As filed with the Securities and Exchange Commission on April 25, 2018

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 15	☒

(Check appropriate box or boxes.)

TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and

Annuity Association of America

(Name of Insurance Company)

730 Third Avenue

New York, New York 10017

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000

Name and Address of Agent for Service:	Copy to:

Rachel D. Mendelson, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Stephen E. Roth, Esquire Eversheds Sutherland (US) LLP 700 Sixth Street, N.W., Suite 700 Washington, DC 20001-3980
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2018, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS — LEVEL 1

MAY 1, 2018

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2018. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Small-Cap Equity Fund*
∎	TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R-6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary   Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

●	TIAA-CREF Emerging Markets Equity Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Small-Cap Equity Fund*

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R-6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Fund (Institutional Shares)

8	Prospectus ∎ TIAA Access

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund ( Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.05%
Total separate account annual charges	2.00%	0.10%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds.

10	Prospectus ∎ TIAA Access

The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.28%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2018 to September 30, 2019)‡	0.04%	1.28%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

TIAA Access ∎ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.08%	—	0.92%	—	0.92%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.07%	—	0.21%	—	0.21%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.03%	—	0.49%	—	0.49%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.10%	—	0.06%	0.38%	0.54%	0.16%	0.38%
● Lifecycle 2010 Fund[2]	0.10%	—	0.02%	0.38%	0.50%	0.12%	0.38%
● Lifecycle 2015 Fund[2]	0.10%	—	0.02%	0.39%	0.51%	0.12%	0.39%
● Lifecycle 2020 Fund[2]	0.10%	—	0.01%	0.40%	0.51%	0.11%	0.40%
● Lifecycle 2025 Fund[2]	0.10%	—	0.01%	0.41%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.10%	—	0.01%	0.42%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.10%	—	0.01%	0.43%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.10%	—	0.01%	0.44%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2050 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.10%	—	0.06%	0.45%	0.61%	0.16%	0.45%
● Lifecycle 2060 Fund[2]	0.10%	—	0.65%	0.45%	1.20%	0.75%	0.45%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.27%	0.01%	1.03%	0.21%	0.82%
American Funds EuroPacific Growth Fund (Class R-6)	0.42%	—	0.08%	—	0.50%	—	0.50%
American Funds Washington Mutual Investors Fund (Class R-6)	0.24%	—	0.06%	—	0.30%	—	0.30%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.12%	—	0.81%	—	0.81%
Champlain Mid Cap Fund (Institutional Shares)	0.72%	—	0.21%	—	0.93%	—	0.93%
Delaware Emerging Markets Fund (Class R-6)	1.16%	—	0.18%	—	1.28%	—	1.28%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.06%	—	0.58%	0.10%	0.48%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R-6 Shares)	0.75%	—	0.11%	—	0.86%	0.06%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (Class R6)	0.67%	—	0.04%	—	0.71%	—	0.71%
Nationwide Geneva Small Cap Growth Fund ( Class R6)	0.80%	—	0.10%	—	0.90%	—	0.90%
Parnassus Fund (Institutional Shares)	0.62%	—	0.09%	—	0.71%	—	0.71%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.07%	0.03%	0.58%	0.06%	0.52%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.05%	—	0.06%	—	0.11%	—	0.11%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Vanguard® Explorer Fund (Admiral Shares)	0.30%	—	0.01%	0.01%	0.32%	—	0.32%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.37%	—	0.02%	—	0.39%	—	0.39%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.02%	—	0.07%	—	0.07%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund

14	Prospectus ∎ TIAA Access

(concluded)

is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2019, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2020. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2018 unless changed with approval of the Board of Trustees.

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

TIAA Access ∎ Prospectus	15

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$141	$440	$760	$1,666
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$14	$45	$79	$179

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

16	Prospectus ∎ TIAA Access

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment

TIAA Access ∎ Prospectus	17

accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2017, TIAA’s total statutory admitted assets were approximately $295 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund

18	Prospectus ∎ TIAA Access

individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate

TIAA Access ∎ Prospectus	19

account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

20	Prospectus ∎ TIAA Access

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests in fixed income securities that comprise its benchmark index, the Barclays U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index.

TIAA Access ∎ Prospectus	21

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	23

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

24	Prospectus ∎ TIAA Access

[1]

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social, and governance criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R-6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer

26	Prospectus ∎ TIAA Access

accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks long-term capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid- capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

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Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and moderate current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations,

28	Prospectus ∎ TIAA Access

the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R-6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (Class R-6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund ( Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value

TIAA Access ∎ Prospectus	29

Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd. to render advisory services to the fund. Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, Vanguard Fund Advisors, WAML, and Western are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

30	Prospectus ∎ TIAA Access

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ∎ Prospectus	31

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

32	Prospectus ∎ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

TIAA Access ∎ Prospectus	33

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your

34	Prospectus ∎ TIAA Access

allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We

TIAA Access ∎ Prospectus	35

multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contractowners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

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How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

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How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transation amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

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Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

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If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, if contractowners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets

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Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all

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market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your

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request is not in “good order”. If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

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For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5, (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

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All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

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Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a One-Life or Two-Life Annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive. State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the

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annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice

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to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement

50	Prospectus ∎ TIAA Access

between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option

TIAA Access ∎ Prospectus	51

or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

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Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% (2% for Puerto Rico), depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax

TIAA Access ∎ Prospectus	53

contributions to 403(b) and 401(k) plans are limited to $18,500 per year ($24,500 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $18,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $18,500 limit is increased to $24,500 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2018; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid

54	Prospectus ∎ TIAA Access

withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. On December 22, 2017, H.R. 1 was enacted into law as P.L. 115-77 (popularly known as the “Tax Cuts and Jobs Act”), permanently cutting

TIAA Access ∎ Prospectus	55

the corporate tax rate from 35% to 21%, temporarily reducing individual tax rates and providing a partial deduction for certain income earned by pass-through entities until 2026, while making fundamental changes to the taxation of foreign persons and income. To broaden the income tax base to pay for the rate cuts and pass-through income deduction, many corporate deductions have been eliminated or modified and many individual deductions suspended until 2026. With most provisions effective on January 1, 2018 the Joint Committee on Taxation (JCT) estimates that the Act will increase the federal deficit by approximately $1.5 trillion over 10 years. The JCT also estimates that the Act will result in some economic growth over the same period. While the Act is expected to have effects on the economy that will impact interest rates and investment performance, we cannot predict those effects. You should discuss the possibility of such impacts with your financial adviser.

The individual provisions of the Act may impact your personal tax situation. You should discuss the impact of the Act on your personal tax situation with your tax advisor.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

56	Prospectus ∎ TIAA Access

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access,

TIAA Access ∎ Prospectus	57

including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you

58	Prospectus ∎ TIAA Access

through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $4,882,314, $3,746,174, and $3,414,280, in fees to Services for fiscal years 2017, 2016, and 2015 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ∎ Prospectus	59

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ∎ Prospectus	61

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2017		0	^	$38.74	$40.43
2016		0	^	$37.20	$38.74
2015		0		$36.97	$37.20
2014		0		$34.96	$36.97
2013		0		$35.38	$34.96
2012		0		$32.99	$35.38
2011		0		$30.94	$32.99
2010		0		$28.97	$30.94
2009		0		$27.26	$28.97
2008		0		$26.55	$27.26

TIAA-CREF Bond Index Fund Sub-Account
2017		2,051		$29.15	$30.12
2016		1,969		$28.50	$29.15
2015		1,874		$28.37	$28.50
2014		1,444		$26.83	$28.37
2013		613		$27.49	$26.83
2012		286		$26.44	$27.49
2011	(b)	143		$25.00	$26.44

TIAA-CREF Bond Plus Fund Sub-Account
2017		199		$38.78	$40.60
2016		143		$37.09	$38.78
2015		105		$36.89	$37.09
2014		97		$34.90	$36.89
2013		82		$35.17	$34.90
2012		103		$32.46	$35.17
2011		56		$30.41	$32.46
2010		12		$28.07	$30.41
2009		3		$25.49	$28.07
2008		0	^	$26.18	$25.49

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2017		636	$19.24	$27.96
2016		122	$18.18	$19.24
2015		110	$20.88	$18.18
2014		58	$22.66	$20.88
2013		25	$22.76	$22.66
2012		20	$18.91	$22.76
2011	(b)	1	$25.00	$18.91

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2017		502	$20.11	$27.62
2016		381	$18.13	$20.11
2015		264	$21.31	$18.13
2014		93	$22.04	$21.31
2013		27	$22.79	$22.04
2012		15	$19.23	$22.79
2011	(b)	9	$25.00	$19.23

TIAA-CREF Equity Index Fund Sub-Account
2017		2,874	$47.88	$57.92
2016		2,599	$42.50	$47.88
2015		1,378	$42.35	$42.50
2014		1,213	$37.68	$42.35
2013		1,107	$28.26	$37.68
2012		876	$24.31	$28.26
2011		752	$24.10	$24.31
2010		712	$20.65	$24.10
2009		711	$16.13	$20.65
2008		7	$25.75	$16.13

TIAA-CREF Growth & Income Fund Sub-Account
2017		2,139	$54.56	$67.57
2016		2,196	$50.29	$54.56
2015		2,415	$48.65	$50.29
2014		2,672	$43.77	$48.65
2013		2,517	$32.61	$43.77
2012		2,378	$28.04	$32.61
2011		1,730	$27.26	$28.04
2010		1,473	$24.12	$27.26
2009		1,320	$19.04	$24.12
2008		438	$29.34	$19.04

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF High-Yield Fund Sub-Account
2017	1,507		$49.11	$51.84
2016	867		$42.20	$49.11
2015	235		$43.87	$42.20
2014	202		$42.85	$43.87
2013	110		$40.40	$42.85
2012	109		$35.35	$40.40
2011	51		$33.34	$35.35
2010	25		$29.12	$33.34
2009	13		$20.57	$29.12
2008	3		$25.60	$20.57

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2017	0		$36.40	$36.99
2016	0		$35.15	$36.40
2015	0		$35.76	$35.15
2014	0	^	$34.61	$35.76
2013	0		$37.97	$34.61
2012	0		$35.68	$37.97
2011	0		$31.52	$35.68
2010	0		$29.75	$31.52
2009	0		$27.21	$29.75
2008	0		$27.72	$27.21

TIAA-CREF International Equity Fund Sub-Account
2017	2,133		$26.00	$34.54
2016	2,319		$25.92	$26.00
2015	2,657		$26.26	$25.92
2014	2,546		$28.57	$26.26
2013	2,633		$23.06	$28.57
2012	2,565		$17.58	$23.06
2011	2,613		$23.01	$17.58
2010	2,433		$19.21	$23.01
2009	1,854		$14.59	$19.21
2008	1,365		$28.98	$14.59

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Index Fund Sub-Account
2017	16,763	$26.51	$33.19
2016	13,329	$26.21	$26.51
2015	10,174	$26.37	$26.21
2014	8,556	$27.94	$26.37
2013	7,722	$22.93	$27.94
2012	6,191	$19.27	$22.93
2011	4,004	$21.94	$19.27
2010	2,955	$20.42	$21.94
2009	1,938	$15.79	$20.42
2008	905	$27.37	$15.79

TIAA-CREF Large-Cap Growth Fund Sub-Account
2017	82	$53.21	$71.50
2016	72	$53.72	$53.21
2015	61	$49.24	$53.72
2014	37	$44.32	$49.24
2013	34	$31.73	$44.32
2012	34	$27.16	$31.73
2011	23	$26.75	$27.16
2010	12	$23.67	$26.75
2009	10	$17.58	$23.67
2008	9	$29.87	$17.58

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2017	3,747	$53.15	$69.06
2016	2,557	$49.70	$53.15
2015	2,059	$47.11	$49.70
2014	1,868	$41.73	$47.11
2013	1,702	$31.33	$41.73
2012	1,100	$27.22	$31.33
2011	869	$26.56	$27.22
2010	815	$22.83	$26.56
2009	669	$16.68	$22.83
2008	508	$27.17	$16.68

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Value Fund Sub-Account
2017		3,617	$42.23	$47.47
2016		3,551	$35.65	$42.23
2015		3,947	$37.44	$35.65
2014		4,061	$34.33	$37.44
2013		4,209	$25.56	$34.33
2012		2,447	$21.38	$25.56
2011		2,131	$22.69	$21.38
2010		1,924	$19.23	$22.69
2009		1,010	$14.72	$19.23
2008		510	$24.54	$14.72

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2017		8,542	$42.25	$47.96
2016		9,107	$36.08	$42.25
2015		6,293	$37.55	$36.08
2014		3,799	$33.15	$37.55
2013		2,485	$25.07	$33.15
2012		1,753	$21.39	$25.07
2011		1,188	$21.34	$21.39
2010		933	$18.52	$21.34
2009		751	$15.50	$18.52
2008		466	$24.60	$15.50

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2017		327	$37.42	$41.90
2016		277	$35.32	$37.42
2015		274	$35.27	$35.32
2014		264	$33.78	$35.27
2013		263	$30.78	$33.78
2012		182	$27.63	$30.78
2011		147	$26.91	$27.63
2010		104	$24.35	$26.91
2009		18	$20.98	$24.35
2008	(a)	0	$25.00	$20.98

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2017	993	$39.17	$44.13
2016	911	$36.92	$39.17
2015	922	$36.82	$36.92
2014	880	$35.24	$36.82
2013	860	$31.49	$35.24
2012	773	$27.98	$31.49
2011	663	$27.54	$27.98
2010	596	$24.67	$27.54
2009	451	$20.68	$24.67
2008	334	$27.04	$20.68

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2017	1,725	$39.11	$44.49
2016	1,736	$36.79	$39.11
2015	1,640	$36.68	$36.79
2014	1,675	$35.04	$36.68
2013	1,565	$30.78	$35.04
2012	1,297	$27.15	$30.78
2011	1,125	$26.98	$27.15
2010	849	$23.98	$26.98
2009	603	$19.77	$23.98
2008	328	$27.06	$19.77

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2017	3,241	$38.98	$45.01
2016	3,109	$36.59	$38.98
2015	2,853	$36.47	$36.59
2014	2,560	$34.81	$36.47
2013	2,167	$29.91	$34.81
2012	1,729	$26.12	$29.91
2011	1,335	$26.22	$26.12
2010	985	$23.15	$26.22
2009	656	$18.81	$23.15
2008	317	$26.96	$18.81

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2017	3,649	$38.95	$45.68
2016	3,200	$36.44	$38.95
2015	2,848	$36.34	$36.44
2014	2,560	$34.69	$36.34
2013	2,162	$29.10	$34.69
2012	1,782	$25.20	$29.10
2011	1,313	$25.55	$25.20
2010	988	$22.45	$25.55
2009	686	$17.94	$22.45
2008	290	$26.96	$17.94

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2017	3,868	$38.74	$46.14
2016	3,414	$36.13	$38.74
2015	2,892	$36.03	$36.13
2014	2,511	$34.44	$36.03
2013	2,187	$28.24	$34.44
2012	1,830	$24.26	$28.24
2011	1,431	$24.86	$24.26
2010	1,027	$21.70	$24.86
2009	655	$17.13	$21.70
2008	279	$26.98	$17.13

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2017	4,116	$39.14	$47.36
2016	3,681	$36.44	$39.14
2015	3,201	$36.39	$36.44
2014	2,780	$34.80	$36.39
2013	2,372	$27.92	$34.80
2012	1,963	$23.82	$27.92
2011	1,498	$24.68	$23.82
2010	1,078	$21.45	$24.68
2009	670	$16.71	$21.45
2008	262	$27.02	$16.71

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2017		5,646		$39.86	$48.94
2016		5,117		$37.02	$39.86
2015		4,503		$37.02	$37.02
2014		3,936		$35.42	$37.02
2013		3,387		$28.06	$35.42
2012		2,859		$23.90	$28.06
2011		2,232		$24.82	$23.90
2010		1,636		$21.53	$24.82
2009		1,052		$16.77	$21.53
2008		387		$27.08	$16.77

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2017		2,289		$38.37	$47.39
2016		1,825		$35.55	$38.37
2015		1,356		$35.54	$35.55
2014		1,001		$34.01	$35.54
2013		715		$26.96	$34.01
2012		490		$22.96	$26.96
2011		260		$23.85	$22.96
2010		104		$20.70	$23.85
2009		27		$16.13	$20.70
2008	(a)	1		$25.00	$16.13

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2017		1,634		$37.99	$47.08
2016		1,243		$35.18	$37.99
2015		908		$35.15	$35.18
2014		637		$33.64	$35.15
2013		451		$26.68	$33.64
2012		288		$22.72	$26.68
2011		165		$23.58	$22.72
2010		62		$20.48	$23.58
2009		12		$15.99	$20.48
2008	(a)	0	^	$25.00	$15.99

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2017		384		$37.21	$46.19
2016		170		$34.41	$37.21
2015		65		$34.40	$34.41
2014		19		$32.92	$34.40
2013		1		$26.11	$32.92
2012	(c)	0		$24.76	$26.11

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2017		70	$25.63	$31.85
2016	(e)	2	$24.92	$25.63

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2017		1,629	$47.95	$60.46
2016		1,628	$47.08	$47.95
2015		1,715	$47.43	$47.08
2014		1,762	$44.07	$47.43
2013		1,979	$32.25	$44.07
2012		1,750	$27.37	$32.25
2011		1,729	$28.91	$27.37
2010		1,652	$22.53	$28.91
2009		959	$15.37	$22.53
2008		265	$28.65	$15.37

TIAA-CREF Mid-Cap Value Fund Sub-Account
2017		5,003	$47.85	$53.12
2016		6,335	$40.80	$47.85
2015		6,357	$43.15	$40.80
2014		6,857	$38.28	$43.15
2013		6,447	$28.90	$38.28
2012		5,791	$24.81	$28.90
2011		4,865	$25.39	$24.81
2010		4,002	$20.98	$25.39
2009		2,546	$15.31	$20.98
2008		1,382	$25.82	$15.31

TIAA-CREF Money Market Fund Sub-Account
2017		586	$26.84	$27.02
2016		498	$26.79	$26.84
2015		159	$26.81	$26.79
2014		105	$26.84	$26.81
2013		130	$26.86	$26.84
2012		10	$26.88	$26.86
2011		0	$26.89	$26.88
2010		0	$26.90	$26.89
2009		0	$26.83	$26.90
2008		0	$26.15	$26.83

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2017	2,195	$34.38	$38.56
2016	1,725	$32.97	$34.38
2015	1,057	$31.54	$32.97
2014	656	$24.64	$31.54
2013	220	$24.25	$24.64
2012	177	$20.31	$24.25
2011	58	$19.00	$20.31
2010	17	$14.52	$19.00
2009	9	$11.67	$14.52
2008	3	$19.05	$11.67

TIAA-CREF S&P 500 Index Fund Sub-Account
2017	6,466	$47.28	$57.51
2016	4,990	$42.30	$47.28
2015	3,792	$41.78	$42.30
2014	3,255	$36.81	$41.78
2013	2,352	$27.87	$36.81
2012	1,732	$24.06	$27.87
2011	1,078	$23.61	$24.06
2010	942	$20.58	$23.61
2009	765	$16.31	$20.58
2008	461	$25.91	$16.31

TIAA-CREF Short-Term Bond Fund Sub-Account
2017	831	$32.77	$33.35
2016	644	$32.13	$32.77
2015	461	$31.86	$32.13
2014	344	$31.57	$31.86
2013	252	$31.49	$31.57
2012	248	$30.39	$31.49
2011	237	$29.65	$30.39
2010	191	$28.34	$29.65
2009	116	$26.86	$28.34
2008	71	$26.25	$26.86

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2017		4,655	$48.62	$55.77
2016		4,770	$40.03	$48.62
2015		4,205	$41.80	$40.03
2014		3,764	$39.79	$41.80
2013		3,477	$28.66	$39.79
2012		2,072	$24.60	$28.66
2011		1,486	$25.69	$24.60
2010		1,616	$20.29	$25.69
2009		1,100	$16.03	$20.29
2008		3	$24.18	$16.03

TIAA-CREF Small-Cap Equity Fund Sub-Account
2017		2,313	$48.75	$56.01
2016		2,791	$40.67	$48.75
2015		2,535	$40.66	$40.67
2014		2,478	$38.06	$40.66
2013		2,171	$27.22	$38.06
2012		1,961	$23.88	$27.22
2011		1,752	$24.88	$23.88
2010		1,208	$19.54	$24.88
2009		569	$15.43	$19.54
2008		394	$22.99	$15.43

TIAA-CREF Social Choice Equity Fund Sub-Account
2017		829	$46.29	$55.92
2016		294	$40.82	$46.29
2015		277	$41.86	$40.82
2014		256	$37.67	$41.86
2013		254	$28.07	$37.67
2012		231	$24.64	$28.07
2011		232	$24.68	$24.64
2010		242	$21.32	$24.68
2009		190	$16.14	$21.32
2008		112	$25.33	$16.14

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares) Sub-Account
2017	(n)	74	$26.10	$32.34

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2017	(o)	7,075	$32.62	$42.73
2016		5,993	$32.33	$32.62
2015		5,914	$32.53	$32.33
2014		4,961	$33.35	$32.53
2013		3,609	$27.70	$33.35
2012		2,163	$23.19	$27.70
2011		1,976	$26.78	$23.19
2010		1,774	$24.45	$26.78
2009		1,349	$17.56	$24.45
2008		671	$29.51	$17.56

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2017	(o)	1,938	$46.59	$56.09
2016		2,026	$41.02	$46.59
2015		1,720	$41.03	$41.02
2014		1,936	$36.84	$41.03
2013		1,186	$27.88	$36.84
2012		998	$24.74	$27.88
2011		552	$23.08	$24.74
2010		219	$20.34	$23.08
2009		179	$17.07	$20.34
2008		46	$25.52	$17.07

Ariel Appreciation Fund (Institutional Class) Sub-Account
2017	(m)	42	$25.75	$29.04

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2017	(l)	174	$25.84	$30.41

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2017	(l)	638	$26.54	$36.20

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2017		3,927	$20.85	$28.45
2016		2,746	$18.62	$20.85
2015		1,783	$22.14	$18.62
2014		640	$22.55	$22.14
2013		141	$23.30	$22.55
2012		130	$19.57	$23.30
2011	(b)	49	$25.00	$19.57

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Dodge & Cox International Stock Fund Sub-Account
2017		1,694	$28.23	$34.95
2016		1,358	$26.10	$28.23
2015		1,482	$29.47	$26.10
2014		743	$29.48	$29.47
2013		258	$23.36	$29.48
2012		169	$19.32	$23.36
2011	(b)	8	$25.00	$19.32

JPMorgan Small Cap Value Fund (Class R-6) Sub-Account
2017	(l)	192	$26.25	$26.88

Lazard International Equity Portfolio (R-6 Shares) Sub-Account
2017	(l)	633	$26.11	$31.39

Lord Abbett High Yield Fund (Class R-6) Sub-Account
2017	(l)	500	$25.69	$27.68

MFS Mid Cap Value Fund (Class R-6) Sub-Account
2017	(l)	335	$25.83	$28.99

Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account
2017	(m)	29	$25.55	$31.04

Parnassus Fund (Institutional Shares) Sub-Account
2017	(l)	34	$26.37	$30.09

Templeton Global Bond Fund (Class R-6) Sub-Account
2017	(m)	237	$26.16	$26.78

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2017		1,710	$57.32	$78.92
2016		1,131	$55.79	$57.32
2015		1,433	$50.73	$55.79
2014		1,063	$46.71	$50.73
2013		908	$32.37	$46.71
2012		781	$27.56	$32.37
2011		547	$27.98	$27.56
2010		476	$24.10	$27.98
2009		503	$15.74	$24.10
2008		150	$26.68	$15.74

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2017	(l)	407	$25.77	$30.95

Vanguard® 500 Index Fund (Admiral Shares) Sub-Account
2017	(l)	2,128	$25.93	$31.12

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2017	(f)	923	$20.62	$27.07
2016		548	$18.47	$20.62
2015		248	$21.84	$18.47
2014	(d)	203	$21.74	$21.84
2013		157	$22.91	$21.74
2012		89	$19.31	$22.91
2011	(b)	7	$25.00	$19.31

Vanguard® Equity Income Fund (Admiral Shares) Sub-Account
2017	(l)	1,676	$25.91	$30.44

Vanguard® Explorer Fund (Admiral Shares) Sub-Account
2017	(g)	317	$40.29	$49.54
2016		310	$35.90	$40.29
2015		309	$37.57	$35.90
2014		307	$36.19	$37.57
2013		214	$25.09	$36.19
2012		165	$21.86	$25.09
2011	(b)	58	$25.00	$21.86

Vanguard® Extended Market Index Fund (Institutional Shares) Sub-Account
2017	(l)	1,166	$26.05	$30.24

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2017	(g)	323	$28.72	$29.16
2016		305	$28.41	$28.72
2015		157	$28.01	$28.41
2014		78	$26.88	$28.01
2013		20	$27.76	$26.88
2012		26	$27.07	$27.76
2011	(b)	24	$25.00	$27.07

76	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard® Selected Value Fund (Investor Shares) Sub-Account
2017		3,457	$44.58	$53.23
2016		3,334	$38.36	$44.58
2015		3,308	$39.92	$38.36
2014		2,865	$37.57	$39.92
2013		1,556	$26.47	$37.57
2012		203	$22.99	$26.47
2011	(b)	8	$25.00	$22.99

Vanguard® Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2017	(h)	5,054	$46.47	$51.91
2016		3,294	$37.32	$46.47
2015		2,177	$39.23	$37.32
2014		757	$35.58	$39.23
2013		247	$26.11	$35.58
2012		164	$22.04	$26.11
2011	(b)	34	$25.00	$22.04

Vanguard® Total Bond Market Index Fund (Institutional Shares) Sub-Account
2017	(l)	693	$25.26	$25.98

Vanguard® Wellington Fund (Admiral Shares) Sub-Account
2017	(g)	6,364	$39.60	$45.42
2016		4,206	$35.71	$39.60
2015		3,062	$35.72	$35.71
2014		1,394	$32.56	$35.72
2013		791	$27.24	$32.56
2012		460	$24.22	$27.24
2011	(b)	51	$25.00	$24.22

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2017	(p)	3,514	$42.33	$45.24
2016		2,287	$40.43	$42.33
2015		1,560	$39.94	$40.43
2014		1,312	$37.13	$39.94
2013		1,173	$37.56	$37.13
2012		1,181	$34.68	$37.56
2011		900	$32.53	$34.68
2010		626	$29.09	$32.53
2009		382	$23.13	$29.09
2008		166	$25.64	$23.13

TIAA Access ∎ Prospectus	77

Separate account condensed financial information TIAA Access	(concluded)

∧	Less than $1,000.
(a)	Sub-Account commenced operations May 1, 2008.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations August 28, 2012.
(d)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal shares class to the Admiral share class.
(e)	Sub-Account commenced operations September 16, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(l)	Sub-Account commenced operations January 6, 2017.
(m)	Sub-Account commenced operations January 9, 2017.
(n)	Sub-Account commenced operations January 10, 2017.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.

78	Prospectus ∎ TIAA Access

PROSPECTUS — LEVEL 2

MAY 1, 2018

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2018. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Small-Cap Equity Fund*
∎	TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R-6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary   Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

●	TIAA-CREF Emerging Markets Equity Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Small-Cap Equity Fund*

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R-6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Fund (Institutional Shares)

8	Prospectus ∎ TIAA Access

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund ( Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.25%
Total separate account annual charges	2.00%	0.30%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds.

10	Prospectus ∎ TIAA Access

The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.28%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2018 to September 30, 2019)‡	0.04%	1.28%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

TIAA Access ∎ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.08%	—	0.92%	—	0.92%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.07%	—	0.21%	—	0.21%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.03%	—	0.49%	—	0.49%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.10%	—	0.06%	0.38%	0.54%	0.16%	0.38%
● Lifecycle 2010 Fund[2]	0.10%	—	0.02%	0.38%	0.50%	0.12%	0.38%
● Lifecycle 2015 Fund[2]	0.10%	—	0.02%	0.39%	0.51%	0.12%	0.39%
● Lifecycle 2020 Fund[2]	0.10%	—	0.01%	0.40%	0.51%	0.11%	0.40%
● Lifecycle 2025 Fund[2]	0.10%	—	0.01%	0.41%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.10%	—	0.01%	0.42%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.10%	—	0.01%	0.43%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.10%	—	0.01%	0.44%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2050 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.10%	—	0.06%	0.45%	0.61%	0.16%	0.45%
● Lifecycle 2060 Fund[2]	0.10%	—	0.65%	0.45%	1.20%	0.75%	0.45%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.27%	0.01%	1.03%	0.21%	0.82%
American Funds EuroPacific Growth Fund (Class R-6)	0.42%	—	0.08%	—	0.50%	—	0.50%
American Funds Washington Mutual Investors Fund (Class R-6)	0.24%	—	0.06%	—	0.30%	—	0.30%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.12%	—	0.81%	—	0.81%
Champlain Mid Cap Fund (Institutional Shares)	0.72%	—	0.21%	—	0.93%	—	0.93%
Delaware Emerging Markets Fund (Class R-6)	1.16%	—	0.18%	—	1.28%	—	1.28%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.06%	—	0.58%	0.10%	0.48%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R-6 Shares)	0.75%	—	0.11%	—	0.86%	0.06%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (Class R6)	0.67%	—	0.04%	—	0.71%	—	0.71%
Nationwide Geneva Small Cap Growth Fund ( Class R6)	0.80%	—	0.10%	—	0.90%	—	0.90%
Parnassus Fund (Institutional Shares)	0.62%	—	0.09%	—	0.71%	—	0.71%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.07%	0.03%	0.58%	0.06%	0.52%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.05%	—	0.06%	—	0.11%	—	0.11%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Vanguard® Explorer Fund (Admiral Shares)	0.30%	—	0.01%	0.01%	0.32%	—	0.32%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.37%	—	0.02%	—	0.39%	—	0.39%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.02%	—	0.07%	—	0.07%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund

14	Prospectus ∎ TIAA Access

(concluded)

is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2019, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2020. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2018 unless changed with approval of the Board of Trustees.

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

TIAA Access ∎ Prospectus	15

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$162	$502	$866	$1,889
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$35	$109	$191	$431

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

16	Prospectus ∎ TIAA Access

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment

TIAA Access ∎ Prospectus	17

accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2017, TIAA’s total statutory admitted assets were approximately $295 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund

18	Prospectus ∎ TIAA Access

individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate

TIAA Access ∎ Prospectus	19

account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

20	Prospectus ∎ TIAA Access

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests in fixed income securities that comprise its benchmark index, the Barclays U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index.

TIAA Access ∎ Prospectus	21

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

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•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

24	Prospectus ∎ TIAA Access

[1]

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social, and governance criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

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Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R-6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer

26	Prospectus ∎ TIAA Access

accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks long-term capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid- capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

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Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and moderate current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations,

28	Prospectus ∎ TIAA Access

the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R-6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (Class R-6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund ( Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value

TIAA Access ∎ Prospectus	29

Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd. to render advisory services to the fund. Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, Vanguard Fund Advisors, WAML, and Western are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

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Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ∎ Prospectus	31

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

32	Prospectus ∎ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

TIAA Access ∎ Prospectus	33

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your

34	Prospectus ∎ TIAA Access

allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We

TIAA Access ∎ Prospectus	35

multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contractowners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

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How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

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How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transation amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

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Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

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If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, if contractowners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets

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Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all

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market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your

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request is not in “good order”. If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

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For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5, (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

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All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

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Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a One-Life or Two-Life Annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive. State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the

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annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice

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to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement

50	Prospectus ∎ TIAA Access

between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option

TIAA Access ∎ Prospectus	51

or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

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Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% (2% for Puerto Rico), depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax

TIAA Access ∎ Prospectus	53

contributions to 403(b) and 401(k) plans are limited to $18,500 per year ($24,500 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $18,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $18,500 limit is increased to $24,500 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2018; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid

54	Prospectus ∎ TIAA Access

withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. On December 22, 2017, H.R. 1 was enacted into law as P.L. 115-77 (popularly known as the “Tax Cuts and Jobs Act”), permanently cutting

TIAA Access ∎ Prospectus	55

the corporate tax rate from 35% to 21%, temporarily reducing individual tax rates and providing a partial deduction for certain income earned by pass-through entities until 2026, while making fundamental changes to the taxation of foreign persons and income. To broaden the income tax base to pay for the rate cuts and pass-through income deduction, many corporate deductions have been eliminated or modified and many individual deductions suspended until 2026. With most provisions effective on January 1, 2018 the Joint Committee on Taxation (JCT) estimates that the Act will increase the federal deficit by approximately $1.5 trillion over 10 years. The JCT also estimates that the Act will result in some economic growth over the same period. While the Act is expected to have effects on the economy that will impact interest rates and investment performance, we cannot predict those effects. You should discuss the possibility of such impacts with your financial adviser.

The individual provisions of the Act may impact your personal tax situation. You should discuss the impact of the Act on your personal tax situation with your tax advisor.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

56	Prospectus ∎ TIAA Access

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access,

TIAA Access ∎ Prospectus	57

including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you

58	Prospectus ∎ TIAA Access

through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $4,882,314, $3,746,174, and $3,414,280, in fees to Services for fiscal years 2017, 2016, and 2015 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ∎ Prospectus	59

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ∎ Prospectus	61

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

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Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2017		10		$38.10	$39.68
2016		8		$36.67	$38.10
2015		9		$36.51	$36.67
2014		7		$34.60	$36.51
2013		6		$35.08	$34.60
2012		6		$32.78	$35.08
2011		0	^	$30.80	$32.78
2010		0	^	$28.88	$30.80
2009		0	^	$27.21	$28.88
2008		0	^	$26.52	$27.21

TIAA-CREF Bond Index Fund Sub-Account
2017		14		$28.82	$29.72
2016		4		$28.23	$28.82
2015		2		$28.17	$28.23
2014		2		$26.68	$28.17
2013		0		$27.40	$26.68
2012		0		$26.40	$27.40
2011	(b)	0		$25.00	$26.40

TIAA-CREF Bond Plus Fund Sub-Account
2017		92		$38.14	$39.86
2016		90		$36.55	$38.14
2015		66		$36.43	$36.55
2014		76		$34.53	$36.43
2013		52		$34.87	$34.53
2012		28		$32.25	$34.87
2011		15		$30.27	$32.25
2010		10		$27.99	$30.27
2009		3		$25.45	$27.99
2008		0	^	$26.16	$25.45

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2017		2		$19.03	$27.59
2016		0	^	$18.01	$19.03
2015		0	^	$20.73	$18.01
2014		0	^	$22.54	$20.73
2013		0		$22.69	$22.54
2012		0		$18.89	$22.69
2011	(b)	0		$25.00	$18.89

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2017		0	^	$19.89	$27.25
2016		0	^	$17.96	$19.89
2015		0	^	$21.15	$17.96
2014		0	^	$21.92	$21.15
2013		0		$22.71	$21.92
2012		0		$19.21	$22.71
2011	(b)	0		$25.00	$19.21

TIAA-CREF Equity Index Fund Sub-Account
2017		162		$47.09	$56.85
2016		67		$41.89	$47.09
2015		42		$41.82	$41.89
2014		36		$37.28	$41.82
2013		33		$28.01	$37.28
2012		21		$24.15	$28.01
2011		13		$23.99	$24.15
2010		11		$20.59	$23.99
2009		14		$16.10	$20.59
2008		0	^	$25.73	$16.10

TIAA-CREF Growth & Income Fund Sub-Account
2017		83		$53.67	$66.33
2016		104		$49.56	$53.67
2015		111		$48.04	$49.56
2014		123		$43.31	$48.04
2013		94		$32.33	$43.31
2012		75		$27.86	$32.33
2011		43		$27.13	$27.86
2010		40		$24.05	$27.13
2009		29		$19.00	$24.05
2008		14		$29.32	$19.00

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF High-Yield Fund Sub-Account
2017	91		$48.30	$50.89
2016	69		$41.59	$48.30
2015	40		$43.33	$41.59
2014	56		$42.40	$43.33
2013	45		$40.06	$42.40
2012	29		$35.12	$40.06
2011	22		$33.18	$35.12
2010	12		$29.03	$33.18
2009	10		$20.53	$29.03
2008	1		$25.58	$20.53

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2017	2		$35.80	$36.31
2016	2		$34.64	$35.80
2015	2		$35.32	$34.64
2014	1		$34.25	$35.32
2013	0	^	$37.64	$34.25
2012	0	^	$35.45	$37.64
2011	0	^	$31.37	$35.45
2010	0	^	$29.66	$31.37
2009	0	^	$27.16	$29.66
2008	0	^	$27.69	$27.16

TIAA-CREF International Equity Fund Sub-Account
2017	405		$25.58	$33.90
2016	334		$25.55	$25.58
2015	315		$25.93	$25.55
2014	289		$28.27	$25.93
2013	235		$22.86	$28.27
2012	188		$17.46	$22.86
2011	113		$22.91	$17.46
2010	72		$19.15	$22.91
2009	54		$14.56	$19.15
2008	9		$28.96	$14.56

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Index Fund Sub-Account
2017	506		$26.07	$32.58
2016	355		$25.83	$26.07
2015	279		$26.04	$25.83
2014	226		$27.64	$26.04
2013	208		$22.73	$27.64
2012	155		$19.15	$22.73
2011	118		$21.84	$19.15
2010	91		$20.36	$21.84
2009	56		$15.76	$20.36
2008	31		$27.35	$15.76

TIAA-CREF Large-Cap Growth Fund Sub-Account
2017	12		$52.33	$70.18
2016	13		$52.94	$52.33
2015	7		$48.62	$52.94
2014	6		$43.85	$48.62
2013	2		$31.46	$43.85
2012	3		$26.98	$31.46
2011	0	^	$26.63	$26.98
2010	0	^	$23.60	$26.63
2009	0	^	$17.54	$23.60
2008	0	^	$29.85	$17.54

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2017	65		$52.28	$67.79
2016	54		$48.98	$52.28
2015	35		$46.52	$48.98
2014	34		$41.29	$46.52
2013	31		$31.06	$41.29
2012	19		$27.04	$31.06
2011	16		$26.44	$27.04
2010	19		$22.77	$26.44
2009	12		$16.65	$22.77
2008	0	^	$27.14	$16.65

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Value Fund Sub-Account
2017		432		$41.54	$46.60
2016		381		$35.13	$41.54
2015		359		$36.97	$35.13
2014		349		$33.97	$36.97
2013		294		$25.34	$33.97
2012		199		$21.24	$25.34
2011		119		$22.59	$21.24
2010		79		$19.17	$22.59
2009		41		$14.70	$19.17
2008		6		$24.51	$14.70

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2017		130		$41.56	$47.08
2016		128		$35.56	$41.56
2015		79		$37.08	$35.56
2014		68		$32.80	$37.08
2013		42		$24.86	$32.80
2012		18		$21.25	$24.86
2011		11		$21.25	$21.25
2010		5		$18.47	$21.25
2009		2		$15.47	$18.47
2008		0	^	$24.57	$15.47

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2017		48		$36.85	$41.18
2016		33		$34.85	$36.85
2015		17		$34.87	$34.85
2014		16		$33.46	$34.87
2013		16		$30.55	$33.46
2012		15		$27.48	$30.55
2011		12		$26.82	$27.48
2010		2		$24.31	$26.82
2009		3		$20.96	$24.31
2008	(a)	0		$25.00	$20.96

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2017	226	$38.53	$43.31
2016	236	$36.39	$38.53
2015	243	$36.36	$36.39
2014	258	$34.86	$36.36
2013	262	$31.22	$34.86
2012	270	$27.80	$31.22
2011	306	$27.42	$27.80
2010	266	$24.59	$27.42
2009	254	$20.64	$24.59
2008	120	$27.01	$20.64

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2017	209	$38.47	$43.67
2016	221	$36.26	$38.47
2015	223	$36.22	$36.26
2014	205	$34.67	$36.22
2013	176	$30.52	$34.67
2012	133	$26.97	$30.52
2011	90	$26.86	$26.97
2010	36	$23.91	$26.86
2009	67	$19.73	$23.91
2008	4	$27.03	$19.73

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2017	421	$38.34	$44.18
2016	376	$36.06	$38.34
2015	331	$36.01	$36.06
2014	315	$34.45	$36.01
2013	246	$29.66	$34.45
2012	174	$25.95	$29.66
2011	96	$26.10	$25.95
2010	58	$23.08	$26.10
2009	78	$18.77	$23.08
2008	10	$26.94	$18.77

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2017	479	$38.31	$44.84
2016	387	$35.91	$38.31
2015	331	$35.89	$35.91
2014	261	$34.33	$35.89
2013	171	$28.85	$34.33
2012	133	$25.03	$28.85
2011	80	$25.44	$25.03
2010	40	$22.39	$25.44
2009	50	$17.91	$22.39
2008	11	$26.93	$17.91

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2017	435	$38.10	$45.29
2016	361	$35.60	$38.10
2015	301	$35.58	$35.60
2014	246	$34.08	$35.58
2013	183	$28.00	$34.08
2012	124	$24.10	$28.00
2011	80	$24.75	$24.10
2010	42	$21.64	$24.75
2009	47	$17.09	$21.64
2008	6	$26.96	$17.09

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2017	407	$38.50	$46.49
2016	338	$35.91	$38.50
2015	278	$35.94	$35.91
2014	227	$34.44	$35.94
2013	160	$27.68	$34.44
2012	115	$23.67	$27.68
2011	48	$24.57	$23.67
2010	20	$21.38	$24.57
2009	24	$16.68	$21.38
2008	2	$27.00	$16.68

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2017		433		$39.20	$48.04
2016		370		$36.48	$39.20
2015		320		$36.56	$36.48
2014		243		$35.04	$36.56
2013		182		$27.82	$35.04
2012		124		$23.75	$27.82
2011		63		$24.70	$23.75
2010		37		$21.47	$24.70
2009		24		$16.74	$21.47
2008		3		$27.06	$16.74

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2017		329		$37.79	$46.58
2016		275		$35.07	$37.79
2015		210		$35.14	$35.07
2014		170		$33.69	$35.14
2013		125		$26.76	$33.69
2012		81		$22.83	$26.76
2011		32		$23.77	$22.83
2010		15		$20.66	$23.77
2009		8		$16.12	$20.66
2008	(a)	0	^	$25.00	$16.12

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2017		287		$37.41	$46.27
2016		240		$34.71	$37.41
2015		174		$34.76	$34.71
2014		124		$33.33	$34.76
2013		78		$26.48	$33.33
2012		45		$22.60	$26.48
2011		17		$23.50	$22.60
2010		12		$20.45	$23.50
2009		14		$15.98	$20.45
2008	(a)	0	^	$25.00	$15.98

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2017		24		$36.87	$45.67
2016		10		$34.16	$36.87
2015		2		$34.21	$34.16
2014		0	^	$32.81	$34.21
2013	(c)	0	^	$28.46	$32.81

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2017		4		$25.54	$31.68
2016	(e)	0	^	$24.75	$25.54

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2017		106		$47.16	$59.35
2016		93		$46.40	$47.16
2015		98		$46.83	$46.40
2014		83		$43.60	$46.83
2013		75		$31.97	$43.60
2012		54		$27.19	$31.97
2011		44		$28.77	$27.19
2010		32		$22.46	$28.77
2009		47		$15.34	$22.46
2008		4		$28.63	$15.34

TIAA-CREF Mid-Cap Value Fund Sub-Account
2017		284		$47.07	$52.15
2016		328		$40.21	$47.07
2015		293		$42.61	$40.21
2014		288		$37.87	$42.61
2013		255		$28.66	$37.87
2012		203		$24.65	$28.66
2011		150		$25.27	$24.65
2010		112		$20.92	$25.27
2009		97		$15.28	$20.92
2008		21		$25.79	$15.28

TIAA-CREF Money Market Fund Sub-Account
2017		0	^	$26.40	$26.52
2016		1		$26.40	$26.40
2015		1		$26.48	$26.40
2014		2		$26.55	$26.48
2013		1		$26.63	$26.55
2012		1		$26.70	$26.63
2011		0	^	$26.77	$26.70
2010		0	^	$26.83	$26.77
2009		0	^	$26.78	$26.83
2008		0	^	$26.13	$26.78

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2017	159		$33.81	$37.85
2016	143		$32.49	$33.81
2015	132		$31.15	$32.49
2014	113		$24.38	$31.15
2013	62		$24.05	$24.38
2012	53		$20.17	$24.05
2011	41		$18.92	$20.17
2010	22		$14.48	$18.92
2009	10		$11.65	$14.48
2008	5		$19.03	$11.65

TIAA-CREF S&P 500 Index Fund Sub-Account
2017	139		$46.50	$56.46
2016	135		$41.69	$46.50
2015	134		$41.26	$41.69
2014	77		$36.43	$41.26
2013	64		$27.63	$36.43
2012	35		$23.90	$27.63
2011	25		$23.50	$23.90
2010	20		$20.52	$23.50
2009	79		$16.28	$20.52
2008	8		$25.89	$16.28

TIAA-CREF Short-Term Bond Fund Sub-Account
2017	103		$32.23	$32.73
2016	139		$31.67	$32.23
2015	116		$31.46	$31.67
2014	89		$31.24	$31.46
2013	59		$31.23	$31.24
2012	31		$30.19	$31.23
2011	21		$29.51	$30.19
2010	14		$28.25	$29.51
2009	6		$26.81	$28.25
2008	0	^	$26.23	$26.81

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2017	140	$47.82	$54.75
2016	121	$39.45	$47.82
2015	120	$41.28	$39.45
2014	100	$39.37	$41.28
2013	85	$28.42	$39.37
2012	54	$24.44	$28.42
2011	37	$25.57	$24.44
2010	32	$20.23	$25.57
2009	33	$16.00	$20.23
2008	7	$24.16	$16.00

TIAA-CREF Small-Cap Equity Fund Sub-Account
2017	219	$47.95	$54.98
2016	208	$40.08	$47.95
2015	167	$40.15	$40.08
2014	150	$37.66	$40.15
2013	121	$26.98	$37.66
2012	99	$23.73	$26.98
2011	69	$24.77	$23.73
2010	37	$19.49	$24.77
2009	24	$15.40	$19.49
2008	3	$22.97	$15.40

TIAA-CREF Social Choice Equity Fund Sub-Account
2017	60	$45.53	$54.89
2016	50	$40.23	$45.53
2015	44	$41.34	$40.23
2014	60	$37.27	$41.34
2013	53	$27.83	$37.27
2012	25	$24.48	$27.83
2011	20	$24.56	$24.48
2010	14	$21.26	$24.56
2009	8	$16.11	$21.26
2008	4	$25.31	$16.11

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2017		21		$32.08	$41.94
2016		7		$31.86	$32.08
2015		7		$32.13	$31.86
2014		6		$33.00	$32.13
2013		6		$27.46	$33.00
2012		4		$23.03	$27.46
2011		4		$26.66	$23.03
2010		2		$24.38	$26.66
2009		0		$17.52	$24.38
2008		0		$29.48	$17.52

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2017		0	^	$45.82	$55.05
2016		0	^	$40.42	$45.82
2015		0	^	$40.52	$40.42
2014		0	^	$36.45	$40.52
2013		0	^	$27.64	$36.45
2012		0		$24.58	$27.64
2011		0		$22.98	$24.58
2010		0		$20.28	$22.98
2009		0		$17.04	$20.28
2008		0		$25.50	$17.04

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2017		22		$20.62	$28.07
2016		16		$18.45	$20.62
2015		14		$21.98	$18.45
2014		8		$22.43	$21.98
2013		4		$23.22	$22.43
2012		2		$19.55	$23.22
2011	(b)	0		$25.00	$19.55

Dodge & Cox International Stock Fund Sub-Account
2017		10		$27.91	$34.49
2016		9		$25.86	$27.91
2015		14		$29.26	$25.86
2014		9		$29.32	$29.26
2013		0		$23.28	$29.32
2012		0		$19.30	$23.28
2011	(b)	0		$25.00	$19.30

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2017		57		$56.38	$77.47
2016		33		$54.98	$56.38
2015		26		$50.09	$54.98
2014		33		$46.21	$50.09
2013		24		$32.09	$46.21
2012		12		$27.38	$32.09
2011		8		$27.85	$27.38
2010		8		$24.03	$27.85
2009		10		$15.71	$24.03
2008		0	^	$26.66	$15.71

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2017	(f)	16		$20.39	$26.71
2016		2		$18.30	$20.39
2015		1		$21.68	$18.30
2014	(d)	1		$21.62	$21.68
2013		0		$22.83	$21.62
2012		0		$19.28	$22.83
2011	(b)	0		$25.00	$19.28

Vanguard® Explorer Fund (Admiral Shares) Sub-Account
2017	(g)	1		$39.83	$48.88
2016		1		$35.57	$39.83
2015		3		$37.29	$35.57
2014		4		$36.00	$37.29
2013		0		$25.01	$36.00
2012		0		$21.84	$25.01
2011	(b)	0		$25.00	$21.84

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2017	(g)	1		$28.39	$28.78
2016		1		$28.14	$28.39
2015		1		$27.81	$28.14
2014		0	^	$26.74	$27.81
2013		0		$27.67	$26.74
2012		0		$27.03	$27.67
2011	(b)	0		$25.00	$27.03

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard® Selected Value Fund (Investor Shares) Sub-Account
2017		11	$44.08	$52.52
2016		7	$38.00	$44.08
2015		6	$39.62	$38.00
2014		5	$37.37	$39.62
2013		0	$26.39	$37.37
2012		0	$22.96	$26.39
2011	(b)	0	$25.00	$22.96

Vanguard® Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2017	(h)	18	$45.95	$51.22
2016		7	$36.97	$45.95
2015		7	$38.95	$36.97
2014		5	$35.39	$38.95
2013		0	$26.02	$35.39
2012		0	$22.01	$26.02
2011	(b)	0	$25.00	$22.01

Vanguard® Wellington Fund (Admiral Shares) Sub-Account
2017	(g)	13	$39.15	$44.82
2016		11	$35.37	$39.15
2015		11	$35.46	$35.37
2014		9	$32.39	$35.46
2013		0	$27.14	$32.39
2012		0	$24.19	$27.14
2011	(b)	0	$25.00	$24.19

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2017		209	$41.63	$44.40
2016		122	$39.85	$41.63
2015		141	$39.45	$39.85
2014		41	$36.74	$39.45
2013		36	$37.24	$36.74
2012		26	$34.45	$37.24
2011		10	$32.38	$34.45
2010		9	$29.00	$32.38
2009		6	$23.09	$29.00
2008		1	$25.61	$23.09

76	Prospectus ∎ TIAA Access

(concluded)

^	Less than $1,000
(a)	Sub-Account commenced operations May 1, 2008.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations April 30, 2013.
(d)	Effective October 24, 2014, all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(e)	Sub-Account commenced operations September 12, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.

TIAA Access ∎ Prospectus	77

PROSPECTUS — LEVEL 3

MAY 1, 2018

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2018. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Small-Cap Equity Fund*
∎	TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R-6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary   Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

●	TIAA-CREF Emerging Markets Equity Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Small-Cap Equity Fund*

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R-6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Fund (Institutional Shares)

8	Prospectus ∎ TIAA Access

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund ( Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.40%
Total separate account annual charges	2.00%	0.45%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds.

10	Prospectus ∎ TIAA Access

The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.28%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2018 to September 30, 2019)‡	0.04%	1.28%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

TIAA Access ∎ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.08%	—	0.92%	—	0.92%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.07%	—	0.21%	—	0.21%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.03%	—	0.49%	—	0.49%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.10%	—	0.06%	0.38%	0.54%	0.16%	0.38%
● Lifecycle 2010 Fund[2]	0.10%	—	0.02%	0.38%	0.50%	0.12%	0.38%
● Lifecycle 2015 Fund[2]	0.10%	—	0.02%	0.39%	0.51%	0.12%	0.39%
● Lifecycle 2020 Fund[2]	0.10%	—	0.01%	0.40%	0.51%	0.11%	0.40%
● Lifecycle 2025 Fund[2]	0.10%	—	0.01%	0.41%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.10%	—	0.01%	0.42%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.10%	—	0.01%	0.43%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.10%	—	0.01%	0.44%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2050 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.10%	—	0.06%	0.45%	0.61%	0.16%	0.45%
● Lifecycle 2060 Fund[2]	0.10%	—	0.65%	0.45%	1.20%	0.75%	0.45%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.27%	0.01%	1.03%	0.21%	0.82%
American Funds EuroPacific Growth Fund (Class R-6)	0.42%	—	0.08%	—	0.50%	—	0.50%
American Funds Washington Mutual Investors Fund (Class R-6)	0.24%	—	0.06%	—	0.30%	—	0.30%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.12%	—	0.81%	—	0.81%
Champlain Mid Cap Fund (Institutional Shares)	0.72%	—	0.21%	—	0.93%	—	0.93%
Delaware Emerging Markets Fund (Class R-6)	1.16%	—	0.18%	—	1.28%	—	1.28%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.06%	—	0.58%	0.10%	0.48%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R-6 Shares)	0.75%	—	0.11%	—	0.86%	0.06%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (Class R6)	0.67%	—	0.04%	—	0.71%	—	0.71%
Nationwide Geneva Small Cap Growth Fund ( Class R6)	0.80%	—	0.10%	—	0.90%	—	0.90%
Parnassus Fund (Institutional Shares)	0.62%	—	0.09%	—	0.71%	—	0.71%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.07%	0.03%	0.58%	0.06%	0.52%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.05%	—	0.06%	—	0.11%	—	0.11%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Vanguard® Explorer Fund (Admiral Shares)	0.30%	—	0.01%	0.01%	0.32%	—	0.32%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.37%	—	0.02%	—	0.39%	—	0.39%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.02%	—	0.07%	—	0.07%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund

14	Prospectus ∎ TIAA Access

(concluded)

is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2019, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2020. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2018 unless changed with approval of the Board of Trustees.

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

TIAA Access ∎ Prospectus	15

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$177	$549	$946	$2,054
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$50	$158	$275	$617

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

16	Prospectus ∎ TIAA Access

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment

TIAA Access ∎ Prospectus	17

accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2017, TIAA’s total statutory admitted assets were approximately $295 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund

18	Prospectus ∎ TIAA Access

individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate

TIAA Access ∎ Prospectus	19

account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

20	Prospectus ∎ TIAA Access

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests in fixed income securities that comprise its benchmark index, the Barclays U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index.

TIAA Access ∎ Prospectus	21

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	23

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

24	Prospectus ∎ TIAA Access

[1]

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social, and governance criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

TIAA Access ∎ Prospectus	25

Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R-6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer

26	Prospectus ∎ TIAA Access

accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks long-term capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid- capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

TIAA Access ∎ Prospectus	27

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and moderate current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations,

28	Prospectus ∎ TIAA Access

the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R-6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (Class R-6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund ( Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value

TIAA Access ∎ Prospectus	29

Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd. to render advisory services to the fund. Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, Vanguard Fund Advisors, WAML, and Western are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

30	Prospectus ∎ TIAA Access

Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

TIAA Access ∎ Prospectus	31

SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

32	Prospectus ∎ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

TIAA Access ∎ Prospectus	33

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your

34	Prospectus ∎ TIAA Access

allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We

TIAA Access ∎ Prospectus	35

multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contractowners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

36	Prospectus ∎ TIAA Access

How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

TIAA Access ∎ Prospectus	37

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transation amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

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Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

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If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, if contractowners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets

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Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all

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market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your

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request is not in “good order”. If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

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For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5, (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

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All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

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Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a One-Life or Two-Life Annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive. State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.

Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the

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annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice

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to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement

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between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option

TIAA Access ∎ Prospectus	51

or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

52	Prospectus ∎ TIAA Access

Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% (2% for Puerto Rico), depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax

TIAA Access ∎ Prospectus	53

contributions to 403(b) and 401(k) plans are limited to $18,500 per year ($24,500 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $18,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $18,500 limit is increased to $24,500 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2018; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid

54	Prospectus ∎ TIAA Access

withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. On December 22, 2017, H.R. 1 was enacted into law as P.L. 115-77 (popularly known as the “Tax Cuts and Jobs Act”), permanently cutting

TIAA Access ∎ Prospectus	55

the corporate tax rate from 35% to 21%, temporarily reducing individual tax rates and providing a partial deduction for certain income earned by pass-through entities until 2026, while making fundamental changes to the taxation of foreign persons and income. To broaden the income tax base to pay for the rate cuts and pass-through income deduction, many corporate deductions have been eliminated or modified and many individual deductions suspended until 2026. With most provisions effective on January 1, 2018 the Joint Committee on Taxation (JCT) estimates that the Act will increase the federal deficit by approximately $1.5 trillion over 10 years. The JCT also estimates that the Act will result in some economic growth over the same period. While the Act is expected to have effects on the economy that will impact interest rates and investment performance, we cannot predict those effects. You should discuss the possibility of such impacts with your financial adviser.

The individual provisions of the Act may impact your personal tax situation. You should discuss the impact of the Act on your personal tax situation with your tax advisor.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

56	Prospectus ∎ TIAA Access

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access,

TIAA Access ∎ Prospectus	57

including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you

58	Prospectus ∎ TIAA Access

through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $4,882,314, $3,746,174, and $3,414,280, in fees to Services for fiscal years 2017, 2016, and 2015 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ∎ Prospectus	59

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

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Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ∎ Prospectus	61

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

62	Prospectus ∎ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2017		41		$37.54	$39.04
2016		44		$36.18	$37.54
2015		42		$36.08	$36.18
2014		38		$34.24	$36.08
2013		34		$34.77	$34.24
2012		37		$32.54	$34.77
2011		34		$30.62	$32.54
2010		23		$28.76	$30.62
2009		12		$27.13	$28.76
2008		0	^	$26.49	$27.13

TIAA-CREF Bond Index Fund Sub-Account
2017		12		$28.58	$29.42
2016		15		$28.04	$28.58
2015		14		$28.01	$28.04
2014		16		$26.58	$28.01
2013		7		$27.34	$26.58
2012		2		$26.37	$27.34
2011	(b)	0		$25.00	$26.37

TIAA-CREF Bond Plus Fund Sub-Account
2017		221		$37.58	$39.21
2016		180		$36.06	$37.58
2015		88		$36.00	$36.06
2014		69		$34.18	$36.00
2013		46		$34.56	$34.18
2012		39		$32.01	$34.56
2011		26		$30.09	$32.01
2010		14		$27.87	$30.09
2009		4		$25.37	$27.87
2008		1		$26.12	$25.37

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2017		16		$18.87	$27.32
2016		13		$17.88	$18.87
2015		10		$20.61	$17.88
2014		8		$22.45	$20.61
2013		5		$22.63	$22.45
2012		2		$18.87	$22.63
2011	(b)	0		$25.00	$18.87

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2017		9		$19.72	$26.98
2016		7		$17.84	$19.72
2015		6		$21.04	$17.84
2014		2		$21.83	$21.04
2013		0	^	$22.66	$21.83
2012		0	^	$19.19	$22.66
2011	(b)	0		$25.00	$19.19

TIAA-CREF Equity Index Fund Sub-Account
2017		124		$46.39	$55.93
2016		71		$41.33	$46.39
2015		48		$41.33	$41.33
2014		24		$36.89	$41.33
2013		22		$27.77	$36.89
2012		21		$23.98	$27.77
2011		20		$23.85	$23.98
2010		21		$20.50	$23.85
2009		19		$16.05	$20.50
2008		0	^	$25.69	$16.05

TIAA-CREF Growth & Income Fund Sub-Account
2017		184		$52.88	$65.25
2016		160		$48.91	$52.88
2015		143		$47.48	$48.91
2014		153		$42.86	$47.48
2013		174		$32.05	$42.86
2012		190		$27.65	$32.05
2011		125		$26.98	$27.65
2010		128		$23.94	$26.98
2009		98		$18.95	$23.94
2008		10		$29.28	$18.95

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF High-Yield Fund Sub-Account
2017	115		$47.59	$50.06
2016	97		$41.03	$47.59
2015	58		$42.81	$41.03
2014	72		$41.96	$42.81
2013	66		$39.70	$41.96
2012	46		$34.86	$39.70
2011	31		$32.99	$34.86
2010	18		$28.91	$32.99
2009	7		$20.47	$28.91
2008	0	^	$25.55	$20.47

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2017	7		$35.27	$35.72
2016	8		$34.18	$35.27
2015	10		$34.90	$34.18
2014	7		$33.90	$34.90
2013	7		$37.31	$33.90
2012	7		$35.19	$37.31
2011	13		$31.19	$35.19
2010	6		$29.53	$31.19
2009	3		$27.08	$29.53
2008	0	^	$27.65	$27.08

TIAA-CREF International Equity Fund Sub-Account
2017	693		$25.20	$33.35
2016	514		$25.21	$25.20
2015	395		$25.63	$25.21
2014	323		$27.98	$25.63
2013	275		$22.66	$27.98
2012	218		$17.33	$22.66
2011	113		$22.77	$17.33
2010	69		$19.07	$22.77
2009	38		$14.52	$19.07
2008	19		$28.92	$14.52

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF International Equity Index Fund Sub-Account
2017	806	$25.69	$32.05
2016	680	$25.49	$25.69
2015	571	$25.73	$25.49
2014	552	$27.36	$25.73
2013	512	$22.53	$27.36
2012	452	$19.00	$22.53
2011	317	$21.72	$19.00
2010	259	$20.27	$21.72
2009	125	$15.72	$20.27
2008	12	$27.31	$15.72

TIAA-CREF Large-Cap Growth Fund Sub-Account
2017	79	$51.56	$69.04
2016	58	$52.24	$51.56
2015	41	$48.05	$52.24
2014	24	$43.40	$48.05
2013	24	$31.18	$43.40
2012	24	$26.78	$31.18
2011	13	$26.47	$26.78
2010	5	$23.50	$26.47
2009	4	$17.49	$23.50
2008	1	$29.81	$17.49

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2017	65	$51.50	$66.69
2016	51	$48.33	$51.50
2015	37	$45.97	$48.33
2014	30	$40.87	$45.97
2013	29	$30.79	$40.87
2012	23	$26.84	$30.79
2011	21	$26.29	$26.84
2010	12	$22.67	$26.29
2009	15	$16.60	$22.67
2008	3	$27.10	$16.60

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Value Fund Sub-Account
2017		672		$40.92	$45.84
2016		610		$34.66	$40.92
2015		490		$36.53	$34.66
2014		415		$33.62	$36.53
2013		364		$25.12	$33.62
2012		265		$21.08	$25.12
2011		129		$22.45	$21.08
2010		77		$19.09	$22.45
2009		31		$14.65	$19.09
2008		6		$24.48	$14.65

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2017		264		$40.95	$46.32
2016		306		$35.08	$40.95
2015		201		$36.64	$35.08
2014		98		$32.46	$36.64
2013		70		$24.64	$32.46
2012		47		$21.09	$24.64
2011		38		$21.12	$21.09
2010		36		$18.39	$21.12
2009		24		$15.43	$18.39
2008		2		$24.54	$15.43

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2017		52		$36.37	$40.59
2016		54		$34.45	$36.37
2015		25		$34.52	$34.45
2014		27		$33.18	$34.52
2013		19		$30.34	$33.18
2012		5		$27.33	$30.34
2011		8		$26.71	$27.33
2010		0	^	$24.25	$26.71
2009		0	^	$20.94	$24.25
2008	(a)	0		$25.00	$20.94

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2017	131	$37.96	$42.61
2016	117	$35.90	$37.96
2015	96	$35.93	$35.90
2014	93	$34.50	$35.93
2013	77	$30.95	$34.50
2012	69	$27.59	$30.95
2011	38	$27.26	$27.59
2010	31	$24.49	$27.26
2009	19	$20.58	$24.49
2008	21	$26.97	$20.58

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2017	219	$37.90	$42.96
2016	181	$35.78	$37.90
2015	174	$35.79	$35.78
2014	216	$34.31	$35.79
2013	192	$30.25	$34.31
2012	146	$26.78	$30.25
2011	105	$26.70	$26.78
2010	71	$23.80	$26.70
2009	47	$19.68	$23.80
2008	13	$27.00	$19.68

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2017	449	$37.77	$43.47
2016	387	$35.58	$37.77
2015	330	$35.59	$35.58
2014	323	$34.09	$35.59
2013	285	$29.39	$34.09
2012	162	$25.76	$29.39
2011	81	$25.95	$25.76
2010	66	$22.98	$25.95
2009	33	$18.72	$22.98
2008	10	$26.90	$18.72

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2017	525	$37.74	$44.11
2016	426	$35.43	$37.74
2015	347	$35.46	$35.43
2014	319	$33.97	$35.46
2013	247	$28.60	$33.97
2012	167	$24.85	$28.60
2011	80	$25.29	$24.85
2010	55	$22.29	$25.29
2009	47	$17.86	$22.29
2008	10	$26.90	$17.86

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2017	487	$37.54	$44.55
2016	396	$35.13	$37.54
2015	318	$35.16	$35.13
2014	252	$33.73	$35.16
2013	203	$27.75	$33.73
2012	138	$23.92	$27.75
2011	77	$24.60	$23.92
2010	52	$21.55	$24.60
2009	25	$17.04	$21.55
2008	9	$26.92	$17.04

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2017	523	$37.93	$45.73
2016	455	$35.44	$37.93
2015	333	$35.51	$35.44
2014	292	$34.08	$35.51
2013	248	$27.44	$34.08
2012	166	$23.49	$27.44
2011	76	$24.42	$23.49
2010	61	$21.29	$24.42
2009	27	$16.63	$21.29
2008	11	$26.96	$16.63

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2017		542		$38.62	$47.26
2016		468		$36.00	$38.62
2015		341		$36.13	$36.00
2014		293		$34.68	$36.13
2013		248		$27.58	$34.68
2012		168		$23.57	$27.58
2011		99		$24.56	$23.57
2010		75		$21.37	$24.56
2009		51		$16.69	$21.37
2008		23		$27.02	$16.69

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2017		467		$37.30	$45.91
2016		364		$34.67	$37.30
2015		238		$34.79	$34.67
2014		202		$33.40	$34.79
2013		143		$26.58	$33.40
2012		93		$22.71	$26.58
2011		42		$23.67	$22.71
2010		21		$20.61	$23.67
2009		8		$16.11	$20.61
2008	(a)	0	^	$25.00	$16.11

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2017		431		$36.93	$45.61
2016		332		$34.32	$36.93
2015		195		$34.41	$34.32
2014		151		$33.05	$34.41
2013		104		$26.30	$33.05
2012		62		$22.47	$26.30
2011		27		$23.41	$22.47
2010		12		$20.40	$23.41
2009		5		$15.97	$20.40
2008	(a)	0		$25.00	$15.97

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2017		29		$36.61	$45.28
2016		9		$33.97	$36.61
2015		3		$34.08	$33.97
2014		2		$32.73	$34.08
2013		1		$26.05	$32.73
2012	(c)	0	^	$25.22	$26.05

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2017		4		$25.48	$31.55
2016	(e)	0	^	$24.58	$25.48

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2017		128		$46.47	$58.39
2016		121		$45.78	$46.47
2015		103		$46.28	$45.78
2014		92		$43.15	$46.28
2013		94		$31.69	$43.15
2012		113		$26.99	$31.69
2011		60		$28.60	$26.99
2010		36		$22.36	$28.60
2009		16		$15.29	$22.36
2008		3		$28.59	$15.29

TIAA-CREF Mid-Cap Value Fund Sub-Account
2017		456		$46.37	$51.30
2016		518		$39.67	$46.37
2015		449		$42.11	$39.67
2014		410		$37.48	$42.11
2013		382		$28.40	$37.48
2012		364		$24.47	$28.40
2011		275		$25.13	$24.47
2010		224		$20.83	$25.13
2009		98		$15.23	$20.83
2008		15		$25.76	$15.23

TIAA-CREF Money Market Fund Sub-Account
2017		33		$26.01	$26.09
2016		2		$26.05	$26.01
2015		2		$26.16	$26.05
2014		8		$26.28	$26.16
2013		9		$26.39	$26.28
2012		8		$26.50	$26.39
2011		9		$26.61	$26.50
2010		6		$26.71	$26.61
2009		0	^	$26.70	$26.71
2008		0	^	$26.09	$26.70

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Real Estate Securities Fund Sub-Account
2017	395	$33.31	$37.24
2016	359	$32.06	$33.31
2015	253	$30.78	$32.06
2014	207	$24.13	$30.78
2013	167	$23.83	$24.13
2012	134	$20.03	$23.83
2011	82	$18.81	$20.03
2010	57	$14.41	$18.81
2009	25	$11.62	$14.41
2008	4	$19.00	$11.62

TIAA-CREF S&P 500 Index Fund Sub-Account
2017	129	$45.81	$55.54
2016	99	$41.14	$45.81
2015	82	$40.77	$41.14
2014	80	$36.05	$40.77
2013	64	$27.38	$36.05
2012	43	$23.73	$27.38
2011	28	$23.37	$23.73
2010	17	$20.43	$23.37
2009	16	$16.23	$20.43
2008	9	$25.85	$16.23

TIAA-CREF Short-Term Bond Fund Sub-Account
2017	107	$31.75	$32.20
2016	87	$31.25	$31.75
2015	86	$31.09	$31.25
2014	95	$30.92	$31.09
2013	86	$30.95	$30.92
2012	79	$29.97	$30.95
2011	79	$29.34	$29.97
2010	55	$28.13	$29.34
2009	32	$26.73	$28.13
2008	8	$26.19	$26.73

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2017	261	$47.11	$53.86
2016	269	$38.93	$47.11
2015	245	$40.79	$38.93
2014	216	$38.97	$40.79
2013	208	$28.16	$38.97
2012	120	$24.26	$28.16
2011	106	$25.42	$24.26
2010	102	$20.14	$25.42
2009	58	$15.96	$20.14
2008	2	$24.12	$15.96

TIAA-CREF Small-Cap Equity Fund Sub-Account
2017	316	$47.24	$54.09
2016	285	$39.55	$47.24
2015	192	$39.67	$39.55
2014	174	$37.27	$39.67
2013	139	$26.75	$37.27
2012	145	$23.55	$26.75
2011	84	$24.62	$23.55
2010	54	$19.40	$24.62
2009	14	$15.35	$19.40
2008	3	$22.94	$15.35

TIAA-CREF Social Choice Equity Fund Sub-Account
2017	134	$44.85	$54.00
2016	107	$39.69	$44.85
2015	79	$40.85	$39.69
2014	81	$36.89	$40.85
2013	84	$27.58	$36.89
2012	50	$24.30	$27.58
2011	36	$24.42	$24.30
2010	33	$21.17	$24.42
2009	14	$16.06	$21.17
2008	5	$25.28	$16.06

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2017		38		$31.61	$41.26
2016		28		$31.43	$31.61
2015		26		$31.75	$31.43
2014		16		$32.66	$31.75
2013		13		$27.22	$32.66
2012		0	^	$22.86	$27.22
2011		0		$26.50	$22.86
2010		0		$24.27	$26.50
2009		0		$17.47	$24.27
2008		0		$29.44	$17.47

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2017		3		$45.14	$54.16
2016		3		$39.89	$45.14
2015		1		$40.04	$39.89
2014		1		$36.07	$40.04
2013		0		$27.40	$36.07
2012		0		$24.40	$27.40
2011		0		$22.84	$24.40
2010		0		$20.19	$22.84
2009		0		$16.99	$20.19
2008		0		$25.47	$16.99

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2017		58		$20.44	$27.80
2016		50		$18.32	$20.44
2015		33		$21.86	$18.32
2014		15		$22.34	$21.86
2013		5		$23.16	$22.34
2012		4		$19.53	$23.16
2011	(b)	0		$25.00	$19.53

Dodge & Cox International Stock Fund Sub-Account
2017		44		$27.67	$34.15
2016		40		$25.68	$27.67
2015		42		$29.10	$25.68
2014		27		$29.21	$29.10
2013		14		$23.23	$29.21
2012		6		$19.28	$23.23
2011	(b)	0		$25.00	$19.28

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2017		22		$55.54	$76.21
2016		13		$54.25	$55.54
2015		17		$49.50	$54.25
2014		13		$45.74	$49.50
2013		12		$31.81	$45.74
2012		14		$27.18	$31.81
2011		12		$27.69	$27.18
2010		5		$23.92	$27.69
2009		3		$15.67	$23.92
2008		0	^	$26.62	$15.67

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2017	(f)	24		$20.21	$26.45
2016		17		$18.17	$20.21
2015		15		$21.56	$18.17
2014	(d)	18		$21.54	$21.56
2013		13		$22.78	$21.54
2012		5		$19.26	$22.78
2011	(b)	0		$25.00	$19.26

Vanguard® Explorer Fund (Admiral Shares) Sub-Account
2017	(g)	12		$39.50	$48.40
2016		10		$35.32	$39.50
2015		10		$37.09	$35.32
2014		10		$35.85	$37.09
2013		7		$24.95	$35.85
2012		6		$21.81	$24.95
2011	(b)	0		$25.00	$21.81

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2017	(g)	8		$28.15	$28.49
2016		9		$27.95	$28.15
2015		7		$27.65	$27.95
2014		7		$26.63	$27.65
2013		4		$27.60	$26.63
2012		5		$27.00	$27.60
2011	(b)	0	^	$25.00	$27.00

TIAA Access ∎ Prospectus	75

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard® Selected Value Fund (Investor Shares) Sub-Account
2017		14	$43.71	$52.00
2016		14	$37.74	$43.71
2015		14	$39.41	$37.74
2014		13	$37.22	$39.41
2013		2	$26.32	$37.22
2012		1	$22.94	$26.32
2011	(b)	0	$25.00	$22.94

Vanguard® Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2017	(h)	78	$45.56	$50.71
2016		53	$36.72	$45.56
2015		42	$38.73	$36.72
2014		23	$35.24	$38.73
2013		10	$25.95	$35.24
2012		9	$21.99	$25.95
2011	(b)	0	$25.00	$21.99

Vanguard® Wellington Fund (Admiral Shares) Sub-Account
2017	(g)	101	$38.82	$44.37
2016		82	$35.13	$38.82
2015		65	$35.27	$35.13
2014		50	$32.26	$35.27
2013		35	$27.08	$32.26
2012		25	$24.16	$27.08
2011	(b)	0	$25.00	$24.16

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2017		171	$41.02	$43.68
2016		89	$39.32	$41.02
2015		62	$38.98	$39.32
2014		41	$36.36	$38.98
2013		35	$36.91	$36.36
2012		27	$34.20	$36.91
2011		20	$32.19	$34.20
2010		10	$28.88	$32.19
2009		5	$23.02	$28.88
2008		1	$25.58	$23.02

76	Prospectus ∎ TIAA Access

(concluded)

^	Less than $1,000.
(a)	Sub-Account commenced operations May 1, 2008.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations November 5, 2012.
(d)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(e)	Sub-Account commenced operations August 3, 2016.
(f)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(g)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.

TIAA Access ∎ Prospectus	77

PROSPECTUS — LEVEL 4

MAY 1, 2018

TIAA Access

Individual and group variable annuity contracts funded through TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association of America

This prospectus describes TIAA Access individual and group variable annuity contracts funded through the TIAA Separate Account VA-3 (the “separate account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds, and keep them for future reference.

The separate account is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA,” “we,” or “us”). The separate account provides individual and group variable annuities for employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions. Its main purpose is to invest funds for your retirement based on your choice of investment accounts. You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. See “Receiving Annuity Income” for other annuitization options.

More information about the separate account is on file with the Securities and Exchange Commission (“SEC”) in a Statement of Additional Information (“SAI”), dated May 1, 2018. You can request this document by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services), or by calling 877-518-9161. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus; that means it is legally part of the prospectus. The SAI’s table of contents is at the end of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI and material incorporated by reference into this prospectus and other information regarding the separate account.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may allocate premiums to investment accounts of the separate account, and each investment account, in turn, invests in one of the following mutual funds:

The Institutional Class of the following TIAA-CREF Funds:

∎	TIAA-CREF Bond Fund
∎	TIAA-CREF Bond Index Fund
∎	TIAA-CREF Bond Plus Fund
∎	TIAA-CREF Emerging Markets Equity Fund
∎	TIAA-CREF Emerging Markets Equity Index Fund
∎	TIAA-CREF Equity Index Fund
∎	TIAA-CREF Growth & Income Fund
∎	TIAA-CREF High-Yield Fund
∎	TIAA-CREF Inflation-Linked Bond Fund
∎	TIAA-CREF International Equity Fund
∎	TIAA-CREF International Equity Index Fund
∎	TIAA-CREF Large-Cap Growth Fund
∎	TIAA-CREF Large-Cap Growth Index Fund
∎	TIAA-CREF Large-Cap Value Fund
∎	TIAA-CREF Large-Cap Value Index Fund
∎	TIAA-CREF Lifecycle Funds
•	Lifecycle Retirement Income Fund
•	Lifecycle 2010 Fund
•	Lifecycle 2015 Fund
•	Lifecycle 2020 Fund
•	Lifecycle 2025 Fund
•	Lifecycle 2030 Fund
•	Lifecycle 2035 Fund
•	Lifecycle 2040 Fund
•	Lifecycle 2045 Fund
•	Lifecycle 2050 Fund
•	Lifecycle 2055 Fund
•	Lifecycle 2060 Fund
∎	TIAA-CREF Mid-Cap Growth Fund
∎	TIAA-CREF Mid-Cap Value Fund
∎	TIAA-CREF Money Market Fund
∎	TIAA-CREF Real Estate Securities Fund
∎	TIAA-CREF S&P 500 Index Fund
∎	TIAA-CREF Short-Term Bond Fund
∎	TIAA-CREF Small-Cap Blend Index Fund
∎	TIAA-CREF Small-Cap Equity Fund*
∎	TIAA-CREF Social Choice Equity Fund

(list of Funds is continued on page 2)

The following non-TIAA-CREF Funds:

∎	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)
∎	American Funds EuroPacific Growth Fund (Class R-6)
∎	American Funds Washington Mutual Investors Fund (Class R-6)
∎	Ariel Appreciation Fund (Institutional Class)
∎	Champlain Mid Cap Fund (Institutional Shares)
∎	Delaware Emerging Markets Fund (Class R-6)
∎	DFA Emerging Markets Portfolio (Institutional Class)
∎	Dodge & Cox International Stock Fund†
∎	JPMorgan Small Cap Value Fund (Class R-6)
∎	Lazard International Equity Portfolio (R-6 Shares)
∎	Lord Abbett High Yield Fund (Class R-6)
∎	MFS Mid Cap Value Fund (Class R6)
∎	Nationwide Geneva Small Cap Growth Fund (Class R6)‡
∎	Parnassus Fund (Institutional Shares)
∎	Templeton Global Bond Fund (Class R-6)
∎	T. Rowe Price® Institutional Large-Cap Growth Fund
∎	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)
∎	Vanguard® 500 Index Fund (Admiral Shares)
∎	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)
∎	Vanguard® Equity Income Fund (Admiral Shares)
∎	Vanguard® Explorer Fund (Admiral Shares)
∎	Vanguard® Extended Market Index Fund (Institutional Shares)
∎	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)
∎	Vanguard® Selected Value Fund (Investor Shares)
∎	Vanguard® Small-Cap Value Index Fund (Institutional Shares)
∎	Vanguard® Total Bond Market Index Fund (Institutional Shares)
∎	Vanguard® Wellington Fund (Admiral Shares)§
∎	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

You may allocate your premiums among the investment accounts and certain other investment options, under the terms of the contract, and as permitted under the terms of your employer’s plan and this prospectus. See “Starting Out.”

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

Many of the underlying mutual funds available for investment by the investment accounts under these contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also may not have annuity options available. Because of these additional contract and separate account charges, you should refer only to return information regarding the funds available through TIAA or your employer relating to your contract, rather than to information that may be available through alternate sources.

TIAA offers the following contracts in connection with certain types of retirement plans:

∎	RA (Retirement Annuity)

∎	GRA (Group Retirement Annuity)

∎	SRA (Supplemental Retirement Annuity)

∎	GSRA (Group Supplemental Retirement Annuity)

∎	Retirement Choice and Retirement Choice Plus Annuity

∎	GA (Group Annuity) and Institutionally Owned GSRAs

You or your employer can purchase these contracts in connection with tax-qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including annuity income), before you purchase the contract in a tax-qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.

As with all variable annuities, your accumulation will increase or decrease depending on the investment performance over time of the underlying funds in the investment accounts of the separate account that you select. We do not guarantee the investment performance of the separate account or the funds, and you bear the entire investment risk.

An investment in the contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

This prospectus describes the TIAA Access annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms

Throughout the prospectus, “TIAA,” “we,” “us,” and “our” refer to Teachers Insurance and Annuity Association of America. “You” and “your” mean any contractowner or any prospective contractowner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your contract or certificate.

The terms and phrases below are defined so you will know how we use them. To understand some definitions, you may have to refer to other defined terms.

Accumulation   The total value of your accumulation units under the contract.

Accumulation Period  The period during which investment account accumulations are held under a contract prior to their being annuitized or otherwise paid out.

Accumulation Unit  A share of participation in an investment account for someone in the accumulation period. An investment account has its own accumulation unit value, which changes each valuation day.

Annuitant   The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the contract.

Annuity Partner  The person you name, if you choose to receive income under a two-life annuity, to receive an income for life if he or she survives you.

Annuity Unit  A measure used to calculate the amount of annuity payments. Each investment account from which you can annuitize has its own annuity unit value.

Beneficiary   Any person or institution named to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.

Business Day  Any day the NYSE is open for trading. A business day ends at 4 p.m. Eastern Time or when trading closes on the NYSE, if earlier.

Calendar Day  Any day of the year. Calendar days end at the same time as business days.

Commuted Value  The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Companion CREF Certificate  A companion certificate that was issued to you when you received your contract, or if not then, on the later date that you first participated in CREF, if applicable.

Contract   The individual and group variable annuity contracts described in this prospectus under the section “The Annuity Contracts,” including your certificate and any endorsements under the contract.

TIAA Access ∎ Prospectus	5

CREF  The College Retirement Equities Fund, a companion organization to TIAA. CREF is described in a separate prospectus that you may obtain by calling 877-518-9161.

Fund  An investment company that is registered with the SEC in which an investment account invests. The funds are listed on the front page of this prospectus.

Guaranteed Period  The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.

Good Order  Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.

Income Change Method  How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.

Income Option  Any of the ways you can receive your annuity income. It is also referred to as an “annuity option.”

Investment Account  A subaccount of the separate account which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts.

NYSE  New York Stock Exchange.

Participant  Any person who owns a TIAA contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.

TIAA-CREF Funds (Equity Funds)  TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF Growth & Income Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap

6	Prospectus ∎ TIAA Access

Value Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Small-Cap Equity Fund, and TIAA-CREF Social Choice Equity Fund.

TIAA-CREF Funds (Fixed-Income Funds)  TIAA-CREF Bond Fund, TIAA-CREF Bond Index Fund, TIAA-CREF Bond Plus Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Money Market Fund, and TIAA-CREF Short-Term Bond Fund.

TIAA Real Estate Account  The assets and liabilities of the Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The Real Estate Account is described in a separate prospectus that you may obtain by calling 877-518-9161.

TIAA Traditional Annuity  The guaranteed annuity benefits under your contract. Amounts allocated to the traditional annuity under your contract buy a guaranteed minimum of lifetime income for you, in accordance with the applicable rate schedule or rate schedules.

Valuation Day  Any business day.

Summary

Read this summary together with the detailed information you will find in the rest of the prospectus.

What is this product?

It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options.

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

You may allocate premiums among investment accounts of the separate account that, in turn, invest in the funds listed below. You should consult your registered representative who may provide advice on the investment accounts, as not all of them may be suitable for long-term investment needs.

The Institutional Class of the following TIAA-CREF Funds:

●	TIAA-CREF Bond Fund

●	TIAA-CREF Bond Index Fund

●	TIAA-CREF Bond Plus Fund

●	TIAA-CREF Emerging Markets Equity Fund

TIAA Access ∎ Prospectus	7

●	TIAA-CREF Emerging Markets Equity Index Fund

●	TIAA-CREF Equity Index Fund

●	TIAA-CREF Growth & Income Fund

●	TIAA-CREF High-Yield Fund

●	TIAA-CREF Inflation-Linked Bond Fund

●	TIAA-CREF International Equity Fund

●	TIAA-CREF International Equity Index Fund

●	TIAA-CREF Large-Cap Growth Fund

●	TIAA-CREF Large-Cap Growth Index Fund

●	TIAA-CREF Large-Cap Value Fund

●	TIAA-CREF Large-Cap Value Index Fund

●	TIAA-CREF Lifecycle Funds (Retirement Income Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, 2055 Fund and 2060 Fund)

●	TIAA-CREF Mid-Cap Growth Fund

●	TIAA-CREF Mid-Cap Value Fund

●	TIAA-CREF Money Market Fund

●	TIAA-CREF Real Estate Securities Fund

●	TIAA-CREF S&P 500 Index Fund

●	TIAA-CREF Short-Term Bond Fund

●	TIAA-CREF Small-Cap Blend Index Fund

●	TIAA-CREF Small-Cap Equity Fund*

●	TIAA-CREF Social Choice Equity Fund

The following non-TIAA-CREF Funds:

●	American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

●	American Funds EuroPacific Growth Fund (Class R-6)

●	American Funds Washington Mutual Investors Fund (Class R-6)

●	Ariel Appreciation Fund (Institutional Class)

●	Champlain Mid Cap Fund (Institutional Shares)

●	Delaware Emerging Markets Fund (Class R-6)

●	DFA Emerging Markets Portfolio (Institutional Class)

●	Dodge & Cox International Stock Fund†

●	JPMorgan Small Cap Value Fund (Class R-6)

●	Lazard International Equity Portfolio (R-6 Shares)

●	Lord Abbett High Yield Fund (Class R-6)

●	MFS Mid Cap Value Fund (Class R6)

●	Nationwide Geneva Small Cap Growth Fund (Class R6)‡

●	Parnassus Fund (Institutional Shares)

8	Prospectus ∎ TIAA Access

●	Templeton Global Bond Fund (Class R-6)

●	T. Rowe Price® Institutional Large-Cap Growth Fund

●	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

●	Vanguard® 500 Index Fund (Admiral Shares)

●	Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

●	Vanguard® Equity Income Fund (Admiral Shares)

●	Vanguard® Explorer Fund (Admiral Shares)

●	Vanguard® Extended Market Index Fund ( Institutional Shares)

●	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

●	Vanguard® Selected Value Fund (Investor Shares)

●	Vanguard® Small-Cap Value Index Fund (Institutional Shares)

●	Vanguard® Total Bond Market Index Fund (Institutional Shares)

●	Vanguard® Wellington Fund (Admiral Shares)§

●	Western Asset Core Plus Bond Fund (Class IS)

*

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

†

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

‡

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

§

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

TIAA reserves the right to change the investment accounts available in the future.

You may also allocate your premiums under your contract to the TIAA Traditional Annuity and the TIAA Real Estate Account, if permitted by your employer’s plan. See “Starting Out.” As with all variable annuities, your accumulation in your contract can increase or decrease, depending on how well the funds underlying your selected investment accounts perform over time. TIAA doesn’t guarantee the investment performance of the funds or the investment accounts, and you bear the entire investment risk.

TIAA Access ∎ Prospectus	9

What expenses must I pay under the contract?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering your contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment accounts. State premium taxes may also be deducted.

CONTRACTOWNER TRANSACTION EXPENSES

	Maximum contractual fees	Current fees
Sales load imposed on purchases (as a percentage of premiums)	None	None
Surrender charge (as a percentage of premiums or amount surrendered, as applicable)	None	None
Transfer fee*	None	None
Contract fee	None	None

*	We reserve the right to administer and collect purchase and redemption fees on behalf of any of the underlying funds that may impose them.

This next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES—Accumulation Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.70%
Total separate account annual charges	2.00%	0.75%

SEPARATE ACCOUNT ANNUAL EXPENSES—Payout Annuity Expenses

(as a percentage of average account value)

	Maximum contractual fees	Current fees
Mortality and expense risk charge	0.50%	0.05%
Administrative expense charge	1.50%	0.29%
Total separate account annual charges	2.00%	0.34%

The following table shows the total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The table shows the minimum and maximum total operating expenses of the funds for the most recently ended fiscal year.†

Each investment account of the separate account purchases shares of the corresponding funds at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the funds.

10	Prospectus ∎ TIAA Access

The advisory fees and other expenses are not fixed or specified under the terms of your contract, and they may vary from year to year. These fees and expenses are described in more detail in each fund’s prospectus.

RANGE OF TOTAL ANNUAL FUND OPERATING EXPENSES†

	Minimum expenses	Maximum expenses
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses‡	0.04%	1.28%
Net Annual Fund Operating Expenses that are deducted from fund assets, including management fees and other expenses—after any contractual waivers or reimbursements (the range of expiration dates for contractual waivers is July 31, 2018 to September 30, 2019)‡	0.04%	1.28%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

‡	Including the expenses of any underlying funds in which the funds may invest.

TIAA Access ∎ Prospectus	11

The following table lists the annual expenses for each fund’s most recently ended or otherwise applicable fiscal year,† as a percentage of each fund’s average net assets. Expenses of the funds may be higher or lower in the future and could vary during a contract year because the funds have different fiscal year ends and certain fund information is not available as of the date of this prospectus. For the most current information concerning each fund’s fees and expenses, see the fund’s most current prospectus.

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
The Institutional Class of the:
TIAA-CREF Bond Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Bond Index Fund[1]	0.10%	—	0.02%	—	0.12%	—	0.12%
TIAA-CREF Bond Plus Fund[1]	0.29%	—	0.02%	—	0.31%	—	0.31%
TIAA-CREF Emerging Markets Equity Fund[1]	0.84%	—	0.08%	—	0.92%	—	0.92%
TIAA-CREF Emerging Markets Equity Index Fund[1]	0.14%	—	0.07%	—	0.21%	—	0.21%
TIAA-CREF Equity Index Fund[1]	0.04%	—	0.01%	—	0.05%	—	0.05%
TIAA-CREF Growth & Income Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF High-Yield Fund[1]	0.34%	—	0.02%	—	0.36%	—	0.36%
TIAA-CREF Inflation-Linked Bond Fund[1]	0.24%	—	0.02%	—	0.26%	—	0.26%
TIAA-CREF International Equity Fund[1]	0.46%	—	0.03%	—	0.49%	—	0.49%
TIAA-CREF International Equity Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Growth Fund[1]	0.41%	—	0.02%	—	0.43%	—	0.43%
TIAA-CREF Large-Cap Growth Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Large-Cap Value Fund[1]	0.39%	—	0.01%	—	0.40%	—	0.40%
TIAA-CREF Large-Cap Value Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Lifecycle Funds
● Lifecycle Retirement Income Fund[2]	0.10%	—	0.06%	0.38%	0.54%	0.16%	0.38%
● Lifecycle 2010 Fund[2]	0.10%	—	0.02%	0.38%	0.50%	0.12%	0.38%
● Lifecycle 2015 Fund[2]	0.10%	—	0.02%	0.39%	0.51%	0.12%	0.39%
● Lifecycle 2020 Fund[2]	0.10%	—	0.01%	0.40%	0.51%	0.11%	0.40%
● Lifecycle 2025 Fund[2]	0.10%	—	0.01%	0.41%	0.52%	0.11%	0.41%
● Lifecycle 2030 Fund[2]	0.10%	—	0.01%	0.42%	0.53%	0.11%	0.42%
● Lifecycle 2035 Fund[2]	0.10%	—	0.01%	0.43%	0.54%	0.11%	0.43%
● Lifecycle 2040 Fund[2]	0.10%	—	0.01%	0.44%	0.55%	0.11%	0.44%
● Lifecycle 2045 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2050 Fund[2]	0.10%	—	0.02%	0.45%	0.57%	0.12%	0.45%
● Lifecycle 2055 Fund[2]	0.10%	—	0.06%	0.45%	0.61%	0.16%	0.45%
● Lifecycle 2060 Fund[2]	0.10%	—	0.65%	0.45%	1.20%	0.75%	0.45%
TIAA-CREF Mid-Cap Growth Fund[1]	0.45%	—	0.02%	—	0.47%	—	0.47%

12	Prospectus ∎ TIAA Access

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
TIAA-CREF Mid-Cap Value Fund[1]	0.40%	—	0.01%	—	0.41%	—	0.41%
TIAA-CREF Money Market Fund[1]	0.10%	—	0.04%	—	0.14%	—	0.14%
TIAA-CREF Real Estate Securities Fund[1]	0.48%	—	0.03%	—	0.51%	—	0.51%
TIAA-CREF S&P 500 Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Short-Term Bond Fund[1]	0.25%	—	0.02%	—	0.27%	—	0.27%
TIAA-CREF Small-Cap Blend Index Fund[1]	0.04%	—	0.02%	—	0.06%	—	0.06%
TIAA-CREF Small-Cap Equity Fund[1]	0.39%	—	0.02%	—	0.41%	—	0.41%
TIAA-CREF Social Choice Equity Fund[1]	0.15%	—	0.03%	—	0.18%	—	0.18%
American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)	0.75%	—	0.27%	0.01%	1.03%	0.21%	0.82%
American Funds EuroPacific Growth Fund (Class R-6)	0.42%	—	0.08%	—	0.50%	—	0.50%
American Funds Washington Mutual Investors Fund (Class R-6)	0.24%	—	0.06%	—	0.30%	—	0.30%
Ariel Appreciation Fund (Institutional Class)	0.69%	—	0.12%	—	0.81%	—	0.81%
Champlain Mid Cap Fund (Institutional Shares)	0.72%	—	0.21%	—	0.93%	—	0.93%
Delaware Emerging Markets Fund (Class R-6)	1.16%	—	0.18%	—	1.28%	—	1.28%
DFA Emerging Markets Portfolio (Institutional Class)	0.52%	—	0.06%	—	0.58%	0.10%	0.48%
Dodge & Cox International Stock Fund	0.60%	—	0.03%	—	0.63%	—	0.63%
JPMorgan Small Cap Value Fund (Class R-6)	0.65%	—	0.11%	—	0.76%	0.02%	0.74%
Lazard International Equity Portfolio (R-6 Shares)	0.75%	—	0.11%	—	0.86%	0.06%	0.80%
Lord Abbett High Yield Fund (Class R-6)	0.52%	—	0.08%	—	0.60%	—	0.60%
MFS Mid Cap Value Fund (Class R6)	0.67%	—	0.04%	—	0.71%	—	0.71%
Nationwide Geneva Small Cap Growth Fund ( Class R6)	0.80%	—	0.10%	—	0.90%	—	0.90%
Parnassus Fund (Institutional Shares)	0.62%	—	0.09%	—	0.71%	—	0.71%
Templeton Global Bond Fund (Class R-6)	0.48%	—	0.07%	0.03%	0.58%	0.06%	0.52%
T. Rowe Price® Institutional Large-Cap Growth Fund	0.55%	—	0.01%	—	0.56%	—	0.56%
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	0.64%	—	0.02%	—	0.66%	—	0.66%

TIAA Access ∎ Prospectus	13

TOTAL ANNUAL FUND OPERATING EXPENSES BY FUND

(continued)

	Management (investment advisory) fees	12b-1 fees	Other expenses	Acquired Fund fees and expenses§,3	Total annual Fund operating expenses	Expense reimburse- ments/ waivers	Net annual Fund operating expenses
Vanguard® 500 Index Fund (Admiral Shares)	0.03%	—	0.01%	—	0.04%	—	0.04%
Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)	0.05%	—	0.06%	—	0.11%	—	0.11%
Vanguard® Equity Income Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Vanguard® Explorer Fund (Admiral Shares)	0.30%	—	0.01%	0.01%	0.32%	—	0.32%
Vanguard® Extended Market Index Fund (Institutional Shares)	0.05%	—	0.01%	—	0.06%	—	0.06%
Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)	0.09%	—	0.01%	—	0.10%	—	0.10%
Vanguard® Selected Value Fund (Investor Shares)	0.37%	—	0.02%	—	0.39%	—	0.39%
Vanguard® Small-Cap Value Index Fund (Institutional Shares)	0.05%	—	0.02%	—	0.07%	—	0.07%
Vanguard® Total Bond Market Index Fund (Institutional Shares)	0.04%	—	0.00%	—	0.04%	—	0.04%
Vanguard® Wellington Fund (Admiral Shares)	0.16%	—	0.01%	—	0.17%	—	0.17%
Western Asset Core Plus Bond Fund (Class IS)	0.40%	—	0.03%	—	0.43%	—	0.43%

†

The most recently ended fiscal year for the TIAA-CREF Lifecycle Funds is May 31, 2017; most recently ended fiscal year for the TIAA-CREF Funds (Real Estate Securities Fund and Fixed-Income Funds) is March 31, 2018; most recently ended fiscal year for the TIAA-CREF Funds (Equity Funds) is October 31, 2017; the most recently ended fiscal year for the American Beacon Bridgeway Large Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the American Funds EuroPacific Growth Fund is March 31, 2018 (the expenses reflected in the table are for the fiscal year ended March 31, 2017); most recently ended fiscal year for the American Funds Washington Mutual Investors Fund is April 30, 2018 (the expenses reflected in the table are for the fiscal year ended April 30, 2017); most recently ended fiscal year for the Ariel Appreciation Fund is September 30, 2017; most recently ended fiscal year for the Champlain Mid Cap Fund is July 31, 2017; most recently ended fiscal year for the Delaware Emerging Markets Fund is November 30, 2017; most recently ended fiscal year for the DFA Emerging Markets Portfolio is October 31, 2017; most recently ended fiscal year for the Dodge & Cox International Stock Fund is December 31, 2017; most recently ended fiscal year for the JPMorgan Small Cap Value Fund is June 30, 2017; most recently ended fiscal year for the Lazard International Equity Portfolio is December 31, 2017; most recently ended fiscal year for the Lord Abbett High Yield Fund is November 30, 2017; most recently ended fiscal year for the MFS Mid Cap Value Fund is September 30, 2017; most recently ended fiscal year for the Nationwide Geneva Small Cap Growth Fund is October 31, 2017; most recently ended fiscal year for the Parnassus Fund is December 31, 2017; most recently ended fiscal year for the Templeton Global Bond Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® Institutional Large-Cap Growth Fund is December 31, 2017; most recently ended fiscal year for the T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® 500 Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Emerging Markets Stock Index Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Equity Income Fund is September 30, 2017; most recently ended fiscal year for the Vanguard® Explorer Fund

14	Prospectus ∎ TIAA Access

(concluded)

is October 31, 2017; most recently ended fiscal year for the Vanguard® Extended Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Intermediate-Term Treasury Fund is January 31, 2018; most recently ended fiscal year for the Vanguard® Selected Value Fund is October 31, 2017; most recently ended fiscal year for the Vanguard® Small-Cap Value Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Total Bond Market Index Fund is December 31, 2017; most recently ended fiscal year for the Vanguard® Wellington Fund is November 30, 2017; and most recently ended fiscal year for the Western Asset Core Plus Bond Fund is December 31, 2017. More information concerning each fund’s fees and expenses is contained in the prospectus for the fund.

§

The Lifecycle Funds are “funds of funds” that invest substantially all of their respective assets in shares of various other underlying portfolios of the Institutional Class of the TIAA-CREF Funds. In addition, the TIAA-CREF Emerging Markets Equity Index Fund invests a small portion of its assets in shares of various other underlying portfolios. These funds have their own expenses and bear a portion of the operating expenses of the underlying portfolios in which they invest, including the Management Fee. The figures shown for Acquired Fund Fees and Expenses reflect the portion of the underlying portfolios’ expenses. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the funds that invest in the underlying portfolios.

[1]

Under the TIAA-CREF Funds’ expense reimbursement arrangements, the Funds’ investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed the following annual rates of average daily net assets: (A) 0.09% for Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund and Small-Cap Blend Index Fund; 0.15% for International Equity Index Fund; 0.22% for Social Choice Equity Fund; 0.25% for Emerging Markets Equity Index Fund; 0.52% for Growth & Income Fund, Large-Cap Growth Fund, and Large-Cap Value Fund; 0.53% for Small-Cap Equity Fund; 0.55% for Mid-Cap Growth Fund and Mid-Cap Value Fund; 0.60% for International Equity Fund and 0.95% for Emerging Markets Equity Fund. These expense reimbursement arrangements will continue through at least February 28, 2019, unless changed with approval of the Board of Trustees; and (B) 0.13% for Bond Index Fund; 0.15% for Money Market Fund; 0.30% for Short-Term Bond Fund and Inflation-Linked Bond Fund; 0.35% for Bond Fund and Bond Plus Fund; 0.40% for High-Yield Fund and 0.57% for Real Estate Securities Fund. These expense reimbursement arrangements will continue through at least July 31, 2018, unless changed with approval of the Board of Trustees.

[2]

Teachers Advisors, LLC, the Lifecycle Funds’ investment adviser (“Advisors”), has contractually agreed to waive its 0.10% Management Fee on each fund through September 30, 2020. In addition, Advisors has contractually agreed to reimburse the funds for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.00% of average daily net assets for Institutional Class shares of the funds. These expense reimbursement arrangements will continue through at least September 30, 2018 unless changed with approval of the Board of Trustees.

[3]

“Acquired Fund Fees and Expenses” are the funds’ proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by fund shareholders. Instead, fund shareholders bear these expenses indirectly because they reduce fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the funds’ operating expenses here will not correlate with the expenses included in the Financial Highlights in the funds’ prospectuses and the funds’ most recent annual reports.

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, separate account annual expenses, and annual fund operating expenses.

TIAA Access ∎ Prospectus	15

These examples assume that you invest $10,000 in a contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUAL EXPENSE DEDUCTIONS FROM NET ASSETS

	1 year	3 years	5 years	10 years
MAXIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$208	$643	$1,103	$2,376
MINIMUM
If you surrender, annuitize, or remain invested in the contract at the end of the applicable time period:	$81	$253	$440	$981

The examples should not be considered a representation of past or future expenses or annual rates of return of any fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples. For more information, see “Charges” below.

For Condensed Financial Information pertaining to each investment account, please see Appendix A to this prospectus.

How do I purchase a contract?

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

When we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

16	Prospectus ∎ TIAA Access

Can I cancel my contract?

Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the contract’s Right to Examine provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the contract is issued. To cancel a contract, mail or deliver the contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your contract) to our home office. We will cancel the contract, then send either the current accumulation or the premium, depending on the state in which your contract was issued, to whomever originally submitted the premiums. Unless we are returning premiums paid as required by state law, you will bear the investment risk during this period.

Can I transfer among the investment accounts or make cash withdrawals from the contract?

Yes, you may transfer among investment accounts and make cash withdrawals from your contract. Transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan must generally be at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may eliminate these minimum transaction levels. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. We may limit or modify transfer requests if we determine, at our sole discretion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your contract.

Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2. Some exceptions may apply.

What are my options for receiving annuity payments under the contract?

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment

TIAA Access ∎ Prospectus	17

accounts who wish to elect annuity income can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Such variable annuity payments will increase or decrease, depending on how well the funds underlying the investment accounts perform over time. Your payments will also change depending on the income change method you choose, i.e., whether you choose to have your payments revalued monthly or annually.

What death benefits are available under the contract?

If you die before receiving annuity payments, your beneficiary can receive a death benefit. The death benefit equals the accumulation under the contract. For details, see “Death Benefits.”

Teachers Insurance and Annuity Association of America

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Overseers, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA offers traditional annuities, which guarantee principal and a specified interest rate while providing the opportunity for additional amounts and variable annuities such as the TIAA Real Estate Account (described in a separate prospectus) and TIAA Access (described in this prospectus). TIAA also offers life insurance.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems in the United States, based on assets under management. As of December 31, 2017, TIAA’s total statutory admitted assets were approximately $295 billion; the combined assets for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

The separate account

TIAA Separate Account VA-3 was established as of May 17, 2006 as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The separate account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The separate account is designed to fund

18	Prospectus ∎ TIAA Access

individual and group variable contracts in retirement plans. As part of TIAA, the separate account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of some other jurisdictions in which the contracts are offered (see the SAI).

Although TIAA owns the assets of the separate account and the obligations under the contract are obligations of TIAA, the contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the separate account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the separate account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).

Adding, closing, or substituting portfolios

The separate account currently consists of several investment accounts. We may, subject to any applicable law, make certain changes to the separate account and investment accounts offered in your contract. We may offer new investment accounts or stop offering existing investment accounts subject to the requirements of applicable law and your employer’s plan. New investment accounts may be made available to existing contractowners and investment accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any investment account, substitute the shares of one fund held by an investment account for another and/or merge investment accounts or cooperate in a merger of funds, including transferring contract values out of merging investment accounts into acquiring investment accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your employer or you. In the event that a fund or investment account is no longer available, amounts invested in such investment account may be moved to the investment account designated by your employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.

Changes to the contract

We can also make any changes to the separate account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The separate account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the separate

TIAA Access ∎ Prospectus	19

account assets to another separate account or investment accounts of TIAA or another insurance company or transfer the contract to another insurance company.

Voting rights

The separate account is the legal owner of the shares of the funds offered through your contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contractowner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to investment accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contractowners may control the outcome of a vote. The number of fund shares attributable to a contractowner is determined by dividing the contractowner’s interest in the applicable investment account by the net asset value per share of the underlying fund.

Your investment options

The separate account is designed to invest in the funds described below. You can lose money by investing in any of the investment accounts, and the underlying funds could underperform other investments. You should consult your registered representative who may provide advice on the investment accounts offered, as not all of them may be suitable for your investment needs.

Many of the underlying funds offered through the separate account are also available for direct purchase outside of an annuity or life insurance contract.

Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named fund available through the contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

20	Prospectus ∎ TIAA Access

Investment objectives of underlying funds

Though the investment accounts are available under the terms of your contract, they may not be available under the terms of your employer’s plan. You may only invest in those investment accounts available under the terms of your employer’s plan.

You should consider the investment objectives, risks, and charges and expenses of the funds carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and statements of additional information. Investors can call 877-518-9161 to obtain a fund’s prospectus and statement of additional information. You should read the funds’ prospectuses carefully before investing in the funds.

Below is a description of each fund’s investment objective, as well as additional information about certain funds, as applicable. The funds may not achieve their stated objectives.

The separate account will hold shares in the following funds:

The Institutional Class of the following TIAA-CREF Funds:

TIAA-CREF Bond Fund

The Fund seeks a favorable long-term total return through income, primarily from investment-grade fixed-income securities.

TIAA-CREF Bond Index Fund

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index. The Fund primarily invests in fixed income securities that comprise its benchmark index, the Barclays U.S. Aggregate Bond Index.

TIAA-CREF Bond Plus Fund

The Fund seeks a favorable long-term total return, primarily through high current income.

TIAA-CREF Emerging Markets Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.

TIAA-CREF Emerging Markets Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index.

TIAA Access ∎ Prospectus	21

TIAA-CREF Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index. The Fund primarily invests in equity securities that comprise its benchmark index, the Russell 3000® Index.

TIAA-CREF Growth & Income Fund

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF High-Yield Fund

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

TIAA-CREF Inflation-Linked Bond Fund

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

TIAA-CREF International Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

TIAA-CREF International Equity Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the MSCI EAFE® Index.

TIAA-CREF Large-Cap Growth Fund

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Growth Index.

TIAA-CREF Large-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

22	Prospectus ∎ TIAA Access

TIAA-CREF Large-Cap Value Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 1000® Value Index.

TIAA-CREF Lifecycle Funds

In general, the Lifecycle Funds (except for the Retirement Income Fund) are designed for investors who have a specific target retirement year in mind. The Lifecycle Funds invest in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of the year included in the name of the Lifecycle Fund. The Lifecycle Funds’ investments are adjusted from more aggressive to more conservative over time as a target retirement year approaches and for approximately seven to ten years afterwards, and seek to achieve their final target allocation seven to ten years following the target date.

•	Lifecycle Retirement Income Fund

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

•	Lifecycle 2010 Fund

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2015 Fund

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2020 Fund

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2025 Fund

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2030 Fund

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2035 Fund

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA Access ∎ Prospectus	23

•	Lifecycle 2040 Fund

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2045 Fund

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2050 Fund

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2055 Fund

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

•	Lifecycle 2060 Fund

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Mid-Cap Growth Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Mid-Cap Value Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Money Market Fund1

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Real Estate Securities Fund

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

24	Prospectus ∎ TIAA Access

[1]

The TIAA-CREF Money Market Fund converted to a “government money market fund” on October 14, 2016. As a government money market fund, the fund is required to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. A government money market fund is not required to impose liquidity fees or redemption gates, and the fund does not currently intend to impose such fees and/or gates.

Although the fund will continue to seek to maintain a share value of $1.00 per share, there is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

TIAA-CREF S&P 500 Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the S&P 500® Index.

TIAA-CREF Short-Term Bond Fund

The Fund seeks high current income.

TIAA-CREF Small-Cap Blend Index Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index. The Fund primarily invests in securities that comprise its benchmark index, the Russell 2000® Index.

TIAA-CREF Small-Cap Equity Fund

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Small Cap Equity Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the TIAA-CREF Small Cap Equity Fund prior to September 29, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the TIAA-CREF Small Cap Equity Fund investment option.

TIAA-CREF Social Choice Equity Fund

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social, and governance criteria.

The following non-TIAA-CREF Funds:

American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares)

The Fund seeks long-term total return on capital, primarily through capital appreciation.

American Funds EuroPacific Growth Fund (Class R-6)

The Fund’s investment objective is to provide long-term growth of capital.

American Funds Washington Mutual Investors Fund (Class R-6)

The Fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

TIAA Access ∎ Prospectus	25

Ariel Appreciation Fund (Institutional Class)

The Fund seeks long-term capital appreciation.

Champlain Mid Cap Fund (Institutional Shares)

The Fund seeks capital appreciation.

Delaware Emerging Markets Fund (Class R-6)

The Fund seeks long-term capital appreciation.

DFA Emerging Markets Portfolio (Institutional Class)

The investment objective of the Emerging Markets Portfolio is to achieve long-term capital appreciation.

Dodge & Cox International Stock Fund

The Fund seeks long-term growth of principal and income.

Dodge & Cox International Stock Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Dodge & Cox International Stock Fund prior to May 1, 2015, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Dodge & Cox International Stock Fund investment option.

JPMorgan Small Cap Value Fund (Class R-6)

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Lazard International Equity Portfolio (R-6 Shares)

The Fund seeks long-term capital appreciation.

Lord Abbett High Yield Fund (Class R-6)

The Fund seeks a high current income and the opportunity for capital appreciation to produce a high total return.

MFS Mid Cap Value Fund (Class R6)

The Fund seeks capital appreciation.

Nationwide Geneva Small Cap Growth Fund (Class R6)

The Fund seeks long-term capital appreciation.

Nationwide Geneva Small Cap Growth Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Nationwide Geneva Small Cap Growth Fund prior to October 31, 2017, then you may continue to allocate premiums and transfer

26	Prospectus ∎ TIAA Access

accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Nationwide Geneva Small Cap Growth Fund investment option.

Parnassus Fund (Institutional Shares)

The Fund seeks long-term capital appreciation.

Templeton Global Bond Fund (Class R-6)

The Fund seeks current income with capital appreciation and growth of income.

T. Rowe Price® Institutional Large-Cap Growth Fund

The Fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)

The Fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

Vanguard® 500 Index Fund (Admiral Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P 500 Index.

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund primarily invests its assets in securities selected to track the FTSE Emerging Markets All Cap China A Inclusion Index.

Vanguard® Equity Income Fund (Admiral Shares)

The Fund seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Vanguard® Explorer Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation. The Fund uses a multimanager approach that provides exposure to a broad universe of small-company growth stocks.

Vanguard® Extended Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid- capitalization stocks. The Fund primarily invests its assets in securities selected to track the S&P Completion Index.

TIAA Access ∎ Prospectus	27

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares)

The Fund seeks to provide a moderate and sustainable level of current income. The Fund invests primarily in intermediate-term U.S. Treasury obligations with an average maturity of 5–10 years.

Vanguard® Selected Value Fund (Investor Shares)

The Fund seeks to provide long-term capital appreciation and income. The Fund invests in mid-capitalization stocks, using a multimanager structure that provides diversification and mitigates risk.

Vanguard® Small-Cap Value Index Fund (Institutional Shares)

The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund primarily invests its assets in securities selected to track the CRSP US Small Cap Value Index.

Vanguard® Total Bond Market Index Fund (Institutional Shares)

The Fund seeks to track the performance of a broad, market-weighted bond index. The Fund primarily invests its assets in securities selected to track the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

Vanguard® Wellington Fund (Admiral Shares)

The Fund seeks to provide long-term capital appreciation and moderate current income.

Vanguard® Wellington Fund, previously offered as an investment option under the contract, is no longer available, subject to the following exception. If your employer’s plan made available the Vanguard Wellington Fund prior to March 24, 2017, then you may continue to allocate premiums and transfer accumulations from the other investment accounts of the separate account that are available under the terms of your employer’s plan to the Vanguard Wellington Fund investment option.

Western Asset Core Plus Bond Fund (Class IS)

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.

Additional investment information and options

All assets of the investment accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your variable annuity contract.

You may also opt under your contract to allocate or transfer money from the investment accounts to the TIAA Traditional Annuity or, within certain limitations,

28	Prospectus ∎ TIAA Access

the TIAA Real Estate Account. See “Starting Out.” Your TIAA Traditional Annuity accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

The investment advisors

Teachers Advisors, LLC (“Advisors”) manages the assets of the TIAA-CREF Funds, which include the TIAA-CREF Lifecycle Funds (Institutional Class). Advisors is a subsidiary of TIAA. American Beacon Advisers, Inc. (“American Beacon”) manages the assets of American Beacon Bridgeway Large Cap Growth Fund (Institutional Shares). Capital Research and Management Company (“CRMC”) manages the assets of American Funds EuroPacific Growth Fund (Class R-6) and American Funds Washington Mutual Investors Fund (Class R-6). Ariel Investments, LLC (“Ariel Investments”) manages the assets of Ariel Appreciation Fund (Institutional Class). Champlain Investment Partners, LLC (“Champlain”) manages the assets of Champlain Mid Cap Fund (Institutional Shares). Delaware Management Company (“Delaware”) manages the assets of Delaware Emerging Markets Fund (Class R-6). Dimensional Fund Advisors LP (“Dimensional”) manages the assets of DFA Emerging Markets Portfolio (Institutional Class). Dodge & Cox (“Dodge & Cox”) manages the assets of Dodge & Cox International Stock Fund. J.P. Morgan Investment Management Inc. (“JPMIM”) manages the assets of JPMorgan Small Cap Value Fund (Class R-6). Lazard Asset Management LLC (“Lazard”) manages the assets of Lazard International Equity Portfolio (R-6 Shares). Lord, Abbett & Co. LLC (“Lord Abbett”) manages the assets of Lord Abbett High Yield Fund (Class R-6). Massachusetts Financial Services Company (“MFS”) manages the assets of MFS Mid Cap Value Fund (Class R-6). Nationwide Fund Advisors (“Nationwide”) manages the assets of Nationwide Geneva Small Cap Growth Fund (Class R6). Parnassus Investments (“Parnassus”) manages the assets of Parnassus Fund (Institutional Shares). Franklin Advisers, Inc. (“Franklin”) manages the assets of Templeton Global Bond Fund (Class R-6). T. Rowe Price® Associates, Inc. (“T. Rowe Price®”) manages the assets of the T. Rowe Price® Institutional Large-Cap Growth Fund and T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class). The Vanguard Group, Inc. manages the assets of Vanguard® 500 Index Fund (Admiral Shares), Vanguard® Emerging Markets Stock Index Fund (Institutional Shares), Vanguard® Extended Market Index Fund ( Institutional Shares), Vanguard® Intermediate-Term Treasury Fund (Admiral Shares), Vanguard® Small-Cap Value Index Fund (Institutional Shares), and Vanguard Total Bond Market Index Fund (Institutional Shares). Arrowpoint Partners, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Explorer Fund (Admiral Shares). Wellington Management Company, LLP and The Vanguard Group, Inc. manage the assets of Vanguard® Equity Income Fund (Admiral Shares). Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., and Pzena Investment Management, LLC manage the assets of Vanguard® Selected Value

TIAA Access ∎ Prospectus	29

Fund (Investor Shares). Wellington Management Company, LLP manages the assets of Vanguard Wellington Fund (Admiral Shares) (together, the Vanguard funds’ investment advisors are referred to as “Vanguard Fund Advisors”). Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) manages the assets of Western Asset Core Plus Bond Fund (Class IS). In order to assist in carrying out its investment advisory responsibilities, Legg Mason has retained Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd. to render advisory services to the fund. Advisors, American Beacon, Ariel Investments, Champlain, CRMC, Delaware, Dimensional, Dodge & Cox, Franklin, JPMIM, Lazard Legg Mason, Lord Abbett, MFS, Nationwide, Parnassus, T. Rowe Price®, Vanguard Fund Advisors, WAML, and Western are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

The broker-dealer

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services performs all sales and marketing functions relative to the contracts.

Certain payments we receive with regard to the funds

We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contract and the funds in which the separate account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).

Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.

These arrangements may be a factor that we consider in including funds as underlying investment options of the investment account.

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Selection of funds

We select the funds offered through the contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contractowners.

Another factor we consider during the selection process is whether the fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain Payments We Receive with Regard to the Funds.” We also consider whether the fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of accumulation to a fund if we determine the fund no longer meets one or more of the criteria and/or if the fund has not attracted significant contractowner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included TIAA-CREF Funds at least in part because they are managed by our affiliate, Advisors.

The annuity contracts

We offer the following types of contracts:

RA (Retirement Annuity) and GRA (Group Retirement Annuity): RA and GRA contracts are used mainly for employer sponsored retirement plans.

●

Depending on the terms of your employer’s plan, RA and GRA premiums can be paid by your employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre-tax dollars by salary reduction, or after-tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract.

●

GRA premiums can come from only your employer or both you and your employer. Your GRA premiums can be from pre-tax or after-tax contributions. You cannot pay GRA premiums directly to TIAA; your employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract.

●	Your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.

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SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity): These contracts are used for voluntary tax-deferred annuity (“TDA”) plans.

●

SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your employer and TIAA. Generally, your employer pays premiums in pre-tax dollars through salary reduction. Although you cannot pay premiums directly, you can transfer amounts from other TDA plans.

●	Although your employer may offer you the option of making contributions in the form of after-tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

Retirement Choice/Retirement Choice Plus Annuities: These contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your employer or your plan’s trustee.

●	Among other rights, the employer retains the right to transfer accumulations under these contracts to alternate funding vehicles.

GA (Group Annuity) and Institutionally-Owned GSRA: These contracts are used exclusively for employer retirement plans and are issued directly to your employer or your plan’s trustee.

●

Your employer pays premiums directly to TIAA. Your employer or the plan’s trustee may control the allocation of contributions and transfers to and from these contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your employer or plan administrator for more information.

State Regulatory Approval. State regulatory approval may be pending for certain of these contracts and they may not currently be available in your state.

Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain Income Options, how frequently you can transfer into or out of investment accounts, or our ability to restrict transfers into or out of the investment accounts. You should review your contract along with this prospectus to understand the product features and charges under your contract.

Tax Deferral. You or your employer can purchase these contracts in connection with tax-qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the contract (including the annuity income), before you purchase a contract in a tax-qualified plan.

32	Prospectus ∎ TIAA Access

Other Investment Options. In addition to the investment accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this contract offering the investment accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800-842-2252.

Starting out

Generally, we will issue a contract when we receive a completed application or enrollment form in good order. “Good order” means actual receipt of the transaction request along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, withdrawals, or payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, at our sole discretion, determine whether any particular transaction request (including, among others, a purchase, redemption, or withdrawal request to pay benefits) is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction.

If your application is incomplete and we do not receive the necessary information and signed application in good order within five business days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in good order, the transaction may be cancelled.

If we receive premiums from your employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all premiums remitted on your behalf in the default option that your employer has designated. It is possible that the default option will not be an investment account of the separate account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.

TIAA Access ∎ Prospectus	33

Once we receive complete allocation instructions from you, we will follow your instructions for future premiums. However, if you want the premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.

You may stop premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.

TIAA generally doesn’t restrict the amount or frequency of payment of premiums to your contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual premiums you may invest in plans qualified for favorable tax treatment.

In most cases, we accept premiums to a contract during your accumulation period. Premiums will be credited to your contract as of the end of the business day in which we receive them at the location that we will designate by prior written notice, in good order and in accordance with procedures established by us or as required by law. Once your first premium has been paid, your contract cannot lapse or be forfeited for nonpayment of premiums. Note that we cannot accept credit cards, money orders or travelers checks. In addition, we will not accept a third-party check where the relationship of the payor to the contractowner cannot be identified from the face of the check.

You may allocate your premiums among the investment accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the contract, and only as permitted under the terms of your employer’s plan. You may also transfer accumulations to the CREF accounts, and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF accounts, TIAA Real Estate Account and any mutual funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF accounts, TIAA Real Estate Account and the funds, are found in their respective prospectuses. The CREF accounts, TIAA Real Estate Account and the funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877-518-9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800-842-2252.

To change your allocation choices for future premiums, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

When you allocate premiums to an investment account, the premiums are used to purchase accumulation units in that investment account. You may change your

34	Prospectus ∎ TIAA Access

allocation for future premiums at any time. We will allocate your premiums according to the most recent valid instructions in a form acceptable to us (in good order) that we have received from you. Your employer’s plan may limit your right to allocate premiums to an investment account. We may stop accepting premiums to any or all investment accounts at any time.

Important information about procedures for opening a new account

To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a contract.

What this means for you: When you apply for a contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

In certain circumstances, we may be required to block a contractowner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators without notice or consent.

Accumulation units

Determining the value of your contract—investment accounts

The premiums you allocate, or transfers you make, to the investment accounts purchase accumulation units. We calculate how many accumulation units to credit by dividing the amount allocated or transferred to the particular investment account by its accumulation unit value calculated at the close of the business day we receive your premium or completed transfer request in good order. For information regarding how we price your initial premium, see “Starting Out.” To determine how many accumulation units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the business day we receive your completed transaction request and all required information and documents in good order (unless you have chosen a later date).

We arbitrarily set the initial value of each accumulation unit at $25. Subsequently, the value of the accumulation units will depend mainly on the investment experience of the underlying funds, although the accumulation unit value also reflects the deduction by TIAA of separate account expenses. We calculate the accumulation unit value at the close of each valuation day. We

TIAA Access ∎ Prospectus	35

multiply the previous day’s accumulation unit value by the net investment factor for the pertinent investment account of the separate account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the investment account, and investment income and capital gains distributed to the investment account. The gross investment factor is decreased by the separate account expense and risk charges.

An investment account’s net investment factor equals its gross investment factor minus the separate account charge incurred since the previous valuation day.

An investment account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals	(i):	the value of the fund shares in the investment account as of the close of the valuation day (net asset value per share times number of shares owned) excluding the net effect of contractowners’ transactions (i.e., premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus
		(ii):	investment income and capital gains distributed to the investment account; less
		(iii):	any amount paid and/or reserved for tax liability resulting from the operation of the investment account since the previous valuation day.
(b)	equals	the value of the fund shares in the investment account as of the previous valuation day, including the net effect of contractowners’ transactions, made during the previous valuation day.

Number of Accumulation Units. The number of accumulation units in an investment account under your contract will be increased by:

●	any premiums you allocate to that investment account; and

●	any transfers you make to that investment account.

The number of accumulation units in an investment account under your contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your accumulation in that investment account.

The increase or decrease in the number of your accumulation units on any valuation day is equal to the net dollar value of all transactions divided by the value of the investment account’s accumulation unit as of the end of the valuation day on which the transaction becomes effective.

To change your investment allocations

To make a change to your future investment allocation percentages, you can write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201 or call 800-842-2252 or use the TIAA website’s account access feature at tiaa.org. You may be required to complete and return certain forms (in good order) to effect these transactions. If you have any questions, call us at 800-842-2252. To make specific transfers, see “How to Make Transfers and Withdraw Cash,” below.

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How to transfer and withdraw your money

Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your contract. Currently, transfers from the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan do not require a minimum transaction amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. Note that a fund underlying an investment account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See the funds’ prospectuses for information on these restrictions.

Transfers and cash withdrawals are effective at the end of the business day we receive your request and all required documentation in good order. You can also choose to have transfers and withdrawals take effect at the end of any future business day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the separate account or any investment account or would be to the disadvantage of other contractowners. (See “Market Timing/Excessive Trading Policy.”)

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan (see “Spouse’s Rights to Benefits”).

Systematic transfers and withdrawals

If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your accumulation any fixed number of accumulation units, dollar amount, or percentage of accumulation until you tell us to stop or until your accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

TIAA Access ∎ Prospectus	37

How to make transfers and withdraw cash

To request a transfer or to withdraw cash, you can:

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201;

●	call our Automated Telephone Service (24 hours a day) at 800-842-2252; or

●	use the TIAA website’s account access feature at tiaa.org.

You may be required to complete and return certain forms (in good order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.

There may be tax law and/or plan restrictions on certain transfers. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences.

Transfers to and from other TIAA and CREF accounts and funds

Subject to your employer’s plan, current tax law or the terms of your contract, you can transfer some or all of your accumulation in the investment accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan, to one of the CREF accounts or to funds offered under the terms of your plan. We reserve the right to limit these transfers to once per quarter per investment account.

Subject to your employer’s plan, current tax law or the terms of your contract, you can also transfer some or all of your accumulation in the TIAA Traditional Annuity, in your CREF accounts or in the funds or TIAA annuities, such as TIAA Real Estate Account, to the investment accounts. Transfers from TIAA’s Traditional Annuity to the investment accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your contract.

Accumulation that is transferred from investment accounts under this contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remains part of this contract and part of the accumulation under the contract. Transfers to any other accounts which are not offered under the terms of this contract are no longer part of this contract and its accumulation.

Currently, these transfers do not require a minimum transation amount; however, in the future TIAA reserves the right, in its sole discretion, to impose minimum transaction levels, which levels will generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire accumulation, if less. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.

38	Prospectus ∎ TIAA Access

Transfers to other companies

Generally, you may transfer funds from the investment accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.

Under the Retirement Choice and Retirement Choice Plus Contracts, your employer could transfer monies from an investment account and apply it to another investment option not offered under this contract, subject to the terms of your plan, and without your consent.

Transfers from other companies/plans

Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA contract. You may also roll over before-tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds in a private 457(b) plan can be transferred to another private 457(b) plan only. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA.

Withdrawing cash

You may withdraw cash from your SRA or GSRA accumulation at any time during the accumulation period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you can’t withdraw money from your contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make cash withdrawals from your accumulation under most voluntary salary reduction agreements. Withdrawals are generally available only if you reach age 59 1/2, leave your job, become disabled, or die, or if your employer terminates its retirement plan. If your employer’s plan permits, you may also be able to withdraw money if you encounter hardship, as defined by the IRS. You may be subject to a 10% penalty tax if you make a withdrawal before you reach age 59 1/2, unless an exception applies to your situation.

Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1/2 or leave your job or are faced with an unforeseeable emergency (as defined by law). There are generally no early withdrawal tax penalties if you withdraw under any of these circumstances (i.e., no 10% tax on distributions prior to age 59 1/2). If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf.

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If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record, or to an address of record that has been changed within either the last 14 or 30 calendar days, depending on the service model applicable to your plan. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.

We reserve the right to require a signature guarantee on any withdrawal.

Systematic withdrawals to pay financial advisor fees

If permitted by your employer’s plan, you may authorize a series of systematic withdrawals to pay the fees of a financial advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section.

One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that one other series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each investment account must be specified in dollars or percentage of accumulation, and will be in proportion to the accumulations in each account at the end of the business day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.

We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

Market timing/excessive trading policy

There are contractowners who may try to profit from transferring money back and forth among investment accounts in an effort to “time” the market. As money is shifted in and out of these investment accounts, we incur transaction costs and the underlying funds incur expenses for buying and selling securities. These costs are borne by all contractowners. In addition, if contractowners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, such as the TIAA-CREF International Equity Fund, the TIAA-CREF International Equity Index Fund, the TIAA-CREF Emerging Markets Equity Fund, the TIAA-CREF Emerging Markets Equity Index Fund, the American Funds EuroPacific Growth Fund, the Delaware Emerging Markets Fund, the DFA Emerging Markets

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Portfolio, the Dodge & Cox International Stock Fund, the Lazard International Equity Portfolio, the Templeton Global Bond Fund and the Vanguard® Emerging Markets Stock Index Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contractowners who make a transfer out of any one of the investment accounts available under the contract (other than the investment accounts that invest in the TIAA-CREF Money Market Fund and the TIAA-CREF Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same investment account in that contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an investment account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the funds under the separate account.

If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contractowner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.

We seek to apply our market timing and other transfer policies uniformly to all contractowners. We reserve the right to waive these policies where management believes that the waiver is in the contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This contract is not appropriate for market timing. You should not invest in this contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all

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market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.

The funds available as investment options under the contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contractowners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the market timing and excessive trading policies established by the fund upon request.

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of accumulation units transferred out of the investment account that invests in that fund and, therefore, may affect the investment account accumulation. We reserve the right to administer and collect any such redemption fees from your accumulation on behalf of the funds.

Timing of payments to you

In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

•	cash withdrawals;

•	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

•	payments under a fixed-period annuity; and

•	death benefits.

Each of these types of payments is described further below. The seven-day period may be extended in certain circumstances, such as an SEC-recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your

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request is not in “good order”. If you request that withdrawal proceeds from an investment account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the TIAA-CREF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Money Market investment account until the fund pays redemption proceeds.

Receiving annuity income

The annuity period in general

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund. Participants with assets in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund can directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877-518-9161.) Participants in any other investment accounts who wish to annuitize can transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire.

Also, under the terms of the contract, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Your income payments may be paid out through a variety of income options. You can pick a different income option for different portions of your accumulation, but once you have started payments you usually can’t change your income option or annuity partner for that payment stream.

Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.

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For one-life annuities, two-life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your accumulation on the last valuation day before the annuity starting date. Your payments change after the initial payment based on the investment account’s investment experience and the income change method you choose.

There are two income change methods for annuity payments: annual and monthly. Under the annual income change method, payments from the separate account change each May 1, based on the net investment results during the prior year (from the day following the last valuation day in March of the prior year through the last valuation day in March of the current year). Under the monthly income change method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see “Annuity Payments.” The total value of your annuity payments may be more or less than your total premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Annuity starting date

Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in good order necessary for the income option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5, (March 1 through June 5 totals 96 days), then that premium would remain in the accumulation portion of the contract. Ordinarily, your first annuity payment can be made on any business day between the first and twentieth of any month.

Income options

Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.

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All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the investment accounts selected by you. The current options are:

●

One-Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a guaranteed period (10, 15 or 20 years) and you die before it’s over, income payments will continue to your beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at your death—so, it’s possible for you to receive only one payment if you die less than a month after payments start. (The 15-year guaranteed period is not available under all contracts.)

●	Annuity for a Fixed Period: Pays income for any period you choose from five to 30 years (two to 30 years for RAs, GRAs, and SRAs). (This option is not available under all contracts.)

●

Two-Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your annuity partner. There are four types of two-life annuity options, all available with or without a guaranteed period—Full Benefit to Survivor, Two-Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two-Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your annuity partner.

●

Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all contracts. You must apply your entire accumulation under a contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an accumulation applied to the MDO to any other income option for which you’re eligible. Using the MDO will not affect your right to take a cash withdrawal of any accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your contract and under the terms of your employer’s plan). This automatic payout option is not available under all contracts. Instead, for some contracts, required minimum distributions will be paid directly from those contracts pursuant to the terms of your employer’s plan.

For any of the income options described above, current federal tax law says that your guaranteed period can’t exceed the joint life expectancy of you and your beneficiary or annuity partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.

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Receiving Lump-Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an accumulation being converted to one-life or two-life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution penalties. See “Taxes.”

Income Test Drive: Income Test Drive is an optional feature that lets you try variable income payments for a 2-year period without making an irrevocable decision. You retain your accumulation units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your accumulation units. Payments are calculated to approximate the amount you would receive under a One-Life or Two-Life Annuity for the income option and income change method you select, adjusted to reflect the Income Test Drive. You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2-year period. If you die during the Income Test Drive, payments will stop, and the beneficiary named in your contract will be entitled to the remaining accumulation. At the end of the Income Test Drive, if you have not decided to stop payments, your remaining accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the income option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of accumulation units to annuity units may result in annuity payments that are greater or lesser than the amount of the last payment during the Income Test Drive. State regulatory approval may be pending for the Income Test Drive and it may not currently be available in your state. We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For information about withdrawals from your contract, see “How to transfer and withdraw your money.”

Transfers during the annuity period

After you begin receiving annuity income from a one-life annuity, two-life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the separate account into a “comparable annuity” payable from (i) another fund within the separate account (if available), (ii) a CREF account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the CREF accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the separate account in accordance with the terms of your annuity contract. Comparable annuities are those which are payable under the same income option, and have the same first and second annuitant, and remaining guaranteed period.

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We will process and credit your transfer on the business day we receive your request in good order. You can also choose to have a transfer take effect at the close of any future business day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into TIAA’s Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment valuation day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last valuation day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.

Annuity payments

You are the annuitant under the contract. This means if you choose a lifetime income option, annuity payments will continue for as long as you live. The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the income change method chosen.
Under the annual income change method, the value of an annuity unit for payments is redetermined on March 31 of each year (or, if March 31 is not a valuation day, the immediately preceding valuation day). This date is called the “annual payment valuation day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the separate account. The net investment experience for the twelve months following the annual payment valuation day will be reflected in the annuity unit value determined on the next year’s annual payment valuation day.

Under the monthly income change method, the value of an annuity unit for payments is determined on the payment valuation day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a business day, the preceding business day. The monthly changes in the value of an annuity unit reflect the net investment experience of the separate account. The formulas for calculating the number and value of annuity units payable are described below.

TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Calculating the Number of Annuity Units Payable: When a participant or a beneficiary converts all or a portion of his or her accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the account accumulation to be applied to provide the

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annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contractowners bear no mortality risk under their contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your contract will be reduced by the number of annuity units you transfer out of that income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your contract.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start.

For participants under the annual income change method, the value of the annuity unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

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Death benefits

Choosing beneficiaries

Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries anytime before you die, and, unless you instruct otherwise, your annuity partner can do the same after your death.

Your spouse’s rights

Your choice of beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as beneficiary. If you die without having named any beneficiary, any portion of your death benefit not payable to your spouse will go to your estate.

Amount of death benefit

If you die during the accumulation period, the death benefit is the amount of your accumulation. If you and your annuity partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a guaranteed period, the death benefit is the value of the remaining guaranteed payments.

Payment of death benefit

To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in good order), including proof of death and the selection of the method of payment.

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contractowners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, by calling our Automated Telephone Service (24 hours a day) at 800-842-2252 or via tiaa.org.

Methods of payment of death benefits

Generally, you can choose for your beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice

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to their beneficiaries. We can prevent any choice if its initial payment is less than $25. If your beneficiary does not specifically instruct us to start paying death benefits within a year of your death, we may start making payments to them over five years using the fixed-period annuity method of payment.

Payments during accumulation period

Currently, the available methods of payment for death benefits from funds in the accumulation period are:

●	Single-Sum Payment, in which the entire death benefit is paid to your beneficiary at once;

●	One-Life Annuity With or Without Guaranteed Period, in which the death benefit is paid for the life of the beneficiary or through the guaranteed period;

●	Annuity for a Fixed Period of 5 to 30 years (not available under Retirement Choice and Retirement Choice Plus), in which the death benefit is paid for a fixed period;

●

Minimum Distribution Payments, in which the beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your beneficiary will not receive income for life.

Death benefits are usually paid monthly (unless you chose a single-sum method of payment), but your beneficiary can switch them to quarterly, semiannual or annual payments. Note that for Retirement Choice and Retirement Choice Plus contracts, beneficiaries may only receive either a single-sum payment or a one-life annuity (with or without a guaranteed period).

Payments during annuity period

If you and your annuity partner die during the annuity period, your beneficiary can choose to receive any remaining guaranteed periodic payments due under your contract. Alternatively, your beneficiary can choose to receive the commuted value of those payments in a single sum unless you have indicated otherwise. The amount of the commuted value will be different from the total of the periodic payments that would otherwise be paid.

Ordinarily, death benefits are subject to federal tax. If taken as a lump sum, death benefits would be taxed like complete withdrawals. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.

Employer plan fee withdrawals

Your employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, on your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement

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between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the accumulation from which it is paid by the amount withdrawn.

Spouse’s rights to benefits

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your rights to choose certain benefits are restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two-life annuity with your spouse as second annuitant.

●

Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.

Waiver of spouse’s rights

If you are married, and all or part of your accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an income option other than a two-life annuity with your spouse as second annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump-sum benefit.

In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an income option

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or a lump-sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment of your employer.

Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these rights. (For more information about the definition of a “spouse”, see “Taxes—Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.

Charges

Separate account charges

We deduct charges each valuation day from the assets of each investment account for various services required to administer the separate account and the contracts and to cover certain insurance risks borne by us. The contract allows for total separate account charges (i.e., administrative expense and mortality and expense risk charges) of up to 2.00% of net assets of the investment accounts annually. The total separate account charges for payout annuities will not exceed 2.00% of net assets of the investment accounts annually. The current charges applicable to your contract are listed in the Summary at the beginning of this prospectus. While TIAA reserves the right to increase the separate account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.

Administrative Expense Charge. This daily charge is for administration and operations, such as allocating premiums and administering accumulations.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the contract.

TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.

Our expense risk is the possibility that our actual expenses for administering and marketing the contract and for operating the separate account will be higher than the amount recovered through the administrative expense deduction.

If the mortality and expense risk charge allowed under the contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to Services, the principal distributor of the contract.

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Other charges and expenses

Fund Expenses. Certain deductions and expenses of the underlying funds are paid out of the assets of the funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on underlying fund deductions and expenses, please read the funds’ current prospectuses.

No Deductions from Premiums or Surrender Charge. The contract provides for no front-end charges and no surrender charge.

Premium Taxes. Some states assess premium taxes on the premiums paid under the contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, premium taxes on qualified contracts range from 0% to 1% (2% for Puerto Rico), depending on the state.

Taxes

This section offers general information concerning federal taxes. It does not cover every situation. Check with your tax advisor for more information.

This contract may be purchased only in connection with a tax qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the contract were to be purchased other than in connection with such a tax-qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.

During the accumulation period, premiums paid in before-tax dollars, employer contributions and earnings attributable to these amounts are not taxed until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after-tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the investment accounts also are not taxed.

Generally, contributions you can make under an employer’s plan are limited by federal tax law. Employee voluntary salary reduction contributions and Roth after-tax

TIAA Access ∎ Prospectus	53

contributions to 403(b) and 401(k) plans are limited to $18,500 per year ($24,500 per year if you are age 50 or older). Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your tax advisor for more information.

The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of $18,500 or 100% of “includable compensation” (as defined by law). Special catch-up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The $18,500 limit is increased to $24,500 for employees of state and local governments who are age 50 or older.

Note that the dollar amounts listed above are for 2018; different dollar limits may apply in future years.

Early Distributions: If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1/2 and you do not roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no penalty on distributions (1) made on or after the taxpayer reaches age 59 1/2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% penalty tax unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your tax advisor for more information.

Minimum Distribution Requirements: In most cases, payments from retirement plans must begin by April 1 of the year after the year you reach age 70 1/2, or if later, retirement. Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to a 50% excise tax on the amount you should have received but did not. You are responsible for requesting distributions that comply with the minimum distribution rules.

Withholding on Distributions: If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers (noneligible rollover distributions), such as lifetime annuity payments, or minimum distribution payments.

For the taxable portion of noneligible rollover distributions, we will withhold federal income taxes unless you tell us not to and you are eligible to avoid

54	Prospectus ∎ TIAA Access

withholding. However, if you tell us not to withhold but we do not have your taxpayer identification number on file, we still are required to deduct taxes. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages.

Annuity Purchases by Nonresident Aliens. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS. For 2018, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $11,200,000, and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax advisor for more information on this subject.

Enacted Tax Legislation. On December 22, 2017, H.R. 1 was enacted into law as P.L. 115-77 (popularly known as the “Tax Cuts and Jobs Act”), permanently cutting

TIAA Access ∎ Prospectus	55

the corporate tax rate from 35% to 21%, temporarily reducing individual tax rates and providing a partial deduction for certain income earned by pass-through entities until 2026, while making fundamental changes to the taxation of foreign persons and income. To broaden the income tax base to pay for the rate cuts and pass-through income deduction, many corporate deductions have been eliminated or modified and many individual deductions suspended until 2026. With most provisions effective on January 1, 2018 the Joint Committee on Taxation (JCT) estimates that the Act will increase the federal deficit by approximately $1.5 trillion over 10 years. The JCT also estimates that the Act will result in some economic growth over the same period. While the Act is expected to have effects on the economy that will impact interest rates and investment performance, we cannot predict those effects. You should discuss the possibility of such impacts with your financial adviser.

The individual provisions of the Act may impact your personal tax situation. You should discuss the impact of the Act on your personal tax situation with your tax advisor.

Possible tax law changes. There is always the possibility that the tax treatment of your contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax advisor with respect to legislative developments and their effect on the contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Special Rules for Withdrawals to Pay Advisory Fees: If you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.

Such payments can only be made if permitted under your employer’s retirement plan.

Additional information

Financial Condition of TIAA: Many financial services companies, including insurance companies, have been facing challenges in the persistent low interest rate environment of the past decade. We are providing important information to help you understand how our contracts work and how our ability to meet our obligations affects your contract.

56	Prospectus ∎ TIAA Access

Assets in the Separate Account. You assume all of the investment risk for accumulations allocated to the investment accounts. Your accumulation in the investment accounts is part of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the separate account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account.”

Assets in the General Account. We issue insurance policies and financial products other than TIAA Access, and some of these products are supported by the assets in our general account (e.g., TIAA Traditional). These general account products are subject to our claims-paying ability.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the separate account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the separate account charges described in this prospectus.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, we, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service providers are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service our operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access,

TIAA Access ∎ Prospectus	57

including by carrying out a “denial-of-service” attack on our or our service providers’ websites. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on our systems or the systems of our service providers.

Cyber security failures by us or any of our service providers, the underlying funds, or the issuers of securities in which the underlying funds invest, may result in disruptions to and impact business operations, and may adversely affect us and the value of your accumulation units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from our website or with the underlying funds; interference with our ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. We may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. We and participants could be negatively impacted by such cyber-attacks or incidents. Although we have established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that we or our service providers or the underlying funds will not be able to adequately identify or prepare for all cyber security attacks. In addition, we cannot directly control the cyber security plans or systems implemented by our service providers or the underlying funds.

How to Obtain More Information. We encourage both existing and prospective contractowners to read and understand our financial statements. Our financial statements, as well as the financial statements of the separate account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.

Customer Complaints: Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800-842-2252.

Choices and Changes: You may have to make certain choices or changes (e.g., changing your income option, making a cash withdrawal) by written notice in good order satisfactory to us and received at our home office or at some other location that we have specifically designated for that purpose. When we receive a notice of a change in beneficiary or other person named to receive payments, we will execute the change as of the date it was signed, even if the signer has died in the meantime. We execute all other changes as of the date received in good order.

Telephone and Internet Transactions: You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you

58	Prospectus ∎ TIAA Access

through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both will lead you through the transaction process and we will use reasonable procedures to confirm that instructions given are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS and Internet are electronically recorded.

To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800-842-2252. To use the Internet, go to the account access feature of the TIAA website at tiaa.org.

We can suspend or terminate your ability to transact by Internet, telephone or fax at any time, for any reason.

Electronic Prospectuses: If you received this prospectus electronically and would like a paper copy, please call 877-518-9161 and we will send it to you.

Assigning Your Contract: Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Errors or Omissions: We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.

Texas Optional Retirement Program Participants: If you are in the Texas Optional Retirement Program, you (or your beneficiary) can redeem some or all of your accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.

Householding: To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at 800-842-2252.

Distribution: We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC, a subsidiary of TIAA. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. We paid approximately $4,882,314, $3,746,174, and $3,414,280, in fees to Services for fiscal years 2017, 2016, and 2015 respectively, for distribution of the contracts. We intend to recoup any payments made to Services through fees and charges imposed under the contract.

Legal Proceedings: Neither the separate account, TIAA nor Services is involved in any legal action that we consider likely to have a material adverse effect on the separate account, the ability of TIAA to meet its obligations under the contracts, or the ability of Services to perform its contract with the separate account.

TIAA Access ∎ Prospectus	59

Statements and reports

You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the separate account or among the investment accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.

If you have any accumulations in the separate account, you will be sent a statement each quarter which sets forth the following:

(1)	premiums paid during the quarter;

(2)	the number and dollar value of accumulation units in the investment accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the investment accounts during the quarter; and

(4)	any transfers during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the funds and a schedule of investments held by the funds.

60	Prospectus ∎ TIAA Access

Table of contents for the

Statement of Additional Information

Variable Annuity Payments	B-2

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-3

Management Related Service Contracts	B-3

Financial Statements	B-4

TIAA Access ∎ Prospectus	61

Appendix A: Separate account condensed financial information

Presented below is condensed financial information for the separate account for the periods indicated. The table shows per accumulation unit data for the investment accounts of the separate account offered in this prospectus. The data should be read in conjunction with the financial statements and other financial information included in the SAI. The SAI is available without charge upon request.

62	Prospectus ∎ TIAA Access

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Bond Fund Sub-Account
2017		562		$36.44	$37.78
2016		674		$35.22	$36.44
2015		535		$35.23	$35.22
2014		584		$33.54	$35.23
2013		627		$34.16	$33.54
2012		469		$32.06	$34.16
2011		434		$30.26	$32.06
2010		312		$28.51	$30.26
2009		134		$26.98	$28.51
2008		6		$26.41	$26.98

TIAA-CREF Bond Index Fund Sub-Account
2017		29		$28.10	$28.84
2016		30		$27.65	$28.10
2015		25		$27.71	$27.65
2014		28		$26.37	$27.71
2013		8		$27.20	$26.37
2012		1		$26.32	$27.20
2011	(b)	0	^	$25.00	$26.32

TIAA-CREF Bond Plus Fund Sub-Account
2017		1,750		$36.48	$37.95
2016		1,735		$35.11	$36.48
2015		1,401		$35.15	$35.11
2014		1,417		$33.47	$35.15
2013		1,130		$33.96	$33.47
2012		913		$31.54	$33.96
2011		607		$29.74	$31.54
2010		361		$27.62	$29.74
2009		143		$25.23	$27.62
2008		7		$26.05	$25.23

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2017		16		$18.55	$26.78
2016		6		$17.64	$18.55
2015		5		$20.39	$17.64
2014		7		$22.27	$20.39
2013		2		$22.52	$22.27
2012		1		$18.83	$22.52
2011	(b)	0	^	$25.00	$18.83

TIAA Access ∎ Prospectus	63

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2017		16		$19.39	$26.45
2016		13		$17.59	$19.39
2015		14		$20.80	$17.59
2014		8		$21.66	$20.80
2013		2		$22.54	$21.66
2012		1		$19.15	$22.54
2011	(b)	—		$25.00	$19.15

TIAA-CREF Equity Index Fund Sub-Account
2017		897		$45.03	$54.13
2016		920		$40.24	$45.03
2015		752		$40.36	$40.24
2014		611		$36.14	$40.36
2013		504		$27.28	$36.14
2012		338		$23.63	$27.28
2011		237		$23.57	$23.63
2010		176		$20.32	$23.57
2009		104		$15.96	$20.32
2008		7		$25.62	$15.96

TIAA-CREF Growth & Income Fund Sub-Account
2017		1,738		$51.33	$63.15
2016		1,750		$47.61	$51.33
2015		1,686		$46.36	$47.61
2014		1,687		$41.98	$46.36
2013		1,465		$31.48	$41.98
2012		1,251		$27.25	$31.48
2011		832		$26.66	$27.25
2010		625		$23.73	$26.66
2009		444		$18.84	$23.73
2008		65		$29.20	$18.84

TIAA-CREF High-Yield Fund Sub-Account
2017		30		$33.72	$35.37
2016		27		$29.16	$33.72
2015		12		$30.52	$29.16
2014		15		$30.00	$30.52
2013		12		$28.47	$30.00
2012		5		$25.08	$28.47
2011	(b)	0	^	$25.00	$25.08

64	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2017		162	$34.24	$34.57
2016		158	$33.28	$34.24
2015		169	$34.08	$33.28
2014		184	$33.20	$34.08
2013		172	$36.66	$33.20
2012		197	$34.68	$36.66
2011		138	$30.82	$34.68
2010		76	$29.27	$30.82
2009		43	$26.93	$29.27
2008		9	$27.58	$26.93

TIAA-CREF International Equity Fund Sub-Account
2017		9,059	$24.46	$32.27
2016		7,305	$24.54	$24.46
2015		7,233	$25.02	$24.54
2014		6,664	$27.40	$25.02
2013		5,532	$22.26	$27.40
2012		4,008	$17.08	$22.26
2011		2,764	$22.51	$17.08
2010		1,736	$18.90	$22.51
2009		783	$14.43	$18.90
2008		68	$28.84	$14.43

TIAA-CREF International Equity Index Fund Sub-Account
2017		91	$26.45	$32.91
2016		78	$26.33	$26.45
2015		55	$26.66	$26.33
2014		51	$28.43	$26.66
2013		42	$23.48	$28.43
2012		18	$19.87	$23.48
2011	(b)	5	$25.00	$19.87

TIAA Access ∎ Prospectus	65

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Large-Cap Growth Fund Sub-Account
2017		1,410		$50.05	$66.82
2016		1,231		$50.86	$50.05
2015		1,199		$46.92	$50.86
2014		980		$42.51	$46.92
2013		859		$30.64	$42.51
2012		686		$26.39	$30.64
2011		549		$26.16	$26.39
2010		348		$23.30	$26.16
2009		188		$17.39	$23.30
2008		16		$29.72	$17.39

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2017		16		$44.13	$56.97
2016		16		$41.53	$44.13
2015		13		$39.62	$41.53
2014		5		$35.33	$39.62
2013		2		$26.70	$35.33
2012		1		$23.35	$26.70
2011	(b)	0	^	$25.00	$23.35

TIAA-CREF Large-Cap Value Fund Sub-Account
2017		6,901		$39.72	$44.37
2016		6,803		$33.75	$39.72
2015		6,726		$35.67	$33.75
2014		6,173		$32.93	$35.67
2013		5,326		$24.68	$32.93
2012		3,645		$20.77	$24.68
2011		2,371		$22.19	$20.77
2010		1,410		$18.92	$22.19
2009		541		$14.57	$18.92
2008		50		$24.41	$14.57

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2017		23		$43.79	$49.38
2016		27		$37.63	$43.79
2015		16		$39.41	$37.63
2014		13		$35.03	$39.41
2013		13		$26.67	$35.03
2012		5		$22.89	$26.67
2011	(b)	1		$25.00	$22.89

66	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2017		639	$35.44	$39.43
2016		563	$33.67	$35.44
2015		433	$33.84	$33.67
2014		379	$32.62	$33.84
2013		355	$29.92	$32.62
2012		326	$27.03	$29.92
2011		233	$26.50	$27.03
2010		107	$24.13	$26.50
2009		41	$20.90	$24.13
2008	(a)	1	$25.00	$20.90

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2017		986	$36.85	$41.24
2016		856	$34.95	$36.85
2015		904	$35.08	$34.95
2014		930	$33.80	$35.08
2013		841	$30.40	$33.80
2012		667	$27.19	$30.40
2011		396	$26.94	$27.19
2010		286	$24.27	$26.94
2009		111	$20.47	$24.27
2008		4	$26.90	$20.47

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2017		1,795	$36.79	$41.57
2016		1,809	$34.84	$36.79
2015		1,827	$34.95	$34.84
2014		1,818	$33.61	$34.95
2013		1,649	$29.71	$33.61
2012		1,243	$26.38	$29.71
2011		870	$26.39	$26.38
2010		524	$23.60	$26.39
2009		248	$19.56	$23.60
2008		26	$26.92	$19.56

TIAA Access ∎ Prospectus	67

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2017	4,238	$36.67	$42.07
2016	3,853	$34.64	$36.67
2015	3,700	$34.75	$34.64
2014	3,202	$33.39	$34.75
2013	2,535	$28.88	$33.39
2012	1,668	$25.38	$28.88
2011	991	$25.65	$25.38
2010	414	$22.78	$25.65
2009	143	$18.61	$22.78
2008	16	$26.83	$18.61

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2017	4,682	$36.64	$42.69
2016	4,134	$34.50	$36.64
2015	3,738	$34.63	$34.50
2014	3,231	$33.27	$34.63
2013	2,521	$28.09	$33.27
2012	1,765	$24.48	$28.09
2011	1,073	$24.99	$24.48
2010	517	$22.10	$24.99
2009	221	$17.76	$22.10
2008	6	$26.82	$17.76

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2017	4,368	$36.44	$43.12
2016	3,857	$34.20	$36.44
2015	3,439	$34.33	$34.20
2014	2,894	$33.03	$34.33
2013	2,276	$27.26	$33.03
2012	1,665	$23.57	$27.26
2011	1,010	$24.32	$23.57
2010	512	$21.36	$24.32
2009	170	$16.95	$21.36
2008	33	$26.85	$16.95

68	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2017		4,130	$36.82	$44.26
2016		3,625	$34.50	$36.82
2015		3,135	$34.68	$34.50
2014		2,706	$33.38	$34.68
2013		2,062	$26.96	$33.38
2012		1,385	$23.15	$26.96
2011		828	$24.14	$23.15
2010		349	$21.10	$24.14
2009		115	$16.53	$21.10
2008		10	$26.89	$16.53

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2017		4,293	$37.49	$45.74
2016		3,638	$35.05	$37.49
2015		3,145	$35.28	$35.05
2014		2,663	$33.97	$35.28
2013		2,104	$27.09	$33.97
2012		1,413	$23.23	$27.09
2011		799	$24.27	$23.23
2010		358	$21.19	$24.27
2009		110	$16.60	$21.19
2008		8	$26.95	$16.60

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2017		3,778	$36.34	$44.59
2016		3,271	$33.88	$36.34
2015		2,790	$34.10	$33.88
2014		2,300	$32.84	$34.10
2013		1,762	$26.21	$32.84
2012		1,137	$22.46	$26.21
2011		637	$23.48	$22.46
2010		227	$20.51	$23.48
2009		63	$16.07	$20.51
2008	(a)	1	$25.00	$16.07

TIAA Access ∎ Prospectus	69

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2017		3,751		$35.98	$44.30
2016		3,130		$33.54	$35.98
2015		2,516		$33.73	$33.54
2014		1,929		$32.49	$33.73
2013		1,368		$25.93	$32.49
2012		825		$22.23	$25.93
2011		417		$23.22	$22.23
2010		159		$20.30	$23.22
2009		49		$15.93	$20.30
2008	(a)	1		$25.00	$15.93

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2017		357		$36.10	$44.52
2016		94		$33.60	$36.10
2015		49		$33.81	$33.60
2014		25		$32.57	$33.81
2013		6		$25.99	$32.57
2012	(d)	0	^	$24.64	$25.99

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2017		98		$25.35	$31.30
2016	(g)	4		$21.35	$25.35

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2017		1,314		$45.11	$56.51
2016		1,307		$44.57	$45.11
2015		1,385		$45.19	$44.57
2014		1,353		$42.27	$45.19
2013		1,309		$31.13	$42.27
2012		1,042		$26.59	$31.13
2011		874		$28.27	$26.59
2010		612		$22.17	$28.27
2009		324		$15.21	$22.17
2008		18		$28.51	$15.21

70	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period	Accumulation units outstanding, end of period (000)	Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Mid-Cap Value Fund Sub-Account
2017	3,840	$45.01	$49.65
2016	4,493	$38.63	$45.01
2015	4,329	$41.12	$38.63
2014	3,905	$36.71	$41.12
2013	3,463	$27.90	$36.71
2012	2,709	$24.11	$27.90
2011	2,270	$24.83	$24.11
2010	1,522	$20.65	$24.83
2009	785	$15.14	$20.65
2008	99	$25.69	$15.14

TIAA-CREF Money Market Fund Sub-Account
2017	148	$25.25	$25.25
2016	140	$25.36	$25.25
2015	114	$25.55	$25.36
2014	110	$25.74	$25.55
2013	123	$25.93	$25.74
2012	132	$26.12	$25.93
2011	123	$26.30	$26.12
2010	82	$26.48	$26.30
2009	66	$26.55	$26.48
2008	48	$26.02	$26.55

TIAA-CREF Real Estate Securities Fund Sub-Account
2017	3,765	$32.33	$36.04
2016	3,481	$31.21	$32.33
2015	2,781	$30.06	$31.21
2014	2,450	$23.63	$30.06
2013	1,828	$23.41	$23.63
2012	1,439	$19.73	$23.41
2011	1,047	$18.59	$19.73
2010	704	$14.29	$18.59
2009	246	$11.55	$14.29
2008	24	$18.95	$11.55

TIAA Access ∎ Prospectus	71

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF S&P 500 Index Fund Sub-Account
2017		54		$44.37	$53.62
2016		37		$39.96	$44.37
2015		25		$39.72	$39.96
2014		20		$35.23	$39.72
2013		11		$26.84	$35.23
2012		7		$23.32	$26.84
2011	(b)	1		$25.00	$23.32

TIAA-CREF Short-Term Bond Fund Sub-Account
2017		24		$26.35	$26.65
2016		18		$26.01	$26.35
2015		19		$25.96	$26.01
2014		13		$25.89	$25.96
2013		3		$26.00	$25.89
2012		0	^	$25.25	$26.00
2011	(b)	0	^	$25.00	$25.25

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2017		2,028		$45.73	$52.12
2016		2,166		$37.90	$45.73
2015		2,200		$39.83	$37.90
2014		1,934		$38.17	$39.83
2013		1,867		$27.67	$38.17
2012		1,199		$23.91	$27.67
2011		1,029		$25.12	$23.91
2010		827		$19.97	$25.12
2009		384		$15.87	$19.97
2008		8		$24.06	$15.87

TIAA-CREF Small-Cap Equity Fund Sub-Account
2017		2,878		$45.85	$52.35
2016		2,578		$38.51	$45.85
2015		2,019		$38.74	$38.51
2014		1,754		$36.51	$38.74
2013		1,428		$26.27	$36.51
2012		1,196		$23.21	$26.27
2011		874		$24.33	$23.21
2010		472		$19.23	$24.33
2009		165		$15.26	$19.23
2008		13		$22.88	$15.26

72	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

TIAA-CREF Social Choice Equity Fund Sub-Account
2017		1,003		$43.54	$52.26
2016		975		$38.65	$43.54
2015		888		$39.89	$38.65
2014		878		$36.13	$39.89
2013		801		$27.10	$36.13
2012		501		$23.94	$27.10
2011		419		$24.13	$23.94
2010		289		$20.98	$24.13
2009		133		$15.97	$20.98
2008		10		$25.21	$15.97

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2017		32		$30.51	$39.70
2016		21		$30.43	$30.51
2015		13		$30.82	$30.43
2014		10		$31.80	$30.82
2013		6		$26.58	$31.80
2012	(e)	0	^	$23.68	$26.58

American Funds Washington Mutual Investors Fund (Class R-6) Sub-Account
2017		13		$41.88	$50.09
2016		9		$37.11	$41.88
2015		5		$37.36	$37.11
2014		4		$33.77	$37.36
2013		2		$25.72	$33.77
2012	(c)	0	^	$24.86	$25.72

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2017		81		$20.10	$27.25
2016		64		$18.07	$20.10
2015		43		$21.62	$18.07
2014		31		$22.16	$21.62
2013		22		$23.05	$22.16
2012		7		$19.49	$23.05
2011	(b)	1		$25.00	$19.49

TIAA Access ∎ Prospectus	73

Separate account condensed financial information

TIAA Access

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Dodge & Cox International Stock Fund Sub-Account
2017		49		$27.21	$33.47
2016		52		$25.32	$27.21
2015		62		$28.78	$25.32
2014		43		$28.97	$28.78
2013		19		$23.11	$28.97
2012		6		$19.24	$23.11
2011	(b)	0	^	$25.00	$19.24

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2017		16		$45.80	$62.65
2016		6		$44.86	$45.80
2015		3		$41.06	$44.86
2014		5		$38.05	$41.06
2013		8		$26.54	$38.05
2012		4		$22.75	$26.54
2011	(b)	0	^	$25.00	$22.75

Vanguard® Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2017	(h)	12		$19.87	$25.92
2016		11		$17.92	$19.87
2015		8		$21.33	$17.92
2014	(f)	5		$21.37	$21.33
2013		6		$22.66	$21.37
2012		5		$19.22	$22.66
2011	(b)	0	^	$25.00	$19.22

Vanguard® Explorer Fund (Admiral Shares) Sub-Account
2017	(i)	12		$38.83	$47.44
2016		12		$34.83	$38.83
2015		11		$36.68	$34.83
2014		17		$35.57	$36.68
2013		18		$24.82	$35.57
2012		7		$21.77	$24.82
2011	(b)	1		$25.00	$21.77

74	Prospectus ∎ TIAA Access

(continued)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2017	(i)	19		$27.68	$27.93
2016		18		$27.56	$27.68
2015		2		$27.35	$27.56
2014		2		$26.42	$27.35
2013		2		$27.46	$26.42
2012		3		$26.95	$27.46
2011	(b)	0	^	$25.00	$26.95

Vanguard® Selected Value Fund (Investor Shares) Sub-Account
2017		27		$42.97	$50.97
2016		26		$37.21	$42.97
2015		27		$38.98	$37.21
2014		28		$36.92	$38.98
2013		8		$26.19	$36.92
2012		0	^	$22.90	$26.19
2011	(b)	0		$25.00	$22.90

Vanguard® Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2017	(j)	68		$44.79	$49.71
2016		52		$36.21	$44.79
2015		40		$38.31	$36.21
2014		32		$34.96	$38.31
2013		30		$25.82	$34.96
2012		13		$21.95	$25.82
2011	(b)	1		$25.00	$21.95

Vanguard® Wellington Fund (Admiral Shares) Sub-Account
2017	(i)	89		$38.17	$43.50
2016		91		$34.64	$38.17
2015		73		$34.88	$34.64
2014		69		$32.00	$34.88
2013		71		$26.94	$32.00
2012		15		$24.11	$26.94
2011	(b)	0	^	$25.00	$24.11

TIAA Access ∎ Prospectus	75

Separate account condensed financial information TIAA Access	(concluded)

For the period ended December 31,

Period		Accumulation units outstanding, end of period (000)		Accumulation unit value, beginning of period	Accumulation unit value, end of period

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2017		48		$30.52	$32.41
2016		42		$29.34	$30.52
2015		18		$29.18	$29.34
2014		17		$27.30	$29.18
2013		15		$27.80	$27.30
2012		5		$25.83	$27.80
2011	(b)	0	^	$25.00	$25.83

^	Less than $1,000.
(a)	Sub-Account commenced operations May 1, 2008.
(b)	Sub-Account commenced operations May 1, 2011.
(c)	Sub-Account commenced operations July 19, 2012.
(d)	Sub-Account commenced operations August 10, 2012.
(e)	Sub-Account commenced operations August 31, 2012.
(f)	Effective October 24, 2014 all shares of the underlying mutual fund converted from the Signal shares class to the Admiral share class.
(g)	Sub-Account commenced operations January 22, 2016.
(h)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Admiral shares class to the Institutional share class.
(i)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Admiral share class.
(j)	Effective January 20, 2017 all shares of the underlying mutual fund converted from the Investor shares class to the Institutional share class.
(o)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017 all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.

76	Prospectus ∎ TIAA Access

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2018

This Statement of Additional Information is not a prospectus and should be read in connection with the current prospectus dated May 1, 2018 (the “Prospectus”), for the Individual and Group Variable Annuity contracts funded through TIAA Separate Account VA-3. The Prospectus is available without charge by writing Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206 or calling us toll-free at 877-518-9161. Terms used in the Prospectus are incorporated by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

Experts	B-3
Additional information	B-3
Management related service contracts	B-3
Financial statements	B-4

Variable annuity payments

You can partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Retirement Income Fund. The amount of variable annuity payments we pay will depend upon the number and value of your annuity units in the investment account. The number of annuity units is first determined on the day before the annuity payments begin. The amount of the annuity payments will change according to the income change method chosen.

Number of annuity units payable. When a contractowner or beneficiary starts receiving variable annuity payments, the number of annuity units payable from the investment account under an income change method will be determined by dividing the value of the account accumulation to be applied to provide the annuity payments by the product of the annuity unit value for that income change method, and a factor that represents the present value of an annuity that continues for as long as annuity payments would need to be paid under the annuity option chosen.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then current settlement mortality schedules for the separate account. Contractowners bear no mortality risk under their contracts after annuity payments begin—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments. The number of annuity units for the investment account and income change method remains fixed unless there is a transfer of annuity units or you change your income change method. The number of annuity units payable from the investment account and income change method under your contract will be reduced by the number of annuity units you transfer out of the investment account or income change method under your contract. The number of annuity units payable will be increased by any internal transfers you make to the investment account and income change method.

Calculating annuity unit values. The annuity unit value for the investment account is calculated separately for each income change method for each business day. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4% assumed investment return. We further adjust the annuity unit value to reflect the fact that annuity payment amounts are redetermined only once a month or once a year (depending on the income change method chosen). The purpose of the adjustment is to equitably apportion any account gains or losses among those contractowners who receive annuity income for the entire period between valuation dates and those who start or stop receiving annuity income between the two dates. In general, from period to period your payments will increase if the net performance of the investment account is greater than a 4% net annual rate of return and decrease if the net performance is less than a 4% net annual rate of return.

For participants under the annual income change method, the value of the annuity unit for payments remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the annuity unit for payments due on and after the next succeeding May 1 is equal to the annuity unit value determined as of the last valuation day in March.

For participants under the monthly income change method, the value of the annuity unit for payments changes on the payment valuation day of each month for the payment due on the first of the following month.

TIAA reserves the right to modify the specific dates that payments will change and the associated payment valuation date. We also can modify or stop offering the annual or monthly income change methods.

General matters

Assignment of contracts

Generally, neither you nor your beneficiaries can assign ownership of the contract to someone else.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the separate account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

B-2	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Benefits based on incorrect information

If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the separate account, appropriate adjustments will be made.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the separate account will have the right to make reduced payments or to withhold payments entirely until such proof is received.

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Meredith Kornreich, Senior Managing Director & General Counsel, Retail & Institutional Financial Services. Eversheds Sutherland (US) LLP has provided advice on certain matters relating to the federal securities laws.

Experts

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA Separate Account VA-3. PricewaterhouseCoopers LLP is also the independent registered public accounting firm of Teachers Insurance and Annuity Association of America.

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2017 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 100 East Pratt Street, Suite 1900, Baltimore, MD, 21202, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America statutory basis financial statements

The statutory basis financial statements as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Management related service contracts

We have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-3

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the separate account. JPMorgan Chase Bank, N.A.’s principal business address is 270 Park Avenue, New York, NY 10017.

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

B-4	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Board of Directors of Teachers Insurance and Annuity Association and Contractowners of TIAA Separate Account VA-3

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the table below (constituting TIAA Separate Account VA-3, hereafter collectively referred to as the “Sub-Accounts”) as of December 31, 2017, the related statements of operations and changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Bond Fund(1)	TIAA-CREF Short-Term Bond Fund(1)
TIAA-CREF Bond Index Fund(1)	TIAA-CREF Small-Cap Blend Index Fund(1)
TIAA-CREF Bond Plus Fund(1)	TIAA-CREF Small-Cap Equity Fund(1)
TIAA-CREF Emerging Markets Equity Fund(1)	TIAA-CREF Social Choice Equity Fund(1)
TIAA-CREF Emerging Markets Equity Index Fund(1)	American Beacon Bridgeway Large-Cap Growth Fund(3)
TIAA-CREF Equity Index Fund(1)	American Funds EuroPacific Growth Fund(1)
TIAA-CREF Growth and Income Fund(1)	American Funds Washington Mutual Investors Fund(1)
TIAA-CREF High Yield Fund(1)	Ariel Appreciation Fund(4)
TIAA-CREF Inflation Linked Bond Fund(1)	Champlain Mid-Cap Fund(5)
TIAA-CREF International Equity Fund(1)	Delaware Emerging Markets Fund(5)
TIAA-CREF International Equity Index Fund(1)	DFA Emerging Markets Portfolio Fund(1)
TIAA-CREF Large-Cap Growth Fund(1)	Dodge & Cox International Stock Fund(1)
TIAA-CREF Large-Cap Growth Index Fund(1)	JPMorgan Small-Cap Value Fund(5)
TIAA-CREF Large-Cap Value Fund(1)	Lazard International Equity Portfolio(5)
TIAA-CREF Large-Cap Value Index Fund(1)	Lord Abbett High Yield Fund(5)
TIAA-CREF Retirement Income Fund(1)	MFS Mid-Cap Value Fund(5)
TIAA-CREF Lifecycle 2010 Fund(1)	Nationwide Geneva Small-Cap Growth Fund(4)
TIAA-CREF Lifecycle 2015 Fund(1)	Parnassus Fund(5)
TIAA-CREF Lifecycle 2020 Fund(1)	T. Rowe Price Institutional Large-Cap Growth Fund(1)
TIAA-CREF Lifecycle 2025 Fund(1)	T. Rowe Price QM US Small-Cap Growth Equity Fund(5)
TIAA-CREF Lifecycle 2030 Fund(1)	Templeton Global Bond Fund(4)
TIAA-CREF Lifecycle 2035 Fund(1)	Vanguard 500 Index Fund(5)
TIAA-CREF Lifecycle 2040 Fund(1)	Vanguard Emerging Markets Stock Index Fund(1)
TIAA-CREF Lifecycle 2045 Fund(1)	Vanguard Equity-Income Fund(5)
TIAA-CREF Lifecycle 2050 Fund(1)	Vanguard Explorer Fund(1)
TIAA-CREF Lifecycle 2055 Fund(1)	Vanguard Extended Market Index Fund(5)
TIAA-CREF Lifecycle 2060 Fund(2)	Vanguard Intermediate-Term Treasury Fund(1)
TIAA-CREF Mid-Cap Growth Fund(1)	Vanguard Selected Value Fund(1)
TIAA-CREF Mid-Cap Value Fund(1)	Vanguard Small-Cap Value Index Fund(1)
TIAA-CREF Money Market Fund(1)	Vanguard Total Bond Market Index Fund(5)
TIAA-CREF Real Estate Securities Fund(1)	Vanguard Wellington Fund(1)
TIAA-CREF S&P 500 Index Fund(1)	Western Asset Core Plus Bond Fund(1)

(1)	Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)	Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for the year ended December 31, 2017 and the period January 22, 2016 (commencement of operations) through December 31, 2016.
(3)	Statement of operations and statement of changes in net assets for the period January 10, 2017 (commencement of operations) through December 31, 2017.
(4)	Statement of operations and statement of changes in net assets for the period January 9, 2017 (commencement of operations) through December 31, 2017.
(5)	Statement of operations and statement of changes in net assets for the period January 6, 2017 (commencement of operations) through December 31, 2017.

Basis for opinions

These financial statements are the responsibility of Teachers Insurance and Annuity Association management. Our responsibility is to express an opinion on the Sub-Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

B-6	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 20, 2018

We have served as the auditor of one or more of the sub-accounts of TIAA Separate Account VA-3 of Teachers Insurance and Annuity Association since 2007.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017

	TIAA-CREF Bond Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Bond Plus Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

ASSETS
Investments, at value	$23,211,191	$63,349,811	$86,827,876	$18,676,866	$14,560,913
Amounts due from TIAA	12,405	—	—	—	—
Total assets	$23,223,596	$63,349,811	$86,827,876	$18,676,866	$14,560,913

NET ASSETS
Accumulation fund	$23,223,596	$63,349,811	$86,827,876	$18,676,866	$14,560,913

Net assets	$23,223,596	$63,349,811	$86,827,876	$18,676,866	$14,560,913

Investments, at cost	$23,406,356	$63,734,794	$87,899,401	$17,374,503	$11,781,595
Shares held in corresponding Funds	2,233,993	5,854,881	8,308,888	1,485,829	1,213,409

UNIT VALUE
Level 1	$40.43	$30.12	$40.60	$27.96	$27.62
Level 2	39.68	29.72	39.86	27.59	27.25
Level 3	39.04	29.42	39.21	27.32	26.98
Level 4	37.78	28.84	37.95	26.78	26.45

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	TIAA-CREF Bond Fund Sub-Account	TIAA-CREF Bond Index Fund Sub-Account	TIAA-CREF Bond Plus Fund Sub-Account	TIAA-CREF Emerging Markets Equity Fund Sub-Account	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account

INVESTMENT INCOME
Dividends	$735,305	$1,479,811	$2,569,916	$136,517	$276,803

Expenses
Administrative expenses	169,638	38,367	497,153	6,830	8,305
Mortality and expense risk charges	12,596	30,771	41,311	4,397	5,546
Total expenses	182,234	69,138	538,464	11,227	13,851
Net investment income (loss)	553,071	1,410,673	2,031,452	125,290	262,952

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(185,414)	106,415	(298,692)	348,544	305,659
Capital gain distributions	12,877	21,636	47,269	590,385	—
Net realized gain (loss)	(172,537)	128,051	(251,423)	938,929	305,659
Net change in unrealized appreciation (depreciation) on investments	572,152	459,362	1,542,698	1,498,046	2,764,022
Net realized and unrealized gain (loss) on investments	399,615	587,413	1,291,275	2,436,975	3,069,681
Net increase (decrease) in net assets from operations	$952,686	$1,998,086	$3,322,727	$2,562,265	$3,332,633

B-8	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

ASSETS
Investments, at value	$231,149,535	$271,834,220	$89,545,775	$5,924,803	$402,870,620
Total assets	$231,149,535	$271,834,220	$89,545,775	$5,924,803	$402,870,620

NET ASSETS
Accumulation fund	$231,149,535	$271,834,220	$89,545,775	$5,924,803	$402,870,620

Net assets	$231,149,535	$271,834,220	$89,545,775	$5,924,803	$402,870,620

Investments, at cost	$185,384,407	$225,312,701	$88,227,363	$6,012,862	$321,207,729
Shares held in corresponding Funds	11,763,335	19,022,689	9,137,324	522,469	30,313,816

UNIT VALUE
Level 1	$57.92	$67.57	$51.84	$—	$34.54
Level 2	56.85	66.33	50.89	36.31	33.90
Level 3	55.93	65.25	50.06	35.72	33.35
Level 4	54.13	63.15	35.37	34.57	32.27

	TIAA-CREF Equity Index Fund Sub-Account	TIAA-CREF Growth & Income Fund Sub-Account	TIAA-CREF High-Yield Fund Sub-Account	TIAA-CREF Inflation-Linked Bond Fund Sub-Account	TIAA-CREF International Equity Fund Sub-Account

INVESTMENT INCOME
Dividends	$3,854,688	$2,803,171	$3,758,537	$118,746	$4,325,817

Expenses
Administrative expenses	430,567	836,662	70,287	41,143	1,807,898
Mortality and expense risk charges	103,478	125,538	36,145	3,019	167,769
Total expenses	534,045	962,200	106,432	44,162	1,975,667
Net investment income (loss)	3,320,643	1,840,971	3,652,105	74,584	2,350,150

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,468,216	8,516,942	(60,078)	(98,203)	3,254,802
Capital gain distributions	1,169,955	9,902,911	—	—	5,071,525
Net realized gain (loss)	9,638,171	18,419,853	(60,078)	(98,203)	8,326,327
Net change in unrealized appreciation (depreciation) on investments	26,144,810	32,608,630	78,584	81,602	79,716,779
Net realized and unrealized gain (loss) on investments	35,782,981	51,028,483	18,506	(16,601)	88,043,106
Net increase (decrease) in net assets from operations	$39,103,624	$52,869,454	$3,670,611	$57,983	$90,393,256

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

ASSETS
Investments, at value	$601,658,517	$106,384,581	$268,444,052	$528,834,754	$429,177,868
Total assets	$601,658,517	$106,384,581	$268,444,052	$528,834,754	$429,177,868

NET ASSETS
Accumulation fund	$601,658,517	$106,384,581	$268,444,052	$528,834,754	$429,177,868

Net assets	$601,658,517	$106,384,581	$268,444,052	$528,834,754	$429,177,868

Investments, at cost	$516,566,286	$86,875,601	$209,450,297	$465,032,066	$372,708,117
Shares held in corresponding Funds	29,829,376	5,362,126	9,311,275	27,774,935	21,896,830

UNIT VALUE
Level 1	$33.19	$71.50	$69.06	$47.47	$47.96
Level 2	32.58	70.18	67.79	46.60	47.08
Level 3	32.05	69.04	66.69	45.84	46.32
Level 4	32.91	66.82	56.97	44.37	49.38
Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	TIAA-CREF International Equity Index Fund Sub-Account	TIAA-CREF Large-Cap Growth Fund Sub-Account	TIAA-CREF Large-Cap Growth Index Fund Sub-Account	TIAA-CREF Large-Cap Value Fund Sub-Account	TIAA-CREF Large-Cap Value Index Fund Sub-Account

INVESTMENT INCOME
Dividends	$16,206,792	$491,544	$3,178,210	$7,288,229	$9,972,658

Expenses
Administrative expenses	371,254	568,601	131,335	2,261,758	271,111
Mortality and expense risk charges	251,944	43,835	107,417	247,120	208,413
Total expenses	623,198	612,436	238,752	2,508,878	479,524
Net investment income (loss)	15,583,594	(120,892)	2,939,458	4,779,351	9,493,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	1,806,925	2,270,321	5,411,267	10,776,072	16,175,207
Capital gain distributions	—	3,897,401	1,772,673	25,753,881	8,300,519
Net realized gain (loss)	1,806,925	6,167,722	7,183,940	36,529,953	24,475,726
Net change in unrealized appreciation (depreciation) on investments	91,594,204	18,691,313	44,688,301	15,183,158	18,862,553
Net realized and unrealized gain (loss) on investments	93,401,129	24,859,035	51,872,241	51,713,111	43,338,279
Net increase (decrease) in net assets from operations	$108,984,723	$24,738,143	$54,811,699	$56,492,462	$52,831,413

B-10	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

ASSETS
Investments, at value	$48,629,977	$99,841,651	$169,867,253	$362,236,289	$411,152,006
Total assets	$48,629,977	$99,841,651	$169,867,253	$362,236,289	$411,152,006

NET ASSETS
Accumulation fund	$42,990,101	$99,841,651	$169,867,253	$362,236,289	$411,152,006
Annuity fund	5,639,876	—	—	—	—

Net assets	$48,629,977	$99,841,651	$169,867,253	$362,236,289	$411,152,006

Investments, at cost	$46,282,638	$96,120,870	$171,476,318	$356,149,875	$394,357,084
Shares held in corresponding Funds	4,156,408	8,592,225	16,969,756	34,931,175	38,824,552

UNIT VALUE
Level 1	$41.90	$44.13	$44.49	$45.01	$45.68
Level 2	41.18	43.31	43.67	44.18	44.84
Level 3	40.59	42.61	42.96	43.47	44.11
Level 4	39.43	41.24	41.57	42.07	42.69

	TIAA-CREF Lifecycle Retirement Income Fund Sub-Account	TIAA-CREF Lifecycle 2010 Fund Sub-Account	TIAA-CREF Lifecycle 2015 Fund Sub-Account	TIAA-CREF Lifecycle 2020 Fund Sub-Account	TIAA-CREF Lifecycle 2025 Fund Sub-Account

INVESTMENT INCOME
Dividends	$1,320,049	$2,649,668	$4,657,674	$9,873,297	$11,123,757

Expenses
Administrative expenses	195,324	314,424	582,858	1,296,956	1,440,243
Mortality and expense risk charges	22,221	44,408	79,831	163,542	180,278
Total expenses	217,545	358,832	662,689	1,460,498	1,620,521
Net investment income (loss)	1,102,504	2,290,836	3,994,985	8,412,799	9,503,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	519,663	921,486	(157,072)	2,050,298	2,488,391
Capital gain distributions	388,344	1,870,865	5,209,838	10,452,688	11,456,824
Net realized gain (loss)	908,007	2,792,351	5,052,766	12,502,986	13,945,215
Net change in unrealized appreciation (depreciation) on investments	2,799,297	5,178,529	10,945,506	24,695,610	32,302,178
Net realized and unrealized gain (loss) on investments	3,707,304	7,970,880	15,998,272	37,198,596	46,247,393
Net increase (decrease) in net assets from operations	$4,809,808	$10,261,716	$19,993,257	$45,611,395	$55,750,629

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

ASSETS
Investments, at value	$408,156,621	$420,608,585	$519,089,430	$313,709,556	$276,061,830
Total assets	$408,156,621	$420,608,585	$519,089,430	$313,709,556	$276,061,830

NET ASSETS
Accumulation fund	$408,156,621	$420,608,585	$519,089,430	$313,709,556	$276,061,830

Net assets	$408,156,621	$420,608,585	$519,089,430	$313,709,556	$276,061,830

Investments, at cost	$384,681,815	$389,947,756	$474,852,754	$264,943,175	$234,178,540
Shares held in corresponding Funds	38,252,729	38,765,768	47,319,000	24,799,174	21,702,974

UNIT VALUE
Level 1	$46.14	$47.36	$48.94	$47.39	$47.08
Level 2	45.29	46.49	48.04	46.58	46.27
Level 3	44.55	45.73	47.26	45.91	45.61
Level 4	43.12	44.26	45.74	44.59	44.30

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	TIAA-CREF Lifecycle 2030 Fund Sub-Account	TIAA-CREF Lifecycle 2035 Fund Sub-Account	TIAA-CREF Lifecycle 2040 Fund Sub-Account	TIAA-CREF Lifecycle 2045 Fund Sub-Account	TIAA-CREF Lifecycle 2050 Fund Sub-Account

INVESTMENT INCOME
Dividends	$11,077,053	$11,366,369	$13,940,462	$8,723,286	$7,601,980

Expenses
Administrative expenses	1,336,593	1,311,480	1,407,147	1,147,967	1,094,958
Mortality and expense risk charges	176,247	181,539	221,563	130,678	113,180
Total expenses	1,512,840	1,493,019	1,628,710	1,278,645	1,208,138
Net investment income (loss)	9,564,213	9,873,350	12,311,752	7,444,641	6,393,842

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,100,385	3,205,693	2,959,497	2,827,460	2,008,211
Capital gain distributions	12,158,803	13,480,234	18,459,901	2,507,685	2,222,589
Net realized gain (loss)	15,259,188	16,685,927	21,419,398	5,335,145	4,230,800
Net change in unrealized appreciation (depreciation) on investments	35,245,606	41,032,676	55,477,176	40,957,753	36,575,235
Net realized and unrealized gain (loss) on investments	50,504,794	57,718,603	76,896,574	46,292,898	40,806,035
Net increase (decrease) in net assets from operations	$60,069,007	$67,591,953	$89,208,326	$53,737,539	$47,199,877

B-12	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account

ASSETS
Investments, at value	$36,082,935	$5,546,399	$186,493,897	$494,626,536	$20,428,909
Total assets	$36,082,935	$5,546,399	$186,493,897	$494,626,536	$20,428,909

NET ASSETS
Accumulation fund	$36,082,935	$5,546,399	$186,493,897	$494,626,536	$20,428,909

Net assets	$36,082,935	$5,546,399	$186,493,897	$494,626,536	$20,428,909

Investments, at cost	$32,819,805	$5,325,230	$180,430,875	$450,794,900	$20,428,909
Shares held in corresponding Funds	2,502,284	470,432	8,277,581	21,092,816	20,428,909

UNIT VALUE
Level 1	$46.19	$31.85	$60.46	$53.12	$27.02
Level 2	45.67	31.68	59.35	52.15	26.52
Level 3	45.28	31.55	58.39	51.30	26.09
Level 4	44.52	31.30	56.51	49.65	25.25

	TIAA-CREF Lifecycle 2055 Fund Sub-Account	TIAA-CREF Lifecycle 2060 Fund Sub-Account	TIAA-CREF Mid-Cap Growth Fund Sub-Account	TIAA-CREF Mid-Cap Value Fund Sub-Account	TIAA-CREF Money Market Fund Sub-Account

INVESTMENT INCOME
Dividends	$903,428	$114,159	$949,209	$7,783,814	$146,096

Expenses
Administrative expenses	70,640	10,384	550,811	1,641,897	36,043
Mortality and expense risk charges	10,518	1,051	84,072	256,865	9,570
Total expenses	81,158	11,435	634,883	1,898,762	45,613
Net investment income (loss)	822,270	102,724	314,326	5,885,052	100,483

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	81,470	82,813	619,350	34,638,703	—
Capital gain distributions	260,387	20,950	16,124,004	32,716,718	—
Net realized gain (loss)	341,857	103,763	16,743,354	67,355,421	—
Net change in unrealized appreciation (depreciation) on investments	3,208,460	221,700	21,050,777	(21,065,997)	—
Net realized and unrealized gain (loss) on investments	3,550,317	325,463	37,794,131	46,289,424	—
Net increase (decrease) in net assets from operations	$4,372,587	$428,187	$38,108,457	$52,174,476	$100,483

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017

	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Small-Cap Equity Fund Sub-Account

ASSETS
Investments, at value	$241,076,892	$389,792,167	$35,176,999	$387,009,607	$309,372,062
Total assets	$241,076,892	$389,792,167	$35,176,999	$387,009,607	$309,372,062

NET ASSETS
Accumulation fund	$241,076,892	$389,792,167	$35,176,999	$387,009,607	$309,372,062

Net assets	$241,076,892	$389,792,167	$35,176,999	$387,009,607	$309,372,062

Investments, at cost	$228,348,751	$313,286,286	$35,306,372	$323,976,907	$280,975,398
Shares held in corresponding Funds	15,503,337	13,164,207	3,411,930	18,186,542	16,197,490

UNIT VALUE
Level 1	$38.56	$57.51	$33.35	$55.77	$56.01
Level 2	37.85	56.46	32.73	54.75	54.98
Level 3	37.24	55.54	32.20	53.86	54.09
Level 4	36.04	53.62	26.65	52.12	52.35

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	TIAA-CREF Real Estate Securities Fund Sub-Account	TIAA-CREF S&P 500 Index Fund Sub-Account	TIAA-CREF Short-Term Bond Fund Sub-Account	TIAA-CREF Small-Cap Blend Index Fund Sub-Account	TIAA-CREF Small-Cap Equity Fund Sub-Account

INVESTMENT INCOME
Dividends	$3,363,330	$6,815,005	$604,685	$5,393,110	$2,351,771

Expenses
Administrative expenses	973,904	204,285	38,503	910,309	1,066,080
Mortality and expense risk charges	107,671	155,661	16,661	180,979	141,677
Total expenses	1,081,575	359,946	55,164	1,091,288	1,207,757
Net investment income (loss)	2,281,755	6,455,059	549,521	4,301,822	1,144,014

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,164,780	3,933,059	(29,456)	13,866,019	7,910,549
Capital gain distributions	13,873,668	1,344,790	19,112	16,402,899	28,575,114
Net realized gain (loss)	16,038,448	5,277,849	(10,344)	30,268,918	36,485,663
Net change in unrealized appreciation (depreciation) on investments	5,464,513	49,635,774	14,404	15,041,094	1,406,681
Net realized and unrealized gain (loss) on investments	21,502,961	54,913,623	4,060	45,310,012	37,892,344
Net increase (decrease) in net assets from operations	$23,784,716	$61,368,682	$553,581	$49,611,834	$39,036,358

B-14	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Social Choice Equity Fund Sub-Account	American Beacon Bridgeway Large-Cap Growth Fund (Institutional Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors (Class R-6) Sub-Account	Ariel Appreciation Fund (Institutional Class) Sub-Account

ASSETS
Investments, at value	$109,343,637	$2,403,099	$305,993,017	$109,500,722	$1,207,463
Total assets	$109,343,637	$2,403,099	$305,993,017	$109,500,722	$1,207,463

NET ASSETS
Accumulation fund	$109,343,637	$2,403,099	$305,993,017	$109,500,722	$1,207,463

Net assets	$109,343,637	$2,403,099	$305,993,017	$109,500,722	$1,207,463

Investments, at cost	$94,880,972	$3,088,409	$262,485,388	$96,827,456	$1,224,241
Shares held in corresponding Funds	5,700,920	80,425	5,450,535	2,397,651	25,192

UNIT VALUE
Level 1	$55.92	$32.34	$42.73	$56.09	$29.04
Level 2	54.89	—	41.94	55.05	—
Level 3	54.00	—	41.26	54.16	—
Level 4	52.26	—	39.70	50.09	—

	TIAA-CREF Social Choice Equity Fund Sub-Account	American Beacon Bridgeway Large-Cap Growth Fund (Institutional Class) Sub-Account*	American Funds EuroPacific Growth Fund (Class R-6) Sub-Account	American Funds Washington Mutual Investors (Class R-6) Sub-Account	Ariel Appreciation Fund (Institutional Class) Sub-Account^

INVESTMENT INCOME
Dividends	$1,620,423	$11,656	$3,392,736	$2,262,035	$13,703

Expenses
Administrative expenses	374,700	496	135,312	55,520	180
Mortality and expense risk charges	38,325	496	124,277	51,237	180
Total expenses	413,025	992	259,589	106,757	360
Net investment income (loss)	1,207,398	10,664	3,133,147	2,155,278	13,343

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,822,827	91,847	2,176,670	1,916,210	(5,767)
Capital gain distributions	2,390,446	760,581	10,663,156	5,915,711	48,219
Net realized gain (loss)	5,213,273	852,428	12,839,826	7,831,921	42,452
Net change in unrealized appreciation (depreciation) on investments	8,074,150	(685,310)	48,437,674	9,208,312	(16,778)
Net realized and unrealized gain (loss) on investments	13,287,423	167,118	61,277,500	17,040,233	25,674
Net increase (decrease) in net assets from operations	$14,494,821	$177,782	$64,410,647	$19,195,511	$39,017

*	For the period January 10, 2017 (commencement of operations) to December 31, 2017.
^	For the period January 9, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017

	Champlain Mid-Cap Fund (Institutional Class) Sub-Account	Delaware Emerging Markets Fund (Class R-6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account	JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account

ASSETS
Investments, at value	$5,282,779	$23,110,163	$116,137,433	$62,728,890	$5,171,112
Total assets	$5,282,779	$23,110,163	$116,137,433	$62,728,890	$5,171,112

NET ASSETS
Accumulation fund	$5,282,779	$23,110,163	$116,137,433	$62,728,890	$5,171,112

Net assets	$5,282,779	$23,110,163	$116,137,433	$62,728,890	$5,171,112

Investments, at cost	$4,996,272	$20,749,773	$94,934,528	$57,761,054	$5,237,961
Shares held in corresponding Funds	303,957	1,139,554	3,811,534	1,354,251	168,715

UNIT VALUE
Level 1	$30.41	$36.20	$28.45	$34.95	$26.88
Level 2	—	—	28.07	34.49	—
Level 3	—	—	27.80	34.15	—
Level 4	—	—	27.25	33.47	—

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	Champlain Mid-Cap Fund (Institutional Class) Sub-Account†	Delaware Emerging Markets Fund (Class R-6) Sub-Account†	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund Sub-Account	JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account†

INVESTMENT INCOME
Dividends	$7,644	$433,902	$1,941,978	$1,186,413	$44,707

Expenses
Administrative expenses	2,015	6,335	63,398	40,797	1,895
Mortality and expense risk charges	2,015	6,335	45,878	25,799	1,895
Total expenses	4,030	12,670	109,276	66,596	3,790
Net investment income (loss)	3,614	421,232	1,832,702	1,119,817	40,917

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	87,859	378,546	321,098	(309,698)	(10,592)
Capital gain distributions	241,915	—	—	—	273,900
Net realized gain (loss)	329,774	378,546	321,098	(309,698)	263,308
Net change in unrealized appreciation (depreciation) on investments	286,507	2,360,390	24,496,429	9,483,495	(66,849)
Net realized and unrealized gain (loss) on investments	616,281	2,738,936	24,817,527	9,173,797	196,459
Net increase (decrease) in net assets from operations	$619,895	$3,160,168	$26,650,229	$10,293,614	$237,376

†	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

B-16	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Lazard International Equity Fund (Class R-6) Sub-Account	Lord Abbett High Yield Fund (Class R-6) Sub-Account	MFS Mid-Cap Value Fund (Class R-6) Sub-Account	Nationwide Geneva Small-Cap Growth Fund (Institutional Class) Sub-Account	Parnassus Fund (Institutional Class) Sub-Account

ASSETS
Investments, at value	$19,871,855	$13,828,960	$9,708,742	$914,351	$1,023,737
Amounts due from TIAA	—	2,126	—	—	—
Total assets	$19,871,855	$13,831,086	$9,708,742	$914,351	$1,023,737

NET ASSETS
Accumulation fund	$19,871,855	$13,831,086	$9,708,742	$914,351	$1,023,737

Net assets	$19,871,855	$13,831,086	$9,708,742	$914,351	$1,023,737

Investments, at cost	$18,189,714	$13,764,447	$9,277,584	$915,929	$1,032,703
Shares held in corresponding Funds	1,014,388	1,786,687	407,759	16,360	21,217

UNIT VALUE
Level 1	$31.39	$27.68	$28.99	$31.04	$30.09
Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Level 4	—	—	—	—	—

	Lazard International Equity Fund (Class R-6) Sub-Account†	Lord Abbett High Yield Fund (Class R-6) Sub-Account†	MFS Mid-Cap Value Fund (Class R-6) Sub-Account†	Nationwide Geneva Small-Cap Growth Fund (Institutional Class) Sub-Account^	Parnassus Fund (Institutional Class) Sub-Account†

INVESTMENT INCOME
Dividends	$263,121	$466,843	$74,350	$—	$10,917

Expenses
Administrative expenses	5,865	3,936	2,898	198	213
Mortality and expense risk charges	5,865	3,936	2,898	198	213
Total expenses	11,730	7,872	5,796	396	426
Net investment income (loss)	251,391	458,971	68,554	(396)	10,491

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	374,473	17,691	17,127	21,463	5,760
Capital gain distributions	—	—	264,862	37,253	59,642
Net realized gain (loss)	374,473	17,691	281,989	58,716	65,402
Net change in unrealized appreciation (depreciation) on investments	1,682,141	64,513	431,158	(1,578)	(8,966)
Net realized and unrealized gain (loss) on investments	2,056,614	82,204	713,147	57,138	56,436
Net increase (decrease) in net assets from operations	$2,308,005	$541,175	$781,701	$56,742	$66,927

†	For the period January 6, 2017 (commencement of operations) to December 31, 2017.
^	For the period January 9, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (Investor Shares) Sub-Account	Templeton Global Bond Fund (Class R-6) Sub-Account	Vanguard 500 Index Fund (Admiral Shares) Sub-Account	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account

ASSETS
Investments, at value	$142,024,894	$12,588,772	$6,341,276	$66,216,454	$26,339,264
Total assets	$142,024,894	$12,588,772	$6,341,276	$66,216,454	$26,339,264

NET ASSETS
Accumulation fund	$142,024,894	$12,588,772	$6,341,276	$66,216,454	$26,339,264

Net assets	$142,024,894	$12,588,772	$6,341,276	$66,216,454	$26,339,264

Investments, at cost	$125,631,583	$11,258,253	$6,542,990	$59,420,049	$22,565,397
Shares held in corresponding Funds	3,847,870	360,813	535,129	268,278	907,312

UNIT VALUE
Level 1	$78.92	$30.95	$26.78	$31.12	$27.07
Level 2	77.47	—	—	—	26.71
Level 3	76.21	—	—	—	26.45
Level 4	62.65	—	—	—	25.92

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (Investor Shares) Sub-Account†	Templeton Global Bond Fund (Class R-6) Sub-Account^	Vanguard 500 Index Fund (Admiral Shares) Sub-Account†	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME
Dividends	$316,209	$—	$148,626	$902,687	$533,358

Expenses
Administrative expenses	63,665	3,528	1,792	20,111	13,258
Mortality and expense risk charges	50,068	3,528	1,792	20,111	9,636
Total expenses	113,733	7,056	3,584	40,222	22,894
Net investment income (loss)	202,476	(7,056)	145,042	862,465	510,464

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,234,403	50,103	29,964	54,093	210,829
Capital gain distributions	11,699,745	12,524	—	—	—
Net realized gain (loss)	14,934,148	62,627	29,964	54,093	210,829
Net change in unrealized appreciation (depreciation) on investments	14,997,019	1,330,519	(201,714)	6,796,405	4,253,596
Net realized and unrealized gain (loss) on investments	29,931,167	1,393,146	(171,750)	6,850,498	4,464,425
Net increase (decrease) in net assets from operations	$30,133,643	$1,386,090	$(26,708)	$7,712,963	$4,974,889

†	For the period January 6, 2017 (commencement of operations) to December 31, 2017.
^	For the period January 9, 2017 (commencement of operations) to December 31, 2017.

B-18	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Equity- Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Admiral Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account

ASSETS
Investments, at value	$51,002,107	$16,896,272	$35,271,059	$10,194,866	$186,666,785
Amounts due from TIAA	—	—	—	551	—
Total assets	$51,002,107	$16,896,272	$35,271,059	$10,195,417	$186,666,785

NET ASSETS
Accumulation fund	$51,002,107	$16,896,272	$35,271,059	$10,195,417	$186,666,785

Net assets	$51,002,107	$16,896,272	$35,271,059	$10,195,417	$186,666,785

Investments, at cost	$46,876,611	$16,546,520	$32,169,281	$10,468,723	$173,742,931
Shares held in corresponding Funds	654,293	191,113	416,129	920,945	5,969,517

UNIT VALUE
Level 1	$30.44	$49.54	$30.24	$29.16	$53.23
Level 2	—	48.88	—	28.78	52.52
Level 3	—	48.40	—	28.49	52.00
Level 4	—	47.44	—	27.93	50.97

	Vanguard Equity- Income Fund (Admiral Shares) Sub-Account†	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Admiral Shares) Sub-Account†	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account

INVESTMENT INCOME
Dividends	$999,095	$73,443	$340,393	$177,271	$2,260,651

Expenses
Administrative expenses	16,129	12,507	10,390	9,196	92,829
Mortality and expense risk charges	16,129	7,471	10,390	4,832	81,508
Total expenses	32,258	19,978	20,780	14,028	174,337
Net investment income (loss)	966,837	53,465	319,613	163,243	2,086,314

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	72,538	89,818	87,205	(109,945)	2,745,697
Capital gain distributions	595,647	1,701,295	—	—	14,347,175
Net realized gain (loss)	668,185	1,791,113	87,205	(109,945)	17,092,872
Net change in unrealized appreciation (depreciation) on investments	4,125,496	1,238,786	3,101,778	77,268	9,920,172
Net realized and unrealized gain (loss) on investments	4,793,681	3,029,899	3,188,983	(32,677)	27,013,044
Net increase (decrease) in net assets from operations	$5,760,518	$3,083,364	$3,508,596	$130,566	$29,099,358

†	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA Separate Account VA-3 ∎ December 31, 2017	concluded

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

ASSETS
Investments, at value	$270,550,939	$18,011,012	$297,929,219	$177,196,660
Amounts due from TIAA	—	1,248	—	—
Total assets	$270,550,939	$18,012,260	$297,929,219	$177,196,660

NET ASSETS
Accumulation fund	$270,550,939	$18,012,260	$297,929,219	$177,196,660

Net assets	$270,550,939	$18,012,260	$297,929,219	$177,196,660

Investments, at cost	$228,415,464	$17,979,778	$280,876,904	$174,593,606
Shares held in corresponding Funds	8,489,204	1,675,443	4,104,839	14,978,585

UNIT VALUE
Level 1	$51.91	$25.98	$45.42	$45.24
Level 2	51.22	—	44.82	44.40
Level 3	50.71	—	44.37	43.68
Level 4	49.71	—	43.50	32.41

Statements of operations

TIAA Separate Account VA-3  ∎  For the year ended December 31, 2017

	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account	Vanguard Total Bond Market Index Fund (Admiral Shares) Sub-Account†	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

INVESTMENT INCOME
Dividends	$4,384,897	$282,705	$6,376,861	$4,468,181

Expenses
Administrative expenses	137,162	5,546	156,912	112,459
Mortality and expense risk charges	106,874	5,546	118,096	72,018
Total expenses	244,036	11,092	275,008	184,477
Net investment income (loss)	4,140,861	271,613	6,101,853	4,283,704

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	379,713	18,137	148,552	90,961
Capital gain distributions	—	7,958	11,396,126	234,968
Net realized gain (loss)	379,713	26,095	11,544,678	325,929
Net change in unrealized appreciation (depreciation) on investments	21,247,942	31,234	15,275,333	4,412,288
Net realized and unrealized gain (loss) on investments	21,627,655	57,329	26,820,011	4,738,217
Net increase (decrease) in net assets from operations	$25,768,516	$328,942	$32,921,864	$9,021,921

†	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

B-20	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Bond Fund Sub-Account		TIAA-CREF Bond Index Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$553,071	$479,648	$1,410,673	$1,317,226
Net realized gain (loss)	(172,537)	200,344	128,051	183,662
Net change in unrealized appreciation (depreciation) on investments	572,152	(70,125)	459,362	(241,640)
Net increase (decrease) in net assets from operations	952,686	609,867	1,998,086	1,259,248

FROM CONTRACTOWNER TRANSACTIONS
Premiums	2,784,993	8,471,941	13,599,920	16,555,565
Net contractowner transfers	(511,704)	1,048,097	(1,570,660)	(2,670,281)
Withdrawals and death benefits	(6,505,097)	(4,322,940)	(9,443,076)	(10,913,415)
Net increase (decrease) in net assets resulting from contractowner transactions	(4,231,808)	5,197,098	2,586,184	2,971,869
Net increase (decrease) in net assets	(3,279,122)	5,806,965	4,584,270	4,231,117

NET ASSETS
Beginning of period	26,502,718	20,695,753	58,765,541	54,534,424
End of period	$23,223,596	$26,502,718	$63,349,811	$58,765,541

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	725,938	586,307	2,017,682	1,914,773
Units purchased	74,665	230,780	457,602	561,586
Units sold/transferred	(187,817)	(91,149)	(369,779)	(458,677)
End of period	612,786	725,938	2,105,505	2,017,682

	TIAA-CREF Bond Plus Fund Sub-Account		TIAA-CREF Emerging Markets Equity Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$2,031,452	$1,681,570	$125,290	$20,685
Net realized gain (loss)	(251,423)	746,453	938,929	(130,640)
Net change in unrealized appreciation (depreciation) on investments	1,542,698	(267,143)	1,498,046	223,094
Net increase (decrease) in net assets from operations	3,322,727	2,160,880	2,562,265	113,139

FROM CONTRACTOWNER TRANSACTIONS
Premiums	23,352,295	29,393,510	8,250,674	633,307
Net contractowner transfers	895,517	2,295,548	7,809,723	(3,490)
Withdrawals and death benefits	(19,748,128)	(13,476,806)	(2,646,348)	(313,202)
Net increase (decrease) in net assets resulting from contractowner transactions	4,499,684	18,212,252	13,414,049	316,615
Net increase (decrease) in net assets	7,822,411	20,373,132	15,976,314	429,754

NET ASSETS
Beginning of period	79,005,465	58,632,333	2,700,552	2,270,798
End of period	$86,827,876	$79,005,465	$18,676,866	$2,700,552

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,148,080	1,659,502	140,792	125,228
Units purchased	616,807	799,606	328,974	33,722
Units sold/transferred	(501,881)	(311,028)	199,248	(18,158)
End of period	2,263,006	2,148,080	669,014	140,792

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Emerging Markets Equity Index Fund Sub-Account		TIAA-CREF Equity Index Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$262,952	$134,132	$3,320,643	$2,859,502
Net realized gain (loss)	305,659	(361,968)	9,638,171	3,268,027
Net change in unrealized appreciation (depreciation) on investments	2,764,022	967,309	26,144,810	9,694,787
Net increase (decrease) in net assets from operations	3,332,633	739,473	39,103,624	15,822,316

FROM CONTRACTOWNER TRANSACTIONS
Premiums	4,938,153	2,983,142	53,899,167	66,446,794
Net contractowner transfers	521,875	736,900	(4,092,389)	16,393,128
Withdrawals and death benefits	(2,287,635)	(1,544,111)	(30,066,496)	(18,927,315)
Net increase (decrease) in net assets resulting from contractowner transactions	3,172,393	2,175,931	19,740,282	63,912,607
Net increase (decrease) in net assets	6,505,026	2,915,404	58,843,906	79,734,923

NET ASSETS
Beginning of period	8,055,887	5,140,483	172,305,629	92,570,706
End of period	$14,560,913	$8,055,887	$231,149,535	$172,305,629

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	401,117	284,062	3,656,890	2,219,951
Units purchased	202,882	151,659	1,048,622	1,538,120
Units sold/transferred	(75,876)	(34,604)	(648,544)	(101,181)
End of period	528,123	401,117	4,056,968	3,656,890

	TIAA-CREF Growth & Income Fund Sub-Account		TIAA-CREF High-Yield Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$1,840,971	$2,248,192	$3,652,105	$1,749,478
Net realized gain (loss)	18,419,853	9,189,448	(60,078)	(324,774)
Net change in unrealized appreciation (depreciation) on investments	32,608,630	5,689,684	78,584	3,068,741
Net increase (decrease) in net assets from operations	52,869,454	17,127,324	3,670,611	4,493,445

FROM CONTRACTOWNER TRANSACTIONS
Premiums	50,292,978	38,331,872	35,326,974	26,107,939
Net contractowner transfers	(13,760,648)	(7,970,820)	7,044,865	10,567,386
Withdrawals and death benefits	(41,268,316)	(38,038,398)	(7,901,313)	(4,070,863)
Net increase (decrease) in net assets resulting from contractowner transactions	(4,735,986)	(7,677,346)	34,470,526	32,604,462
Net increase (decrease) in net assets	48,133,468	9,449,978	38,141,137	37,097,907

NET ASSETS
Beginning of period	223,700,752	214,250,774	51,404,638	14,306,731
End of period	$271,834,220	$223,700,752	$89,545,775	$51,404,638

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,210,303	4,355,414	1,059,781	345,055
Units purchased	852,134	778,787	701,907	575,318
Units sold/transferred	(918,069)	(923,898)	(18,621)	139,408
End of period	4,144,368	4,210,303	1,743,067	1,059,781

B-22	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Inflation-Linked Bond Fund Sub-Account		TIAA-CREF International Equity Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$74,584	$43,901	$2,350,150	$2,427,074
Net realized gain (loss)	(98,203)	(103,192)	8,326,327	5,392,957
Net change in unrealized appreciation (depreciation) on investments	81,602	237,837	79,716,779	(7,799,298)
Net increase (decrease) in net assets from operations	57,983	178,546	90,393,256	20,733

FROM CONTRACTOWNER TRANSACTIONS
Premiums	1,325,044	954,132	98,116,721	57,307,448
Net contractowner transfers	66,337	(196,152)	6,693,348	(8,241,148)
Withdrawals and death benefits	(1,272,971)	(1,231,777)	(52,789,610)	(53,034,183)
Net increase (decrease) in net assets resulting from contractowner transactions	118,410	(473,797)	52,020,459	(3,967,883)
Net increase (decrease) in net assets	176,393	(295,251)	142,413,715	(3,947,150)

NET ASSETS
Beginning of period	5,748,410	6,043,661	260,456,905	264,404,055
End of period	$5,924,803	$5,748,410	$402,870,620	$260,456,905

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	167,578	181,258	10,471,688	10,600,179
Units purchased	48,306	27,761	3,364,771	2,332,415
Units sold/transferred	(44,838)	(41,441)	(1,546,671)	(2,460,906)
End of period	171,046	167,578	12,289,788	10,471,688

	TIAA-CREF International Equity Index Fund Sub-Account		TIAA-CREF Large-Cap Growth Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$15,583,594	$10,435,897	$(120,892)	$(53,699)
Net realized gain (loss)	1,806,925	1,340,526	6,167,722	3,608,205
Net change in unrealized appreciation (depreciation) on investments	91,594,204	(6,812,197)	18,691,313	(4,335,395)
Net increase (decrease) in net assets from operations	108,984,723	4,964,226	24,738,143	(780,889)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	155,596,526	117,299,878	26,810,133	24,670,223
Net contractowner transfers	15,272,202	11,286,451	6,121,553	(1,985,745)
Withdrawals and death benefits	(60,315,298)	(41,337,426)	(20,411,085)	(19,554,212)
Net increase (decrease) in net assets resulting from contractowner transactions	110,553,430	87,248,903	12,520,601	3,130,266
Net increase (decrease) in net assets	219,538,153	92,213,129	37,258,744	2,349,377

NET ASSETS
Beginning of period	382,120,364	289,907,235	69,125,837	66,776,460
End of period	$601,658,517	$382,120,364	$106,384,581	$69,125,837

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	14,442,167	11,078,726	1,374,239	1,308,164
Units purchased	5,147,090	4,562,422	454,255	499,498
Units sold/transferred	(1,422,722)	(1,198,981)	(245,383)	(433,423)
End of period	18,166,535	14,442,167	1,583,111	1,374,239

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Large-Cap Growth Index Fund Sub-Account		TIAA-CREF Large-Cap Value Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$2,939,458	$1,676,286	$4,779,351	$5,890,667
Net realized gain (loss)	7,183,940	4,222,208	36,529,953	21,081,835
Net change in unrealized appreciation (depreciation) on investments	44,688,301	1,913,558	15,183,158	43,465,929
Net increase (decrease) in net assets from operations	54,811,699	7,812,052	56,492,462	70,438,431

FROM CONTRACTOWNER TRANSACTIONS
Premiums	96,330,077	51,649,344	103,300,710	77,365,682
Net contractowner transfers	12,154,874	2,145,863	(10,643,166)	(12,448,229)
Withdrawals and death benefits	(36,916,443)	(25,913,486)	(81,337,589)	(71,597,403)
Net increase (decrease) in net assets resulting from contractowner transactions	71,568,508	27,881,721	11,319,955	(6,679,950)
Net increase (decrease) in net assets	126,380,207	35,693,773	67,812,417	63,758,481

NET ASSETS
Beginning of period	142,063,845	106,370,072	461,022,337	397,263,856
End of period	$268,444,052	$142,063,845	$528,834,754	$461,022,337

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,678,125	2,143,928	11,345,419	11,521,958
Units purchased	1,575,050	1,022,962	2,427,178	2,156,234
Units sold/transferred	(360,055)	(488,765)	(2,150,143)	(2,332,773)
End of period	3,893,120	2,678,125	11,622,454	11,345,419

	TIAA-CREF Large-Cap Value Index Fund Sub-Account		TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$9,493,134	$7,854,970	$1,102,504	$616,977
Net realized gain (loss)	24,475,726	4,883,271	908,007	604,695
Net change in unrealized appreciation (depreciation) on investments	18,862,553	40,399,786	2,799,297	468,971
Net increase (decrease) in net assets from operations	52,831,413	53,138,027	4,809,808	1,690,643

FROM CONTRACTOWNER TRANSACTIONS
Premiums	80,193,411	132,452,609	14,183,058	13,023,458
Net contractowner transfers	(42,422,831)	20,825,839	1,502,081	875,035
Annuity payments	—	—	(455,834)	(383,612)
Withdrawals and death benefits	(65,273,464)	(40,089,020)	(9,840,369)	(6,558,690)
Net increase (decrease) in net assets resulting from contractowner transactions	(27,502,884)	113,189,428	5,388,936	6,956,191
Net increase (decrease) in net assets	25,328,529	166,327,455	10,198,744	8,646,834

NET ASSETS
Beginning of period	403,849,339	237,521,884	38,431,233	29,784,399
End of period	$429,177,868	$403,849,339	$48,629,977	$38,431,233

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	9,568,020	6,589,195	928,109	748,853
Units purchased	1,805,751	3,475,534	371,966	370,511
Units sold/transferred	(2,414,981)	(496,709)	(234,051)	(191,255)
End of period	8,958,790	9,568,020	1,066,024	928,109

B-24	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2010 Fund Sub-Account		TIAA-CREF Lifecycle 2015 Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$2,290,836	$1,728,986	$3,994,985	$3,228,540
Net realized gain (loss)	2,792,351	2,492,626	5,052,766	4,865,346
Net change in unrealized appreciation (depreciation) on investments	5,178,529	239,378	10,945,506	246,301
Net increase (decrease) in net assets from operations	10,261,716	4,460,990	19,993,257	8,340,187

FROM CONTRACTOWNER TRANSACTIONS
Premiums	25,033,298	17,279,829	35,392,030	34,695,908
Net contractowner transfers	(2,963,046)	(1,133,747)	(5,804,763)	(4,751,949)
Withdrawals and death benefits	(13,238,863)	(17,777,046)	(29,531,444)	(26,762,764)
Net increase (decrease) in net assets resulting from contractowner transactions	8,831,389	(1,630,964)	55,823	3,181,195
Net increase (decrease) in net assets	19,093,105	2,830,026	20,049,080	11,521,382

NET ASSETS
Beginning of period	80,748,546	77,918,520	149,818,173	138,296,791
End of period	$99,841,651	$80,748,546	$169,867,253	$149,818,173

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,119,597	2,164,709	3,947,142	3,863,902
Units purchased	613,411	467,275	871,725	945,650
Units sold/transferred	(397,298)	(512,387)	(871,622)	(862,410)
End of period	2,335,710	2,119,597	3,947,245	3,947,142

	TIAA-CREF Lifecycle 2020 Fund Sub-Account		TIAA-CREF Lifecycle 2025 Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$8,412,799	$5,856,762	$9,503,236	$5,803,157
Net realized gain (loss)	12,502,986	12,126,739	13,945,215	13,152,690
Net change in unrealized appreciation (depreciation) on investments	24,695,610	(1,575,449)	32,302,178	(783,959)
Net increase (decrease) in net assets from operations	45,611,395	16,408,052	55,750,629	18,171,888

FROM CONTRACTOWNER TRANSACTIONS
Premiums	77,755,168	67,988,753	93,360,335	72,043,295
Net contractowner transfers	(10,575,149)	(9,253,570)	(6,254,633)	(7,251,974)
Withdrawals and death benefits	(42,041,843)	(39,866,005)	(38,670,179)	(32,887,038)
Net increase (decrease) in net assets resulting from contractowner transactions	25,138,176	18,869,178	48,435,523	31,904,283
Net increase (decrease) in net assets	70,749,571	35,277,230	104,186,152	50,076,171

NET ASSETS
Beginning of period	291,486,718	256,209,488	306,965,854	256,889,683
End of period	$362,236,289	$291,486,718	$411,152,006	$306,965,854

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	7,724,788	7,213,992	8,146,779	7,263,578
Units purchased	1,908,571	1,858,632	2,275,971	1,989,597
Units sold/transferred	(1,284,726)	(1,347,836)	(1,088,457)	(1,106,396)
End of period	8,348,633	7,724,788	9,334,293	8,146,779

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Lifecycle 2030 Fund Sub-Account		TIAA-CREF Lifecycle 2035 Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$9,564,213	$5,502,386	$9,873,350	$5,170,211
Net realized gain (loss)	15,259,188	13,640,909	16,685,927	14,617,985
Net change in unrealized appreciation (depreciation) on investments	35,245,606	(807,897)	41,032,676	(365,251)
Net increase (decrease) in net assets from operations	60,069,007	18,335,398	67,591,953	19,422,945

FROM CONTRACTOWNER TRANSACTIONS
Premiums	89,074,001	68,939,249	83,084,666	68,437,258
Net contractowner transfers	(10,598,666)	(3,164,008)	(5,415,105)	(4,472,295)
Withdrawals and death benefits	(31,800,359)	(26,693,909)	(32,510,438)	(22,128,315)
Net increase (decrease) in net assets resulting from contractowner transactions	46,674,976	39,081,332	45,159,123	41,836,648
Net increase (decrease) in net assets	106,743,983	57,416,730	112,751,076	61,259,593

NET ASSETS
Beginning of period	301,412,638	243,995,908	307,857,509	246,597,916
End of period	$408,156,621	$301,412,638	$420,608,585	$307,857,509

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	8,027,841	6,949,870	8,099,422	6,946,864
Units purchased	2,160,417	1,923,528	1,982,928	1,899,452
Units sold/transferred	(1,030,753)	(845,557)	(905,571)	(746,894)
End of period	9,157,505	8,027,841	9,176,779	8,099,422

	TIAA-CREF Lifecycle 2040 Fund Sub-Account		TIAA-CREF Lifecycle 2045 Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$12,311,752	$5,802,734	$7,444,641	$1,809,082
Net realized gain (loss)	21,419,398	20,283,190	5,335,145	6,939,682
Net change in unrealized appreciation (depreciation) on investments	55,477,176	(1,179,909)	40,957,753	5,512,685
Net increase (decrease) in net assets from operations	89,208,326	24,906,015	53,737,539	14,261,449

FROM CONTRACTOWNER TRANSACTIONS
Premiums	94,318,438	77,423,219	73,289,165	59,505,391
Net contractowner transfers	(5,784,048)	(4,688,982)	(2,922,868)	(2,136,725)
Withdrawals and death benefits	(31,538,700)	(25,597,729)	(23,263,792)	(17,116,130)
Net increase (decrease) in net assets resulting from contractowner transactions	56,995,690	47,136,508	47,102,505	40,252,536
Net increase (decrease) in net assets	146,204,016	72,042,523	100,840,044	54,513,985

NET ASSETS
Beginning of period	372,885,414	300,842,891	212,869,512	158,355,527
End of period	$519,089,430	$372,885,414	$313,709,556	$212,869,512

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	9,592,541	8,308,747	5,734,590	4,593,955
Units purchased	2,187,855	2,111,350	1,760,489	1,692,417
Units sold/transferred	(866,032)	(827,556)	(632,186)	(551,782)
End of period	10,914,364	9,592,541	6,862,893	5,734,590

B-26	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Lifecycle 2050 Fund Sub-Account		TIAA-CREF Lifecycle 2055 Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$6,393,842	$1,445,008	$822,270	$110,404
Net realized gain (loss)	4,230,800	5,774,742	341,857	182,418
Net change in unrealized appreciation (depreciation) on investments	36,575,235	4,840,113	3,208,460	309,063
Net increase (decrease) in net assets from operations	47,199,877	12,059,863	4,372,587	601,885

FROM CONTRACTOWNER TRANSACTIONS
Premiums	71,278,009	57,711,644	22,087,663	6,228,234
Net contractowner transfers	(1,902,253)	(1,100,061)	1,323,679	180,645
Withdrawals and death benefits	(21,617,024)	(16,624,629)	(2,102,115)	(650,038)
Net increase (decrease) in net assets resulting from contractowner transactions	47,758,732	39,986,954	21,309,227	5,758,841
Net increase (decrease) in net assets	94,958,609	52,046,817	25,681,814	6,360,726

NET ASSETS
Beginning of period	181,103,221	129,056,404	10,401,121	4,040,395
End of period	$276,061,830	$181,103,221	$36,082,935	$10,401,121

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,945,298	3,793,021	282,533	118,638
Units purchased	1,730,469	1,665,560	532,233	177,392
Units sold/transferred	(572,370)	(513,283)	(19,767)	(13,497)
End of period	6,103,397	4,945,298	794,999	282,533

	TIAA-CREF Lifecycle 2060 Fund Sub-Account		TIAA-CREF Mid-Cap Growth Fund Sub-Account
	December 31, 2017	December 31, 2016 (a)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$102,724	$1,657	$314,326	$204,166
Net realized gain (loss)	103,763	2,931	16,743,354	(1,399,533)
Net change in unrealized appreciation (depreciation) on investments	221,700	(531)	21,050,777	3,097,087
Net increase (decrease) in net assets from operations	428,187	4,057	38,108,457	1,901,720

FROM CONTRACTOWNER TRANSACTIONS
Premiums	4,501,994	169,090	31,437,691	29,727,334
Net contractowner transfers	1,208,305	419	(752,975)	(8,806,630)
Withdrawals and death benefits	(752,400)	(13,253)	(29,336,717)	(27,524,021)
Net increase (decrease) in net assets resulting from contractowner transactions	4,957,899	156,256	1,347,999	(6,603,317)
Net increase (decrease) in net assets	5,386,086	160,313	39,456,456	(4,701,597)

NET ASSETS
Beginning of period	160,313	—	147,037,441	151,739,038
End of period	$5,546,399	$160,313	$186,493,897	$147,037,441

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	6,299	—	3,149,135	3,300,881
Units purchased	153,077	6,799	598,130	667,430
Units sold/transferred	16,528	(500)	(570,456)	(819,176)
End of period	175,904	6,299	3,176,809	3,149,135

(a)	For the period January 22, 2016 (commencement of operations) to December 31, 2016.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	TIAA-CREF Mid-Cap Value Fund Sub-Account		TIAA-CREF Money Market Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$5,885,052	$7,461,186	$100,483	$(3,172)
Net realized gain (loss)	67,355,421	25,202,782	—	—
Net change in unrealized appreciation (depreciation) on investments	(21,065,997)	46,153,870	—	—
Net increase (decrease) in net assets from operations	52,174,476	78,817,838	100,483	(3,172)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	40,901,358	92,873,854	18,076,375	13,214,463
Net contractowner transfers	(52,475,022)	(10,021,300)	(1,036,872)	4,539,854
Withdrawals and death benefits	(90,818,875)	(72,999,099)	(13,695,371)	(7,984,613)
Net increase (decrease) in net assets resulting from contractowner transactions	(102,392,539)	9,853,455	3,344,132	9,769,704
Net increase (decrease) in net assets	(50,218,063)	88,671,293	3,444,615	9,766,532

NET ASSETS
Beginning of period	544,844,599	456,173,306	16,984,294	7,217,762
End of period	$494,626,536	$544,844,599	$20,428,909	$16,984,294

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	11,674,144	11,427,919	641,192	275,529
Units purchased	846,118	2,229,864	710,829	503,408
Units sold/transferred	(2,937,388)	(1,983,639)	(585,001)	(137,745)
End of period	9,582,874	11,674,144	767,020	641,192

	TIAA-CREF Real Estate Securities Fund Sub-Account		TIAA-CREF S&P 500 Index Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$2,281,755	$3,501,887	$6,455,059	$4,341,062
Net realized gain (loss)	16,038,448	4,402,981	5,277,849	5,370,995
Net change in unrealized appreciation (depreciation) on investments	5,464,513	(3,337,762)	49,635,774	13,651,813
Net increase (decrease) in net assets from operations	23,784,716	4,567,106	61,368,682	23,363,870

FROM CONTRACTOWNER TRANSACTIONS
Premiums	58,950,427	68,877,516	112,370,530	96,833,395
Net contractowner transfers	1,745,826	5,851,291	11,131,693	3,925,614
Withdrawals and death benefits	(32,055,917)	(24,689,371)	(43,423,661)	(46,145,787)
Net increase (decrease) in net assets resulting from contractowner transactions	28,640,336	50,039,436	80,078,562	54,613,222
Net increase (decrease) in net assets	52,425,052	54,606,542	141,447,244	77,977,092

NET ASSETS
Beginning of period	188,651,840	134,045,298	248,344,923	170,367,831
End of period	$241,076,892	$188,651,840	$389,792,167	$248,344,923

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	5,708,078	4,223,082	5,260,502	4,032,813
Units purchased	1,679,499	2,105,059	2,158,067	2,212,829
Units sold/transferred	(873,325)	(620,063)	(630,524)	(985,140)
End of period	6,514,252	5,708,078	6,788,045	5,260,502

B-28	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	TIAA-CREF Short-Term Bond Fund Sub-Account		TIAA-CREF Small-Cap Blend Index Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$549,521	$431,285	$4,301,822	$4,394,186
Net realized gain (loss)	(10,344)	(58,452)	30,268,918	14,172,901
Net change in unrealized appreciation (depreciation) on investments	14,404	96,049	15,041,094	38,827,880
Net increase (decrease) in net assets from operations	553,581	468,882	49,611,834	57,394,967

FROM CONTRACTOWNER TRANSACTIONS
Premiums	12,326,122	10,031,198	74,188,535	76,881,075
Net contractowner transfers	(685,890)	2,432,717	(19,831,439)	(787,098)
Withdrawals and death benefits	(5,822,659)	(5,790,574)	(66,404,186)	(50,028,698)
Net increase (decrease) in net assets resulting from contractowner transactions	5,817,573	6,673,341	(12,047,090)	26,065,279
Net increase (decrease) in net assets	6,371,154	7,142,223	37,564,744	83,460,246

NET ASSETS
Beginning of period	28,805,845	21,663,622	349,444,863	265,984,617
End of period	$35,176,999	$28,805,845	$387,009,607	$349,444,863

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	887,724	681,995	7,326,418	6,770,300
Units purchased	376,370	314,754	1,480,809	1,893,623
Units sold/transferred	(198,670)	(109,025)	(1,723,773)	(1,337,505)
End of period	1,065,424	887,724	7,083,454	7,326,418

	TIAA-CREF Small-Cap Equity Fund Sub-Account		TIAA-CREF Social Choice Equity Fund Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$1,144,014	$1,627,747	$1,207,398	$1,085,569
Net realized gain (loss)	36,485,663	7,941,571	5,213,273	4,488,462
Net change in unrealized appreciation (depreciation) on investments	1,406,681	35,180,474	8,074,150	1,180,020
Net increase (decrease) in net assets from operations	39,036,358	44,749,792	14,494,821	6,754,051

FROM CONTRACTOWNER TRANSACTIONS
Premiums	57,722,993	67,430,289	32,649,502	15,600,682
Net contractowner transfers	(13,779,992)	5,025,630	10,772,856	(378,220)
Withdrawals and death benefits	(51,320,063)	(34,648,753)	(11,690,829)	(9,390,293)
Net increase (decrease) in net assets resulting from contractowner transactions	(7,377,062)	37,807,166	31,731,529	5,832,169
Net increase (decrease) in net assets	31,659,296	82,556,958	46,226,350	12,586,220

NET ASSETS
Beginning of period	277,712,766	195,155,808	63,117,287	50,531,067
End of period	$309,372,062	$277,712,766	$109,343,637	$63,117,287

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	5,862,296	4,913,462	1,425,592	1,287,971
Units purchased	1,166,121	1,684,915	672,354	385,297
Units sold/transferred	(1,301,735)	(736,081)	(71,166)	(247,676)
End of period	5,726,682	5,862,296	2,026,780	1,425,592

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	American Beacon Bridgeway Large-Cap Growth Fund (Institutional Class) Sub-Account		American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
		December 31, 2017 (d)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)		$10,664	$3,133,147	$2,868,049
Net realized gain (loss)		852,428	12,839,826	3,022,221
Net change in unrealized appreciation (depreciation) on investments		(685,310)	48,437,674	(4,038,429)
Net increase (decrease) in net assets from operations		177,782	64,410,647	1,851,841

FROM CONTRACTOWNER TRANSACTIONS
Premiums		2,331,221	81,049,062	49,586,129
Net contractowner transfers		305,056	4,951,092	(8,603,834)
Withdrawals and death benefits		(410,960)	(41,636,584)	(38,220,110)
Net increase (decrease) in net assets resulting from contractowner transactions		2,225,317	44,363,570	2,762,185
Net increase (decrease) in net assets		2,403,099	108,774,217	4,614,026

NET ASSETS
Beginning of period		—	197,218,800	192,604,774
End of period		$2,403,099	$305,993,017	$197,218,800

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period		—	6,048,806	5,959,850
Units purchased		76,685	2,110,653	1,552,477
Units sold/transferred		(2,366)	(993,747)	(1,463,521)
End of period		74,319	7,165,712	6,048,806

	American Funds Washington Mutual Investors (Class R-6) Sub-Account		Ariel Appreciation Fund (Institutional Class) Sub-Account
	December 31, 2017	December 31, 2016		December 31, 2017 (c)

FROM OPERATIONS
Net investment income (loss)	$2,155,278	$1,636,829		$13,343
Net realized gain (loss)	7,831,921	5,320,882		42,452
Net change in unrealized appreciation (depreciation) on investments	9,208,312	3,002,215		(16,778)
Net increase (decrease) in net assets from operations	19,195,511	9,959,926		39,017

FROM CONTRACTOWNER TRANSACTIONS
Premiums	15,428,674	24,473,778		1,177,751
Net contractowner transfers	(7,051,611)	928,077		199,647
Withdrawals and death benefits	(12,958,742)	(11,271,768)		(208,952)
Net increase (decrease) in net assets resulting from contractowner transactions	(4,581,679)	14,130,087		1,168,446
Net increase (decrease) in net assets	14,613,832	24,090,013		1,207,463

NET ASSETS
Beginning of period	94,886,890	70,796,877		—
End of period	$109,500,722	$94,886,890		$1,207,463

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,037,840	1,726,482		—
Units purchased	305,397	568,893		43,604
Units sold/transferred	(389,419)	(257,535)		(2,021)
End of period	1,953,818	2,037,840		41,583

(c)	For the period January 9, 2017 (commencement of operations) to December 31, 2017.
(d)	For the period January 10, 2017 (commencement of operations) to December 31, 2017.

B-30	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Champlain Mid-Cap Fund (Institutional Class) Sub-Account	Delaware Emerging Markets Fund (Class R-6) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
	December 31, 2017 (b)	December 31, 2017 (b)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$3,614	$421,232	$1,832,702	$921,063
Net realized gain (loss)	329,774	378,546	321,098	(98,651)
Net change in unrealized appreciation (depreciation) on investments	286,507	2,360,390	24,496,429	3,812,850
Net increase (decrease) in net assets from operations	619,895	3,160,168	26,650,229	4,635,262

FROM CONTRACTOWNER TRANSACTIONS
Premiums	3,694,140	13,100,798	32,199,020	19,859,564
Net contractowner transfers	1,382,824	8,907,659	5,794,306	5,102,672
Withdrawals and death benefits	(414,080)	(2,058,462)	(8,400,046)	(4,555,584)
Net increase (decrease) in net assets resulting from contractowner transactions	4,662,884	19,949,995	29,593,280	20,406,652
Net increase (decrease) in net assets	5,282,779	23,110,163	56,243,509	25,041,914

NET ASSETS
Beginning of period	—	—	59,893,924	34,852,010
End of period	$5,282,779	$23,110,163	$116,137,433	$59,893,924

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	—	2,875,639	1,873,457
Units purchased	131,371	393,654	1,278,246	982,660
Units sold/transferred	42,365	244,747	(66,903)	19,522
End of period	173,736	638,401	4,086,982	2,875,639

	Dodge & Cox International Stock Fund Sub-Account		JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account	Lazard International Equity Fund (Class R-6) Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017 (b)	December 31, 2017 (b)

FROM OPERATIONS
Net investment income (loss)	$1,119,817	$822,587	$40,917	$251,391
Net realized gain (loss)	(309,698)	(628,978)	263,308	374,473
Net change in unrealized appreciation (depreciation) on investments	9,483,495	2,879,719	(66,849)	1,682,141
Net increase (decrease) in net assets from operations	10,293,614	3,073,328	237,376	2,308,005

FROM CONTRACTOWNER TRANSACTIONS
Premiums	14,245,462	5,695,668	6,046,397	18,691,656
Net contractowner transfers	3,290,855	(3,521,808)	527,371	(318,727)
Withdrawals and death benefits	(6,204,292)	(5,834,826)	(1,640,032)	(809,079)
Net increase (decrease) in net assets resulting from contractowner transactions	11,332,025	(3,660,966)	4,933,736	17,563,850
Net increase (decrease) in net assets	21,625,639	(587,638)	5,171,112	19,871,855

NET ASSETS
Beginning of period	41,103,251	41,690,889	—	—
End of period	$62,728,890	$41,103,251	$5,171,112	$19,871,855

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,458,849	1,600,010	—	—
Units purchased	439,539	221,880	236,464	666,607
Units sold/transferred	(100,468)	(363,041)	(44,093)	(33,507)
End of period	1,797,920	1,458,849	192,371	633,100

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Lord Abbett High Yield Fund (Class R-6) Sub-Account	MFS Mid-Cap Value Fund (Class R-6) Sub-Account	Nationwide Geneva Small-Cap Growth Fund (Institutional Class) Sub-Account	Parnassus Fund (Institutional Class) Sub-Account
	December 31, 2017 (b)	December 31, 2017 (b)	December 31, 2017 (c)	December 31, 2017 (b)

FROM OPERATIONS
Net investment income (loss)	$458,971	$68,554	$(396)	$10,491
Net realized gain (loss)	17,691	281,989	58,716	65,402
Net change in unrealized appreciation (depreciation) on investments	64,513	431,158	(1,578)	(8,966)
Net increase (decrease) in net assets from operations	541,175	781,701	56,742	66,927

FROM CONTRACTOWNER TRANSACTIONS
Premiums	10,290,993	7,601,159	449,904	639,475
Net contractowner transfers	4,277,355	1,895,513	412,320	364,823
Withdrawals and death benefits	(1,278,437)	(569,631)	(4,615)	(47,488)
Net increase (decrease) in net assets resulting from contractowner transactions	13,289,911	8,927,041	857,609	956,810
Net increase (decrease) in net assets	13,831,086	9,708,742	914,351	1,023,737

NET ASSETS
Beginning of period	—	—	—	—
End of period	$13,831,086	$9,708,742	$914,351	$1,023,737

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	—	—	—
Units purchased	381,148	284,581	15,557	22,684
Units sold/transferred	118,556	50,347	13,898	11,341
End of period	499,704	334,928	29,455	34,025

	T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account		T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (Investor Shares) Sub-Account	Templeton Global Bond Fund (Class R-6) Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017 (b)	December 31, 2017 (c)

FROM OPERATIONS
Net investment income (loss)	$202,476	$81,643	$(7,056)	$145,042
Net realized gain (loss)	14,934,148	2,277,324	62,627	29,964
Net change in unrealized appreciation (depreciation) on investments	14,997,019	(982,068)	1,330,519	(201,714)
Net increase (decrease) in net assets from operations	30,133,643	1,376,899	1,386,090	(26,708)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	54,519,201	19,554,388	8,743,530	5,526,400
Net contractowner transfers	15,462,867	(10,810,320)	3,087,555	1,577,507
Withdrawals and death benefits	(25,748,022)	(24,868,142)	(628,403)	(735,923)
Net increase (decrease) in net assets resulting from contractowner transactions	44,234,046	(16,124,074)	11,202,682	6,367,984
Net increase (decrease) in net assets	74,367,689	(14,747,175)	12,588,772	6,341,276

NET ASSETS
Beginning of period	67,657,205	82,404,380	—	—
End of period	$142,024,894	$67,657,205	$12,588,772	$6,341,276

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,182,524	1,478,547	—	—
Units purchased	791,625	366,050	317,139	204,757
Units sold/transferred	(169,552)	(662,073)	89,636	32,078
End of period	1,804,597	1,182,524	406,775	236,835

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.
(c)	For the period January 9, 2017 (commencement of operations) to December 31, 2017.

B-32	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard 500 Index Fund (Admiral Shares) Sub-Account	Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
	December 31, 2017 (b)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$862,465	$510,464	$230,203
Net realized gain (loss)	54,093	210,829	(201,509)
Net change in unrealized appreciation (depreciation) on investments	6,796,405	4,253,596	763,353
Net increase (decrease) in net assets from operations	7,712,963	4,974,889	792,047

FROM CONTRACTOWNER TRANSACTIONS
Premiums	49,804,109	10,126,386	5,655,384
Net contractowner transfers	11,332,803	1,719,031	1,664,142
Withdrawals and death benefits	(2,633,421)	(2,384,077)	(1,222,981)
Net increase (decrease) in net assets resulting from contractowner transactions	58,503,491	9,461,340	6,096,545
Net increase (decrease) in net assets	66,216,454	14,436,229	6,888,592

NET ASSETS
Beginning of period	—	11,903,035	5,014,443
End of period	$66,216,454	$26,339,264	$11,903,035

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	578,025	271,937
Units purchased	1,787,656	417,239	286,639
Units sold/transferred	339,985	(20,807)	19,449
End of period	2,127,641	974,457	578,025

	Vanguard Equity-Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account
	December 31, 2017 (b)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$966,837	$53,465	$30,299
Net realized gain (loss)	668,185	1,791,113	(138,015)
Net change in unrealized appreciation (depreciation) on investments	4,125,496	1,238,786	1,587,777
Net increase (decrease) in net assets from operations	5,760,518	3,083,364	1,480,061

FROM CONTRACTOWNER TRANSACTIONS
Premiums	34,017,914	3,388,305	2,976,304
Net contractowner transfers	13,298,794	(1,138,200)	(1,102,175)
Withdrawals and death benefits	(2,075,119)	(1,829,211)	(1,889,706)
Net increase (decrease) in net assets resulting from contractowner transactions	45,241,589	420,894	(15,577)
Net increase (decrease) in net assets	51,002,107	3,504,258	1,464,484

NET ASSETS
Beginning of period	—	13,392,014	11,927,530
End of period	$51,002,107	$16,896,272	$13,392,014

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	333,037	332,751
Units purchased	1,244,254	76,658	81,320
Units sold/transferred	431,297	(67,841)	(81,034)
End of period	1,675,551	341,854	333,037

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Vanguard Extended Market Index Fund (Admiral Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
	December 31, 2017 (b)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$319,613	$163,243	$113,523
Net realized gain (loss)	87,205	(109,945)	95,456
Net change in unrealized appreciation (depreciation) on investments	3,101,778	77,268	(265,190)
Net increase (decrease) in net assets from operations	3,508,596	130,566	(56,211)

FROM CONTRACTOWNER TRANSACTIONS
Premiums	23,035,626	3,252,155	7,448,912
Net contractowner transfers	9,902,655	(520,334)	315,031
Withdrawals and death benefits	(1,175,818)	(2,199,156)	(2,907,615)
Net increase (decrease) in net assets resulting from contractowner transactions	31,762,463	532,665	4,856,328
Net increase (decrease) in net assets	35,271,059	663,231	4,800,117

NET ASSETS
Beginning of period	—	9,532,186	4,732,069
End of period	$35,271,059	$10,195,417	$9,532,186

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	332,802	166,760
Units purchased	833,718	111,796	254,403
Units sold/transferred	332,728	(94,006)	(88,361)
End of period	1,166,446	350,592	332,802

	Vanguard Selected Value Fund (Investor Shares) Sub-Account		Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$2,086,314	$2,361,809	$4,140,861	$2,111,317
Net realized gain (loss)	17,092,872	5,561,495	379,713	555,665
Net change in unrealized appreciation (depreciation) on investments	9,920,172	12,962,658	21,247,942	23,907,680
Net increase (decrease) in net assets from operations	29,099,358	20,885,962	25,768,516	26,574,662

FROM CONTRACTOWNER TRANSACTIONS
Premiums	46,019,199	34,401,748	86,561,655	46,185,049
Net contractowner transfers	(8,564,137)	(7,555,403)	20,491,800	12,156,784
Withdrawals and death benefits	(30,561,173)	(25,716,094)	(20,442,313)	(11,254,318)
Net increase (decrease) in net assets resulting from contractowner transactions	6,893,889	1,130,251	86,611,142	47,087,515
Net increase (decrease) in net assets	35,993,247	22,016,213	112,379,658	73,662,177

NET ASSETS
Beginning of period	150,673,538	128,657,325	158,171,281	84,509,104
End of period	$186,666,785	$150,673,538	$270,550,939	$158,171,281

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,380,981	3,355,132	3,406,443	2,266,313
Units purchased	948,654	871,372	1,800,367	1,139,809
Units sold/transferred	(821,092)	(845,523)	10,332	321
End of period	3,508,543	3,380,981	5,217,142	3,406,443

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

B-34	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Total Bond Market Index Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account
	December 31, 2017 (b)	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$271,613	$6,101,853	$3,489,872
Net realized gain (loss)	26,095	11,544,678	3,590,076
Net change in unrealized appreciation (depreciation) on investments	31,234	15,275,333	7,314,979
Net increase (decrease) in net assets from operations	328,942	32,921,864	14,394,927

FROM CONTRACTOWNER TRANSACTIONS
Premiums	15,337,848	87,868,571	49,991,623
Net contractowner transfers	4,608,581	20,619,145	8,980,546
Withdrawals and death benefits	(2,263,111)	(17,109,031)	(14,268,670)
Net increase (decrease) in net assets resulting from contractowner transactions	17,683,318	91,378,685	44,703,499
Net increase (decrease) in net assets	18,012,260	124,300,549	59,098,426

NET ASSETS
Beginning of period	—	173,628,670	114,530,244
End of period	$18,012,260	$297,929,219	$173,628,670

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	—	4,389,866	3,211,089
Units purchased	602,193	2,072,372	1,337,390
Units sold/transferred	91,194	104,045	(158,613)
End of period	693,387	6,566,283	4,389,866

	Western Asset Core Plus Bond Fund (Class IS) Sub-Account
	December 31, 2017	December 31, 2016

FROM OPERATIONS
Net investment income (loss)	$4,283,704	$3,058,061
Net realized gain (loss)	325,929	1,145,849
Net change in unrealized appreciation (depreciation) on investments	4,412,288	(1,069,667)
Net increase (decrease) in net assets from operations	9,021,921	3,134,243

FROM CONTRACTOWNER TRANSACTIONS
Premiums	68,546,637	38,863,422
Net contractowner transfers	12,702,835	5,778,295
Withdrawals and death benefits	(19,856,173)	(12,612,540)
Net increase (decrease) in net assets resulting from contractowner transactions	61,393,299	32,029,177
Net increase (decrease) in net assets	70,415,220	35,163,420

NET ASSETS
Beginning of period	106,781,440	71,618,020
End of period	$177,196,660	$106,781,440

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,540,099	1,780,918
Units purchased	1,568,573	931,307
Units sold/transferred	(166,775)	(172,126)
End of period	3,941,897	2,540,099

(b)	For the period January 6, 2017 (commencement of operations) to December 31, 2017.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-35

Notes to financial statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended, and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 64 investment accounts (“Sub-Accounts”). The Separate Account may invest in Institutional Class shares of certain TIAA-CREF Funds and selected non-TIAA-CREF Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on invested performance, Sub-Account expenses and mortality experience.

Participants in any Sub-Account can annuitize by transferring their assets to the TIAA-CREF Lifecycle Retirement Income Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Effective January 20, 2017, the following share classes have changed:

Current Fund/Share Class	New Fund/Share Class

Vanguard Emerging Markets Stock Index Fund (Admiral Shares)

Vanguard Explorer Fund (Investor Shares)

Vanguard Intermediate-Term Treasury Fund (Investor Shares)

Vanguard Small-Cap Value Index Fund (Investor Shares)

Vanguard Wellington Fund (Investor Shares)

Vanguard Emerging Markets Stock Index Fund (Institutional Shares)

Vanguard Explorer Fund (Admiral Shares)

Vanguard Intermediate-Term Treasury Fund (Admiral Shares)

Vanguard Small-Cap Value Index Fund (Institutional Shares)

Vanguard Wellington Fund (Admiral Shares)

Effective June 30, 2017, the following share classes have changed:

Current Fund/Share Class	New Fund/Share Class
American Funds EuroPacific Growth Fund (R-5) American Funds Washington Mutual Investors Fund (R-5) Western Asset Core Plus Bond Fund (Class I)	American Funds EuroPacific Growth Fund (R-6) American Funds Washington Mutual Investors Fund (R-6) Western Asset Core Plus Bond Fund (Class IS)

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA Separate Account VA-3 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

New commission rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Form N-CEN. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. However, Management does not anticipate a significant impact to the Separate Account’s financial statements or footnote disclosures upon adoption.

B-36	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2017, there were no transfers between levels by the Sub-Accounts.

As of December 31, 2017, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation Expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%
Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%
Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%
Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

Payout Annuity Expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum
Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%
Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%
Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%
Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-37

Notes to financial statements

TIAA Separate Account VA-3

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the TIAA-CREF Funds, these include management fees paid to Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services perform all sales and marketing functions relative to the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2017 were as follows:

Sub-Account	Purchases	Sales
TIAA-CREF Bond Fund	$2,653,681	$6,331,946
TIAA-CREF Bond Index Fund	11,494,219	7,475,725
TIAA-CREF Bond Plus Fund	19,161,932	12,583,528
TIAA-CREF Emerging Markets Equity Fund	16,521,702	2,391,978
TIAA-CREF Emerging Markets Equity Index Fund	6,150,593	2,715,247
TIAA-CREF Equity Index Fund	46,407,271	22,176,391
TIAA-CREF Growth & Income Fund	40,510,821	33,502,924
TIAA-CREF High-Yield Fund	41,840,426	3,717,796
TIAA-CREF Inflation-Linked Bond Fund	1,447,012	1,254,018
TIAA-CREF International Equity Fund	76,364,360	16,922,226
TIAA-CREF International Equity Index Fund	136,269,597	10,132,573
TIAA-CREF Large-Cap Growth Fund	26,004,754	9,707,645
TIAA-CREF Large-Cap Growth Index Fund	90,543,258	14,262,619
TIAA-CREF Large-Cap Value Fund	79,456,196	37,603,009
TIAA-CREF Large-Cap Value Index Fund	39,685,420	49,394,651
TIAA-CREF Lifecycle Retirement Income Fund	15,706,925	8,827,138
TIAA-CREF Lifecycle 2010 Fund	26,048,564	13,055,475
TIAA-CREF Lifecycle 2015 Fund	35,622,147	26,361,500
TIAA-CREF Lifecycle 2020 Fund	74,680,586	30,676,923
TIAA-CREF Lifecycle 2025 Fund	93,716,218	24,320,635
TIAA-CREF Lifecycle 2030 Fund	89,952,139	21,554,147
TIAA-CREF Lifecycle 2035 Fund	85,347,580	16,834,873
TIAA-CREF Lifecycle 2040 Fund	102,675,446	14,908,103
TIAA-CREF Lifecycle 2045 Fund	67,071,781	10,016,949
TIAA-CREF Lifecycle 2050 Fund	63,935,184	7,560,021
TIAA-CREF Lifecycle 2055 Fund	23,359,200	967,316
TIAA-CREF Lifecycle 2060 Fund	5,751,834	670,261
TIAA-CREF Mid-Cap Growth Fund	38,441,524	20,655,195
TIAA-CREF Mid-Cap Value Fund	46,706,521	110,497,290
TIAA-CREF Money Market Fund	26,007,164	22,562,549
TIAA-CREF Real Estate Securities Fund	54,404,711	9,608,952
TIAA-CREF S&P 500 Index Fund	100,054,434	12,176,024
TIAA-CREF Short-Term Bond Fund	14,980,584	8,594,379
TIAA-CREF Small-Cap Blend Index Fund	50,986,758	42,329,126
TIAA-CREF Small-Cap Equity Fund	58,366,981	36,024,915
TIAA-CREF Social Choice Equity Fund	43,193,349	7,863,976
American Beacon Bridgeway Large Cap Growth Fund (Institutional Class)	6,817,769	3,821,207
American Funds EuroPacific Growth Fund (Class R-6)	295,761,597	237,601,724
American Funds Washington Mutual Investors (Class R-6)	114,534,080	111,044,770
Ariel Appreciation Fund (Institutional Class)	1,492,230	262,222
Champlain Mid Cap Fund (Institutional Class)	5,780,854	872,440
Delaware Emerging Markets Fund (Class R-6)	22,166,188	1,794,960
DFA Emerging Markets Portfolio (Institutional Class)	34,788,714	3,362,732
Dodge & Cox International Stock Fund	16,585,992	4,134,149
JP Morgan Small Cap Value Fund (Class R-6)	7,062,213	1,813,659
Lazard International Equity Fund (Class R-6)	20,666,076	2,850,835
Lord Abbet High Yield Fund (Class R-6)	15,464,972	1,718,216
MFS Mid Cap Value Fund (Class R-6)	9,808,906	548,449

B-38	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Sub-Account	Purchases	Sales
Nationwide Geneva Small Cap Growth Fund (Institutional Class)	$1,069,031	$174,566
Parnassus Fund (Institutional Shares)	1,122,905	95,962
T. Rowe Price® Institutional Large-Cap Growth Fund	72,541,225	16,404,959
T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (Investor Shares)	11,774,533	566,383
Templeton Global Bond Fund (Class R-6)	8,256,903	1,743,877
Vanguard 500 Index Fund (Admiral Shares)	60,283,543	917,587
Vanguard Emerging Markets Stock Index Fund (Institutional Shares)	24,570,699	14,598,895
Vanguard Equity-Income Fund (Admiral Shares)	47,884,467	1,080,395
Vanguard Explorer Fund (Admiral Shares)	19,476,289	17,300,636
Vanguard Extended Market Index Fund (Admiral Shares)	33,301,525	1,219,449
Vanguard Intermediate-Term Treasury Fund (Admiral Shares)	13,790,362	13,094,238
Vanguard Selected Value Fund (Investor Shares)	43,819,052	20,491,674
Vanguard Small-Cap Value Index Fund (Institutional Shares)	236,053,993	145,301,990
Vanguard Total Bond Market Index Fund (Admiral Shares)	20,154,716	2,193,075
Vanguard Wellington Fund (Admiral Shares)	286,947,457	178,070,792
Western Asset Core Plus Bond Fund (Class IS)	220,095,284	154,183,313

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Bond Fund Sub-Account
2017	613	$36.44 to $38.74	$37.78 to $40.43	$23,224	2.91%	0.10% to 0.75%	3.69% to 4.37%
2016	726	$35.22 to $36.67	$36.44 to $38.74	$26,503	2.79%	0.23% to 0.75%	0.10% to 3.91%
2015	586	$35.23 to $36.97	$35.22 to $36.67	$20,696	2.59%	0.30% to 0.75%	(0.03)% to 0.42%
2014	629	$33.54 to $34.96	$35.23 to $36.97	$22,190	2.32%	0.15% to 0.75%	5.06% to 5.75%
2013	667	$34.16 to $35.38	$33.54 to $34.96	$22,410	2.43%	0.07% to 0.75%	(1.83)% to (1.19)%

TIAA-CREF Bond Index Fund Sub-Account
2017	2,106	$28.10 to $29.15	$28.84 to $30.12	$63,350	2.40%	0.10% to 0.75%	2.65% to 3.32%
2016	2,018	$27.65 to $28.50	$28.10 to $29.15	$58,766	2.26%	0.10% to 0.75%	1.63% to 2.29%
2015	1,915	$27.71 to $28.37	$27.65 to $28.50	$54,534	2.23%	0.10% to 0.75%	(0.22)% to 0.43%
2014	1,490	$26.37 to $26.83	$27.71 to $28.37	$42,255	2.18%	0.10% to 0.75%	5.09% to 5.77%
2013	628	$27.20 to $27.49	$26.37 to $26.83	$16,827	1.88%	0.10% to 0.76%	(3.07)% to (2.43)%

TIAA-CREF Bond Plus Fund Sub-Account
2017	2,263	$36.48 to $38.78	$37.95 to $40.60	$86,828	3.10%	0.10% to 0.75%	4.03% to 4.71%
2016	2,148	$35.11 to $37.09	$36.48 to $38.78	$79,005	3.09%	0.10% to 0.75%	3.89% to 4.56%
2015	1,660	$35.15 to $36.89	$35.11 to $37.09	$58,632	2.91%	0.10% to 0.75%	(0.12)% to 0.53%
2014	1,659	$33.47 to $34.90	$35.15 to $36.89	$58,622	2.70%	0.10% to 0.75%	5.02% to 5.70%
2013	1,310	$33.96 to $35.17	$33.47 to $34.90	$44,058	2.69%	0.10% to 0.75%	(1.42)% to (0.78)%

TIAA-CREF Emerging Markets Equity Fund Sub-Account
2017	669	$18.55 to $19.24	$26.78 to $27.96	$18,677	1.54%	0.10% to 0.75%	44.36% to 45.30%
2016	141	$17.64 to $18.18	$18.55 to $19.24	$2,701	1.03%	0.10% to 0.74%	5.17% to 5.85%
2015	125	$20.39 to $20.88	$17.64 to $18.18	$2,271	1.18%	0.10% to 0.75%	(13.50)% to (12.94)%
2014	73	$22.27 to $22.66	$20.39 to $20.88	$1,522	1.63%	0.10% to 0.75%	(8.44)% to (7.84)%
2013	32	$22.52 to $22.76	$22.27 to $22.66	$714	0.84%	0.10% to 0.75%	(1.11)% to (0.47)%

TIAA-CREF Emerging Markets Equity Index Fund Sub-Account
2017	528	$19.39 to $20.11	$26.45 to $27.62	$14,561	2.49%	0.10% to 0.75%	36.42% to 37.31%
2016	401	$17.59 to $18.13	$19.39 to $20.11	$8,056	2.00%	0.10% to 0.75%	10.23% to 10.95%
2015	284	$20.80 to $21.31	$17.59 to $18.13	$5,140	2.99%	0.10% to 0.75%	(15.47)% to (14.92)%
2014	103	$21.66 to $22.04	$20.80 to $21.31	$2,193	2.86%	0.10% to 0.76%	(3.93)% to (3.31)%
2013	29	$22.54 to $22.79	$21.66 to $22.04	$647	2.32%	0.10% to 0.75%	(3.93)% to (3.30)%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-39

Notes to financial statements

TIAA Separate Account VA-3

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Equity Index Fund Sub-Account
2017	4,057	$45.03 to $47.88	$54.13 to $57.92	$231,150	1.86%	0.10% to 0.75%	20.19% to 20.97%
2016	3,657	$40.24 to $42.50	$45.03 to $47.88	$172,306	2.61%	0.10% to 0.75%	11.92% to 12.64%
2015	2,220	$40.36 to $42.35	$40.24 to $42.50	$92,571	2.08%	0.10% to 0.75%	(0.29)% to 0.36%
2014	1,884	$36.14 to $37.68	$40.36 to $42.35	$78,535	2.05%	0.10% to 0.75%	11.68% to 12.41%
2013	1,666	$27.28 to $28.26	$36.14 to $37.68	$61,952	2.06%	0.10% to 0.75%	32.48% to 33.34%

TIAA-CREF Growth & Income Fund Sub-Account
2017	4,144	$51.33 to $54.56	$63.15 to $67.57	$271,834	1.11%	0.10% to 0.75%	23.04% to 23.84%
2016	4,210	$47.61 to $50.29	$51.33 to $54.56	$223,701	1.42%	0.10% to 0.75%	7.79% to 8.49%
2015	4,355	$46.36 to $48.65	$47.61 to $50.29	$214,251	1.16%	0.10% to 0.75%	2.70% to 3.37%
2014	4,635	$41.98 to $43.77	$46.36 to $48.65	$221,380	1.12%	0.10% to 0.75%	10.43% to 11.15%
2013	4,250	$31.48 to $32.61	$41.98 to $43.77	$183,217	1.21%	0.10% to 0.75%	33.35% to 34.22%

TIAA-CREF High-Yield Fund Sub-Account
2017	1,743	$33.72 to $49.11	$35.37 to $51.84	$89,546	5.18%	0.10% to 0.75%	4.88% to 5.56%
2016	1,060	$29.16 to $42.20	$33.72 to $49.11	$51,405	5.94%	0.10% to 0.75%	15.63% to 16.38%
2015	345	$30.52 to $43.87	$29.16 to $42.20	$14,307	5.70%	0.10% to 0.75%	(4.45)% to (3.83)%
2014	345	$30.00 to $42.85	$30.52 to $43.87	$14,803	5.35%	0.10% to 0.75%	1.73% to 2.39%
2013	233	$28.47 to $40.40	$30.00 to $42.85	$9,735	5.60%	0.10% to 0.75%	5.37% to 6.06%

TIAA-CREF Inflation-Linked Bond Fund Sub-Account
2017	171	$34.24 to $36.40	$34.57 to $36.31	$5,925	1.96%	0.30% to 0.75%	0.98% to 1.43%
2016	168	$33.28 to $34.64	$34.24 to $36.40	$5,748	1.45%	0.10% to 0.75%	2.88% to 3.34%
2015	181	$34.08 to $35.76	$33.28 to $34.64	$6,044	0.31%	0.30% to 0.75%	(2.35)% to (1.91)%
2014	192	$33.20 to $34.61	$34.08 to $35.76	$6,548	1.94%	0.10% to 0.75%	2.65% to 3.32%
2013	179	$36.66 to $37.97	$33.20 to $34.61	$5,945	1.26%	0.07% to 0.75%	(9.43)% to (8.84)%

TIAA-CREF International Equity Fund Sub-Account
2017	12,290	$24.46 to $26.00	$32.27 to $34.54	$402,871	1.28%	0.10% to 0.75%	31.96% to 32.81%
2016	10,472	$24.54 to $25.92	$24.46 to $26.00	$260,457	1.48%	0.10% to 0.75%	(0.34)% to 0.31%
2015	10,600	$25.02 to $26.26	$24.54 to $25.92	$264,404	1.20%	0.10% to 0.75%	(1.92)% to (1.28)%
2014	9,822	$27.40 to $28.57	$25.02 to $26.26	$249,399	1.39%	0.10% to 0.75%	(8.67)% to (8.08)%
2013	8,675	$22.26 to $23.06	$27.40 to $28.57	$241,132	1.93%	0.10% to 0.75%	23.11% to 23.91%

TIAA-CREF International Equity Index Fund Sub-Account
2017	18,167	$25.69 to $26.51	$32.05 to $33.19	$601,659	3.20%	0.10% to 0.75%	24.39% to 25.20%
2016	14,442	$25.49 to $26.33	$25.69 to $26.51	$382,120	3.40%	0.10% to 0.75%	0.47% to 1.12%
2015	11,079	$25.73 to $26.66	$25.49 to $26.33	$289,907	3.01%	0.10% to 0.75%	(1.23)% to (0.59)%
2014	9,385	$27.36 to $28.43	$25.73 to $26.66	$247,073	3.73%	0.10% to 0.75%	(6.21)% to (5.60)%
2013	8,484	$22.53 to $23.48	$27.36 to $28.43	$236,670	3.31%	0.10% to 0.75%	21.04% to 21.83%

TIAA-CREF Large-Cap Growth Fund Sub-Account
2017	1,583	$50.05 to $53.21	$66.82 to $71.50	$106,385	0.56%	0.10% to 0.75%	33.51% to 34.38%
2016	1,374	$50.86 to $53.72	$50.05 to $53.21	$69,126	0.62%	0.10% to 0.75%	(1.59)% to (0.95)%
2015	1,308	$46.92 to $49.24	$50.86 to $53.72	$66,776	0.42%	0.10% to 0.75%	8.38% to 9.09%
2014	1,047	$42.51 to $44.32	$46.92 to $49.24	$49,261	0.33%	0.10% to 0.75%	10.39% to 11.11%
2013	919	$30.64 to $31.73	$42.51 to $44.32	$39,169	0.45%	0.10% to 0.75%	38.75% to 39.66%

TIAA-CREF Large-Cap Growth Index Fund Sub-Account
2017	3,893	$44.13 to $53.15	$56.97 to $69.06	$268,444	1.47%	0.10% to 0.75%	29.10% to 29.94%
2016	2,678	$41.53 to $49.70	$44.13 to $53.15	$142,064	1.57%	0.10% to 0.75%	6.25% to 6.94%
2015	2,144	$39.62 to $47.11	$41.53 to $49.70	$106,370	1.55%	0.10% to 0.75%	4.82% to 5.51%
2014	1,937	$35.33 to $41.73	$39.62 to $47.11	$91,144	1.52%	0.10% to 0.75%	12.14% to 12.87%
2013	1,764	$26.70 to $31.33	$35.33 to $41.73	$73,580	1.81%	0.10% to 0.75%	32.34% to 33.20%

TIAA-CREF Large-Cap Value Fund Sub-Account
2017	11,622	$39.72 to $42.23	$44.37 to $47.47	$528,835	1.47%	0.10% to 0.75%	11.68% to 12.41%
2016	11,345	$33.75 to $35.65	$39.72 to $42.23	$461,022	1.93%	0.10% to 0.75%	17.71% to 18.48%
2015	11,522	$35.67 to $37.44	$33.75 to $35.65	$397,264	1.40%	0.10% to 0.75%	(5.40)% to (4.78)%
2014	10,998	$32.93 to $34.33	$35.67 to $37.44	$400,293	1.84%	0.10% to 0.75%	8.34% to 9.05%
2013	10,193	$24.68 to $25.56	$32.93 to $34.33	$342,078	1.68%	0.10% to 0.75%	33.43% to 34.30%

B-40	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Large-Cap Value Index Fund Sub-Account
2017	8,959	$40.95 to $43.79	$46.32 to $49.38	$429,178	2.38%	0.10% to 0.75%	12.78% to 13.51%
2016	9,568	$35.08 to $37.63	$40.95 to $43.79	$403,849	2.67%	0.10% to 0.75%	16.36% to 17.12%
2015	6,589	$36.64 to $39.41	$35.08 to $37.63	$237,522	2.93%	0.10% to 0.75%	(4.53)% to (3.91)%
2014	3,978	$32.46 to $35.03	$36.64 to $39.41	$149,263	2.33%	0.10% to 0.75%	12.52% to 13.26%
2013	2,610	$24.64 to $26.67	$32.46 to $35.03	$86,474	2.40%	0.10% to 0.75%	31.36% to 32.21%

TIAA-CREF Lifecycle Retirement Income Fund Sub-Account
2017	1,066	$35.44 to $37.42	$39.43 to $41.90	$48,630	3.36%	0.10% to 0.75%	11.26% to 11.99%
2016	928	$33.67 to $35.32	$35.44 to $37.42	$38,431	2.77%	0.10% to 0.75%	5.25% to 5.93%
2015	749	$33.84 to $35.27	$33.67 to $35.32	$29,784	2.32%	0.10% to 0.75%	(0.50)% to 0.15%
2014	686	$32.62 to $33.78	$33.84 to $35.27	$27,366	2.93%	0.10% to 0.75%	3.74% to 4.42%
2013	653	$29.92 to $30.78	$32.62 to $33.78	$24,709	2.76%	0.10% to 0.75%	9.03% to 9.74%

TIAA-CREF Lifecycle 2010 Fund Sub-Account
2017	2,336	$36.85 to $39.17	$41.24 to $44.13	$99,842	2.97%	0.10% to 0.75%	11.92% to 12.65%
2016	2,120	$34.95 to $36.92	$36.85 to $39.17	$80,749	2.58%	0.10% to 0.75%	5.41% to 6.10%
2015	2,165	$35.08 to $36.82	$34.95 to $36.92	$77,919	2.42%	0.10% to 0.75%	(0.37)% to 0.28%
2014	2,161	$33.80 to $35.24	$35.08 to $36.82	$77,748	3.01%	0.10% to 0.75%	3.81% to 4.49%
2013	2,040	$30.40 to $31.49	$33.80 to $35.24	$70,523	3.74%	0.10% to 0.75%	11.16% to 11.88%

TIAA-CREF Lifecycle 2015 Fund Sub-Account
2017	3,947	$36.79 to $39.11	$41.57 to $44.49	$169,867	2.91%	0.10% to 0.75%	13.01% to 13.74%
2016	3,947	$34.84 to $36.79	$36.79 to $39.11	$149,818	2.68%	0.10% to 0.75%	5.61% to 6.30%
2015	3,864	$34.95 to $36.68	$34.84 to $36.79	$138,297	2.42%	0.10% to 0.75%	(0.33)% to 0.32%
2014	3,914	$33.61 to $35.04	$34.95 to $36.68	$140,111	3.10%	0.10% to 0.75%	3.99% to 4.67%
2013	3,582	$29.71 to $30.78	$33.61 to $35.04	$122,948	3.59%	0.10% to 0.75%	13.11% to 13.85%

TIAA-CREF Lifecycle 2020 Fund Sub-Account
2017	8,349	$36.67 to $38.98	$42.07 to $45.01	$362,236	3.01%	0.10% to 0.75%	14.72% to 15.47%
2016	7,725	$34.64 to $36.59	$36.67 to $38.98	$291,487	2.61%	0.10% to 0.75%	5.86% to 6.55%
2015	7,214	$34.75 to $36.47	$34.64 to $36.59	$256,209	2.47%	0.10% to 0.75%	(0.33)% to 0.32%
2014	6,400	$33.39 to $34.81	$34.75 to $36.47	$227,484	3.31%	0.10% to 0.75%	4.08% to 4.76%
2013	5,233	$28.88 to $29.91	$33.39 to $34.81	$178,287	3.90%	0.10% to 0.75%	15.63% to 16.39%

TIAA-CREF Lifecycle 2025 Fund Sub-Account
2017	9,334	$36.64 to $38.95	$42.69 to $45.68	$411,152	3.07%	0.10% to 0.75%	16.53% to 17.28%
2016	8,147	$34.50 to $36.44	$36.64 to $38.95	$306,966	2.54%	0.10% to 0.75%	6.20% to 6.89%
2015	7,264	$34.63 to $36.34	$34.50 to $36.44	$256,890	2.44%	0.10% to 0.75%	(0.39)% to 0.26%
2014	6,371	$33.27 to $34.69	$34.63 to $36.34	$225,606	3.44%	0.10% to 0.75%	4.08% to 4.76%
2013	5,101	$28.09 to $29.10	$33.27 to $34.69	$173,151	4.07%	0.10% to 0.75%	18.44% to 19.21%

TIAA-CREF Lifecycle 2030 Fund Sub-Account
2017	9,158	$36.44 to $38.74	$43.12 to $46.14	$408,157	3.13%	0.10% to 0.75%	18.32% to 19.09%
2016	8,028	$34.20 to $36.13	$36.44 to $38.74	$301,413	2.50%	0.10% to 0.75%	6.53% to 7.23%
2015	6,950	$34.33 to $36.03	$34.20 to $36.13	$243,996	2.43%	0.10% to 0.75%	(0.37)% to 0.28%
2014	5,903	$33.03 to $34.44	$34.33 to $36.03	$207,423	3.42%	0.10% to 0.75%	3.93% to 4.61%
2013	4,849	$27.26 to $28.24	$33.03 to $34.44	$163,576	4.25%	0.10% to 0.75%	21.16% to 21.95%

TIAA-CREF Lifecycle 2035 Fund Sub-Account
2017	9,177	$36.82 to $39.14	$44.26 to $47.36	$420,609	3.12%	0.10% to 0.75%	20.21% to 20.99%
2016	8,099	$34.50 to $36.44	$36.82 to $39.14	$307,858	2.33%	0.10% to 0.75%	6.72% to 7.42%
2015	6,947	$34.68 to $36.39	$34.50 to $36.44	$246,598	2.25%	0.10% to 0.75%	(0.51)% to 0.14%
2014	6,005	$33.38 to $34.80	$34.68 to $36.39	$213,531	3.45%	0.10% to 0.75%	3.89% to 4.57%
2013	4,842	$26.96 to $27.92	$33.38 to $34.80	$165,329	4.45%	0.10% to 0.75%	23.83% to 24.63%

TIAA-CREF Lifecycle 2040 Fund Sub-Account
2017	10,914	$37.49 to $39.86	$45.74 to $48.94	$519,089	3.13%	0.10% to 0.75%	22.00% to 22.79%
2016	9,593	$35.05 to $37.02	$37.49 to $39.86	$372,885	2.13%	0.10% to 0.75%	6.97% to 7.67%
2015	8,309	$35.28 to $37.02	$35.05 to $37.02	$300,843	2.11%	0.10% to 0.75%	(0.66)% to (0.01)%
2014	7,135	$33.97 to $35.42	$35.28 to $37.02	$259,135	3.47%	0.10% to 0.75%	3.85% to 4.53%
2013	5,921	$27.09 to $28.06	$33.97 to $35.42	$206,402	4.55%	0.10% to 0.75%	25.39% to 26.21%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-41

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Lifecycle 2045 Fund Sub-Account
2017		6,863	$36.34 to $38.37	$44.59 to $47.39	$313,710	3.33%	0.10% to 0.75%	22.70% to 23.50%
2016		5,735	$33.88 to $35.55	$36.34 to $38.37	$212,870	1.51%	0.10% to 0.75%	7.26% to 7.96%
2015		4,594	$34.10 to $35.54	$33.88 to $35.55	$158,356	2.01%	0.10% to 0.75%	(0.62)% to 0.03%
2014		3,673	$32.84 to $34.01	$34.10 to $35.54	$126,987	3.31%	0.10% to 0.75%	3.82% to 4.50%
2013		2,745	$26.21 to $26.96	$32.84 to $34.01	$91,183	4.47%	0.10% to 0.75%	25.31% to 26.13%

TIAA-CREF Lifecycle 2050 Fund Sub-Account
2017		6,103	$35.98 to $37.99	$44.30 to $47.08	$276,062	3.35%	0.10% to 0.75%	23.12% to 23.92%
2016		4,945	$33.54 to $35.18	$35.98 to $37.99	$181,103	1.51%	0.10% to 0.75%	7.29% to 7.99%
2015		3,793	$33.73 to $35.15	$33.54 to $35.18	$129,056	2.07%	0.10% to 0.75%	(0.57)% to 0.08%
2014		2,841	$32.49 to $33.64	$33.73 to $35.15	$96,950	3.38%	0.10% to 0.75%	3.80% to 4.48%
2013		2,001	$25.93 to $26.68	$32.49 to $33.64	$65,648	4.61%	0.10% to 0.75%	25.31% to 26.12%

TIAA-CREF Lifecycle 2055 Fund Sub-Account
2017		795	$36.10 to $37.21	$44.52 to $46.19	$36,083	4.28%	0.10% to 0.75%	23.31% to 24.11%
2016		283	$33.60 to $34.41	$36.10 to $37.21	$10,401	2.03%	0.10% to 0.75%	7.46% to 8.16%
2015		119	$33.81 to $34.40	$33.60 to $34.41	$4,040	2.74%	0.10% to 0.75%	(0.62)% to 0.03%
2014		46	$32.57 to $32.92	$33.81 to $34.40	$1,572	5.35%	0.10% to 0.75%	3.80% to 4.48%
2013		8	$25.99 to $26.05	$32.57 to $32.92	$261	8.84%	0.07% to 0.76%	25.29% to 26.11%

TIAA-CREF Lifecycle 2060 Fund Sub-Account
2017		176	$25.35 to $25.63	$31.30 to $31.85	$5,546	5.40%	0.10% to 0.75%	23.48% to 24.28%
2016	(h)	6	$21.35	$25.35 to $25.63	$160	5.05%	0.16% to 0.75%	2.15% to 16.11%

TIAA-CREF Mid-Cap Growth Fund Sub-Account
2017		3,177	$45.11 to $47.95	$56.51 to $60.46	$186,494	0.56%	0.10% to 0.75%	25.27% to 26.09%
2016		3,149	$44.57 to $47.08	$45.11 to $47.95	$147,037	0.52%	0.10% to 0.75%	1.19% to 1.85%
2015		3,301	$45.19 to $47.43	$44.57 to $47.08	$151,739	0.20%	0.10% to 0.75%	(1.37)% to (0.73)%
2014		3,290	$42.27 to $44.07	$45.19 to $47.43	$152,849	0.46%	0.10% to 0.75%	6.93% to 7.63%
2013		3,457	$31.13 to $32.25	$42.27 to $44.07	$149,842	0.29%	0.10% to 0.75%	35.76% to 36.65%

TIAA-CREF Mid-Cap Value Fund Sub-Account
2017		9,583	$45.01 to $47.85	$49.65 to $53.12	$494,627	1.51%	0.10% to 0.75%	10.30% to 11.02%
2016		11,674	$38.63 to $40.80	$45.01 to $47.85	$544,845	1.89%	0.10% to 0.75%	16.53% to 17.29%
2015		11,428	$41.12 to $43.15	$38.63 to $40.80	$456,173	1.39%	0.10% to 0.75%	(6.06)% to (5.44)%
2014		11,460	$36.71 to $38.28	$41.12 to $43.15	$485,953	1.47%	0.10% to 0.75%	12.00% to 12.73%
2013		10,547	$27.90 to $28.90	$36.71 to $38.28	$397,882	1.42%	0.10% to 0.75%	31.56% to 32.42%

TIAA-CREF Money Market Fund Sub-Account
2017		767	$25.25 to $26.84	$25.25 to $27.02	$20,429	0.76%	0.10% to 0.75%	0.00% to 0.65%
2016		641	$25.36 to $26.79	$25.25 to $26.84	$16,984	0.29%	0.10% to 0.75%	(0.46)% to 0.19%
2015		276	$25.55 to $26.81	$25.36 to $26.79	$7,218	0.03%	0.10% to 0.75%	(0.72)% to (0.08)%
2014		225	$25.74 to $26.84	$25.55 to $26.81	$5,891	0.00%	0.10% to 0.75%	(0.75)% to (0.10)%
2013		263	$25.93 to $26.86	$25.74 to $26.84	$6,913	0.02%	0.10% to 0.75%	(0.73)% to (0.08)%

TIAA-CREF Real Estate Securities Fund Sub-Account
2017		6,514	$32.33 to $34.38	$36.04 to $38.56	$241,077	1.56%	0.10% to 0.75%	11.46% to 12.18%
2016		5,708	$31.21 to $32.97	$32.33 to $34.38	$188,652	2.67%	0.10% to 0.75%	3.60% to 4.27%
2015		4,223	$30.06 to $31.54	$31.21 to $32.97	$134,045	2.00%	0.10% to 0.75%	3.83% to 4.51%
2014		3,426	$23.63 to $24.64	$30.06 to $31.54	$104,232	1.93%	0.10% to 0.75%	27.18% to 28.01%
2013		2,277	$23.41 to $24.25	$23.63 to $24.64	$54,167	1.96%	0.10% to 0.75%	0.95% to 1.61%

TIAA-CREF S&P 500 Index Fund Sub-Account
2017		6,788	$44.37 to $47.28	$53.62 to $57.51	$389,792	2.18%	0.10% to 0.75%	20.87% to 21.65%
2016		5,261	$39.96 to $42.30	$44.37 to $47.28	$248,345	2.29%	0.10% to 0.75%	11.03% to 11.76%
2015		4,033	$39.72 to $41.78	$39.96 to $42.30	$170,368	2.13%	0.10% to 0.75%	0 .60% to 1.25%
2014		3,432	$35.23 to $36.81	$39.72 to $41.78	$143,212	2.19%	0.10% to 0.75%	12.76% to 13.49%
2013		2,491	$26.84 to $27.87	$35.23 to $36.81	$91,621	2.12%	0.10% to 0.75%	31.26% to 32.11%

B-42	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

TIAA-CREF Short-Term Bond Fund Sub-Account
2017		1,065	$26.35 to $32.77	$26.65 to $33.35	$35,177	1.81%	0.10% to 0.75%	1.12% to 1.78%
2016		888	$26.01 to $32.13	$26.35 to $32.77	$28,806	1.84%	0.10% to 0.75%	1.31% to 1.97%
2015		682	$25.96 to $31.86	$26.01 to $32.13	$21,664	1.55%	0.10% to 0.75%	0.21% to 0.86%
2014		541	$25.89 to $31.57	$25.96 to $31.86	$17,051	1.30%	0.10% to 0.75%	0.25% to 0.91%
2013		400	$26.00 to $31.49	$25.89 to $31.57	$12,521	1.40%	0.10% to 0.75%	(0.40)% to 0.25%

TIAA-CREF Small-Cap Blend Index Fund Sub-Account
2017		7,083	$45.73 to $48.62	$52.12 to $55.77	$387,010	1.49%	0.10% to 0.75%	13.97% to 14.71%
2016		7,326	$37.90 to $40.03	$45.73 to $48.62	$349,445	1.88%	0.10% to 0.75%	20.67% to 21.45%
2015		6,770	$39.83 to $41.80	$37.90 to $40.03	$265,985	1.67%	0.10% to 0.75%	(4.86)% to (4.24)%
2014		6,014	$38.17 to $39.79	$39.83 to $41.80	$247,317	1.67%	0.10% to 0.75%	4.37% to 5.05%
2013		5,637	$27.67 to $28.66	$38.17 to $39.79	$221,083	1.83%	0.10% to 0.75%	37.94% to 38.84%

TIAA-CREF Small-Cap Equity Fund Sub-Account
2017		5,727	$45.85 to $48.75	$52.35 to $56.01	$309,372	0.83%	0.10% to 0.75%	14.16% to 14.90%
2016		5,862	$38.51 to $40.67	$45.85 to $48.75	$277,713	1.13%	0.10% to 0.75%	19.08% to 19.85%
2015		4,913	$38.74 to $40.66	$38.51 to $40.67	$195,156	0.76%	0.10% to 0.75%	(0.61)% to 0.04%
2014		4,556	$36.51 to $38.06	$38.74 to $40.66	$181,608	0.80%	0.10% to 0.75%	6.12% to 6.81%
2013		3,859	$26.27 to $27.22	$36.51 to $38.06	$144,512	0.98%	0.10% to 0.75%	38.95% to 39.85%

TIAA-CREF Social Choice Equity Fund Sub-Account
2017		2,027	$43.54 to $46.29	$52.26 to $55.92	$109,344	2.11%	0.10% to 0.75%	20.03% to 20.81%
2016		1,426	$38.65 to $40.82	$43.54 to $46.29	$63,117	2.58%	0.10% to 0.75%	12.66% to 13.39%
2015		1,288	$39.89 to $41.86	$38.65 to $40.82	$50,531	1.81%	0.10% to 0.75%	(3.12)% to (2.49)%
2014		1,275	$36.13 to $37.67	$39.89 to $41.86	$51,546	1.49%	0.10% to 0.75%	10.42% to 11.14%
2013		1,192	$27.10 to $28.07	$36.13 to $37.67	$43,567	1.79%	0.10% to 0.75%	33.32% to 34.19%

American Beacon Bridgeway Large-Cap Growth Fund (Institutional Class) Sub-Account
2017	(n)	74	$26.10	$32.34	$2,403	1.18%	0.10%	23.77%

American Funds EuroPacific Growth Fund (Class R-6) Sub-Account
2017	(o)	7,166	$30.51 to $32.62	$39.70 to $42.73	$305,993	1.36%	0.10% to 0.75%	30.15% to 30.99%
2016		6,049	$30.43 to $32.33	$30.51 to $32.62	$197,219	1.59%	0.10% to 0.75%	0.25% to 0.90%
2015		5,960	$30.82 to $32.53	$30.43 to $32.33	$192,605	3.37%	0.10% to 0.75%	(1.28)% to (0.63)%
2014		4,993	$31.80 to $33.35	$30.82 to $32.53	$162,395	1.83%	0.10% to 0.75%	(3.08)% to (2.45)%
2013		3,634	$26.58 to $27.70	$31.80 to $33.35	$121,187	1.62%	0.10% to 0.75%	19.64% to 20.41%

American Funds Washington Mutual Investors (Class R-6) Sub-Account
2017	(o)	1,954	$41.88 to $46.59	$50.09 to $56.09	$109,501	2.20%	0.10% to 0.75%	19.62% to 20.39%
2016		2,038	$37.11 to $41.02	$41.88 to $46.59	$94,887	2.26%	0.10% to 0.75%	12.84% to 13.57%
2015		1,726	$37.36 to $41.03	$37.11 to $41.02	$70,797	2.21%	0.10% to 0.75%	(0.68)% to (0.03)%
2014		1,941	$33.77 to $36.84	$37.36 to $41.03	$79,606	2.42%	0.10% to 0.75%	10.66% to 11.38%
2013		1,188	$25.72 to $27.88	$33.77 to $36.84	$43,764	2.72%	0.10% to 0.75%	31.28% to 32.13%

Ariel Appreciation Fund (Institutional Class) Sub-Account
2017	(m)	42	$25.75	$29.04	$1,207	3.81%	0.10%	13.32%

Champlain Mid-Cap Fund (Institutional Class) Sub-Account
2017	(l)	174	$25.84	$30.41	$5,283	0.19%	0.10%	17.46%

Delaware Emerging Markets Fund (Class R-6) Sub-Account
2017	(l)	638	$26.54	$36.20	$23,110	3.41%	0.10%	37.23%

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2017		4,087	$20.10 to $20.85	$27.25 to $28.45	$116,137	2.11%	0.10% to 0.75%	35.56% to 36.44%
2016		2,876	$18.07 to $18.62	$20.10 to $20.85	$59,894	2.07%	0.10% to 0.75%	11.25% to 11.98%
2015		1,873	$21.62 to $22.14	$18.07 to $18.62	$34,852	2.21%	0.10% to 0.75%	(16.44)% to (15.89)%
2014		694	$22.16 to $22.55	$21.62 to $22.14	$15,339	2.41%	0.10% to 0.75%	(2.45)% to (1.81)%
2013		172	$23.05 to $23.30	$22.16 to $22.55	$3,870	2.11%	0.10% to 0.75%	(3.84)% to (3.22)%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-43

Notes to financial statements

TIAA Separate Account VA-3

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Dodge & Cox International Stock Fund Sub-Account
2017		1,798	$27.21 to $28.23	$33.47 to $34.95	$62,729	2.29%	0.10% to 0.75%	23.02% to 23.82%
2016		1,459	$25.32 to $26.10	$27.21 to $28.23	$41,103	2.23%	0.10% to 0.75%	7.46% to 8.15%
2015		1,600	$28.78 to $29.47	$25.32 to $26.10	$41,691	2.37%	0.10% to 0.75%	(12.02)% to (11.44)%
2014		822	$28.97 to $29.48	$28.78 to $29.47	$24,196	4.06%	0.10% to 0.75%	(0.67)% to (0.02)%
2013		291	$23.11 to $23.36	$28.97 to $29.48	$8,563	2.24%	0.10% to 0.75%	25.37% to 26.19%

JPMorgan Small-Cap Value Fund (Class R-6) Sub-Account
2017	(l)	192	$26.25	$26.88	$5,171	1.18%	0.10%	2.84%

Lazard International Equity Fund (Class R-6) Sub-Account
2017	(l)	633	$26.11	$31.39	$19,872	2.23%	0.10%	20.79%

Lord Abbett High Yield Fund (Class R-6) Sub-Account
2017	(l)	500	$25.69	$27.68	$13,831	5.92%	0.10%	7.72%

MFS Mid-Cap Value Fund (Class R-6) Sub-Account
2017	(l)	335	$25.83	$28.99	$9,709	1.28%	0.10%	12.08%

Nationwide Geneva Small-Cap Growth Fund (Institutional Class) Sub-Account
2017	(m)	29	$25.55	$31.04	$914	0.00%	0.10%	21.65%
Parnassus Fund (Institutional Class) Sub-Account
2017	(l)	34	$26.37	$30.09	$1,024	2.56%	0.10%	13.88%

T. Rowe Price® Institutional Large-Cap Growth Fund Sub-Account
2017		1,805	$45.80 to $57.32	$62.65 to $78.92	$142,025	0.31%	0.10% to 0.75%	36.80% to 37.69%
2016		1,183	$44.86 to $55.79	$45.80 to $57.32	$67,657	0.22%	0.10% to 0.75%	2.09% to 2.75%
2015		1,479	$41.06 to $50.73	$44.86 to $55.79	$82,404	0.04%	0.10% to 0.75%	9.26% to 9.97%
2014		1,114	$38.05 to $46.71	$41.06 to $50.73	$56,424	0.07%	0.10% to 0.75%	7.91% to 8.61%
2013		952	$26.54 to $32.37	$38.05 to $46.71	$44,369	0.05%	0.10% to 0.75%	43.36% to 44.30%

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (Investor Shares) Sub-Account
2017	(l)	407	$25.77	$30.95	$12,589	0.00%	0.10%	20.11%

Templeton Global Bond Fund (Class R-6) Sub-Account
2017	(m)	237	$26.16	$26.78	$6,341	4.14%	0.10%	2.35%

Vanguard 500 Index Fund (Admiral Shares) Sub-Account
2017	(l)	2,128	$25.93	$31.12	$66,216	2.24%	0.10%	19.56%

Vanguard Emerging Markets Stock Index Fund (Institutional Shares) Sub-Account
2017	(i)	974	$19.87 to $20.62	$25.92 to $27.07	$26,339	2.76%	0.10% to 0.75%	30.44% to 31.29%
2016		578	$17.92 to $18.47	$19.87 to $20.62	$11,903	2.87%	0.10% to 0.75%	10.90% to 11.62%
2015		272	$21.33 to $21.84	$17.92 to $18.47	$5,014	2.89%	0.10% to 0.75%	(15.98)% to (15.43)%
2014	(g)	227	$21.37 to $21.74	$21.33 to $21.84	$4,953	2.87%	0.10% to 0.75%	(0.17)% to 0.48%
2013		176	$22.66 to $22.91	$21.37 to $21.74	$3,826	2.89%	0.10% to 0.75%	(5.73)% to (5.11)%

Vanguard Equity-Income Fund (Admiral Shares) Sub-Account
2017	(l)	1,676	$25.91	$30.44	$51,002	3.09%	0.10%	17.29%

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2017	(j)	342	$38.83 to $40.29	$47.44 to $49.54	$16,896	0.49%	0.10% to 0.75%	22.16% to 22.96%
2016		333	$34.83 to $35.90	$38.83 to $40.29	$13,392	0.38%	0.10% to 0.75%	11.50% to 12.22%
2015		333	$36.68 to $37.57	$34.83 to $35.90	$11,928	0.27%	0.10% to 0.75%	(5.06)% to (4.44)%
2014		338	$35.57 to $36.19	$36.68 to $37.57	$12,664	0.18%	0.10% to 0.75%	3.13% to 3.81%
2013		239	$24.82 to $25.09	$35.57 to $36.19	$8,634	0.05%	0.10% to 0.75%	43.28% to 44.22%

Vanguard Extended Market Index Fund (Admiral Shares) Sub-Account
2017	(l)	1,166	$26.05	$30.24	$35,271	1.63%	0.10%	16.09%

B-44	Statement of Additional Information ∎ TIAA Separate Account VA-3

concluded

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2017	(j)	351	$27.68 to $28.72	$27.93 to $29.16	$10,195	1.83%	0.10% to 0.75%	0.90% to 1.56%
2016		333	$27.56 to $28.41	$27.68 to $28.72	$9,532	1.54%	0.10% to 0.75%	0.43% to 1.08%
2015		167	$27.35 to $28.01	$27.56 to $28.41	$4,732	1.66%	0.10% to 0.75%	0.76% to 1.42%
2014		87	$26.42 to $26.88	$27.35 to $28.01	$2,441	1.68%	0.10% to 0.75%	3.54% to 4.22%
2013		26	$27.46 to $27.76	$26.42 to $26.88	$707	1.46%	0.10% to 0.75%	(3.81)% to (3.18)%

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2017		3,509	$42.97 to $44.58	$50.97 to $53.23	$186,667	1.41%	0.10% to 0.75%	18.62% to 19.39%
2016		3,381	$37.21 to $38.36	$42.97 to $44.58	$150,674	1.88%	0.10% to 0.75%	15.47% to 16.22%
2015		3,355	$38.98 to $39.92	$37.21 to $38.36	$128,657	1.60%	0.10% to 0.75%	(4.52)% to (3.90)%
2014		2,911	$36.92 to $37.57	$38.98 to $39.92	$116,172	1.87%	0.10% to 0.75%	5.56% to 6.25%
2013		1,566	$26.19 to $26.47	$36.92 to $37.57	$58,815	1.99%	0.10% to 0.76%	40.98% to 41.90%

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2017	(k)	5,217	$44.79 to $46.47	$49.71 to $51.91	$270,551	2.04%	0.10% to 0.75%	10.97% to 11.69%
2016		3,406	$36.21 to $37.32	$44.79 to $46.47	$158,171	2.06%	0.10% to 0.75%	23.72% to 24.52%
2015		2,266	$38.31 to $39.23	$36.21 to $37.32	$84,509	2.25%	0.10% to 0.75%	(5.49)% to (4.87)%
2014		817	$34.96 to $35.58	$38.31 to $39.23	$32,024	3.17%	0.10% to 0.75%	9.57% to 10.28%
2013		287	$25.82 to $26.11	$34.96 to $35.58	$10,194	2.36%	0.10% to 0.75%	35.39% to 36.27%

Vanguard Total Bond Market Index Fund (Admiral Shares) Sub-Account
2017	(l)	693	$25.26	$25.98	$18,012	2.54%	0.10%	3.22%

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2017	(j)	6,566	$38.17 to $39.60	$43.50 to $45.42	$297,929	2.69%	0.10% to 0.75%	13.96% to 14.70%
2016		4,390	$34.64 to $35.71	$38.17 to $39.60	$173,629	2.73%	0.10% to 0.75%	10.19% to 10.90%
2015		3,211	$34.88 to $35.72	$34.64 to $35.71	$114,530	2.80%	0.10% to 0.75%	(0.69)% to (0.04)%
2014		1,522	$32.00 to $32.56	$34.88 to $35.72	$54,282	2.71%	0.10% to 0.75%	9.00% to 9.71%
2013		897	$26.94 to $27.24	$32.00 to $32.56	$29,170	2.76%	0.10% to 0.75%	18.77% to 19.54%

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2017	(p)	3,942	$30.52 to $42.33	$32.41 to $45.24	$177,197	3.09%	0.10% to 0.75%	6.17% to 6.86%
2016		2,540	$29.34 to $40.43	$30.52 to $42.33	$106,781	3.72%	0.10% to 0.75%	4.02% to 4.69%
2015		1,781	$29.18 to $39.94	$29.34 to $40.43	$71,618	3.14%	0.10% to 0.75%	0.57% to 1.22%
2014		1,411	$27.30 to $37.13	$29.18 to $39.94	$56,105	3.46%	0.10% to 0.75%	6.89% to 7.59%
2013		1,259	$27.80 to $37.56	$27.30 to $37.13	$46,539	3.12%	0.10% to 0.75%	(1.80)% to (1.16)%

(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub- Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.
(g)	Effective October 24, 2014, all shares of the underlying mutual fund converted from the Signal share class to the Admiral share class.
(h)	Sub-Account commenced operations January 22, 2016.
(i)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Admiral share class to the Institutional share class.
(j)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Investor share class to the Admiral share class.
(k)	Effective January 20, 2017, all shares of the underlying mutual fund converted from the Investor share class to the Institutional share class.
(l)	Sub-Account commenced operations January 6, 2017.
(m)	Sub-Account commenced operations January 9, 2017.
(n)	Sub-Account commenced operations January 10, 2017.
(o)	Effective June 30, 2017, all shares of the underlying mutual fund converted from the R-5 share class to the R-6 share class.
(p)	Effective June 30, 2017, all shares of the underlying mutual fund converted from the Class I share class to the Class IS share class.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-45

Report of independent auditor

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2017 and 2016, and the related statutory-basis statements of operations and changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2017.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on u.s. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 14, 2018

B-46	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2017	2016

ADMITTED ASSETS
Bonds	$184,895	$185,216
Preferred stocks	338	170
Common stocks	5,680	3,391
Mortgage loans	26,597	21,101
Real estate	2,078	2,230
Cash, cash equivalents and short-term investments	640	605
Contract loans	1,680	1,587
Derivatives	244	526
Securities lending collateral assets	706	649
Other long-term investments	30,165	27,512
Investment income due and accrued	1,794	1,787
Net deferred federal income tax asset	1,964	3,208
Other assets	770	703
Separate account assets	37,596	33,757
Total admitted assets	$295,147	$282,442

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$207,664	$201,447
Dividends due to policyholders	1,884	1,932
Interest maintenance reserve	2,136	1,706
Federal income taxes payable	17	22
Asset valuation reserve	5,388	4,167
Derivatives	470	62
Payable for collateral for securities loaned	706	649
Other liabilities	2,981	3,137
Separate account liabilities	37,565	33,737
Total liabilities	258,811	246,859

Capital and contingency reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	5,041	4,000
Contingency Reserves:
For investment losses, annuity and insurance mortality, and other risks	31,292	31,580
Total capital and contingency reserves	36,336	35,583
Total liabilities, capital and contingency reserves	$295,147	$282,442

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-47

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2017	2016	2015

REVENUES
Insurance and annuity premiums and other considerations	$16,644	$16,595	$13,659
Annuity dividend additions	1,503	1,970	1,574
Net investment income	11,875	11,907	11,335
Other revenue	371	325	289
Total revenues	$30,393	$30,797	$26,857

BENEFITS AND EXPENSES
Policy and contract benefits	$16,206	$14,385	$14,575
Dividends to policyholders	3,212	3,813	3,334
Increase in policy and contract reserves	6,115	7,461	3,922
Net operating expenses	2,123	1,620	1,643
Net transfers to separate accounts	1,123	1,851	1,725
Total benefits and expenses	$28,779	$29,130	$25,199

Income before federal income taxes and net realized capital gains (losses)	$1,614	$1,667	$1,658
Federal income tax expense (benefit)	(4)	16	(83)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(598)	(161)	(487)
Net income	$1,020	$1,490	$1,254

B-48	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total
Balance, December 31, 2014	$3	$4,000	$29,917	$33,920
Net income	—	—	1,254	1,254
Change in net unrealized capital gains on investments	—	—	(1,433)	(1,433)
Change in asset valuation reserve	—	—	1,110	1,110
Change in net deferred income tax	—	—	(160)	(160)
Change in post-retirement benefit liability	—	—	1	1
Change in non-admitted assets:
Deferred federal income tax asset	—	—	147	147
Other assets	—	—	(104)	(104)
Balance, December 31, 2015	$3	$4,000	$30,732	$34,735

Net income	—	—	1,490	1,490
Change in net unrealized capital losses on investments	—	—	(481)	(481)
Change in asset valuation reserve	—	—	(257)	(257)
Change in net deferred income tax	—	—	(272)	(272)
Change in post-retirement benefit liability	—	—	4	4
Change in non-admitted assets:
Deferred federal income tax asset	—	—	271	271
Other assets	—	—	93	93
Balance, December 31, 2016	$3	$4,000	$31,580	$35,583

Net income	—	—	1,020	1,020
Change in net unrealized capital losses on investments	—	—	1,070	1,070
Change in asset valuation reserve	—	—	(1,221)	(1,221)
Change in net deferred income tax	—	—	(4,554)	(4,554)
Change in post-retirement benefit liability	—	—	(5)	(5)
Change in non-admitted assets:
Deferred federal income tax asset	—	—	3,310	3,310
Other assets	—	—	92	92
Change in surplus notes	—	1,041	—	1,041
Balance, December 31, 2017	$3	$5,041	$31,292	$36,336

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-49

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2017	2016	2015

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$16,650	$16,599	$13,666
Net investment income	11,301	11,324	10,776
Miscellaneous income	361	317	281
Total receipts	28,312	28,240	24,723
Policy and contract benefits	16,128	14,449	14,211
Operating expenses	1,729	1,560	1,756
Dividends paid to policyholders	1,756	1,819	1,794
Federal income tax expense (benefit)	(16)	15	(108)
Net transfers to separate accounts	1,127	1,814	1,726
Total disbursements	20,724	19,657	19,379
Net cash from operations	7,588	8,583	5,344

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	27,267	25,064	22,145
Stocks	1,298	529	819
Mortgage loans and real estate	1,464	2,342	2,419
Other invested assets	2,213	2,314	2,624
Miscellaneous proceeds	52	622	333
Cost of investments acquired:
Bonds	25,622	28,844	23,440
Stocks	3,489	1,005	1,167
Mortgage loans and real estate	6,684	4,593	6,145
Other invested assets	3,923	4,457	4,047
Miscellaneous applications	1,076	191	254
Net cash used in investments	(8,500)	(8,219)	(6,713)

CASH FROM FINANCING AND OTHER
Proceeds from issuance of surplus notes	1,994	—	—
Extinguishment of surplus notes	(950)	—	—
Premium paid on extinguishment of surplus notes	(373)	—	—
Net deposits on deposit-type contracts funds	24	(7)	20
Other cash provided (applied)	252	(285)	340
Net cash from (used in) financing and other	947	(292)	360
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	35	72	(1,009)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	605	533	1,542

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$640	$605	$533

B-50	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

Basis of presentation:

The financial statements of Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

			For the Years Ended December 31,
(in millions)	SSAP#	F/S Line	2017	2016	2015
Net income, NAIC SAP			$1,021	$1,491	$1,254
New York SAP Prescribed Practices that is an increase/(decrease) from NAIC SAP:
Additional reserves for term conversions	51R	Increase in policy and contract reserves	(1)	(1)	—
Net income, New York SAP			$1,020	$1,490	$1,254

Capital and Contingency Reserves, NAIC SAP			$36,358	$35,604	$34,755
New York SAP Prescribed Practices that is an increase/(decrease) from NAIC SAP:
Additional reserves for:
Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	(22)	(21)	(20)
Capital and contingency reserves, New York SAP			$36,336	$35,583	$34,735

The Company’s risk based capital as of December 31, 2017 and 2016 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

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continued

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value. Exchange Traded Funds identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office as qualifying for bond treatment are stated at fair value.

Pursuant to the NAIC adopted modifications to SSAP No. 26R, Bonds, which were effective December 31, 2017, the Company holds Securities Valuations Office (“SVO”) identified bond exchange traded funds (“ETFs”). These ETFs are reported at fair value, and the Company has not elected systematic value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair value of preferred stocks is determined using prices provided by independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Long-term Investments: Other long-term investments primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s percentage of the most recent available financial statements based on the underlying U.S. GAAP, International Financial Reporting Standards or U.S. Tax basis equity, generally measured at fair value, as reflected on the respective entity’s financial statements.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to 12 months at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, or asset replication purposes.

Derivatives used by the Company may include swaps, forwards, futures or options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. A currency translation adjustment computed at the spot rate is recorded for these foreign currency swaps as an unrealized gain or loss. The derivative component of a Replication (Synthetic Asset) Transaction (“RSAT”) is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet and carried at amortized cost. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under a netting agreement.

B-54	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non- admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2017	2016	Change
Net deferred federal income tax asset	$3,720	$7,030	$(3,310)
Furniture and electronic data processing equipment	532	583	(51)
Other long-term investments	126	141	(15)
Receivable from parent, subsidiaries and affiliates	27	28	(1)
Other	202	227	(25)
Total	$4,607	$8,009	$(3,402)

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2017	2016
EDP equipment and computer software	$1,424	$1,588
Furniture and equipment and leasehold improvements	$102	$462

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”): Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in December of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2017	2016	2015
Exchange/transfer/conversion/distribution of invested assets	$5,003	$2,753	$4,302
Capitalized interest	351	310	308
Total	$5,354	$3,063	$4,610

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continued

Application of new accounting pronouncements:

In June 2016, the NAIC adopted substantive revisions to SSAP No. 51, Life Contracts, to incorporate references to the Valuation Manual (“VM”) and to facilitate the implementation of Principles-Based Reserving (“PBR”), which was effective on January 1, 2017. The adoption of PBR will be phased-in over three years, and only applies to new policies issued after the revised Standard Valuation Law and VM are in effect. Under the current system of reserving, formulas and assumptions are used to determine reserves as prescribed by state laws and regulations. Under PBR, companies will hold the higher of (a) the reserve using prescribed methods and assumptions and (b) the PBR reserve which considers a range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. The adoption of the modifications to SSAP No. 51 relating to PBR will not affect the in-force block of business issued prior to the effective date.

In August 2016, the NAIC adopted and made effective modifications to SSAP No. 51, Life Contracts. These modifications clarify that annual assumption changes from reserving methods used in PBR would not qualify as a change in valuation basis. Changes in valuation basis are recorded directly to surplus instead of through income. This modification was made to accommodate PBR when it becomes effective and subsequent implementations.

The Company’s state of domicile, New York, has not yet adopted PBR into law. When New York adopts PBR it will apply to the Company. Until New York adopts PBR, the Company will continue to follow New York requirements, which are formula based reserves. The Company is still evaluating the NAIC guidance and does not anticipate a material impact on surplus.

In April 2017, the NAIC adopted modifications to SSAP No. 26R, Bonds, which were effective December 31, 2017. These modifications remove SVO-identified instruments from the definition of a bond and provide separate statutory accounting guidance for these instruments, commonly referred to as SVO-Identified bond ETFs. The specific guidance for SVO-identified instruments includes a requirement for these instruments to be reported at fair value (using net asset value (“NAV”) as a practical expedient), unless the investment qualifies for, and the reporting entity elects, use of a documented systematic value approach in accordance with the guidance. Revisions also incorporate the definition of a security within the definition of a bond, and incorporate definitions for non-bond, fixed-income instruments. These modifications did not have a significant impact on the Company’s financial statements.

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2017
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$32,407	$3,330	$(42)	$35,695
All other governments	5,071	473	(15)	5,529
States, territories and possessions	632	73	(1)	704
Political subdivisions of states, territories, and possessions	1,058	90	(10)	1,138
Special revenue and special assessment, non-guaranteed agencies and government	18,353	1,124	(63)	19,414
Credit tenant loans	9,324	792	(26)	10,090
Industrial and miscellaneous	116,877	7,697	(432)	124,142
Hybrids	343	73	(6)	410
Parent, subsidiaries and affiliates	830	—	(4)	826
Total	$184,895	$13,652	$(599)	$197,948

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Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2016
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$36,814	$3,107	$(79)	$39,842
All other governments	4,890	388	(59)	5,219
States, territories and possessions	715	70	(11)	774
Political subdivisions of states, territories, and possessions	816	35	(30)	821
Special revenue and special assessment, non-guaranteed agencies and government	16,612	1,034	(157)	17,489
Credit tenant loans	8,215	637	(71)	8,781
Industrial and miscellaneous	115,929	6,187	(1,359)	120,757
Hybrids	432	57	(17)	472
Parent, subsidiaries and affiliates	793	—	(7)	786
Total	$185,216	$11,515	$(1,790)	$194,941

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2017
Loan-backed and structured bonds	$4,983	$(42)	$4,941	$6,388	$(193)	$6,195
All other bonds	7,234	(111)	7,123	8,123	(278)	7,845
Total bonds	$12,217	$(153)	$12,064	$14,511	$(471)	$14,040
Unaffiliated common stocks	121	(4)	117	31	(8)	23
Total bonds and stocks	$12,338	$(157)	$12,181	$14,542	$(479)	$14,063

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2016
Loan-backed and structured bonds	$11,144	$(333)	$10,811	$2,457	$(137)	$2,320
All other bonds	28,164	(970)	27,194	4,182	(370)	3,812
Total bonds	$39,308	$(1,303)	$38,005	$6,639	$(507)	$6,132
Unaffiliated common stocks	177	(7)	170	118	(21)	97
Total bonds and stocks	$39,485	$(1,310)	$38,175	$6,757	$(528)	$6,229

B-58	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other–than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2017		December 31, 2016
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value
Due in one year or less	$2,929	$2,985	$2,741	$2,788
Due after one year through five years	24,316	25,260	21,217	22,309
Due after five years through ten years	39,020	40,492	42,787	43,657
Due after ten years	58,479	65,571	54,802	58,970
Subtotal	124,744	134,308	121,547	127,724
Residential mortgage-backed securities	31,760	33,980	35,063	37,514
Commercial mortgage-backed securities	10,358	10,503	10,685	10,857
Asset-backed securities	17,994	19,118	17,324	18,258
Exchange-traded funds	39	39	597	588
Subtotal	60,151	63,640	63,669	67,217
Total	$184,895	$197,948	$185,216	$194,941

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2017	2016
Residential mortgage-backed securities	17.2%	18.9%
Manufacturing	11.5	11.4
Public utilities	10.2	9.8
Asset-backed securities	9.7	9.4
U.S. governments	8.1	8.6
Other	7.9	7.5
Services	7.3	6.6
Finance and financial services	6.9	6.6
Revenue and special obligations	5.8	4.8
Commercial mortgage-backed securities	5.6	5.8
Oil and gas	4.4	5.0
Communications	2.7	3.0
All other governments	2.7	2.6
Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (dollars in millions):

	2017		2016
NAIC 1 and 2	$167,373	90.5%	$168,741	91.1%
NAIC 3 through 6	17,522	9.5	16,475	8.9
Total	$184,895	100.0%	$185,216	100.0%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-59

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Sub-prime exposure: The following table presents the carrying value of the sub-prime residential mortgage-backed securities by investment grade as of December 31, (dollars in millions):

	2017		2016
NAIC 1 and 2	$1,431	98.7%	$1,918	98.3%
NAIC 3 through 6	19	1.3%	34	1.7%
Total	$1,450	100.0%	$1,952	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2017 and 2016, the Company recognized OTTI on loan-backed and structured securities of $8 million and $21 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2017	2016
Carrying amount of bonds and stocks denominated in foreign currency	$3,160	$2,542
Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$830	$793

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2017	2016
Commercial loans	$22,806	$18,003
Mezzanine loans	2,563	1,741
Residential loans	1,228	1,357
Total	$26,597	$21,101

The maximum and minimum lending rates for mortgage loans originated or purchased during 2017 and 2016 are as follows:

	2017		2016
Loan Type	Maximum	Minimum	Maximum	Minimum
Commercial loans	6.11%	2.90%	6.00%	3.03%
Mezzanine loans	9.16%	4.69%	6.26%	5.85%
Residential loans	4.15%	3.55%	4.63%	3.10%

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2017 and 2016 are as follows:

	Maximum LTV
Loan Type	2017	2016
Commercial loans	79.9%	69.7%
Mezzanine loans	75.5%	76.2%
Residential loans	74.9%	80.0%

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2017 and 2016 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

B-60	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Credit quality

For commercial mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of commercial mortgage loans at December 31, are as follows (dollars in millions):

	Recorded Investment—Commercial
	Loan-to-value Ratios
2017	> 70%	< 70%	Total	% of Total
Debt service coverage ratios:
Greater than 1.20x	$2,175	$21,547	$23,722	93.1%
Less than 1.20x	483	1,161	1,644	6.5%
Construction	92	—	92	0.4%
Total	$2,750	$22,708	$25,458	100.0%

	Recorded Investment—Commercial
	Loan-to-value Ratios
2016	> 70%	< 70%	Total	% of Total
Debt service coverage ratios:
Greater than 1.20x	$2,284	$15,795	$18,079	91.3%
Less than 1.20x	699	961	1,660	8.4%
Construction	67	—	67	0.3%
Total	$3,050	$16,756	$19,806	100.0%

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (dollars in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2017
Recorded investment
Current	$—	$—	$1,227	$—	$22,884	$2,574	$26,685
30–59 days past due	$—	$—	$4	$—	$—	$—	$4
60–89 days past due	$—	$—	$—	$—	$—	$—	$—
90–179 days past due	$—	$—	$1	$—	$—	$—	$1
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$4,235	$2,516	$6,751
2016
Recorded investment
Current	$—	$—	$1,359	$—	$18,058	$1,748	$21,165
30–59 days past due	$—	$—	$1	$—	$—	$—	$1
60–89 days past due	$—	$—	$—	$—	$—	$—	$—
90–179 days past due	$—	$—	$—	$—	$—	$—	$—
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$3,858	$1,704	$5,562

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-61

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31,

	Mortgage Loans by Property Type (Commercial & Residential):
	2017	2016
	% of Total	% of Total
Office buildings	32.4%	32.3%
Shopping centers	28.9	28.1
Apartments	15.6	13.8
Industrial buildings	13.1	13.6
Other—commercial	5.4	5.8
Residential	4.6	6.4
Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2017		2016
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential
South Atlantic	25.1%	16.0%	26.5%	16.1%
Pacific	17.4	44.4	17.0	44.3
South Central	14.6	6.8	16.8	6.9
Middle Atlantic	15.8	14.4	16.3	14.1
North Central	8.8	3.2	11.2	3.1
New England	8.4	5.5	6.7	5.7
Other	9.9	9.7	5.5	9.8
Total	100.0%	100.0%	100.0%	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV.

South Central states are AL, AR, KY, LA, MS, OK, TN and TX.

Middle Atlantic states are PA, NJ and NY.

Pacific states are AK, CA, HI, OR and WA.

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI.

New England states are CT, MA, ME, NH, RI and VT.

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2017	2016
	Carrying Value	Carrying Value
Due in one year or less	$571	$412
Due after one year through five years	5,666	3,177
Due after five years through ten years	14,749	12,425
Due after ten years	5,611	5,087
Total	$26,597	$21,101

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There are no mortgage loans with interest more than 180 days past due at December 31, 2017 or 2016.

B-62	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Mortgage loans of $43 million at December 31, 2016, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates. There were no mortgage loans due from related parties as of December 31, 2017.

Note 5—real estate

At December 31, 2017 and 2016, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $5 million of third party mortgage encumbrances as of December 31, 2017, and none for December 31, 2016.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type:
	2017	2016
	% of Total	% of Total
Industrial buildings	39.2%	38.3%
Office buildings	28.5	27.2
Apartments	19.7	18.8
Retail	7.1	6.8
Mixed-use projects	4.2	7.7
Land under development	1.3	1.2
Total	100.0%	100.0%

	Directly Owned Real Estate by Geographic Region:
	2017	2016
	% of Total	% of Total
Pacific	63.0%	60.9%
South Atlantic	25.7	24.5
Middle Atlantic	8.4	7.9
South Central	2.1	2.1
North Central	0.8	4.6
Total	100.0%	100.0%

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted.

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in subsidiary, controlled and affiliated (SCA) entities which are reported as common stock or other long-term investments. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2017	2016
Net carrying value of the SCA entities
Reported as common stock	$4,665	$2,080
Reported as other long-term investments	22,777	20,666
Total net carrying value	$27,442	$22,746

On June 9, 2017, the Company acquired EverBank Financial Corp (“EFC”), inclusive of its wholly-owned subsidiary EverBank, for $2,648 million. EverBank and TIAA-CREF Trust Company, FSB were subsequently combined under the legal name TIAA, FSB (the “Bank”) and will be held by the Company’s wholly-owned holding company TIAA FSB Holdings, Inc (“Holdings”).

Other than as disclosed above, for the years ended December 31, 2017, 2016 and 2015, the Company did not have any related party transactions which exceeded one-half of 1% of the Company’s admitted assets.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-63

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

As of December 31, 2017 and 2016, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries.

The following tables provide information on the Company’s significant investments in non-insurance SCA entities reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investments as of December 31, 2017 (in millions):

2017
SCA Entities		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
TIAA FSB Holdings, Inc.		100%	$3,331	$3,331	$—

2017
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N
TIAA FSB Holdings, Inc.	Sub-1	8/24/2017	N/A	Y	N/A

The Company held bonds of affiliates at December 31, 2017 and 2016 of $848 million and $929 million, respectively.

As of December 31, 2017 and 2016, the net amount due to SCA entities was $442 million and $255 million, respectively. The net amounts are generally settled on a daily basis with the exception of several investment and operating SCA entities which settle on a monthly basis. During 2017, the Company created a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $469 million as of December 31, 2017.

There are no guarantees or undertakings, written or otherwise, for the benefit of an affiliate or a related party that resulted in a material contingent exposure of the reporting entity’s or any related party’s assets or liabilities.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

The Company’s carrying value in downstream non-insurance holding companies is $6,589 million and $10,115 million as of December 31, 2017 and 2016, respectively. Significant holdings as of December 31, are as follows (in millions):

	2017	2016
Subsidiary	Carrying Value	Carrying Value
TIAA Global Ag Holdco LLC	$979	$916
TIAA Super Regional Mall Member Sub LLC	824	782
TIAA Infrastructure Investments, LLC	658	289
Occator Agricultural Properties, LLC	493	441
TIAA Oil and Gas Investments, LLC	448	645
T-C Europe, LP	445	369
T-C Lux Fund Holdings LLC	358	189
TIAA-Stonepeak Investments I, LLC	312	268
T-C HV Member LLC	252	258
730 Power Development, LLC	251	102
Infra Alpha LLC	198	312
T-C Waterford Blue Lagoon LLC	197	202
T-C MV Member LLC	175	—
TIAA GTR Holdco LLC	142	75
Other	857	635
Nuveen, LLC *	—	4,632
Total	$6,589	$10,115

*	Nuveen, LLC (“Nuveen”) was formerly known as TIAA Global Asset Management, LLC. The 2017 financial statements will be audited at the holding company level, and therefore is no longer valued by the Company utilizing the look through approach defined in SSAP97.

B-64	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Note 7—other long-term investments

The components of the Company’s carrying value in other long term investments are (in millions):

	2017	2016
Affiliated other invested assets	$22,777	$20,666
Unaffiliated other invested assets	7,007	6,780
Other long-term assets	381	66
Total other long-term investments	$30,165	$27,512

As of December 31, 2017 and 2016, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2017	2016
Real Estate	$5,897	$5,258
Operating subsidiaries and affiliates	5,213	4,762
Securities	5,053	4,367
Agriculture and timber	4,399	4,458
Energy and infrastructure	2,215	1,821
Total affiliated other invested assets	$22,777	$20,666

Of the $5,213 million and $4,762 million of operating subsidiaries and affiliates as of December 31, 2017 and 2016, $5,064 million and $4,632 million were attributed to Nuveen, respectively.

As of December 31, 2017 and 2016, unaffiliated other invested assets consist primarily of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other long-term investments for which the carrying value is not expected to be recovered:

	2017	2016	2015
OTTI	$454	$384	$296

The following table presents the carrying value for other long-term investments denominated in foreign currency for the years ended December 31, (in millions):

	2017	2016
Other long-term investments denominated in foreign currency	$1,678	$1,765

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2017, is shown below by asset category (in millions):

	2018	In later years	Total Commitments
Bonds	$429	$82	$511
Stocks	96	60	156
Mortgage loans	413	—	413
Other long-term investments	2,067	3,576	5,643
Total	$3,005	$3,718	$6,723

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-65

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2017	2016	2015
Bonds	$8,709	$8,879	$8,823
Stocks	43	146	76
Mortgage loans	1,055	937	846
Real estate	237	222	236
Derivatives	109	57	17
Other long-term investments	2,242	2,239	1,753
Cash, cash equivalents and short-term investments	9	6	3
Total gross investment income	12,404	12,486	11,754
Less investment expenses	(723)	(725)	(685)
Net investment income before amortization of IMR	11,681	11,761	11,069
Plus amortization of IMR	194	146	266
Net investment income	$11,875	$11,907	$11,335

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2017	2016	2015
Bonds	$632	$(204)	$(380)
Stocks	(116)	16	(85)
Mortgage loans	(8)	(17)	14
Real estate	67	226	83
Derivatives	(131)	125	324
Other long-term investments	(470)	(358)	(320)
Cash, cash equivalents and short-term investments	51	(23)	(36)
Total before capital gains taxes and transfers to IMR	25	(235)	(400)
Transfers to IMR	(623)	74	(87)
Net realized capital losses less capital gains taxes, after transfers to IMR	$(598)	$(161)	$(487)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2017	2016	2015
Other-than-temporary impairments:
Bonds	$66	$90	$274
Stocks	311	46	284
Mortgage Loans	—	2	—
Other long-term investments	454	384	296
Total	$831	$522	$854

Information related to the sales of long term bonds are as follows for the years ended December 31, (in millions):

	2017	2016	2015
Proceeds from sales	$13,664	$10,436	$6,249
Gross gains on sales	$745	$243	$120
Gross losses on sales	$122	$321	$58

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

B-66	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Note 10—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2017 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$197,948	$184,895	$39	$193,053	$4,856
Common stock	1,015	1,015	812	—	203
Preferred stock	406	338	43	19	344
Mortgage loans	26,742	26,597	—	—	26,742
Derivatives	291	244	—	153	138
Contract loans	1,680	1,680	—	—	1,680
Separate account assets	37,599	37,596	12,716	4,845	20,038
Cash, cash equivalents & short term investments	641	640	280	361	—
Total	$266,322	$253,005	$13,890	$198,431	$54,001

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$1,062	$1,062	$—	$—	$1,062
Separate account liabilities	37,565	37,565	—	—	37,565
Derivatives	482	470	—	482	—
Total	$39,109	$39,097	$—	$482	$38,627

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-67

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2016 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$194,941	$185,216	$588	$190,710	$3,643
Common stock	1,311	1,311	788	—	523
Preferred stock	217	170	31	18	168
Mortgage loans	21,320	21,101	—	—	21,320
Derivatives	552	526	—	516	36
Contract loans	1,587	1,587	—	—	1,587
Separate account assets	33,756	33,757	9,623	4,665	19,468
Cash, cash equivalents & short term investments	605	605	432	35	138
Total	$254,289	$244,273	$11,462	$195,944	$46,883

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$1,010	$1,010	$—	$—	$1,010
Separate account liabilities	33,737	33,737	—	—	33,737
Derivatives	77	62	—	77	—
Total	$34,824	$34,809	$—	$77	$34,747

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2017 and 2016. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bonds included in level 1 represent SVO-identified exchange traded funds that qualify for bond treatment, which are valued using quoted market prices. Cash, cash equivalents and short term investments include currency denominated in US Dollars.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

B-68	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31, (in millions):

	2017
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
U.S. Government	$—	$872	$—	$872
Industrial and miscellaneous	39	79	65	183
Total bonds	$39	$951	$65	$1,055
Common stock
Industrial and miscellaneous	$812	$—	$203	$1,015
Total common stocks	$812	$—	$203	$1,015
Derivatives
Interest rate contracts	$—	$3	$—	$3
Foreign exchange contracts	—	125	—	125
Total derivatives	$—	$128	$—	$128
Separate accounts assets	$12,706	$3,887	$20,038	$36,631
Total assets at fair value	$13,557	$4,966	$20,306	$38,829

Liabilities at fair value:
Derivatives
Foreign exchange contracts	$—	$414	$—	$414
Commodity forwards	—	18	—	18
Credit default swaps	—	14	—	14
Total liabilities at fair value	$—	$446	$—	$446

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-69

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2016
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$130	$28	$158
Total bonds	$—	$130	$28	$158
Common stock
Industrial and miscellaneous	$788	$—	$523	$1,311
Total common stocks	$788	$—	$523	$1,311
Derivatives
Interest rate contracts	$—	$4	$—	$4
Foreign exchange contracts	—	453	—	453
Total derivatives	$—	$457	$—	$457
Separate accounts assets	$9,601	$4,054	$19,468	$33,123
Total assets at fair value	$10,389	$4,641	$20,019	$35,049

Liabilities at fair value:
Derivatives
Foreign exchange contracts	$—	$37	$—	$37
Credit default swaps	—	11	—	11
Total liabilities at fair value	$—	$48	$—	$48

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

As of December 31, 2017 and 2016 the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2017 (in millions):

	Beginning Balance at 1/1/2017	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2017
Bonds	$28	$68	[a]	$(35)[b]	$(6)	$11	$—	$—	$(1)	65
Common stock	523	—		(22)[c]	85	(54)	414	(739)	(4)	203
Separate account assets	19,468	—		—	(10)	327	1,087	(570)	(264)	20,038
Total	$20,019	$68		$(57)	$69	$284	$1,501	$(1,309)	$(269)	$20,306

[a]	The Company transferred bonds into Level 3 that were measured and reported at fair value.
[b]	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
[c]	The Company transferred common stocks out of Level 3 due to the availability of observable market data used in the valuation of these securities.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2016 (in millions):

	Beginning Balance at 1/1/2016	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2016
Bonds	$33	$29	[a]	$(36)[c]	$—	$4	$—	$—	$(2)	$28
Common stock	502	4	[b]	—	(2)	18	135	(123)	(11)	523
Preferred stock	9	—		(10)[d]	—	1	—	—	—	—
Separate account assets	17,321	—		—	(2)	572	1,708	(217)	86	19,468
Total	$17,865	$33		$(46)	$(4)	$595	$1,843	$(340)	$73	$20,019

[a]	The Company transferred bonds into Level 3 that were measured and reported at fair value.

B-70	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

[b]	The Company transferred common stocks into Level 3 due to the lack of observable market data used in the valuation of these securities.
[c]	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
[d]	The Company transferred preferred stocks out of Level 3 that were no longer measured and reported at fair value.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative Information Regarding Level 3 Fair Value Measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2017 (dollars in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Fixed maturity securities:
RMBS	$5	Discounted cash Flow	Discount rate	5.5%–8.5%	7.4%
		Market comparable	Credit analysis/market comparable	$92.50	$92.50
CMBS	$1	Market comparable	Credit analysis/market comparable	$27.23	$27.23
ABS	$34	Discounted cash Flow	Discount rate	8.7%	8.7%
		Market Comparable	Discount rate	1.7%	1.7%
Corporate and other bonds	$25	Discounted cash flow	Discount rate	14.2%	14.2%
		Market comparable	Credit analysis/market comparable	$7.15	$7.15
Equity securities:
Common stock[1]	$203	Market comparable	EBITDA multiple	9.0x–14.0x	12.1x
		Equity method	Book value multiple	1.0x	1.0x
		Market comparable	Credit analysis/market comparable	$1.00–$1000.00	$508.31

[1]	Included in Level 3 Common Stock is the Company’s holdings in FHLB of NY’s stock as described in Note 20—FHLBNY Membership and Borrowings. As prescribed in the FHLB of NY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLB of NY stock, these securities have been classified as Level 3.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Separate account assets:	$21,977
Real estate properties and real estate joint ventures
Office properties		Income approach—discounted cash flow	Discount rate	5.5%–8.0%	6.5%
			Terminal capitalization rate	4.5%–7.0%	5.5%
		Income approach—direct capitalization	Overall capitalization rate	3.8%–7.0%	4.8%
Industrial properties		Income approach—discounted cash flow	Discount rate	5.5%–8.9%	6.8%
			Terminal capitalization rate	4.5%–8.3%	5.5%
		Income approach—direct capitalization	Overall capitalization rate	4.0%–7.5%	5.0%
Residential properties		Income approach—discounted cash flow	Discount rate	5.0%–8.0%	6.1%
			Terminal capitalization rate	3.5%–6.5%	4.8%
		Income approach—direct capitalization	Overall capitalization rate	3.3%–6.0%	4.3%
Retail properties		Income approach—discounted cash flow	Discount rate	5.0%–10.5%	6.4%
			Terminal capitalization rate	4.3%–8.8%	5.2%
		Income approach—direct capitalization	Overall capitalization rate	3.8%–8.8%	4.7%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-71

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage loans payable	$(2,238)
Office and industrial properties		Discounted cash flow	Loan to value ratio	37.7%–69.5%	45.6%
			Equivalency rate	3.7%–5.2%	3.9%
		Net present value	Loan to value ratio	37.7%–69.5%	45.6%
			Weighted average cost of capital risk premium multiple	1.2–1.5	1.3
Residential properties		Discounted cash flow	Loan to value ratio	28.1%–64.2%	38.6%
			Equivalency rate	3.3%–3.6%	3.4%
		Net present value	Loan to value ratio	28.1%–64.2%	38.6%
			Weighted average cost of capital risk premium multiple	1.1–1.5	1.3
Retail properties		Discounted cash flow	Loan to value ratio	17.9%–56.0%	32.7%
			Equivalency rate	3.1%–4.4%	3.8%
		Net present value	Loan to value ratio	17.9%–56.0%	32.7%
			Weighted average cost of capital risk premium multiple	1.1–1.4	1.2

Separate account real estate assets include the values of the related loan receivable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Loan receivable	$299
Office, retail and storage properties		Discounted cash flow	Loan to value ratio	59.4%–77.3%	75.1%
			Equivalency rate	4.2%–8.3%	6.2%

Additional Qualitative Information on Fair Valuation Process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral),

B-72	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily net asset value until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (dollars in millions):

	2017
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$706	$—	$26	$—	$732	$753	$(21)	$—	$732	0.24%	0.25%
FHLB capital stock	81	—	—	—	81	101	(20)	—	81	0.03%	0.03%
On deposit with states	18	—	—	—	18	18	—	—	18	0.01%	0.01%
Pledged as collateral not captured in other categories	332	—	—	—	332	79	253	—	332	0.11%	0.11%
Other restricted assets	—	—	42	—	42	46	(4)	—	42	0.01%	0.01%
Total restricted assets	$1,137	$—	$68	$—	$1,205	$997	$208	$—	$1,205	0.40%	0.41%

	2016
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$649	$—	$104	$—	$753	$853	$(100)	$—	$753	0.26%	0.27%
FHLB capital stock	101	—	—	—	101	96	5	—	101	0.03%	0.04%
On deposit with states	18	—	—	—	18	6	12	—	18	0.01%	0.01%
Pledged as collateral not captured in other categories	79	—	—	—	79	14	65	—	79	0.03%	0.03%
Other restricted assets	$—	$—	$46	$—	$46	$51	$(5)	$—	$46	0.02%	0.02%
Total restricted assets	$847	$—	$150	$—	$997	$1,020	$(23)	$—	$997	0.35%	0.37%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged. The other restricted assets represents real estate deposits held within separate accounts.

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (dollars in millions):

	2017
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total G/A Assets (Admitted and Nonadmitted)	BACV to Total G/A Admitted Assets
Cash, cash equivalents and short-term investments	$34	$34	0.01%	0.01%
Securities lending collateral assets	706	706	0.27%	0.27%
Total collateral assets	$740	$740	0.28%	0.28%

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2017
	Amount	% of Liability to Total G/A Liabilities
Recognized obligation to return collateral assets	$740	0.33%

	2016
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total G/A Assets (Admitted and Nonadmitted)	BACV to Total G/A Admitted Assets
Cash, cash equivalents and short-term investments	$479	$479	0.19%	0.19%
Securities lending collateral assets	649	649	0.25%	0.26%
Total collateral assets	$1,128	$1,128	0.44%	0.45%

	2016
	Amount	% of Liability to Total G/A Liabilities
Recognized obligation to return collateral assets	$1,128	0.53%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to over-the-counter transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2017, counterparties pledged $94 million of cash collateral and margin to the Company.

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2017, the Company pledged the following collateral and margin to its counterparties, (in millions):

Cash collateral and margin	$285
Securities collateral and margin	$44

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value of all derivative contracts which, as of December 31, 2017, is $291 million.

Commodity Forward Contracts: The Company enters into crude oil forward contracts to hedge against the effect of fluctuations in crude oil prices on certain equity investments. This type of derivative instrument is traded OTC-bilateral and the Company is exposed to both market and counterparty risk. The changes in the carrying value of crude oil forward contracts are recognized as unrealized gains or losses. Derivative instruments used in economic hedging transactions that do not quality for hedge accounting treatment are accounted for at fair value.

B-74	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2017 is $283 million for which the Company posted collateral of $254 million in the normal course of business.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Asset Swaps: The Company enters into an asset swap contract to exchange the cash flows of a fixed interest rate bond with a short duration for the cash flows of a fixed rate bond with a longer duration, or vice versa. The Company may also exchange the cash flows of a fixed interest rate bond for the cash flows of a variable rate bond, or vice versa. This type of derivative instrument is traded OTC-bilateral, and is exposed to both market and counterparty risk. These transactions may be held in hedging relationships or in an RSAT position. Asset swaps held in economic hedging relationships are carried and reported at fair value. Asset swaps used in accounting effective hedging relationships or replication transactions are carried at amortized cost with premiums recorded to investment income over the life of the contract.

Total Return Swaps: The Company enters into a total return swap contract to exchange a cash flow based on a fixed or variable rate in return for the total economic exposure of an underlying asset, which includes cash flows, credit risk and market risk, or vice versa. This type of derivative instrument is traded OTC-bilateral, and is exposed to both market and counterparty risk. These transactions may be held in hedging relationships or in an RSAT position. Total return swaps held in hedging relationships are carried and reported at fair value. Total return swaps used in replication transactions are carried at amortized cost with premiums recorded to investment income over the life of the contract.

Purchased Credit Default Swap Contracts: The Company uses credit default swaps to hedge against unexpected credit events on selective investments in the Company’s portfolio. This type of derivative is traded OTC-bilateral and is exposed to market, credit and counterparty risk. The premium payment to the counterparty on these contracts is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps used in RSATs represents the unamortized premium received/(paid) for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The table below illustrates the effect of unrealized and realized gains and losses from derivative instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	December 31, 2017		December 31, 2016
Qualifying hedge relationships	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)
Foreign currency swap contract	$(21)	$6	$(1)	$(1)
Total qualifying hedge relationships	(21)	6	(1)	(1)
Non-qualifying hedge relationships
Commodity forwards	(18)	(40)	—	—
Foreign currency swaps	(544)	31	113	52
Foreign currency forwards	(161)	(132)	70	74
Interest rate contracts	(1)	—	(4)	—
Purchased credit default swaps	5	—	4	—
Total non-qualifying hedge relationships	$(719)	$(141)	$183	$126
Derivatives used for other than hedging purposes	—	5	—	—
Total derivatives	$(740)	$(130)	$182	$125

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. Index positions represent replications where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been sold by the Company on the Dow Jones North American High Yield Series of indexes (DJ.NA.HY). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market. The Company writes contracts on the Dow Jones North American Investment Grade Index Series 26 and 27 (DJ.NA.IG.26 and DJ.NA.IG.27, respectively), whereby the Company is obligated to perform should there be a default on any reference entity in the index.

The Company writes contracts on the “Senior” (7% to 15%) tranche of the Dow Jones North American Investment Grade Index Series 25, 27 and 29 (DJ.NA.IG.25, DJ.NA.IG.27 and DJ.NA.IG.29, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Senior” (35%–100%) tranche of the Dow Jones North American High Yield Index Series 27 (DJ.NA.HY.27), whereby the Company is obligated to perform should the default rate of the index fall between 35%-100%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts. The values

B-76	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2017			December 31, 2016
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity
RSAT NAIC Designation
1 Highest quality	Single name credit default swaps	$5	$—	1	$5	$—	2
	Credit default swaps on indices	5,967	185	4	5,957	67	4
	Subtotal	5,972	185	4	5,962	67	4
2 High quality	Single name credit default swaps	25	—	1	25	—	2
	Credit default swaps on indices	450	10	3	450	8	4
	Subtotal	475	10	3	475	8	4
3 Medium quality	Single name credit default swaps	10	—	1	40	6	4
	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	10	—	1	40	6	4
Total		$6,457	$195	4	$6,477	$81	4

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than hedging Purposes. The fair value of derivative assets and liabilities appear in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves (in millions):

		Summary of Derivative Positions
		December 31, 2017			December 31, 2016
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Effective asset swaps	Assets	$810	$—	$(36)	$—	$—	$—
	Liabilities	—	—	—	—	—	—
Foreign currency swap contracts	Assets	37	3	4	70	13	15
	Liabilities	158	(24)	(36)	168	(14)	(30)
Total qualifying hedge relationships		$1,005	$(21)	$(68)	$238	$(1)	$(15)
Non-qualifying hedge relationships
Commodity forwards	Assets	$—	$—	$—	$—	$—	$—
	Liabilities	115	(18)	(18)	—	—	—
Interest rate contracts	Assets	66	3	3	109	4	4
	Liabilities	—	—	—	—	—	—
Foreign currency swaps	Assets	1,980	123	123	3,193	363	363
	Liabilities	3,449	(341)	(341)	810	(36)	(36)
Foreign currency forwards	Assets	129	2	2	2,405	91	91
	Liabilities	2,453	(73)	(73)	68	—	—
Purchased credit default swaps	Assets	—	—	—	—	—	—
	Liabilities	521	(14)	(14)	667	(11)	(11)
Total non-qualifying hedge relationships		$8,713	$(318)	$(318)	$7,252	$411	$411
Derivatives used for other-than-hedging purposes
Written credit default swaps	Assets	$6,417	$113	$195	$6,437	$55	$80
	Liabilities	40	—	—	40	(1)	—
Asset swaps and total return swaps	Assets	35	—	—	35	—	—
	Liabilities	—	—	—	—	—	—
Total derivatives used for other-than-hedging purposes		$6,492	$113	$195	$6,512	$54	$80
Total derivatives		$16,210	$(226)	$(191)	$14,002	$464	$476

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Separate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Separate Account	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Group Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2017	2016
TIAA Real Estate Separate Account	$25,175	$24,608
TIAA Separate Account VA-3	10,381	7,551
TIAA Separate Account VA-1	1,075	963
TIAA Stable Value	965	635
Total	$37,596	$33,757

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the Real Estate Separate Account cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

B-78	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2017
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$460	$—	$4,547	$5,007
Reserves
For accounts with assets at:
Fair value	$—	$—	$36,388	$36,388
Amortized cost	932	—	—	932
Total reserves	$932	$—	$36,388	$37,320

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or less*	$932	$—	$—	$932
At fair value	—	—	36,388	36,388
Total reserves	$932	$—	$36,388	$37,320

*	Withdrawable at book value without adjustment or charge.

	2016
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$280	$—	$4,491	$4,771
Reserves
For accounts with assets at:
Fair value	$—	$—	$32,811	$32,811
Amortized cost	614	—	—	614
Total reserves	$614	$—	$32,811	$33,425

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or less*	$614	$—	$—	$614
At fair value	—	—	32,811	32,811
Total reserves	$614	$—	$32,811	$33,425

*	Withdrawable at book value without adjustment or charge.

	2015
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$156	$—	$4,102	$4,258
Reserves
For accounts with assets at:
Fair value	$—	$—	$29,258	$29,258
Amortized cost	394	—	—	394
Total reserves	$394	$—	$29,258	$29,652

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or less*	$394	$—	$—	$394
At fair value	—	—	29,258	29,258
Total reserves	$394	$—	$29,258	$29,652

*	Withdrawable at book value without adjustment or charge.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2017	2016	2015
Transfers reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$5,296	$5,092	$4,539
Transfers from separate accounts	(4,173)	(3,241)	(2,814)
Reconciling adjustments:
Fund transfer exchange gain (loss)	—	—	—
Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,123	$1,851	$1,725

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	12/31/2017	12/31/2016
Additional Reserves for:
Deferred and payout annuity contracts issued after 2000	$4,159	$4,115

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual Renewable Term policies and Cost of Living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

As of December 31, 2017 and 2016, the Company had $364 million and $405 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (dollars in millions):

	2017
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$36,388	$36,388	14.9%
At book value without adjustment (minimal or no charge or adjustment)	56,466	932	—	57,398	23.5%
Not subject to discretionary withdrawal	150,005	—	—	150,005	61.6%
Total (gross)	$206,471	$932	$36,388	$243,791	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$206,471	$932	$36,388	$243,791

B-80	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

	2016
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$32,811	$32,811	14.0%
At book value without adjustment (minimal or no charge or adjustment)	53,544	614	—	54,158	23.2%
Not subject to discretionary withdrawal	146,757	—	—	146,757	62.8%
Total (gross)	$200,301	$614	$32,811	$233,726	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$200,301	$614	$32,811	$233,726

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and administrative services to TIAA, FSB and VA-1. Additionally, effective December 26, 2016, the Company entered into a General Service and Facilities Agreements with its wholly-owned subsidiary, Nuveen, for the Company to provide and receive general services at cost inclusive of charges for overhead.

The Company allocated expenses of $2,252 million, $2,080 million and $2,083 million to its various subsidiaries and affiliates for the years ended December 31, 2017, 2016 and 2015, respectively. These allocated expenses are not included in the Company’s net operating expenses. The expense allocation process determines the portion of the total investment and operating expenses attributable to each legal entity and each line of business within an entity. Every month the Company allocates incurred expenses to each line of business and its affiliates. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by the Company and two of its subsidiaries. Such services are provided in accordance with an Investment Management Services Agreement, updated and amended annually as of May 1, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, updated and amended annually as of May 1, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis in accordance with an Administrative Service Agreement, updated and amended annually as of May 1. The management fees collected under these agreements and the equivalent allocated expenses, which amounted to approximately $808 million, $860 million, and $971 million for the years ended December 31, 2017, 2016 and 2015, respectively, are not included in the statement of operations and have no effect on the Company’s operations.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at-cost by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services for REA are provided in accordance with a Distribution Agreement among Services, the Company and REA. The Company and Services receive fee payments from REA on a daily basis according to formulae established annually and adjusted periodically. The daily fee is based on an estimate of the at-cost expenses necessary to operate REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter.

The Bank services certain residential mortgage loans held by the Company. As of December 31, 2017 and 2016, the Company held $907 million and $1,004 million of residential mortgage loans serviced by the Bank, respectively.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on deferred tax assets at December 31, 2017 or December 31, 2016.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2017			12/31/2016			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross Deferred Tax Assets	$6,586	$205	$6,791	$10,734	$621	$11,355	$(4,148)	$(416)	$(4,564)
b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted Gross Deferred Tax Assets (a–b)	6,586	205	6,791	10,734	621	11,355	(4,148)	(416)	(4,564)
d) Deferred Tax Assets Non-admitted	3,720	—	3,720	7,030	—	7,030	(3,310)	—	(3,310)
e) Subtotal Net Admitted Deferred Tax Asset (c-d)	2,866	205	3,071	3,704	621	4,325	(838)	(416)	(1,254)
f) Deferred Tax Liabilities	413	694	1,107	135	982	1,117	278	(288)	(10)
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$2,453	$(489)	$1,964	$3,569	$(361)	$3,208	$(1,116)	$(128)	$(1,244)

	12/31/2017			12/31/2016			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission Calculation Components SSAP No. 101
a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	1,921	43	1,964	3,101	107	3,208	(1,180)	(64)	(1,244)
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	1,921	43	1,964	3,101	107	3,208	(1,180)	(64)	(1,244)
2. Adjusted Gross DTA Allowed per Limitation Threshold	xxx	xxx	5,151	xxx	xxx	4,851	xxx	xxx	300
c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	945	162	1,107	603	514	1,117	342	(352)	(10)
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$2,866	$205	$3,071	$3,704	$621	$4,325	$(838)	$(416)	$(1,254)

	2017	2016
Ratio percentage used to determine recovery period and threshold limitation amount	812%	990%
Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$34,340	$32,343

	12/31/2017		12/31/2016		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies: (dollars in millions)
Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage
Adjusted Gross DTAs Amount From Above	$6,586	$205	$10,734	$621	$(4,148)	$(416)
Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact Of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross DTAs Amount From Above	$2,866	$205	$3,704	$621	$(838)	$(416)
Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	7.33%	—%	9.70%	—%	(2.37)%	—%

The Company does not have tax-planning strategies that include the use of reinsurance.

The Company has no temporary differences for which deferred tax liabilities are not recognized.

B-82	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Income taxes incurred consist of the following major components (in millions):

	12/31/2017	12/31/2016	12/31/2015
Current Income Tax:
Federal income tax expense (benefit)	$(698)	$(484)	$(603)
Foreign taxes	—	—	—
Subtotal	$(698)	$(484)	$(603)
Federal income taxes expense on net capital gains	619	1,089	405
Generation/(utilization) of loss carry-forwards	79	(605)	198
Intercompany tax sharing expense/(benefit)	11	17	(83)
Other	(15)	(1)	—
Federal and foreign income tax expense / (benefit)	$(4)	$16	$(83)

	12/31/2017	12/31/2016	Change
Deferred Tax Assets:
Ordinary:
Policyholder reserves	$543	$248	$295
Investments	772	1,564	(792)
Deferred acquisition costs	15	24	(9)
Policyholder dividends accrual	395	675	(280)
Fixed assets	257	387	(130)
Compensation and benefits accrual	168	253	(85)
Receivables – non-admitted	43	104	(61)
Net operating loss carry-forward	816	1,349	(533)
Tax credit carry-forward	21	42	(21)
Other (including items < 5% of total ordinary tax assets)	481	599	(118)
Intangible assets – business in force and software	3,075	5,489	(2,414)
Subtotal	$6,586	$10,734	$(4,148)
Statutory valuation allowance adjustment	—	—	—
Non-admitted	3,720	7,030	(3,310)
Admitted ordinary deferred tax assets	$2,866	$3,704	$(838)

Capital:
Investments	$186	$621	$(435)
Real estate	19	—	19
Subtotal	$205	$621	$(416)
Statutory valuation allowance adjustment	—	—	—
Non-admitted	—	—	—
Admitted capital deferred tax assets	205	621	(416)
Admitted deferred tax assets	$3,071	$4,325	$(1,254)

	12/31/2017	12/31/2016	Change
Deferred Tax Liabilities:
Ordinary:
Investments	$—	$129	$(129)
Reserves transition adjustment	410	—	410
Other (including items < 5% of total ordinary tax liabilities)	3	6	(3)
Subtotal	$413	$135	$278
Capital:
Investments	694	982	(288)
Subtotal	$694	$982	$(288)
Deferred tax liabilities	$1,107	$1,117	$(10)

Net Deferred Tax:
Assets/Liabilities	$1,964	$3,208	$(1,244)

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2017 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$574	35.00%
Dividends received deduction	(67)	(4.09)
Amortization of interest maintenance reserve	(68)	(4.15)
Statutory impairment of affiliated common stock	108	6.59
Tax effect of unrealized capital (loss) gain	236	14.39
Rate change due to Tax Cuts and Jobs Act	3,789	231.04
Other	(22)	(1.34)
Total statutory income taxes	$4,550	277.44%

Federal and foreign income tax incurred (benefit) expense	$(4)	(0.24)%
Rate change due to Tax Cuts and Jobs Act	3,789	231.04
Change in net deferred income tax charge (benefit)	765	46.64
Total statutory income taxes	$4,550	277.44%

At December 31, 2017, the Company has net operating loss carry forwards with expiration dates through the year 2032 (in millions):

Year Incurred	Operating Loss	Year of Expiration
2004	$157	2019
2008	1,017	2023
2012	1,291	2027
2014	445	2029
2015	787	2030
2016	2	2031
2017	187	2032
Total	$3,886

At December 31, 2017, the Company has foreign tax credit carry forwards with expiration dates through the year 2025 (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2013	$4	2023
2014	13	2024
2015	5	2025
Total	$22

At December 31, 2017, and 2016, the Company has no capital loss carry forwards.

At December 31, 2017, the Company has general business credits of $32 million generated during the years 2004 to 2016 and expiring between 2024 to 2036.

The Company did not incur federal income taxes expense for 2017 or preceding years that would be available for recoupment in the event of future net losses.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending, Inc.

4) Covariance Capital Management, Inc.

B-84	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

5) CustomerOne Financial Network, Inc.

6) Elite Lender Services, Inc.

7) EverBank Commercial Finance, Inc.

8) EverBank Financial Corp.

9) EverBank Wealth Management, Inc.

10) EverInsurance, Inc.

11) EverTrade Direct Brokerage, Inc.

12) GreenWood Resources, Inc.

13) JWL Properties, Inc.

14) MyVest Advisors Corporation

15) MyVest Corporation

16) ND Properties, Inc.

17) NIS/R&T, Inc. f/k/a Nuveen Investment Solutions, Inc.*

18) Nuveen Holdings, Inc.*

19) Nuveen Holdings I, Inc.*

20) Nuveen Investments, Inc.*

21) Nuveen Investments Holdings, Inc.*

22) Nuveen Securities, LLC*

23) Oleum Holding Company, Inc.

24) T-C Europe Holdings, Inc.

25) T-C SP, Inc.

26) T-Investment Properties Corp.

27) TCT Holdings, Inc.

28) Teachers Personal Investors Service, Inc.

29) Terra Land Company

30) TIAA-CREF Life Insurance Company

31) TIAA Board of Overseers

32) TIAA-CREF Tuition Financing, Inc.

33) TIAA-CREF Trust Company, FSB

34) Tygris Asset Finance, Inc.

35) Tygris Commercial Finance Group, Inc.

36) Westchester Group Asset Management, Inc.

37) Westchester Group Farm Management, Inc.

38) Westchester Group Investment Management, Inc.

39) Westchester Group Investment Management Holding Company, Inc.

40) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings I, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings I, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year. However, in the event the TIAA consolidated group owes Alternative Minimum Tax (“AMT”) in a given year, Nuveen Holdings I, Inc. will pay or receive reimbursements for its allocable share of tax, in an amount equal to the ratio that its standalone AMT liability bears to that of the consolidated group’s liability.

Amounts receivable from / (payable to) the Company’s subsidiaries for federal income taxes are ($17) million and ($22) million at December 31, 2017 and 2016, respectively.

The Company’s tax years 2010 through 2012 and 2014 through 2017 are open to examination by the IRS.

The Tax Cuts and Jobs Act (the “Act”) was signed into law by the President on December 22, 2017. The Act changes existing United States tax law and includes numerous provisions that will affect businesses. The Act reduces the U.S. corporate tax rate from 35% to 21%, includes several base broadening provisions, as well as, reform to the US international tax system.

The Company’s deferred tax assets and liabilities as of December 31, 2017 reflect the enacted tax rate of 21% which is expected to apply when the deferred tax assets and liabilities will be settled or realized. The change in net deferred taxes due to the re-measurement of the deferred tax assets and liabilities is $3,789 million and impacts the 2017 effective tax rate by 231%. Furthermore, the Company has evaluated and considered the impacts of the Act to our assessment of the realizability of our deferred tax assets and have concluded that no change as of December 31, 2017 is necessary.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

In February 2018 the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act to address the application of statutory accounting principles when a reporting entity does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Act.

The impact of the Act to DTA admissibility under SSAP 101 is currently under evaluation. Our net admitted DTA is computed based on reasonable estimates and guidance available as of the date of this filing.

In evaluating the impact of reform to the US international tax system, the Company has estimated that no material liability will be due for the transition tax provisions provided in the Act.

Any subsequent adjustment to these amounts will be recorded in the period when the information necessary to update the estimate becomes available.

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution money purchase plan covering substantially all employees. All employee plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the plan of approximately $58 million, $55 million and $53 million for the years ended December 31, 2017, 2016 and 2015, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

The Company previously provided pension benefits through an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The SERP provided an annual retirement benefit payable at normal retirement. The obligations of the Company under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	SERP
	2017	2016	2015
Benefit obligation	$41	$42	$44
Net period benefit cost	$2	$2	$2

In addition to the defined contribution plan and SERP, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	Post-retirement Benefits
	2017	2016	2015
Benefit obligation	$102	$94	$104
Net period benefit cost	$1	$2	$4

Note 18—reinsurance

Reinsurance transactions included in the statutory basis statements of operations “Insurance and annuity premiums and other considerations” are as follows (in millions):

	Years Ended December 31,
	2017	2016	2015
Direct premiums	$16,657	$16,608	$13,673
Ceded premiums	(13)	(14)	(14)
Net premiums	$16,644	$16,594	$13,659

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance.

B-86	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Note 19—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained a necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2017 and 2016, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2017 and 2016 that resulted in default.

As of December 31, 2017 and 2016, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2017, the estimated fair value of the Company’s securities on loan under the program was $689 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2017, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $706 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2017.

Of the cash collateral received from the program, $516 million is held as cash as of December 31, 2017, with the remaining $190 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
Open	$516	$516
30 Days or less	190	190
Total collateral reinvested	$706	$706

As of December 31, 2016 the estimated fair value of the Company’s securities on loan under the program was $634 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2016, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $649 million included in “Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2016.

Of the cash collateral received from the program, $394 million was held as cash as of December 31, 2016, with the remaining $255 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral was liquid and could have been returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
Open	$394	$394
30 Days or less	255	255
Total collateral reinvested	$649	$649

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 20—federal home loan bank of new york membership and borrowings

The Company is a member of the Federal Home Loan Bank of New York (“FHLBNY”). Through its membership, the Company has the ability to conduct business activity (“Advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources, and can also be a source of contingent liquidity to meet other requirements. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $14,757 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held as of December 31, (in millions):

	2017			2016
	Total	General Account	Separate Account	Total	General Account	Separate Account
Membership stock—class A	$—	$—	$—	$—	$—	$—
Membership stock—class B	81	81	—	101	101	—
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Total	$81	$81	$—	$101	$101	$—

Membership stock at December 31, 2017 and 2016, is not eligible for redemption.

The Company did not have any borrowings outstanding as of December 31, 2017 or 2016. Therefore, no collateral was pledged by the Company to the FHLBNY as of either year end.

The following table shows the maximum collateral pledged to FHLBNY during the year ending December 31, (in millions):

	2017			2016
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
General account	$670	$620	$615	$627	$521	$575
Separate account	—	—	—	—	—	—
Total	$670	$620	$615	$627	$521	$575

The following table shows the maximum borrowing from FHLBNY during the year ending December 31, (in millions):

	2017			2016
	Total	General Account	Separate Account	Total	General Account	Separate Account
Debt	$615	$615	$—	$575	$575	$—
Funding agreements	—	—	—	—	—	—
Other	—	—	—	—	—	—
Total	$615	$615	$—	$575	$575	$—

Note 21—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2017	2016
Change in net unrealized capital gains (losses)	$1,070	$(481)
Change in asset valuation reserve	(1,221)	(257)
Change in net deferred income tax	(4,554)	(272)
Change in non-admitted assets	3,402	364
Change in post-retirement benefit liability	(5)	4

As of December 31, 2017 and 2016, the portion of contingency reserves represented by cumulative net unrealized gains was $2,857 million and $1,787 million, gross of deferred taxes, respectively.

B-88	Statement of Additional Information ∎ TIAA Separate Account VA-3

continued

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On May 8, 2017, the Company issued surplus notes in an aggregate principal amount of $2,000 million. The notes bear interest at an annual rate of 4.270%, and have a maturity date of May 15, 2047. Proceeds from the issuance of the notes were $1,994 million, net of issuance discount. Interest on the notes is scheduled to be paid semiannually on May 15 and November 15 of each year through the maturity date.

In May 2017, the Company completed a tender offer in which it extinguished $950 million principal of its 6.850% surplus notes issued on December 16, 2009 and due to mature on December 16, 2039. The 2017 interest paid was $26 million and total interest paid was $481 million on the tendered notes. The Company paid a premium of $373 million due to the early redemption of these surplus notes which is reported in net operating expenses.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2017 (in millions):

Date Issued	Interest Rate	Par Value (Face Amount of Notes)	Carrying Value of Note	Interest Paid Year to Date	Principal and/or Interest Paid Inception to Date	Date of Maturity
12/16/2009	6.850%	$1,050	$1,049	$72	$575	12/16/2039
09/18/2014	4.900%	1,650	1,649	81	242	09/15/2044
09/18/2014	4.375%*	350	349	15	46	09/15/2054
05/08/2017	4.270%	2,000	1,994	44	44	05/15/2047
Total		$5,050	$5,041	$212	$907

*	The Company will bear interest at a fixed annual rate of 4.375% from and including September 18, 2014 to but excluding September 15, 2024 payable semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2015, then at an annual floating rate equal to Three-Month LIBOR plus 2.661% from and including September 15, 2024 to but excluding the date on which the Fixed-to-Floating Rate Notes are paid in full, payable quarterly, in arrears on March 15, June 15, September 15 and December 15 of each year, commencing December 15, 2024.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 22—contingencies and guarantees

Subsidiary and affiliate guarantees:

At December 31, 2017, the Company has a financial support agreement with TIAA-CREF Life. Under this agreement, the Company will provide support so TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2017, the capital and surplus of TIAA-CREF Life Insurance Company was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2017.

The Company has agreed that it will cause TIAA-CREF Life Insurance Company (“TIAA-CREF Life”), a direct wholly owned subsidiary, to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to or against any of the assets of the Company.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

Related to the 2014 acquisition of Nuveen Investments, Inc., Nuveen Finance, the Acquirer and an indirectly owned subsidiary of TIAA, recorded contingent purchase related liabilities which are payable based upon contractual terms during 2017 and 2018. The Company has agreed to fund these obligations in the event required payments to the Seller are not made by Nuveen Finance. Nuveen Finance paid $169 million of the liability during 2017, resulting in a remaining liability of $109 million as of December 31, 2017.

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. This line has an expiration date of July 9, 2018. As of December 31, 2017, $30 million of this facility was maintained on a committed basis, and there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2017, there were no balances outstanding. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,500 million committed credit facility maintained with a group of banks.

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with TIAA, FSB. This line has an expiration date of September 12, 2018. As of December 31, 2017, there were no balances outstanding.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen, Investments, Inc. This line has an expiration date of December 30, 2018. As of December 31, 2017, there were no balances outstanding.

The Company also provides a $23 million committed line of credit to TIAA Charitable Inc. This line has an expiration date of June 28, 2047. As of December 31, 2017, there was an outstanding balance of $14 million.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2017, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

B-90	Statement of Additional Information ∎ TIAA Separate Account VA-3

concluded

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 23—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 14, 2018, the date the financial statements were available to be issued.

Effective January 1, 2018, the Company entered into Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly-owned subsidiaries of TIAA’s wholly-owned subsidiary Nuveen, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company.

In association with the implementation of the Investment Management Agreements stated above, as TIAA acts as the advisor on behalf of TIAA-CREF Life, effective January 1, 2018, the Company amended and restated its Investment Management Agreement with TIAA-CREF Life.

Effective January 1, 2018, the Company entered into an Omnibus Service Agreement with its wholly-owned subsidiary Nuveen, pursuant to which Nuveen directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead.

Simultaneous with the effectiveness of the Investment Management Agreements, the Company amended the General Service and Facilities Agreement pursuant to which Nuveen provides services to the Company to remove any investment management services from the aforementioned agreement.

Effective February 6, 2018, the Company entered into a Service Agreement with TIAA, FSB for TIAA, FSB to provide general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead.

TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-91

730 Third Avenue

New York, NY 10017-3206

A11267 (5/18)

Part C — OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial statements

Part A: None

Part B: Includes all required financial statements of TIAA Separate Account VA-3 and Teachers Insurance and Annuity Association of America

(b)	Exhibits:

(1)(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(2)	None

(3)	Form of Distribution Agreement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract*

	(A21)	Retirement Choice Annuity Certificate*

	(A22)	Retirement Choice Plus Annuity Contract*

	(A23)	Retirement Choice Plus Annuity Certificate*

	(A24)	Income Test Drive Annuity Election Endorsement for Contract*

	(A25)	Income Test Drive Annuity Election Endorsement for Certificate*

	(A26)	Endorsement to Your TIAA Group Supplemental Retirement Annuity Certificate*

	(A27)	Endorsement to Your TIAA Retirement Choice Annuity Certificate*

	(A28)	Endorsement to Your TIAA Retirement Choice Annuity Contract*

	(A29)	Endorsement to Your TIAA Retirement Choice Plus Annuity Certificate*

	(A30)	Endorsement to Your TIAA Retirement Choice Plus Annuity Contract*

(5)		Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(6)	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(7)		None

(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(I)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(K)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(N)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(O)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(P)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc. and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(W)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(X)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Y)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Z)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc. and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

	(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

	(A12)	Participation Agreement among Franklin Templeton Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

	(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

	(A14)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

	(A15)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

	(A16)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No 333-134820 Filed December 1, 2016.)

(9)	Opinion and consent of Meredith Kornreich, Esquire*

(10)	(A)	Consent of Eversheds Sutherland (US) LLP*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(11)	None

(12)	None

(13)	(A) Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement Filed April 25, 2014 and Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

*	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
Ronald L. Thompson	Trustee and Chairman

Jeffrey R. Brown	Trustee

James R. Chambers	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Lawrence H. Linden	Trustee

Maureen O’ Hara	Trustee

Donald K. Peterson	Trustee

Sidney A. Ribeau	Trustee

Dorothy K. Robinson	Trustee

Kim M. Sharan	Trustee

David L. Shedlarz	Trustee

Marta Tienda	Trustee

Roger W. Ferguson, Jr.	President and Chief Executive Officer and Trustee

Vijay Advani	Senior Executive Vice President

Kathie Andrade	Senior Executive Vice President

Mona Bhalla	Senior Managing Director and Corporate Secretary

Richard S. Biegen	Chief Compliance Officer of the Separate Account

Sue A. Collins	Senior Vice President and Chief Actuary

Carol Deckbar	Executive Vice President

Stephen B. Gruppo	Senior Executive Vice President

Rahul Merchant	Senior Executive Vice President

J. Keith Morgan	Senior Executive Vice President and Chief Legal Officer

Ronald R. Pressman	Senior Executive Vice President

Glenn Richter	Senior Executive Vice President

Sean Woodroffe	Senior Executive Vice President

Virginia M. Wilson	Senior Executive Vice President and Chief Financial Officer

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

This chart is a representation of the organizational structure of TIAA and does not detail each subsidiary of TIAA. For a complete list of subsidiaries, please refer to the attachment.

Exhibit A

Entity Name	Domestic Jurisdiction	Entity Type	Business Purpose	Owner Name	Owner Type	Ownership %
1000 Waterford General Partner LLC	DE	Limited Liability Company	To act a general partner of a limited partnership.	Waterford Blue Lagoon Reit LP	Member	100
1000 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	1000 Waterford General Partner LLC	General Partner	0
1000 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon Reit LP	Limited Partner	100
154 rue de l’Université	France	Société à Responsabilité Limitée(SARL)	To hold real estate investments	Rue de L’Universite 154	Sole Shareholder/Owner	100
1608 Chestnut Partners, LP	DE	Limited Partnership	To own and operate real estate.	T-C 1608 Chestnut General Partner LLC	General Partner	1
1608 Chestnut Partners, LP	DE	Limited Partnership	To own and operate real estate.	T-C 1608 Chestnut Limited Partner LLC	Limited Partner	99
1931 Norman Drive, L.L.C.	DE	Limited Liability Company	To hold real estate investments	NA Property Fund Holdings, L.L.C.	Managing Member	100
301 BC One, LLC	DE	Limited Liability Company	To own and operate real estate.	301 Business Center, LLC	Member	100
301 BC Two, LLC	DE	Limited Liability Company	To own and operate real estate.	301 Business Center, LLC	Member	100
301 Business Center, LLC	DE	Limited Liability Company	To act as a joint investment vehicle to own and operate real property.	SIF 301 Business Center Investor Member LLC	Member	95
36 rue La Fayette	France	General Partnership	To hold real estate investments	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
400 Montgomery Investors, LLC	DE	Limited Liability Company	To acquire real estate.	T-C 400 Montgomery, LLC	Partner	97.5
485 Properties, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America	Managing Member	100
5200 Waterford General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon Reit LP	Member	100
5200 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	5200 Waterford General Partner LLC	General Partner	0
5200 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon Reit LP	Limited Partner	100
5201-5301 Waterford General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon Reit LP	Member	100
5201-5301 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	5201-5301 Waterford General Partner LLC	General Partner	0
5201-5301 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon Reit LP	Limited Partner	100
60 Great Portland Street Unit Trust	Jersey	Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Holding S.à r.l	Beneficiary of the Trust	99.4
60 Great Portland Street Unit Trust	Jersey	Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Investment S.à r.l	Beneficiary of the Trust	0.6
70 St Mary Axe Unit Trust	Jersey	Fixed Unit Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Holding S.à r.l	Beneficiary of the Trust	99.9
70 St Mary Axe Unit Trust	Jersey	Fixed Unit Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Investment S.à r.l	Beneficiary of the Trust	0.1

701-703 Waterford General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon Reit LP	Member	100
701-703 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	701-703 Waterford General Partner LLC	General Partner	0
701-703 Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon Reit LP	Limited Partner	100
730 Aviator, LLC	DE	Limited Liability Company	To acquire ownership interests in a legal entity.	730 Data Centers, LLC	Member	100
730 Carroll, LLC	DE	Limited Liability Company	To hold real estate investments	730 Power Development, LLC	Member	100
730 Catsolar, LLC	DE	Limited Liability Company	To hold infrastructure investments	TIAA SynGas, LLC	Member	100
730 Cricket, LLC	DE	Limited Liability Company	To own interests in a legal entity.	730 Power Development, LLC	Member	100
730 Data Centers, LLC	DE	Limited Liability Company	To hold alternative investments.	Teachers Insurance and Annuity Association of America	Member	100
730 Databridge, LLC	DE	Limited Liability Company	To hold ownership interests in a limited liability company.	730 Data Centers, LLC	Member	100
730 Interpark, LLC	DE	Limited Liability Company	To hold ownership interests in a limited liability company which in turn will own alternative investments.	730 Parking, LLC	Member	100
730 Orion, LLC	DE	Limited Liability Company	To own the membership interests in legal entities which in turn will own alternative investments.	TIAA SynGas, LLC	Member	100
730 Parking, LLC	DE	Limited Liability Company	To hold ownership interests in a limited liability company which in turn will own alternative investments.	TIAA Infrastructure Investments, LLC	Member	100
730 Power Development, LLC	DE	Limited Liability Company	To hold infrastructure investments.	Teachers Insurance and Annuity Association of America	Member	100
730 Telecom LLC	DE	Limited Liability Company	To make an investment in a limited partnership which will, in turn, invest in third party investment vehicles.	Teachers Insurance and Annuity Association of America	Member	100
730 Texas Forest Holdings, Inc.	DE	For Profit Corporation	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America	Shareholder	100
730 Texas Timberlands II, Ltd.	TX	Limited Partnership	To hold timber–related investments.	730 Texas Forest Holdings, Inc.	General Partner	0.5
730 Texas Timberlands II, Ltd.	TX	Limited Partnership	To hold timber–related investments.	Teachers Insurance and Annuity Association of America	Limited Partner	99.5
730 Texas Timberlands, Ltd.	TX	Limited Partnership	To hold timber–related investments.	730 Texas Forest Holdings, Inc.	General Partner	0.5
730 Texas Timberlands, Ltd.	TX	Limited Partnership	To hold timber–related investments.	TIAA Timberlands I, LLC	Limited Partner	99.5
730 Westlands, LLC	DE	Limited Liability Company	To enter into an equity co-investment for renewable development of solar projects in the State of California.	730 Power Development, LLC	Member	100
8 Spruce Street GA Investor LLC	DE	Limited Liability Company	To hold real estate investments.	T-C GA Real Estate Holdings LLC	Member	100
A-30 Canadian Transport Inc.	QC, Canada	Joint Venture	To participate in a joint venture to hold infrastructure assets.	TIAA Infrastructure Investments, LLC	Shareholder	100
Actgas, LLC	DE	Limited Liability Company	To hold oil and gas investments.	TIAA Oil and Gas Investments, LLC	Member	100

Active Extension Fund I, LLC	DE	Limited Liability Company	To engage in investment strategies.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Active Extension Fund III, LLC	DE	Limited Liability Company	To engage in investment strategies.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Actoil Bakken, LLC	DE	Limited Liability Company	To hold oil and gas investments	TIAA Oil and Gas Investments, LLC	Member	100
Actoil Colorado, LLC	DE	Limited Liability Company	To hold oil and gas joint investments	TIAA Oil and Gas Investments, LLC	Member	100
Actoil Utica, LLC	DE	Limited Liability Company	To hold oil and gas joint investments	TIAA Oil and Gas Investments, LLC	Member	100
Actoil, LLC	DE	Limited Liability Company	To hold oil and gas investments	Teachers Insurance and Annuity Association of America	Member	100
ADAMAS S.A.	Poland	Sociedad Anonima (S.A.)	To own alternative investments.	Pazenrol S.A.	Parent	100
Adastra Management Inc.	AB, Canada	For Profit Corporation	To act as the sole manager of Polar Star Canadian Oil and Gas Inc.	Polar Star Canadian Oil and Gas Holding, Inc.	Shareholder	40
Adeoti Empreendimentos Imobiliários Ltda	Brazil	Limitada (Lda.)	To hold real estate investments.	T-C JK I LLC	Shareholder	51
Adeoti Empreendimentos Imobiliários Ltda	Brazil	Limitada (Lda.)	To hold real estate investments.	T-C JK II LLC	Shareholder	49
AGAT Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AGR Agricultural Investments LLC	DE	Limited Liability Company	To hold agricultural investments.	Occator Agricultural Properties, LLC	Member	100
AGR Partners LLC	DE	Limited Liability Company	To manage agricultural investments.	Nuveen Alternative Holdings LLC	Member	75
AGR Services LLC	DE	Limited Liability Company	To employ personnel.	AGR Partners LLC	Member	99
AGR Services LLC	DE	Limited Liability Company	To employ personnel.	Nuveen Alternative Holdings LLC	Member	1
AGRA Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AGRAMAX Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AGRIFARM Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AGRO—DUBLINY SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AGROLAND Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AGROPOL Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
AGROSERVICE Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
Alliance Capital Partners Statutory Trust I	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Almond Processors, LLC	DE	Limited Liability Company	To hold agricultural investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Alta Loma Vineyard LLC	CA	Limited Liability Company	To own agricultural investments.	Silverado WineGrowers, LLC	Sole Member	100

AMAL Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
AMBER SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
AMC Holding, Inc.	FL	For Profit Corporation	To engage in any lawful act or activity for which corporations may be organized under the Florida Business Corporation Act, Chapter 607, Florida Statutes, as may be amended from time to time.	TIAA, FSB	Shareholder	100
Anglo-Sino Henderson Investment Consultancy (Beijing) Co Limited	China	Limited Company	To provide investment consulting services	TH RE Group Holdings Limited	Shareholder	100
AREFM (BVI) Limited	British Virgin Islands	Limited Company	To act as advisor to Asia Property No. 1 Property Fund Limited	TH RE Group Holdings Limited	Shareholder	50
ARE-San Francisco No. 43, LLC	DE	Limited Liability Company	To act as the joint venture vehicle for real estate investments	T-C Illinois Street, LLC	Member	40
Arpeggio Fund	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	Sole Member/Owner	100
Arroyo Loma, LLC	DE	Limited Liability Company	To hold agricultural investments.	Silverado Premium Properties, LLC	Member	100
BayCity CLO Holdings, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0
Baycity Convertible Arbitrage Master Fund, L.P.	Cayman Islands	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.11
BayCity Convertible Bond Fund, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	1.02
BayCity Corporate Arbitrage and Relative Value Fund, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0
BayCity Credit Opportunities Fund L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0
BayCity Customized Solution Fund R, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.009
BayCity Customized Solution Fund S, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.009
BayCity Event Driven Opportunities Fund, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.48
BayCity Event Driven Opportunities Master Fund, L.P.	Cayman Islands	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.07
BayCity Long Short Credit Fund, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.91
BayCity Long Short Credit Unit Trust	Cayman Islands	Business Trust	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	Manager	0
BayCity Long-Short Equity Fund, L.P	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investment’s are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.01
BayCity Senior Loan Fund L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.01
BayCity Small Cap Core Fund, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	1.31
BCIMC (TCGA II) Investment Trust	Canada	Business Trust	To hold agricultural investments	TCGA BT AIV, LLC	Trustee	0
BCIMC (TCGA) Investment Trust	Canada	Trust	To hold agricultural investments.	TCGA BT AIV, LLC	Trustee	0

Beaver Investment Holdings LLC	DE	Limited Liability Company	To act as a holding company for GreenWood Resources, Inc.	Nuveen Alternative Holdings LLC	Sole Member	100
Blue Ridge PP Condominium Association, Inc.	CO	Non Profit Corporation	To hold real estate investments.	T-C Palomino Blue Ridge LLC	Shareholder	100
BOA Partnership GP, L.L.C.	DE	Limited Liability Company	To act as general partner of a limited partnership	NA Property Fund Holdings, L.L.C.	Managing Member	100
BOA Partnership, L.P.	TX	Limited Partnership	To hold real estate investments	BOA Partnership GP, L.L.C.	General Partner	0.01
BOA Partnership, L.P.	TX	Limited Partnership	To hold real estate investments	NA Property Fund Holdings, L.L.C.	Limited Partner	99.99
Boardman Tree Farm, LLC	DE	Limited Liability Company	To hold timber-related investments	GreenWood Tree Farm Fund, LP	Sole Member	100
Boston Road Manager, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	Managing Member	100
Boston Road, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Boston Road Manager, LLC	Managing Member	100
Brasilwood Reflorestamento S.A.	Brazil	Sociedad Anonima (S.A.)	To act as a holding company for timber-related investments.	GTR Brasil Participacoes Ltda.	Shareholder	75
Brasilwood Reflorestamento S.A.	Brazil	Sociedad Anonima (S.A.)	To act as a holding company for timber-related investments.	GAPK Investimentos Ltda.	Shareholder	25
Bravura 99 Fund, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	47.25
BRKLYN NY 250 N 10th Street Owner LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
Broadleaf Timberland Investments, LLC	DE	Limited Liability Company	To hold agricultural investments.	Teachers Insurance and Annuity Association of America	Member	100
Brusno Maszyny Sp. z.o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To hold timber-related investments	Global Timber International, LLC	Sole Member/Owner	100
Brusno Resort Spolka Z Organiczona Odpowiedzialnoscia w Organizacji	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To hold timber-related investments	Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Sole Shareholder/Owner	100
Bruyeres I SAS	France	Société par actions simplifiée(SAS)	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	Sole Shareholder/Owner	100
Bruyeres II SAS	France	Société par actions simplifiée(SAS)	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	Sole Shareholder/Owner	100
BUDUS Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Business Property Lending, Inc.	DE	For Profit Corporation	To act as a servicer of securitized commercial mortgage loans.	TIAA, FSB	Shareholder	100
Cam HR Resources LLC	DE	Limited Liability Company	To house employees.	Churchill Asset Management LLC	Managing Member	99
Cam HR Resources LLC	DE	Limited Liability Company	To house employees.	Nuveen Alternative Holdings LLC	Member	1
CASA Grande Investments I, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owner*	Non-TIAA Member	0
CASA Grande Investments II, LP	IL	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	General Partnership	0.0024
CASA III-Ross LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners III, L.P.	Member	100

CASA IV Acquisition, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	Managing Member	100
CASA IV-Evets I Fund, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	Non-TIAA JV Owner	90
CASA Partners III, L.P.	IL	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	General Partner	0
CASA Partners IV, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	General Partner	0
CASA Partners V Holdings, L.L.C.	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V, LP	Sole Member/Owner	100
CASA Partners V, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP II, L.L.C.	General Partner	0
CASA Partners VI GP, LLC	DE	Limited Liability Company	Entity was formed to act as GP for CASA Partners VI, LP	TH Property Holdings, L.L.C.	Managing Member	100
CASA Partners VI Holdings, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI, LP	Managing Member	100
CASA Partners VI, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI GP, LLC	General Partner	0
CASA Partners VII GP, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	TH Property Holdings, L.L.C.	Managing Member	100
CASA Partners VII Holdings, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII, LP	Managing Member	100
CASA Partners VII Operating Partnership, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Holdings, LLC	Limited Partner	100
CASA Partners VII, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owner*	Limited Partner	0
CASA Student Housing Fund GP, LLC	DE	Limited Liability Company	Entity formed to act as the General Partner	TH Property Holdings, L.L.C.	Managing Member	100
CASA Student Housing Fund Holdings, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Sole Member	100
CASA Student Housing Fund, LP	DE	Limited Partnership	To invest, hold, and operate real estate and related investments	CASA Student Housing Fund GP, LLC	General Partner	0
CASA Student Housing Fund, LP	DE	Limited Partnership	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Limited Partner	100
CASA VI 50WB, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	Managing Member	100
Castel Guelfo I S.r.l.	Italy	Sociedad de Responsabilidad Limitada (SRL)	To invest, hold, and operate real estate and related investments	Neptune Castel Guelfo S.r.l.	Sole Shareholder/Owner	100
Castle-Renaissance Borrower, LLC	MD	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Renaissance Plaza Castle, LLC	Managing Member	100
Castle-Renaissance, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA III-Ross LLC	Sole Member	100
CCAP Fund 6—2015, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund 6—2015, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	Covariance Capital Management, Inc.	Limited Partner	100
CCAP Fund 6—2018, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance.	CCAP GP, LLC	General Partner	0

CCAP Fund 6-2016, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund 6-2017, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance Capital Management, Inc.	CCAP GP, LLC	General Partner	50
CCAP Fund 6-2017, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance Capital Management, Inc.	Covariance Capital Management, Inc.	Limited Partner	50
CCAP Fund 8—2015, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund 8—2015, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	Covariance Capital Management, Inc.	Limited Partner	100
CCAP Fund 8—2018, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance.	CCAP GP, LLC	General Partner	0
CCAP Fund 8-2016, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	Covariance Capital Management, Inc.	General Partner	0
CCAP FUND 8-2017, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance Capital Management, Inc.	CCAP GP, LLC	General Partner	50
CCAP FUND 8-2017, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance Capital Management, Inc.	Covariance Capital Management, Inc.	Limited Partner	50
CCAP Fund EF, LP	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund EIP, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance Capital Management, Inc.	CCAP GP, LLC	General Partner	0
CCAP Fund FI, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance.	CCAP GP, LLC	General Partner	0
CCAP Fund GE, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund HFD (Cayman), Ltd.	Cayman Islands	Limitada (Lda.)	To act as a private investment vehicle for third party investors where such investments are managed by Covariance.	CCAP GP, LLC	Member	0
CCAP Fund HFD, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund HFND (Cayman), Ltd.	Cayman Islands	Limitada (Lda.)	To act as a private investment vehicle for third party investors where such investments are managed by Covariance.	CCAP GP, LLC	Member	0
CCAP Fund HFND, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund MRA (Cayman), Ltd.	Cayman Islands	Limitada (Lda.)	To act as a private investment vehicle to third party investors where such investments are managed by Covariance.	CCAP GP, LLC	Member	0
CCAP Fund MRA, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partner	0
CCAP Fund PDS (Cayman), Ltd.	Cayman Islands	Limitada (Lda.)	To act as a private investment vehicle for third party investors where such investments are managed by Covariance.	CCAP GP, LLC	Member	0
CCAP Fund PDS, L.P.	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Covariance	CCAP GP, LLC	General Partnership	0
CCAP GP, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Covariance Capital Management, Inc.	Member	100
CCM Series 2, LLC	DE	Limited Liability Company	To act as a private fund holding investments made by Covariance for the benefit of TIAA	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
CCM Series, LLC	DE	Limited Liability Company	To act as a private fund holding investments made by Covariance for the benefit of TIAA	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100

CD (TCGA II) Investment Trust	BC, Canada	test3	To hold agricultural investments.	TCGA BT AIV, LLC	Trustee	0
Ceres Agricultural Properties, LLC	DE	Limited Liability Company	To hold agricultural investments.	Teachers Insurance and Annuity Association of America	Member	100
CGL Banyan Bay, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Investments, LLC	Limited Partner	99.99
CGL Banyan Bay, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Management, LLC	General Partnership	0.01
CGL Investments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Sole Member/Owner	100
CGL Los Prados, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Investments, LLC	Limited Partner	99.9
CGL Los Prados, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Management, LLC	General Partnership	0.1
CGL Management, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Managing Member	100
Chalk 2, LLC	CA	Limited Liability Company	To own agricultural investments.	Chalk Ridge Vineyard, LLC	Member	100
Chalk Ridge Vineyard, LLC	CA	Limited Liability Company	To own agricultural investments.	Silverado Premium Properties, LLC	Member	100
Chelmsford Commons Manager, LLC	DE	Limited Liability Company	To act as manager for CASA Partners VI, LP.	CASA Partners VI Holdings, LLC	Managing Member	100
Chelmsford Commons, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Chelmsford Commons Manager, LLC	Managing Member	100
Churchill Agency Services LLC	DE	Limited Liability Company	To act as administrative and collateral agent in connection with certain investments.	Churchill Asset Management LLC	Member	100
Churchill Asset Management LLC	DE	Limited Liability Company	To act as a registered investment adviser for senior loan investments, primarily in U.S. middle-market companies	Nuveen Alternative Holdings LLC	Member	75
Churchill Middle Market CLO IV Ltd.	Cayman Islands	Limited	To act as a private investment vehicle that will offer debt securities to third party investors.	Maples FS Limited	Entity	100
Churchill Middle Market CLO V Ltd.	Cayman Islands	Limited	To act as a private investment vehicle that will offer debt securities to third party investors.	Maples FS Limited	Entity	100
Churchill Middle Market Senior Loan Access Fund, LP	DE	Limited Partnership	Private fund formed to act as a vehicle for third party investors.	MMSL Access GP, LLC	General Partner	0
Churchill Middle Market Senior Loan Fund, LP	DE	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	Teachers Insurance and Annuity Association of America	Limited Partner	50
Churchill Middle Market Senior Loan Fund, LP	DE	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	TGAM Churchill Fund GP LLC	General Partner	50
Churchill Middle Market Senior Loan Fund, Offshore, LP	Cayman Islands	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	Teachers Insurance and Annuity Association of America	Limited Partner	99.9
Churchill Middle Market Senior Loan Fund, Offshore, LP	Cayman Islands	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	TGAM Churchill Fund GP LLC	General Partner	0.1
Churchill MMSLF Funding 1, LLC	DE	Limited Liability Company	To hold interests in a legal entity.	Churchill Middle Market Senior Loan Fund, LP	Member	100
Churchill MMSLF Funding 2, LLC	DE	Limited Liability Company	To act as a depositor.	Churchill MMSLF Master, LP	Member	100
Churchill MMSLF GT 1	DE	Statutory Trust	To hold investments.	Churchill MMSLF Funding 2, LLC	Beneficiary of the Trust	100

Churchill MMSLF GT 2	DE	Statutory Trust	To hold investments.	Churchill MMSLF Funding 2, LLC	Beneficiary of the Trust	100
Churchill MMSLF Master, LP	Cayman Islands	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	Churchill Middle Market Senior Loan Fund, Offshore, LP	Limited Partner	99.9
Churchill MMSLF Master, LP	Cayman Islands	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	TGAM Churchill Fund GP LLC	General Partner	0.1
Churchill MMSLFK GT 1	DE	Trust	To acquire loans that are made available for sale.	TGAM Churchill Middle Market Senior Loan Fund K, LP.	Entity	100
Churchill MMSLFK GT 2	DE	Trust	To acquire loans that are made available for sale.	TGAM Churchill Middle Market Senior Loan Fund K, LP.	Entity	100
Churchill Special Member LLC	DE	Limited Liability Company	To act as a member of its parent company in order to collect, account for and distribute management fees payable by investment products.	Churchill Asset Management LLC	Managing Member	100
Churchill Warehouse LLC	DE	Limited Liability Company	To act as a special tax partner in connection with certain investment vehicles.	Churchill Asset Management LLC	Member	100
CIESZYSŁAW SP Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
CISY Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
Cityhold Euro S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Propco 9 S.à r.l	Shareholder	88
Cityhold Euro S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	ND Europe Office Holding S.à r.l	Shareholder	6
Cityhold Iconic Holding SAS	France	Sociedad por Acciones Simplificada, S.A.S	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
Cityhold Nymphe S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Euro S.à r.l	Shareholder	88
Cityhold Nymphe S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	ND Europe Office Holding S.à r.l	Shareholder	6
Cityhold Office Partnership S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	ND Europe Office Holding S.à r.l	Joint Venture Partner / Shareholder	50
Cityhold Participations S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Sterling S.à r.l	Sole Shareholder/Owner	100
Cityhold Propco 10 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Euro S.à r.l	Sole Shareholder/Owner	100
Cityhold Propco 11 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	ND Europe Office Holding S.à r.l	Joint Venture Partner / Shareholder	50
Cityhold Propco 12 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
Cityhold Propco 6 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Sterling S.à r.l	Sole Shareholder/Owner	100
Cityhold Propco 7 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Euro S.à r.l	Sole Shareholder/Owner	100
Cityhold Propco 9 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
Cityhold Sterling S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
Cityhold UK Holding S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Sterling S.à r.l	Sole Shareholder/Owner	100

Cityhold UK Investment S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Holding S.à r.l	Sole Shareholder/Owner	100
CLO CoInvest I LLC	DE	Limited Liability Company	To act as a co-investment vehicle for third party investors to invest in certain investment products.	Teachers Insurance and Annuity Association of America	Member	100
CLOF II (GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
CLOF II (No 1 GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Member/Owner	100
CLOF II (No 1 Nominee) Limited	United Kingdom	Private Limited Company	Entity formed to invest in real estate and related investments for 3rd party investors	CLOF II (No 1 GP) Limited	Sole Shareholder/Owner	100
CLOF II (No 2 GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
CLOF II (No 3 GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
CLOF II Partnership LP	Scotland	Limited Partnership	Entity is a fund managed by THRE’s GP entities.	CLOF II (GP) Limited	General Partner	0
CLOF II Partnership LP	Scotland	Limited Partnership	Entity is a fund managed by THRE’s GP entities.	T-C Lux Investments Special Limited Partnership	Limited Partner	2.01
CLOF II Vanquish Limited	Jersey	Limited Company	To invest, hold, and operate real estate and related investments	CLOF II (GP) Limited	Shareholder	100
CLOF Jersey General Partner Limited	Jersey	Limited Private Company	Entity is part of the Henderson Central London Office Fund owned by non-TIAA entities, but managed and controlled by TIAA subsidiary, Henderson Funds Management (Jersey) Limited in Jersey.	Non-TIAA Owner*	Non-TIAA Shareholder	0
CLOF Jersey Nominee A Limited	Jersey	Limited Private Company	Entity is part of the Henderson Central London Office Fund owned by non-TIAA entities, but managed and controlled by TIAA subsidiary, Henderson Funds Management (Jersey) Limited in Jersey.	CLOF Jersey General Partner Limited	Sole Shareholder/Owner	100
CLOF Jersey Nominee B Limited	Jersey	Limited Private Company	Entity is part of the Henderson Central London Office Fund owned by non-TIAA entities, but managed and controlled by TIAA subsidiary, Henderson Funds Management (Jersey) Limited in Jersey.	CLOF Jersey General Partner Limited	Sole Shareholder/Owner	100
CLOF Victoria Nominee 1 Limited	United Kingdom	Limited Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	London Belgrave Unit Trust	Sole Shareholder/Owner	100
CLOF Victoria Nominee 2 Limited	United Kingdom	Limited Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	London Belgrave Unit Trust	Sole Shareholder/Owner	100
CoInvest Member LLC	DE	Limited Liability Company	To act as a managing member to a collective investment vehicle which will invest in certain products managed by its Member.	Teachers Advisors, LLC	Member	100
Columbia Commons Apartments, L.P.	MD	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA IV Acquisition, LLC	Limited Partner	1
Columbia Commons Apartments, L.P.	MD	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	General Partner	99
Columbia Commons Funding, LLC	MD	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Columbia Commons Apartments, L.P.	Managing Member	100
Core Plus Bond Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Nuveen Asset Management, LLC	Manager	0
Country Village Shopping Center, LLC	DE	Limited Liability Company	To hold real estate investments	NA Property Fund Holdings, L.L.C.	Sole Member/Owner	100
Courcelles 70	France	Société par actions simplifiée(SAS)	TIAA Lux 6 acts as the President of this French real estate envestment entity.	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
Covariance Capital Management, Inc.	DE	For Profit Corporation	To act as an investment adviser to mid-size endowments and foundations and to hold a general partnership and related limited partnerships	TIAA-CREF Redwood, LLC	Shareholder	100
CPF 1511 Third Avenue LLC	DE	Limited Liability Company	To own and operate real estate.	CPF/UIR Joint Venture LLC	Sole Member	100

CPF 636 Sixth Avenue LLC	DE	Limited Liability Company	To own and operate real estate.	CPF/UIR Joint Venture LLC	Sole Member	100
CPF 856 Market Street LLC	DE	Limited Liability Company	To own and operate real estate.	CPF/UIR Joint Venture LLC	Sole Member	100
CPF/UIR Joint Venture LLC	DE	Limited Liability Company	To acts as the member of entities holding real estate investments.	CPF/UIR JV Member LLC	Member	51
CPF/UIR Joint Venture TRS LLC	DE	Limited Liability Company	To acts as a taxable REIT subsidiary to the parent company.	U.S. Cities Retail CPF Fund Reit LLC	Sole Member/Owner	100
CPF/UIR JV Member LLC	DE	Limited Liability Company	To acts as the member of a joint venture formed to indirectly own and operate real estate investments.	U.S. Cities Retail CPF Fund Operating LP	Sole Member	100
CPPIB-TIAA U.S. Real Property Fund, L.P.	DE	Limited Partnership	To hold real estate investments	T-C SMA I, LLC	General Partner	1
CPPIB-TIAA U.S. Real Property Fund, L.P.	DE	Limited Partnership	To hold real estate investments	Teachers Insurance and Annuity Association of America	Limited Partner	50
CSHF-PEP Purdue, LLC	DE	Limited Liability Company	To own and operate real estate.	PEP-TH CASA Student Housing, LLC	Member	90
CSHF-PEP USF, LLC	DE	Limited Liability Company	To own and operate real estate.	PEP-TH CASA Student Housing, LLC	Member	90
C-T REIT LLC	DE	Limited Liability Company	To hold real estate investments	CPPIB-TIAA U.S. Real Property Fund, L.P.	Sole Shareholder/Owner	99.99
C-T Shenandoah LLC	DE	Limited Liability Company	To hold real estate investments	C-T REIT LLC	Member	100
CustomerOne Financial Network, Inc.	DE	For Profit Corporation	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law	AMC Holding, Inc.	Shareholder	100
CVII—Bristol Village LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	Managing Member	100
CVII—Great Bridge LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	Managing Member	100
CVII—Ivy Hill GP LLC	DE	Limited Liability Company	Entity formed to to act as a general partner for entities which invest in real estate and related investments for 3rd party investors	ML CASA VII Management, LLC	Managing Member	100
CVII—Ivy Hill LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	Limited Partner	100
CVII—Shoreline LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII, LP	Managing Member	100
CVII—Waterstone LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Holdings, LLC	Managing Member	100
CVII Rancho Hills LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investor	CASA Partners VII Operating Partnership, LP	Member	100
CVII-Landings at Coconut Creek LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Operating Partnership, LP	Member	100
Dangro Invest A/S	Poland	Aktieselskab (A/S)	To own alternative investments.	TEFF Investments BV	Member	100
DDR-SAU Retail Fund, L.L.C.	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	Special Account-U, L.P.	Member	80
Demeter Agricultural Properties II, LLC	DE	Limited Liability Company	To hold agricultural investments.	Ceres Agricultural Properties, LLC	Sole Shareholder/Owner	100
Demeter Agricultural Properties, LLC	DE	Limited Liability Company	To hold agricultural investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100

Dionysus Properties, LLC	DE	Limited Liability Company	To hold agricultural investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Distressed Opportunities Fund, L.P.	DE	Limited Partnership	To act as a closed end private investment fund.	TCAM DOF GP LLC	General Partner	0.0007
Distressed Opportunities Fund, L.P.	DE	Limited Partnership	To act as a closed end private investment fund.	Teachers Insurance and Annuity Association of America	Limited Partner	49.9996
EBP Owner 1 LLC	DE	Limited Liability Company	To own and operate real estate.	SIF-DP EBP Venture LLC	Member	100
EBP Owner 2 LLC	DE	Limited Liability Company	To own and operate real estate.	SIF-DP EBP Venture LLC	Member	100
Eko Topola Sp. z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To hold timber-related investments	Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Shareholder	100
Elite Lender Services, Inc.	FL	For Profit Corporation	To engage in residential mortgage settlement services and act as a title insurance agency and any lawful act or activity for which corporations may be organized under the Florida Business Corporation Act, with all of the general and specific powers and rights granted to and conferred on a corporation by the Act.	TIAA, FSB	Shareholder	100
Energy Power Investment Company, LLC	DE	Limited Liability Company	To hold ownership interests in a limited liability company which in turn will own alternative investments.	North American Sustainable Energy Fund, L.P.	Equity Member	90.52
Enhanced Debt Carry (GP) S.a r.I.	Luxembourg	Société à Responsabilité Limitée(SARL)	To act as general partner for and provide advisory, management, accounting and administrative services to Enhanced Debt Carry SCSp,	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Enhanced Debt Holding S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	The entity is formed to hold investments as part of the Enhanced Debt Carry SCSp, a special limited partnership (societe en commandite special) existing as a specialised investment fund	Global Reall Estate Debt Partners-Fund I (UK)	Sole Shareholder/Owner	100
Enhanced Debt Lending Limited	United Kingdom	Limited Company	The entity if formed to hold investments as part of the Enhanced Debt Carry SCSp, a special limited partnership (societe en commandite special) existing as a specialised investment fund	Global Reall Estate Debt Partners-Fund I (UK)	Sole Shareholder/Owner	100
Enhanced Real Estate Series APAC II—China Outlets SCSp	Luxembourg	Societe en Commandite Speciale (SCSP)	Entity formed as a special limited partnership to invest in real estate and related investments	ERES APAC II (GP) S.à r.l.	General Partner	0.5
Enhanced Real Estate Series APAC II—China Outlets SCSp	Luxembourg	Societe en Commandite Speciale (SCSP)	Entity formed as a special limited partnership to invest in real estate and related investments	TGA APAC Fund Holdings, LLC	Limited Partner	9.21
Enterprise Homes Preservation Fund, LLC	MD	Limited Liability Company	To enter into a joint venture to acquire multifamily affordable housing properties.	Teachers Insurance and Annuity Association of America	Member	68.5
Envisage Information Systems, LLC	NY	Limited Liability Company	To operate a software development company.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
EPP Renewable Energy LLC	DE	Limited Liability Company	Alternative investment vehicle.	Energy Power Investment Company, LLC	Sole Member/Owner	100
ERES APAC II (CIP) SCSp	Luxembourg	Societe en Commandite Speciale (SCSP)	Entity formed to hold carried interests	TH RE Group Holdings Limited	Carried Interest Holder / Partner	38.5
ERES APAC II (GP) S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed to act as general partner	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
ERES APAC II SINGAPORE PTE. LTD.	Singapore	Private Limited	Entity formed to invest in real estate and related investments	Enhanced Real Estate Series APAC II—China Outlets SCSp	Sole Shareholder/Owner	100
Erlangen Arcaden GmbH & Co. KG	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	To invest, hold, and operate real estate and related investments	Erlangen Arcaden Verwaltungs GmbH	Shareholder	5.1
Erlangen Arcaden GmbH & Co. KG	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	To invest, hold, and operate real estate and related investments	TIAA Lux 5 S.a.r.l.	Shareholder	94.9
Erlangen Arcaden Verwaltungs GmbH	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	To invest, hold, and operate real estate and related investments	TIAA Lux 5 S.a.r.l.	Sole Shareholder/Owner	100
EURL Olympe	France	Società a responsabilità limitata(SRL)	To invest, hold, and operate real estate and related investments	Olympe (Holding)	Sole Shareholder/Owner	100
EURL Servin	France	Società a responsabilità limitata(SRL)	To invest, hold, and operate real estate and related investments	Servin (Holding)	Sole Shareholder/Owner	100

EverBank Commercial Finance, Inc.	DE	For Profit Corporation	To engage in equipment leasing and commercial financing.	Tygris Commercial Finance Group, Inc.	Shareholder	100
Everbank Financial Preferred Trust IV	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Everbank Financial Preferred Trust IX	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Everbank Financial Preferred Trust V	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Everbank Financial Preferred Trust VI	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Everbank Financial Preferred Trust VII	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Everbank Financial Preferred Trust VIII	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
EverBank Funding, LLC	DE	Limited Liability Company	To act as a special purpose vehicle to securitize residential mortgage loans.	TIAA FSB Holdings, Inc.	Shareholder	100
EverBank Wealth Management, Inc.	DE	For Profit Corporation	This entity is dormant.	TIAA, FSB	Shareholder	100
EverTrade Direct Brokerage, Inc.	MO	For Profit Corporation	This entity is dormant.	CustomerOne Financial Network, Inc.	Shareholder	100
FARMEX Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
First Alliance Capital Trust I	DE	Statutory Trust	To issue securities to third party investors.	TIAA FSB Holdings, Inc.	Shareholder	100
Fordham Glen Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Sole Member/Owner	100
Forestal GTR Chile Limitada	Chile	Limitada (Lda.)	To hold timber-related investments	Global Timber SA LLC	Sole Member	100
Forestal Monterrey Colombia SAS	Colombia	Sociedad por Acciones Simplificada, S.A.S	To hold timber-related investments	Global Timber Spain, S.L.	Member	85.48
Forestal y Agricola Silvoligna Chile Limitada	Chile	Limited Company	To hold agricultural investments.	Renewable Timber Resources LLC	Partner	99.99
GAP II NZ GP Limited	New Zealand	Limited Company	To act as a general partner of a limited partnership.	Nuveen Alternatives Services LLC	Member	100
GAPK Investimentos Ltda	Brazil	Sociedad Anonima (S.A.)	To act as a holding company for timber-related investments.	GTR Brasil Participacoes Ltda.	Shareholder	100
Ginza115 Trust	Japan	Trust	To invest, hold, and operate real estate and related investments	TGA Ginza115 TMK	Beneficiary of the Trust	100
Glenlake Club I, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	Managing Member	100
Global AG AIV (CN) GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership.	Nuveen Alternative Holdings LLC	Sole Member	100
Global AG II AIV GP LLC	DE	Limited Liability Company	To hold agricultural investments	Nuveen Alternative Holdings LLC	Member	100
Global AG II US Corp.	DE	For Profit Corporation	To hold agricultural investments	Global Agriculture II AIV, LP	Shareholder	100
Global AG Properties II USA LLC	DE	Limited Liability Company	To hold agricultural investments	Global AG II US Corp.	Member	50

Global AG Properties II USA LLC	DE	Limited Liability Company	To hold agricultural investments	Global Agriculture II AIV (US) LLC	Member	50
Global AG Properties USA LLC	DE	Limited Liability Company	To hold agricultural investments	Global AG US Corp.	Joint Venture	57.5
Global AG Properties USA LLC	DE	Limited Liability Company	To hold agricultural investments	Global Agriculture AIV (US) LLC	Partly Owned	42.5
Global AG US Corp.	DE	For Profit Corporation	Non TIAA Entity formed to hold partial ownership interest in Global AG Properties USA LLC	Global Agriculture AIV (CN), LP	Direct Subsidiary	43.5
Global Agriculture AIV (CN), LP	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Teachers Advisors, Inc.	Global AG AIV (CN) GP LLC	General Partner	0.01
Global Agriculture AIV (US) LLC	DE	Limited Liability Company	To hold agricultural investments.	TIAA Global AG Holdco LLC	Member	98.1
Global Agriculture AIV (US) LLC	DE	Limited Liability Company	To hold agricultural investments.	TIAA Global AG Special Member LLC	Special Member	0
Global Agriculture II AIV (US) LLC	DE	Limited Liability Company	To hold agricultural investments	TIAA Global AG Holdco LLC	Member	100
Global Agriculture II AIV (US) LLC	DE	Limited Liability Company	To hold agricultural investments	TIAA Global AG II Special Member LLC	Member	0
Global Agriculture II AIV, LP	DE	Limited Partnership	To hold agricultural investments	Global AG II AIV GP LLC	General Partner	50
Global Agriculture II AIV, LP	DE	Limited Partnership	To hold agricultural investments	TIAA Global AG II Special Member LLC	Special Limited Partner	0
Global Agriculture II Investor Fund, LP	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by TIAA-CREF Alternatives Advisors, LLC	Nuveen Alternatives Advisors LLC	Limited Partner	0
Global Investors GP II, L.L.C.	DE	Limited Liability Company	To act as general partner of a limited partnership	TH Property Holdings, L.L.C.	Managing Member	100
Global Investors GP IV, L.L.C.	DE	Limited Liability Company	To act as general partner of a limited partnership	TH Property Holdings, L.L.C.	Managing Member	100
Global Investors GP, L.L.C.	DE	Limited Liability Company	To act as GP for Henderson USA Funds	TH Property Holdings, L.L.C.	Managing Member	100
Global Real Estate Debt Partners—Fund I (UK) SCSp	Luxembourg	Societe en Commandite Speciale (SCSP)	A fund established to hold investments.	Nuveen Real Estate Debt Partners (GP) S.à r.l.	General Partner	60.86
Global Real Estate Debt Partners—Fund II (UK) SCSp	Luxembourg	Societe en Commandite Speciale (SCSP)	Entity formed as a Luxembourg LP, indirectly managed by TIAA through its wholly owned subsidiary(ies)	Nuveen Real Estate Debt Partners II (GP) S.à r.l.	General Partner	0.5
Global Real Estate Debt Partners—Fund II (UK) SCSp	Luxembourg	Societe en Commandite Speciale (SCSP)	Entity formed as a Luxembourg LP, indirectly managed by TIAA through its wholly owned subsidiary(ies)	Teachers Insurance and Annuity Association of America	Limited Partner	99.5
Global Timber International, LLC	DE	Limited Liability Company	To hold ownership interests in the Chilean timber-related investments	Global Timber Resources LLC	Sole Member	100
Global Timber NL, B.V.	Netherlands	Besloten Venootschap(BV)	To act as a holding company for timber-related investments	GT Europe Cooperatief U.A.	Shareholder	100
Global Timber Resources Investor Fund, LP	DE	Limited Partnership	Entity is formed for the feeder fund of the Global Timber Fund	GTR Investor Fund GP LLC	General Partner	50
Global Timber Resources Investor Fund, LP	DE	Limited Partnership	Entity is formed for the feeder fund of the Global Timber Fund	GTR Special Member Holdco LLC	Special Member	0
Global Timber Resources LLC	DE	Limited Liability Company	Entity was formed to be the investment vehicle for the Global Timber Fund.	Global Timber Resources Investor Fund, LP	Member	3.741

Global Timber Resources LLC	DE	Limited Liability Company	Entity was formed to be the investment vehicle for the Global Timber Fund.	TIAA GTR Holdco LLC	Member	50
Global Timber SA LLC	DE	Limited Liability Company	Entity formed to hold ownership interests for the Chilean S.A. timber investments in connection with the Global Timber Fund	Global Timber Resources LLC	Managing Member	100
Global Timber Spain, S.L.	Spain	Sociedad Limitada(SL)	To hold timber-related investments	Global Timber International, LLC	Member	100
GREDP II Holding S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	The purpose of the Company will be to enhance the operation of Global Real Estate Debt Partners—Fund II (UK) by buying investments from GREDP II Lending Limited and issuing tracking notes to Global Real Estate Partners—Fund II (UK) SCSp in consideration.	Global Real Estate Debt Partners—Fund II (UK) SCSp	Sole Shareholder/Owner	100
GREDP II LENDING LIMITED	United Kingdom	Limited Private Company	The purpose of the Company will be to enhance the operation of Global Real Estate Debt Partners—Fund II (UK) by making investment with funds lent to it by Global Real Estate Partners—Fund II (UK) SCSp and selling these investments to GREDP II Holding SARL.	Global Real Estate Debt Partners—Fund II (UK) SCSp	Sole Shareholder/Owner	100
Green River PP Condominium Association, Inc.	CO	Non Profit Corporation	To hold real estate investments	T-C Palomino Green River LLC	Shareholder	100
GreenWood Resources Beijing Forestry Co.	China	Wholly Owned Foreign Enterprise	To provide property management services	GreenWood Resources China Ltd. (HK)	Shareholder	100
Greenwood Resources Brasil, Ltda.	Brazil	Limited Liability Company/Ltda	To provide property management services	GreenWood Resources, Inc.	Partner	1
Greenwood Resources Brasil, Ltda.	Brazil	Limited Liability Company/Ltda	To provide property management services	GWR Property Management International, LLC	Partner	99
GreenWood Resources Capital Management, LLC	DE	Limited Liability Company	To act as a registered investment advisor	GreenWood Resources, Inc.	Direct Subsidiary	100
GreenWood Resources Chile SpA	Chile	Sociedad Anonima (S.A.)	To provide property management services	GWR SA Ltd (BVI)	Shareholder	100
GreenWood Resources China Ltd. (HK)	Hong Kong	Limited Company	To provide capital management services	GWR China Ltd. (BVI)	Shareholder	100
GreenWood Resources Poland sp z.o.o.	Poland	Société Privée à Responsabilité Limitée(SPRL)	To provide property management services	GWR Europe Limited	Shareholder	100
GreenWood Resources, Inc.	DE	For Profit Corporation	To act as an advisor and manager of timber and related investments.	Beaver Investment Holdings LLC	Shareholder	80
GreenWood Tree Farm Fund, LP	DE	Limited Partnership	To hold timber-related investments	GWR-GTFF Investment, LLC	Partner	0.58
Gresham Asset Management LLC	DE	Limited Liability Company	To serve as a shell entity. This entity exists for tax purposes and to collect performance compensation from certain funds.	Nuveen Investments, Inc.	Managing Member	76.6
Gresham CMS Fund, LLC	DE	Limited Liability Company	Nuveen/Gresham Commodity-only systematic multi-strategy fund	Gresham Asset Management LLC	Managing Member	0.02
Gresham CMS Fund, LLC	DE	Limited Liability Company	Nuveen/Gresham Commodity-only systematic multi-strategy fund	Teachers Insurance and Annuity Association of America	Member	99.98
Gresham Investment Management Asia Pte Ltd.	Singapore	Managed By	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.	Gresham Investment Management LLC	Partner	100
Gresham Investment Management LLC	DE	Limited Liability Company	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services to Nuveen Group-sponsored investment vehicles	Nuveen Investments, Inc.	Managing Member	76.6
Gresham RDP Partners Fund, L.L.C.	DE	Limited Liability Company	Nuveen/Gresham commodity fund	Gresham Investment Management LLC	Managing Member	0
GreshamQuant-ACAR Fund, L.L.C.	DE	Limited Liability Company	Entity formed to invest in commodity futures, forwards, swaps, and options on commodity futures for 3rd party investors.	Gresham Investment Management LLC	Managing Member	95.07
Gropius Passagen GmbH & Co. KG	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	Entity formed to hold joint venture investments in Germany.	Gropius S.a.r.l.	Shareholder	99.8
Gropius Passagen GmbH & Co. KG	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	Entity formed to hold joint venture investments in Germany.	TIAA Lux 11 S.a.r.l.	Shareholder	0.16
Gropius Passagen Verwaltungs GmbH	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	Entity formed to hold joint venture real estate investments.	TIAA Lux 11 S.a.r.l.	Shareholder	80

Gropius S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	TIAA Lux 11 S.a.r.l.	Shareholder	80
Growth Capital Fund I, L.P.	DE	Limited Partnership	Creation of private fund investment vehicle	Teachers Insurance and Annuity Association of America	Partner	94
Growth Capital GP I, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Winslow Capital Management, LLC	Member	100
GT Europe Cooperatief U.A.	Netherlands	uitgesloten aansprakelijkheid (U.A.)	To act as a holding company for timber-related investments	Global Timber International, LLC	Shareholder	99
GT Europe Cooperatief U.A.	Netherlands	uitgesloten aansprakelijkheid (U.A.)	To act as a holding company for timber-related investments	Global Timber Resources LLC	Shareholder	1
GTFF GP, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	GreenWood Resources, Inc.	Member	100
GTFF Mill Corp.	DE	For Profit Corporation	To hold timber-related investments	GreenWood Tree Farm Fund, LP	Sole Member/Owner	100
GTR Brasil Participacoes Ltda.	Brazil	Limitada (Lda.)	To hold timber-related investments	Global Timber NL, B.V.	Shareholder	99
GTR Brasil Participacoes Ltda.	Brazil	Limitada (Lda.)	To hold timber-related investments	GT Europe Cooperatief U.A.	Shareholder	1
GTR Investor Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	Managing Member	100
GTR Special Member Holdco LLC	DE	Limited Liability Company	To hold carried interests related to the Global Timber Fund	TIAA-CREF Asset Management LLC	Managing Member	100
GWR China Ltd. (BVI)	British Virgin Islands	Limited Company	To act as a holding company for timber-related investments	GWR International Limited	Shareholder	100
GWR Europe Limited	United Kingdom	Private Limited Company	To act as a holding company for timber-related investments	GWR International Limited	Shareholder	100
GWR International Limited	United Kingdom	Limited Company	To act as a holding company for timber-related investments	GreenWood Resources, Inc.	Shareholder	100
GWR Property Management International, LLC	DE	Limited Liability Company	To provide property management services	GreenWood Resources, Inc.	Member	100
GWR SA Ltd (BVI)	British Virgin Islands	Limited Company	To act as a holding company for timber-related investments	GWR International Limited	Shareholder	100
GWR-GTFF Investment, LLC	DE	Limited Liability Company	To act as a holding company for timber-related investments	GreenWood Resources, Inc.	Shareholder	100
Henderson European Retail Property Fund Management S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To manage real estate funds	TH RE AIFM Group Limited	Shareholder	94.4
Henderson Global Investors Property (No.2) Limited	United Kingdom	Limited Company	Entity formed to invest in real estate and related investments for 3rd party investors	HGI Immobilien GmbH	Sole Shareholder/Owner	100
Henderson Joint Ventures Property Funds Management S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To manage real estate funds	TH RE Group Holdings Limited	Sole Member/Owner	100
Henderson Shopping Center Verwaltungs GmbH	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	Entity formed to invest in real estate and related investments for 3rd party investors	Nuveen Real Estate Management Limited	Sole Shareholder/Owner	100
HGI Immobilien GmbH	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	Entity formed as part of the JV and acts as the general partner of the GB Immo Fund.	TH RE Group Holdings Limited	Shareholder	50
Hobson Avenue Vineyard, LLC	CA	Limited Liability Company	To own agricultural investments.	Silverado Premium Properties, LLC	Sole Member	100

HSCF Exeter (Jersey) Limited	Jersey	Limited Private Company	Entity is part of the Henderson UK Shopping Center Fund managed by TIAA Henderson but owned by Non TIAA investors	Non-TIAA Owner*	Non-TIAA Shareholder	4.10699
HV Freehold S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	HV Properties S.à r.l	Sole Shareholder/Owner	100
HV Properties S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Holding S.à r.l	Sole Shareholder/Owner	100
I 595 Toll Road, LLC	DE	Limited Liability Company	To hold infrastructure investments.	TIAA Infrastructure Investments, LLC	Member	100
IAI Australia Fund II Pty, Ltd	Australia	Limited Liability Company	To act as Trustee for IAI Australia Fund II Trust.	International Agricultural Investors Fund II, LLC	Direct Subsidiary	100
IAI Australia Fund II Trust	Australia	Statutory Trust	To hold agricultural investments	International Agricultural Investors Fund II, LLC	Beneficiary of the Trust	100
IAI Australia Pty, Ltd	Australia	Limited Company	To act as the Trustee for IAI Australia Trust.	International Agricultural Investors, LLC	Direct Subsidiary	100
IAI Australia Trust	Australia	Statutory Trust	To hold agricultural investments	International Agricultural Investors, LLC	Beneficiary of the Trust	100
IAI USA Fund II, LLC	DE	Limited Liability Company	To hold agricultural investments	International Agricultural Investors Fund II, LLC	Joint Venture	100
IAI USA, LLC	DE	Limited Liability Company	To hold agricultural investments	International Agricultural Investors, LLC	Direct Subsidiary	100
Inception GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America	Member	100
Inception Partners III, LP	DE	Limited Partnership	To hold real estate investments	Inception GP LLC	General Partner	0
Inception Partners III, LP	DE	Limited Partnership	To hold real estate investments	Teachers Insurance and Annuity Association of America	Limited Partner	100
Inception Partners IV, LP	DE	Limited Partnership	To hold real estate investments	Inception GP LLC	General Partner	0
Inception Partners IV, LP	DE	Limited Partnership	To hold real estate investments	Teachers Insurance and Annuity Association of America	Limited Partner	49
Inception Partners V, LP	DE	Limited Partnership	To hold real estate investments	Inception GP LLC	General Partner	0
Inception Partners V, LP	DE	Limited Partnership	To hold real estate investments	Teachers Insurance and Annuity Association of America	Limited Partner	49
Infra Alpha LLC	DE	Limited Liability Company	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	Member	100
Innesbrook Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Sole Member/Owner	100
International Agricultural Investors Fund II, LLC	DE	Limited Liability Company	To hold agricultural investments.	Ceres Agricultural Properties, LLC	Direct Subsidiary	99.0099
International Agricultural Investors, LLC	DE	Limited Liability Company	To hold agricultural investments.	Ceres Agricultural Properties, LLC	Subsidiary	99.2392
International Agricultural Management, LLC	DE	Limited Liability Company	To act as manager of International Agricultural Investors, LLC	Westchester Group Investment Management, Inc.	Partly Owned	50
Ipopema 95 Fundusz Inwestycyjny Zamknięty Aktywów Niepublicznych (“FIZAN”)	Poland	Wholly Owned Foreign Enterprise	To hold timber-related investments	Global Timber International, LLC	Shareholder	100

IRUS Ursus SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To hold alternative investments.	Neptune Polish HoldCo 2 B.V.	Sole Shareholder/Owner	100
Islazul General Partner S.à.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
JAROSŁAWSKO I	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
JAROSŁAWSKO II	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
JASIONNO Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
JWL Properties, Inc.	DE	For Profit Corporation	To hold real estate investments	485 Properties, LLC	Sole Shareholder/Owner	100
Kaspick & Company, LLC	DE	Limited Liability Company	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations, which act as trustees for donors (and their beneficiaries) participating in their planned giving programs.	TIAA-CREF Redwood, LLC	Sole Shareholder/Owner	100
KOLNO Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
KS Freehold S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Sterling S.à r.l	Sole Shareholder/Owner	100
L&C Log Co, LLC	DE	Limited Liability Company	To hold timber-related investments	Lewis & Clark Timberlands, LP	Member	100
L&C Special Member Holdco, LLC	DE	Limited Liability Company	To hold timber-related investments	TIAA-CREF Asset Management LLC	Sole Member	100
L&C Tree Farms, LLC	DE	Limited Liability Company	To hold timber-related investments	Lewis & Clark Timberlands, LP	Member	100
L&C TRS LLC	DE	Limited Liability Company	To hold timber-related investments	L&C Tree Farms, LLC	Sole Member	100
Lewis & Clark Timberlands, LP	DE	Limited Partnership	To hold timber-related investments	Teachers Insurance and Annuity Association of America	Member	100
Loma del Rio Vineyards LLC	DE	Limited Liability Company	To hold agricultural investments	Global AG Properties USA LLC	Partly Owned	55
Loma del Rio Vineyards LLC	DE	Limited Liability Company	To hold agricultural investments	Premiere Agricultural Properties, LLC	Partly Owned	45
London Belgrave Unit Trust	Jersey	Statutory Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Holding S.à r.l	Shareholder	99.77
London Belgrave Unit Trust	Jersey	Statutory Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Investment S.à r.l	Shareholder	0.23
Lower Columbia Tree Farm, LLC	DE	Limited Liability Company	To hold timber-related investments	GreenWood Tree Farm Fund, LP	Sole Member	100
ŁOZICE Sp. z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Member	100
Madison Dell Ranch Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Managing Member	100
Mandala Food Co-Investment Holdings II SPV	Mauritius	Joint Venture	To make a co-investment in legal entities.	Occator Agricultural Properties, LLC	Partner	100
Mansilla Participacoes Ltda	Brazil	Limitada (Lda.)	To hold agricultural investments	Demeter Agricultural Properties, LLC	Partner	0.1

Mansilla Participacoes Ltda	Brazil	Limitada (Lda.)	To hold agricultural investments	Teachers Insurance and Annuity Association of America	Partner	99.9
Mansion Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	Sole Member/Owner	100
Marsino Vineyard, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Sole Member	100
Matador LP General Partner Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Member/Owner	100
MDR L&M Apartments, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
MIŁKOWO Sp. Z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
Mima Investor Member LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/Owner	100
ML CASA II Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Grande Investments II, LP	Sole Member/Owner	100
ML CASA II, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	Limited Partner	99.9
ML CASA II, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA II Management, LLC	General Partner	0.1
ML CASA III Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Partners III, L.P.	Sole Member/Owner	100
ML CASA III Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Global Investors GP, L.L.C.	Manager	0
ML CASA III, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners III, L.P.	Limited Partner	99.9
ML CASA III, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA III Management, LLC	General Partner	0.1
ML CASA IV Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Partners IV, L.P.	Sole Member/Owner	100
ML CASA IV Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Global Investors GP, L.L.C.	Manager	0
ML CASA IV, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	Limited Partner	99.9
ML CASA IV, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA IV Management, LLC	General Partner	0.1
ML CASA V Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Partners V Holdings, L.L.C.	Sole Shareholder/Owner	100
ML CASA V Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Global Investors GP II, L.L.C.	Manager	0
ML CASA V, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Limited Partner	100
ML CASA V, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA V Management, LLC	General Partner	0

ML CASA VI Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Partners VI GP, LLC	Manager	0
ML CASA VI Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Partners VI Holdings, LLC	Managing Member	100
ML CASA VI, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	Limited Partner	100
ML CASA VI, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI Management, LLC	Manager	0
ML CASA VII Management, LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	CASA Partners VII Operating Partnership, LP	Member	100
ML CASA VII, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VII Operating Partnership, LP	Limited Partner	99.9
ML CASA VII, LP	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VII Management, LLC	General Partner	0.1
MLVI Boca Vista Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	Managing Member	100
MLVI Martha’s Vineyard Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	Managing Member	100
MLVI Park Lake Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	Managing Member	100
MLVI Paseo Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	Sole Member/Owner	100
MLVI Pointe at Crabtree Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	Managing Member	100
MLVI Symphony Place Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	ML CASA VI, LP	Managing Member	100
MM Funding, LLC	DE	Limited Liability Company	To acquire loans that are made available for sale.	Teachers Insurance and Annuity Association of America	Member	100
MMSL Access GP, LLC	DE	Limited Liability Company	To act as the general partner of a private fund investment vehicle.	Nuveen Alternative Investments, LLC	Sole Member/Owner	100
Monte Fresnos Asociacion Agraria de Responsabilidad Ltda.	Uruguay	Limitada (Lda.)	To own alternative investments.	Global Timber International, LLC	Shareholder	1
Monte Fresnos Asociacion Agraria de Responsabilidad Ltda.	Uruguay	Limitada (Lda.)	To own alternative investments.	Global Timber Spain, S.L.	Shareholder	99
Monte Fresnos SA	Uruguay	Sociedad Anonima (S.A.)	To hold alternative investments.	Global Timber Spain, S.L.	Shareholder	100
Monterrey Forestal GWR SAS	Colombia	Sociedad por Acciones Simplificada, S.A.S	To hold timber-related investments	GreenWood Resources, Inc.	Shareholder	100
Montgomery Street CLO Debt Fund LLC	CA	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Non-TIAA Owners*	Non-TIAA Member	0
Municipal Cash Portfolio LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Non-TIAA Owners*	Non-TIAA Member	0
MyVest Corporation	DE	For Profit Corporation	Provides digital financial account management services.	Teachers Insurance and Annuity Association of America	Sole Member/Owner	100
NA Property Fund Holdings, L.L.C.	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	North American Property Fund, L.P.	Member	75
ND Europe Office Holding S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	ND Europe S.à r.l	Sole Shareholder/Owner	100

ND Europe S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	To act as a holding company for real estate investments	ND Properties, Inc.	Sole Shareholder/Owner	100
ND Properties, Inc.	DE	For Profit Corporation	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Neptune Annopol SP Zo.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To invest, hold, and operate real estate and related investments	Neptune Polish Property Venture BV	Sole Shareholder/Owner	100
Neptune Holding Spain, S.L.	Spain	Sociedad Limitada(SL)	To invest, hold, and operate real estate and related investments	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Neptune Krakow SP Z .O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To invest, hold, and operate real estate and related investments	Neptune Polish Property Venture BV	Sole Shareholder/Owner	100
Neptune Las Rozas Outlet S.L.	Spain	Sociedad Limitada(SL)	To invest, hold, and operate real estate and related investments	Neptune Madrid Holdco, S.L.	Sole Shareholder/Owner	100
Neptune Madrid Holdco, S.L.	Spain	Sociedad Limitada(SL)	To invest, hold, and operate real estate and related investments	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Neptune OPCI	France	Société par actions simplifiée(SAS)	To invest, hold, and operate real estate and related investments	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Neptune Polish HoldCo 2 B.V.	Poland	Besloten Venootschap(BV)	Entity formed to invest in real estate and related investments with JV Partner.	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Neptune Polish Property Venture BV	Netherlands	Besloten Venootschap(BV)	To invest, hold, and operate real estate and related investments	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Neptune Poznan Sp. Z.o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To invest, hold, and operate real estate and related investments	Neptune Polish Property Venture BV	Sole Shareholder/Owner	100
Neptune Property Venture S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	T-C Neptune Holdings S.à r.l.	Joint Venture Partner / Shareholder	61.58
Neptune Roppenheim Holding S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Neptune San Sebastian Outlet S.L.	Spain	Sociedad Limitada(SL)	To invest, hold, and operate real estate and related investments	Neptune Madrid Holdco, S.L.	Sole Shareholder/Owner	100
Neptune Vicolungo I S.r.l.	Italy	Società a responsabilità limitata(SRL)	To invest, hold, and operate real estate and related investments	Neptune Property Venture S.à r.l.	Sole Shareholder/Owner	100
Nevis Getafe S.L.	Spain	Neptune Madrid Holdco, S.L.	To invest, hold, and operate real estate and related investments	Neptune Nassica, S.L.	Sole Shareholder/Owner	100
New Fetter Lane Unit Trust	Jersey	Business Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Holding S.à r.l	Shareholder	99.9
New Fetter Lane Unit Trust	Jersey	Business Trust	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold UK Investment S.à r.l	Shareholder	0.1
Nightingale LuxCo S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	T-C Europe S.à r.l.	Sole Shareholder/Owner	100
NIS/R&T, INC.	IL	For Profit Corporation	A legacy Nuveen entity remains active for its Good Will value	Nuveen Investments, Inc.	Shareholder	100
Norte Shopping Retail & Leisure B.V.	Netherlands	Besloten Venootschap(BV)	To invest, hold, and operate real estate and related investments	ND Properties, Inc.	Partly Owned	50
Norteshopping Centro Comercial S.A. Portuguese SA	Portugal	Sociedad Anonima (S.A.)	To invest, hold, and operate real estate and related investments	Norte Shopping Retail & Leisure B.V.	Shareholder	50

North American Property Fund, L.P.	DE	Limited Partnership	To invest, hold, and operate real estate and related investments	Global Investors GP IV, L.L.C.	General Partner	0.0001
North American Sustainable Energy Fund, L.P.	DE	Limited Partnership	To act as a limited partner.	TIAA Infrastructure Investments, LLC	Limited Partner	99.9
Nova Star Oil and Gas Inc.	AB, Canada	For Profit Corporation	To own and manage oil and gas assets	Polar Star Canadian Oil and Gas Holding, Inc.	Sole Shareholder/Owner	100
NR 844 North LLC	DE	Limited Liability Company	To own and operate real estate.	Nuveen Global Cities REIT OP, LP	Member	100
NR Denver Industrial Portfolio LLC	DE	Limited Liability Company	To own and operate real estate.	Nuveen Global Cities REIT OP, LP	Member	100
NR Kirkland Crossing LLC	DE	Limited Liability Company	To own and operate real estate.	Nuveen Global Cities REIT OP, LP	Member	100
Nushares ETF Trust	MA	Business Trust	An investment vehicle for 3rd party investors	Teachers Insurance and Annuity Association of America	Trustee	73
Nuveen Alternative Holdings LLC	DE	Limited Liability Company	Entity was formed to serve as a holding company for the Alternative Asset Management Operating businesses.	TIAA-CREF Asset Management LLC	Managing Member	100
Nuveen Alternative Investments, LLC	DE	Limited Liability Company	To act as the managing member of the general partner of a private fund investment vehicle.	Nuveen Investments, Inc.	Managing Member	100
Nuveen Alternatives Advisors LLC	DE	Limited Liability Company	To provide advisory services	Nuveen Alternative Holdings LLC	Sole Member/Owner	100
Nuveen Alternatives Services LLC	DE	Limited Liability Company	To provide administrative services and to act as General Partner	Nuveen Alternative Holdings LLC	Sole Member/Owner	100
Nuveen Asset Management, LLC	DE	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen Fund Advisors, LLC	Managing Member	100
Nuveen Australia Pty Ltd	Australia	Proprietary Limited	To provide distribution and marketing services	Nuveen International Holdings LLC	Sole Shareholder/Owner	100
Nuveen Beteiligung Verwaltungs GmbH	Germany	Gesellschaft mit beschränkter Haftung(GmbH)	To manage real estate investments	TH RE Group Holdings Limited	Sole Member/Owner	100
Nuveen Finance, LLC	DE	Limited Liability Company	To act as a holding company	Nuveen, LLC	Managing Member	100
Nuveen Fund (Europe) Management S.à.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To manage real estate funds	TH RE AIFM Group Limited	Sole Shareholder/Owner	100
Nuveen Fund Advisors, LLC	DE	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles. U.S. Securities and Exchange Commission registered investment adviser. U.S. Commodity Futures Trading Commission registered commodity pool operator.	Nuveen Investments, Inc.	Managing Member	100
Nuveen Fund Management (Jersey) Limited	Jersey	Limited Company	To manage real estate funds	TH RE AIFM Group Limited	Sole Member/Owner	100
Nuveen Fund Management S.à.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To manage real estate funds	TH RE AIFM Group Limited	Sole Shareholder/Owner	100
Nuveen Fund Management Vanquish (Jersey) Limited	Jersey	Limited Company	To manage real estate funds	Nuveen Fund Management (Jersey) Limited	Sole Shareholder/Owner	100
Nuveen Fund Management Vanquish II (Jersey) Limited	Jersey	Limited Company	To manage real estate funds	Nuveen Fund Management (Jersey) Limited	Sole Shareholder/Owner	100
Nuveen Global Cities REIT LP, LLC	DE	Limited Liability Company	To be part of a REIT vehicle to raise capital for real estate investments.	Nuveen Global Cities REIT, Inc.	Sole Member	100
Nuveen Global Cities REIT OP, LP	DE	Limited Partnership	To be part of a REIT vehicle to raise capital for real estate investments.	Nuveen Global Cities REIT LP, LLC	Limited Partner	100
Nuveen Global Cities REIT, Inc.	MD	For Profit Corporation	To raise third-party capital for real estate investments.	Nuveen, LLC	Shareholder	100

Nuveen Global Investments Holdings, LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen Investments, Inc.	Managing Member	100
Nuveen Global Investments Ltd	United Kingdom	Private Limited Company	This entity is inactive and in the process of dissolution.	Nuveen Global Investments Holdings, LLC	Manager	100
Nuveen Global Investors Funds PLC	Ireland	Public Limited Company

An umbrella fund with segregated liability between sub-funds, established as an open-ended investment company with variable capital organized under the laws of Ireland and formed to act as a vehicle for third party investors.

				TIAA and Non-TIAA Owners	Shareholder	**
Nuveen Holdings 1, Inc.	DE	For Profit Corporation	To act as a holding company.	Nuveen Finance, LLC	Shareholder	100
Nuveen Holdings, Inc.	DE	For Profit Corporation	To act as a holding company.	Nuveen Holdings 1, Inc.	Sole Shareholder/Owner	100
Nuveen Hong Kong Limited	Hong Kong	Limited Company	To provide distribution, advisory, and marketing services	TGAM HK HC LLC	Sole Shareholder/Owner	100
Nuveen International Holdings LLC	DE	Limited Liability Company	To act as a holding company of foreign subsidiaries	Nuveen Alternative Holdings LLC	Sole Member	100
Nuveen Investment Consulting (Shanghai) Co Ltd	China	Limited Company	Entity formed provide investment consulting	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Nuveen Investments Advisers, LLC	DE	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen Investments, Inc.	Shareholder	100
Nuveen Investments Canada Co.	NS, Canada	For Profit Corporation	To provide sales and marketing services with respect to the investment advisory and management services offered by its affiliates.	Nuveen International Holdings LLC	Sole Shareholder/Owner	100
Nuveen Investments Holdings, Inc.	DE	For Profit Corporation	To serve as a holding company.	Nuveen Investments, Inc.	Shareholder	100
Nuveen Investments, Inc.	DE	For Profit Corporation	To act as a holding company.	Nuveen Holdings, Inc.	Shareholder	100
Nuveen Management AIFM Limited	United Kingdom	Private Limited Company	To act as an asset manager	TH RE AIFM Group Limited	Sole Shareholder/Owner	100
Nuveen Management Austria GmbH	Austria	Gesellschaft mit beschränkter Haftung(GmbH)	To manage real estate funds	TH RE Group Holdings Limited	Shareholder	65
Nuveen Management Company (Luxembourg) No 1 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	To manage real estate funds	TH RE AIFM Group Limited	Shareholder	94.4
Nuveen Management Finland Oy	Finland	Osakeyhtio (Oy)	Entity formed to house employees for the asset manager in Finland in connection with European Cities Fund	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Nuveen NWQ Holdings, LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen Investments, Inc.	Member	100
Nuveen Property Management (Jersey) Limited	Jersey	Limited Company	To manage real estate funds	TH RE AIFM Group Limited	Sole Shareholder/Owner	100
Nuveen Real Estate Debt Partners (GP) S.à.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Nuveen Real Estate Debt Partners II (GP) S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed to act as general partner	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Nuveen Real Estate Limited	United Kingdom	Private Limited Company	To act as the holding company for the THRE and related entities	TIAA International Holdings 1 Limited	Shareholder	0.4
Nuveen Real Estate Limited	United Kingdom	Private Limited Company	To act as the holding company for the THRE and related entities	TIAA International Holdings 3 Limited	Shareholder	99.6
Nuveen Real Estate Management Limited	United Kingdom	Private Limited Company	To manage real estate funds	TH RE FCACO Limited	Sole Shareholder/Owner	100

Nuveen Real Estate Nominees Limited	United Kingdom	Private Limited Company	Entity formed to invest in real estate and related investments for 3rd party investors	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Nuveen Securities, LLC	DE	Limited Liability Company	To act as a broker-dealer that distributes and/or underwrites Nuveen Group-sponsored investment vehicles and facilitates certain trades made by the Nuveen Group’s investment managers on behalf of their clients. U.S. Securities and Exchange Commission registered broker-dealer and Financial Industry Regulatory Authority member.	Nuveen Investments, Inc.	Member	100
Nuveen Services, LLC	DE	Limited Liability Company	To act as the employer entity for all TGAM employees and to enter into commercial relationships pertaining to the provision of shared services.	Nuveen, LLC	Member	100
Nuveen Singapore Private Limited	Singapore	Private Limited Company	To act as a real estate investment advisor	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
Nuveen Tradewinds Holdings, LLC	DE	Limited Liability Company	To act as a holding company of Tradewinds Global Investors, LLC	Nuveen Investments, Inc.	Member	100
Nuveen UK Limited	United Kingdom	Limited Company	To provide distribution and marketing services	Nuveen International Holdings LLC	Sole Shareholder/Owner	100
Nuveen WCM Holdings, LLC	DE	Limited Liability Company	To act as a holding company of Winslow Capital Management, LLC.	Nuveen Investments, Inc.	Member	100
Nuveen, LLC	DE	Limited Liability Company	To serve as the holding company for the asset management operating business.	Teachers Insurance and Annuity Association of America	Parent	100
NWQ Investment Management Company, LLC	DE	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen NWQ Holdings, LLC	Member	100
NWQ Partners, LLC	DE	Limited Liability Company	To act as a holding company of NWQ Investment Management LLC.	Nuveen NWQ Holdings, LLC	Member	100
Oak Knoll Napa Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado WineGrowers, LLC	Sole Member	100
Oakville 38 Vineyard, LLC	DE	Limited Liability Company	To own and operate a vineyard.	Global AG Properties II USA LLC	Member	100
Occator Agricultural Properties, LLC	DE	Limited Liability Company	To hold agricultural investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
OGARDY	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Oleum Holding Company, Inc.	DE	For Profit Corporation	To act as a holding company for oil and gas investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
OMP (GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
One Boston Place LLC	DE	Limited Liability Company	To hold real estate investments	One Boston Place Real Estate Investment Trust	Sole Shareholder/Owner	100
One Boston Place Real Estate Investment Trust	MD	Business Trust	To hold real estate investments	Teachers Insurance and Annuity Association of America	Partly Owned	50.25
OPAL SP Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
Overlook at Woodholme Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	Managing Member	100
Overture 7 Fund, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	45.51
Park at City West Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Sole Member/Owner	100
Park at Winterset Apartments Funding, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Sole Member/Owner	100

Park at Winterset Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Park at Winterset Apartments Funding, LLC	Sole Member/Owner	100
Pazenrol S.A.	Poland	Sociedad Anonima (S.A.)	To own alternative investments.	Dangro Invest A/S	Partner	100
Pennmuni-TIAA U.S. Real Estate Fund, LLC	DE	Limited Liability Company	To hold real estate investments	T-C SMA 2, LLC	Member	20
Pepper Building Associates LP	PA	Limited Partnership	To own real estate.	T-C Pepper Building GP LLC	General Partner	0.1
Pepper Building Associates LP	PA	Limited Partnership	To own real estate.	Teachers Insurance and Annuity Association of America	Limited Partner	99.9
PEP-TH CASA Student Housing, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	CASA Student Housing Fund Holdings, LLC	Member	90
Permian Investor Asset Manager LLC	DE	Limited Liability Company	To enter into a joint venture to manage real estate.	THRE Permian Investor Asset Manager Member LLC	Member	50
Permian Investor GP LLC	DE	Limited Liability Company	To act as General Partner	THRE Permian Investor GP Member LLC	Member	50
Permian Investor LP	DE	Limited Partnership	To enter into a joint venture to own real estate.	Permian Investor GP LLC	Carried Interest Holder / Partner	0
Permian Investor LP	DE	Limited Partnership	To enter into a joint venture to own real estate.	T-C Permian Investor LLC	Limited Partner	28.62
Pine Tree-SAU Retail Fund, L.L.C.	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Pine Tree-SAU Investor 1, L.L.C.	Non-TIAA Member	5
Pine Tree-SAU Retail Fund, L.L.C.	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Special Account-U, L.P.	Non-TIAA Member	95
Polar Star Canadian Oil and Gas Holding, Inc.	AB, Canada	For Profit Corporation	Holding Company for Polar Star Canandian Oil and Gas, Inc.	Oleum Holding Company, Inc.	Sole Shareholder/Owner	100
Polar Star Canadian Oil and Gas, Inc.	AB, Canada	For Profit Corporation	To operate oil and gas exploration and production businesses	Polar Star Canadian Oil and Gas Holding, Inc.	Sole Shareholder/Owner	100
Prairie Point Complex, L.L.C.	DE	Limited Liability Company	ntity formed to invest in real estate and related investments for 3rd party investors	NA Property Fund Holdings, L.L.C.	Sole Member/Owner	100
Premiere Agricultural Management International, LLC	DE	Limited Liability Company	To act as manager of International Agricultural Investors Fund II, LLC	Westchester Group Investment Management, Inc.	Joint Venture	86.6667
Premiere Agricultural Properties, LLC	DE	Limited Liability Company	To hold agricultural investments.	Ceres Agricultural Properties, LLC	Sole Shareholder/Owner	100
Premiere Columbia Properties, LLC	DE	Limited Liability Company	To hold agricultural investments.	Ceres Agricultural Properties, LLC	Sole Shareholder/Owner	100
Premiere Farm Properties, LLC	DE	Limited Liability Company	To hold agricultural investments.	Ceres Agricultural Properties, LLC	Sole Shareholder/Owner	100
Primary Residential Individual Mortgage Entity Trust	DE	Statutory Trust	To hold investments in residential mortgage loans.	Teachers Insurance and Annuity Association of America	Sole Member	100
Promcat Alternativa, S.L.	Spain	Sociedad Limitada(SL)	To invest, hold, and operate real estate and related investments	Neptune Holding Spain, S.L.	Sole Shareholder/Owner	100
Quercus Algoma Corporation	Canada	Limited Liability Company	To hold real estate investments.	Quercus Forestland Account, LLC	Shareholder	100
Quercus Algoma Land Corporation	Canada	Limited Liability Company	To hold real estate investments.	Quercus Algoma Corporation	Shareholder	100

Quercus Forestland Account, LLC	NC	Limited Liability Company	To hold real estate investments.	Broadleaf Timberland Investments, LLC	Sole Member	99
Quercus Panama LLC	DE	Limited Liability Company	To hold timber-related investments.	Quercus Forestland Account, LLC	Member	100
Quercus West Virginia LLC	DE	Limited Liability Company	To hold timber-related investments.	Quercus Forestland Account, LLC	Member	100
Red Canyon PP Condominium Association, Inc.	CO	Non Profit Corporation	To hold real estate investments	T-C Palomino Red Canyon LLC	Shareholder	100
Regency Dell Ranch Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Managing Member	100
Renaissance Plaza Castle, LLC	MD	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Castle-Renaissance, LLC	Managing Member	100
Renewable Timber Europe, LLC	DE	Limited Liability Company	To hold timber-related investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Renewable Timber Netherlands B.V.	Netherlands	Besloten Venootschap(BV)	To hold timber-related investments.	Renewable Timber Europe, LLC	Partner	100
Renewable Timber Resources LLC	DE	Limited Liability Company	To hold timber related investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
Retail Housing IDF, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	Non-TIAA Owners*	Sole Member/Owner	0
Rhapsody Fund, L.P.	CA	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Asset Management LLC	General Partner	0.47
Rittenhouse Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners IV, L.P.	Managing Member	100
River Oaks Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners VI Holdings, LLC	Managing Member	100
Rodgers Creek Vineyard LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado WineGrowers, LLC	Sole Member	100
ROLA Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
ROLPOL Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Partner	100
ROLZBUD Spółka z o.o	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Roosevelt Participation S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
Roppenheim Holding S.A.S.	France	Société par actions simplifiée(SAS)	To invest, hold, and operate real estate and related investments	Neptune OPCI	Sole Shareholder/Owner	100
Roppenheim Outlet SNC	France	Société en nom collectif (“SNC”)	To invest, hold, and operate real estate and related investments	Neptune Roppenheim Holding S.à r.l	Shareholder	0.01
Roppenheim Outlet SNC	France	Société en nom collectif (“SNC”)	To invest, hold, and operate real estate and related investments	Roppenheim Holding S.A.S.	Shareholder	99.99
Rue de L’Universite 154	France	Société par actions simplifiée(SAS)	To invest, hold, and operate real estate and related investments	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100

San Regis, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners III, L.P.	Sole Member/Owner	100
Santa Barbara Asset Management, LLC	DE	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts.	Nuveen Investments, Inc.	Member	100
Santa Fe Ranch, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	Sole Member/Owner	100
SARL Des Brateaux	France	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	Villabe SAS	Sole Shareholder/Owner	100
SAS Malachite	France	Société par actions simplifiée(SAS)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	TIAA Lux 9 S.à r.l	Sole Shareholder/Owner	100
SAS Roosevelt	France	Société par actions simplifiée(SAS)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
SĄTOPY Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
SEE-AGRO SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
Seneca Industrial Holdings, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
Shelford Vineyards, LLC	CA	Limited Liability Company	To own agricultural investments.	Silverado Sonoma Vineyards, LLC	Member	100
SHF-33D North Apts, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Student Housing Fund Holdings, LLC	Managing Member	100
SHF-Millennium One Apts, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Student Housing Fund Holdings, LLC	Managing Member	100
SHF-The Rocks Apts, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Student Housing Fund Holdings, LLC	Managing Member	100
SIF 301 Business Center Investor Member LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments	TH Real Estate U.S. Strategic Industrial Fund I OP, LP	Managing Member	100
SIF EBP Member LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors	TH Real Estate U.S. Strategic Industrial Fund I LP	Member	100
SIF-DP EBP Venture LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors	SIF EBP Member LLC	Member	95
Silverado Los Alamos Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Sole Member	100
Silverado Premium Properties, LLC	DE	Limited Liability Company	To hold agricultural investments	Dionysus Properties, LLC	Member	100
Silverado SLO Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Member	100
Silverado Sonoma Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Sole Member	100
Silverado Suscol, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado WineGrowers, LLC	Sole Member	100
Silverado Sweetwater Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Sole Member	100
Silverado Winegrowers Holdings, LLC	DE	Limited Liability Company	To hold agricultural investments	Dionysus Properties, LLC	Parent	100
Silverado WineGrowers, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Winegrowers Holdings, LLC	Member	100
Silverhill Winchester 1 Limited	United Kingdom	Limited Private Company	Entity formed to invest in real estate as part of the assets of the Henderson UK Property Fund	Winchester Silverhill Limited	Non-TIAA Shareholder	100

Silverhill Winchester 2 Limited	United Kingdom	Limited Private Company	Entity formed to invest in real estate as part of the assets of the Henderson UK Property Fund	Silverhill Winchester 1 Limited	Non-TIAA Shareholder	100
Silverwood Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	Sole Member/Owner	100
SMA Holding S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Sterling S.à r.l	Sole Shareholder/Owner	100
SMA Investment S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Cityhold Sterling S.à r.l	Sole Shareholder/Owner	100
SNC Garnet-TIAA	France	Société en nom collectif (“SNC”)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	SAS Malachite	Shareholder	99.99
SNC Garnet-TIAA	France	Société en nom collectif (“SNC”)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	TIAA Lux 9 S.à r.l	Shareholder	0.01
SNC La Défense	France	Unlimited Liability Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	SAS Malachite	Shareholder	99.99
SNC La Défense	France	Unlimited Liability Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	TIAA Lux 9 S.à r.l	Shareholder	0.01
SNC Lazuli	France	Unlimited Liability Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	SAS Malachite	Shareholder	99.99
SNC Lazuli	France	Unlimited Liability Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	TIAA Lux 9 S.à r.l	Japanese Preferred Equity Shareholder (Has economic value)	0.01
SNC Péridot	France	Société en nom collectif (“SNC”)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	SAS Malachite	Shareholder	99.99
SNC Péridot	France	Société en nom collectif (“SNC”)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	TIAA Lux 9 S.à r.l	Shareholder	0.01
SNC Roosevelt	France	Unlimited Liability Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	Roosevelt Participation S.à r.l	Shareholder	0.01
SNC Roosevelt	France	Unlimited Liability Company	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	SAS Roosevelt	Shareholder	99.99
SOBIERADZ Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Dangro Invest A/S	Shareholder	100
Social Infra, LLC	DE	Limited Liability Company	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	Member	100
Special Account-U, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Global Investors GP, L.L.C.	General Partner	0.01
SPP Napa Vineyards, LLC	DE	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Member	100
SRMF Town Square Investor Member LLC	DE	Limited Liability Company	To acquire interests in a legal entity in connection with a joint venture.	T-C U.S. Super Regional Mall Fund LP	Member	100
SRMF Town Square Venture LLC	DE	Limited Liability Company	To enter into a joint venture to own real estate.	SRMF Town Square Investor Member LLC	Member	85
SSF-1 LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Symphony Specialty Finance LLC	Subsidiary	46.16
Stanly Ranch Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Sole Member	100

Stonegate Complex GP, L.L.C.	DE	Limited Liability Company	To act as General Partner	NA Property Fund Holdings, L.L.C.	Managing Member	100
Stonegate Complex, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	NA Property Fund Holdings, L.L.C.	Limited Partner	99.99
Stonegate Complex, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	Stonegate Complex GP, L.L.C.	General Partner	0.01
Strategic Commodities Fund II LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.0149
Strategic Commodities Fund LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.0099
Strategic Commodities Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0
Strategic Commodities Master Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0.0016
Sugarloaf East Vineyard, LLC	DE	Limited Liability Company	To hold agricultural investments	Global AG Properties II USA LLC	Member	100
Sugarloaf Vineyard, LLC	DE	Limited Liability Company	To hold agricultural investments	Global AG Properties USA LLC	Managing Member	100
Sunpointe Cove, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments II, LP	Sole Member/Owner	100
Suscol Mountain Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Sole Member	100
Suscol Vista Vineyard, LLC	CA	Limited Liability Company	To own agricultural investments.	Silverado Suscol, LLC	Member	100
Sweden Nova Lund 1 AB	Sweden	Aktiebolag(AB)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	T-C Nordics Investment AB	Sole Shareholder/Owner	100
Sweden Nova Lund 2 AB	Sweden	Aktiebolag(AB)	Entity formed or acquired as part of a joint venture to invest in real estate and related assets.	T-C Nordics Investment AB	Sole Shareholder/Owner	100
SWG Paso Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado WineGrowers, LLC	Sole Member	100
Symphony Asset Management LLC	CA	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen Investments Holdings, Inc.	Managing Member	49
Symphony Asset Management LLC	CA	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen Investments, Inc.	Member	51
SZAFIR SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Taurion Asociacion Agraria de Responsabilidad Ltda	Uruguay	Limitada (Lda.)	To hold alternative investments.	Global Timber International, LLC	Shareholder	1
Taurion Asociacion Agraria de Responsabilidad Ltda	Uruguay	Limitada (Lda.)	To hold alternative investments.	Global Timber Spain, S.L.	Shareholder	99
Taurion SA	Uruguay	Sociedad Anonima (S.A.)	To hold alternative investments.	Global Timber Spain, S.L.	Shareholder	100
T-C 101 Miller Street Holding Company LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Member	100
T-C 101 Miller Street LLC	DE	Limited Liability Company	To hold real estate investments	T-C 101 Miller Street Holding Company LLC	Sole Member	100

T-C 1101 Pennsylvania Avenue LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C 1101 Pennsylvania Avenue Owner LLC	DE	Limited Liability Company	To hold real estate investments	T-C 1101 Pennsylvania Avenue Venture LLC	Sole Shareholder/Owner	99.9
T-C 1101 Pennsylvania Avenue Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C 1101 Pennsylvania Avenue LLC	Sole Shareholder/Owner	50.1
T-C 1500 Owens, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C 1608 Chestnut General Partner LLC	DE	Limited Liability Company	To act as general partner of a limited partnership.	U.S. Cities Fund Operating LP	Sole Member	100
T-C 1608 Chestnut Limited Partner LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Member	100
T-C 1619 Walnut Street GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/Owner	100
T-C 2 Herald Square Member LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Sole Member	100
T-C 2 Herald Square Owner LLC	DE	Limited Liability Company	To hold real estate investments	T-C 2 Herald Square Venture LLC	Member	99.9
T-C 2 Herald Square Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C 2 Herald Square Member LLC	Member	50.1
T-C 20 Hunter Street (AUS) Pty Ltd	Australia	Limited Company	Entity formed to act as Trustee to the T-C 20 Hunter Street (AUS) Trust.	Teachers Insurance and Annuity Association of America	Shareholder	100
T-C 20 Hunter Street (AUS) Trust	Australia	Revocable Trust	Entity formed to hold commerical real estate.	T-C 20 Hunter Street (US) LLC	Shareholder	100
T-C 20 Hunter Street (US) LLC	DE	Limited Liability Company	To hold ownership interests in T-C 20 Hunter Street (AUS) Trust.	Teachers Insurance and Annuity Association of America	Member	100
T-C 200 Milik Street LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C 200 W 72nd Street LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member
T-C 200 W 72nd Street LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Equity Member	100
T-C 225 Binney, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C 2300 Broadway LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C 2500 Wilson Boulevard LLC	DE	Limited Liability Company	To hold real estate investments.	U.S. Cities Office Fund Operating LP	Sole Member	100
T-C 33 Arch Street LLC	DE	Limited Liability Company	To hold real estate investments	T-C 33 Arch Street Venture LLC	Sole Shareholder/Owner	99.9
T-C 33 Arch Street Member LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C 33 Arch Street Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C 33 Arch Street Member LLC	Member	50.1
T-C 3333 Wisconsin Avenue, LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Multifamily Fund Operating LP	Member	100

T-C 40 Broad Street LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Member	100
T-C 400 Montgomery, LLC	DE	Limited Liability Company	To participate in a real estate joint venture.	Teachers Insurance and Annuity Association of America	Member	100
T-C 401 West 14th Street Member LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C 425 Park Avenue LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
T-C 430 West 15th Street LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
T-C 470 Park Avenue South Member LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C 470 Park Avenue South Owner LLC	DE	Limited Liability Company	To hold real estate investments	T-C 470 Park Avenue South Venture LLC	Member	99.9
T-C 470 Park Avenue South Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C 470 Park Avenue South Member LLC	Member	50.01
T-C 475 Fifth Avenue LLC	DE	Limited Liability Company	To hold real estate investments	T-C 475 Fifth Avenue Venture LLC	Member	99.9
T-C 475 Fifth Avenue Member LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C 475 Fifth Avenue Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C 475 Fifth Avenue Member LLC	Member	50.1
T-C 4th & Madison LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C 501 Boylston Street LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C 51 Sleeper Street LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Member	100
T-C 526 Route 46 LLC	DE	Limited Liability Company	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Sole Member	100
T-C 55 Second Street, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C 636 Sixth Avenue Retail LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Member	100
T-C 680 Belleville LLC	DE	Limited Liability Company	To hold real estate investments	TIAA Realty, LLC	Sole Member	100
T-C 685 Third Avenue Member LLC	DE	Limited Liability Company	To participate in a real estate joint venture	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
T-C 699 Bourke Street LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America	Member	100
T-C 701 Brickell LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
T-C 77 Central LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America	Sole Member	100

T-C 780 Third Avenue Member LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers REA, LLC	Member	100
T-C 780 Third Avenue Owner LLC	DE	Limited Liability Company	To hold real estate investments.	T-C 780 Third Avenue Member LLC	Sole Member/ Owner	100
T-C 800 17th Street NW Member LLC	DE	Limited Liability Company	To hold real estate investments.	T-C GA Real Estate Holdings LLC	Sole Member	100
T-C 800 17th Street NW Owner LLC	DE	Limited Liability Company	To hold real estate investments.	T-C 800 17th Street NW Venture LLC	Member	99.9
T-C 800 17th Street NW Venture LLC	DE	Limited Liability Company	To hold real estate investments.	T-C 800 17th Street NW Member LLC	Member	50.1
T-C 888 Brannan Member LLC	DE	Limited Liability Company	To hold real estate investments.	T-C GA Real Estate Holdings LLC	Member	100
T-C 888 Brannan Owner LLC	DE	Limited Liability Company	To hold real estate investments.	T-C 888 Brannan Venture LLC	Member	100
T-C 888 Brannan TRS LLC	DE	Limited Liability Company	To serve as the TRS vehicle of a joint venture formed to own and operate real estate.	T-C 888 Brannan Owner LLC	Sole Member	100
T-C 888 Brannan Venture LLC	DE	Limited Liability Company	To hold real estate investments.	T-C 888 Brannan Member LLC	Joint Venture	50.1
T-C 919 N. Michigan Avenue Retail LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Direct Subsidiary	100
T-C Ashford Meadows LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Member	0
T-C Ashford Meadows LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
T-C Ashton Judiciary LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C Aspira LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C Australia RE Holdings I, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Managing Member	100
T-C Australia RE Holdings II, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	T-C Australia RE Holdings I, LLC	Managing Member	100
T-C Barton Springs LLC	DE	Limited Liability Company	To hold real estate investments.	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C Business Parkway LLC	DE	Limited Liability Company	To hold real estate investments.	U.S. Cities Industrial Fund Operating LP	Sole Member	100
T-C Century Plaza LLC	DE	Limited Liability Company	To hold real estate investments.	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C Charleston Plaza, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
T-C Copley, LLC	DE	Limited Liability Company	To hold real estate investments.	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C Coronado LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund REIT LLC	Sole Member	100
T-C Cypress Park West LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Shareholder/Owner	100
T-C Des Peres Corners LLC	DE	Limited Liability Company	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100

T-C Ellington, LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Multifamily Fund Operating LP	Member	100
T-C Europe Holding, Inc.	DE	For Profit Corporation	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
T-C Europe S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	T-C Europe, LP	Sole Shareholder/Owner	100
T-C Europe, LP	DE	Limited Partnership	To invest, hold, and operate real estate and related investments	T-C Europe Holding, Inc.	General Partner	1
T-C Europe, LP	DE	Limited Partnership	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Limited Partner	99
T-C Fairway Center II LLC	DE	Limited Liability Company	To own and operate real estate.	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C Falls Center Townhouses LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Member	100
T-C Five Oaks LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Fort Point Creative Exchange LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C Forum At Carlsbad LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Foundry Square II Member LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C Foundry Square II Owner LLC	DE	Limited Liability Company	To hold real estate investments	T-C Foundry Square II Venture LLC	Member	99.9
T-C Foundry Square II Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C Foundry Square II Member LLC	Member	50.1
T-C Four Oaks General Partner LLC	DE	Limited Liability Company	To enter into a joint venture to own real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
T-C Four Oaks Place LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
T-C Franklin Square Member LLC	DE	Limited Liability Company	To hold real estate investments.	T-C GA Real Estate Holdings LLC	Member	100
T-C Franklin Square Venture LLC	DE	Limited Liability Company	To hold real estate investments.	T-C Franklin Square Member LLC	Member	50.1
T-C GA Real Estate Holdings LLC	DE	Limited Liability Company	To own the membership interests in limited liability companies.	Teachers Insurance and Annuity Association of America	Member	100
T-C Gorman Road LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Industrial Fund Operating LP	Sole Member	100
T-C Hall of States Member LLC	DE	Limited Liability Company	To hold real estate investments.	T-C GA Real Estate Holdings LLC	Sole Member	100
T-C Hall of States Owner LLC	DE	Limited Liability Company	To hold real estate investments.	T-C Hall of States Venture LLC	Member	99.9
T-C Hall of States Venture LLC	DE	Limited Liability Company	To hold real estate investments.	T-C Hall of States Member LLC	Member	50.1
T-C Hermosa Avenue LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Industrial Fund Operating LP	Sole Member	100

T-C H-T REIT LLC	DE	Limited Liability Company	To act as a REIT	T-C H-T Venture LLC	Member	100
T-C H-T Venture LLC	DE	Limited Liability Company	To hold real estate investments.	T-C HV Member LLC	Member	51
T-C HV Member LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America	Member	100
T-C Illinois Street, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Managing Member	100
T-C JK I LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Member	100
T-C JK II LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Member	100
T-C King Street Station LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Shareholder/Owner	100
T-C Kings Crossing LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C Lakewood Corporate Center LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Industrial Fund Operating LP	Sole Member	100
T-C Legacy at Westwood LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Legacy Place Member LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C Legend at Kierland LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C Legend at Kierland LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Equity Member	100
T-C Lux Fund Holdings LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Managing Member	100
T-C Lux Investments GP S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	Entity formed to act as the General Partner	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
T-C Lux Investments Special Limited Partnership	Luxembourg	Limited Partnership	To invest, hold, and operate real estate and related investments	T-C Lux Fund Holdings LLC	Limited Partner	100
T-C Luxembourg Neptune Holding S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	T-C Europe S.à r.l.	Sole Shareholder/Owner	100
T-C Mass Court, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Miraloma Avenue LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Industrial Fund Operating LP	Sole Member	100
T-C Montecito LLC	DE	Limited Liability Company	To hold real estate investments.	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C Montecito LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers REA, LLC	Equity Member	100
T-C M-T Reit LLC	DE	Limited Liability Company	To act as a real estate investment trust in connection with a joint venture to own real estate.	T-C M-T Venture LLC	Member	99.99
T-C M-T Venture LLC	DE	Limited Liability Company	To enter into a joint venture to own real estate.	T-C MV Member LLC	Member	51

T-C Mt. Ommaney Centre Holding Company LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Member	100
T-C Mt. Ommaney Centre LLC	DE	Limited Liability Company	To hold real estate investments	T-C Mt. Ommaney Centre Holding Company LLC	Sole Member	100
T-C MV Member LLC	DE	Limited Liability Company	To serve as the TIAA member of a joint venture which will make loans secured by real estate.	Teachers Insurance and Annuity Association of America	Member	100
T-C Neptune Holdings S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	T-C Luxembourg Neptune Holding S.à r.l.	Sole Shareholder/Owner	100
T-C Neuperlach Development S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	Joint Venture Partner / Shareholder	51
T-C Newbury Common LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Shareholder/Owner	100
T-C Nordics Investment AB	Sweden	Aktiebolag(AB)	To invest, hold, and operate real estate and related investments	Nightingale LuxCo S.à r.l.	Sole Shareholder/Owner	100
T-C Ocean Air LLC	DE	Limited Liability Company	To hold real estate investments	TCAM Core Property Fund REIT 2 LLC	Sole Member	100
T-C Palatine LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Palomino Blue Ridge LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C Palomino Blue Ridge LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
T-C Palomino Green River LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C Palomino Green River LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Equity Member	100
T-C Palomino Red Canyon LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C Palomino Red Canyon LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
T-C Park 19 LLC	DE	Limited Liability Company	Special purpose entity formed to obtain financing on a real estate investment	U.S. Cities Fund Operating LP	Sole Member	100
T-C Pearl Reit 2 LLC	DE	Limited Liability Company	To act as a REIT	T-C U.S. Super Regional Mall Fund LP	Member	99.9
T-C PEP Asset S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	This entity was formed to hold non-real estate assets in connection with real estate investments in Germany.	T-C PEP Holding S.à r.l	Sole Shareholder/Owner	100
T-C PEP Holding S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	Joint Venture Partner / Shareholder	51
T-C PEP Property S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	T-C PEP Holding S.à r.l	Sole Shareholder/Owner	100
T-C Pepper Building GP LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Parent	100
T-C Permian Investor LLC	DE	Limited Liability Company	To enter into a joint venture to own real estate.	Teachers Insurance and Annuity Association of America	Sole Member	100
T-C Phoenician LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0

T-C Phoenician LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Member	100
T-C Port Northwest Development LLC	DE	Limited Liability Company	To hold real estate investments	TIAA Realty, LLC	Member	100
T-C Potomac Promenade LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Member	100
TC Rancho Cucamonga LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Member	100
T-C RDC, LLC	DE	Limited Liability Company	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C REA 400 Fairview Investor LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Regents Court LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Republic Square Member LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Member	100
T-C Republic Square Mezzanine LLC	DE	Limited Liability Company	To hold real estate investments	T-C Republic Square Reit LLC	Sole Member	100
T-C Republic Square Owner LLC	DE	Limited Liability Company	To hold real estate investments	T-C Republic Square Mezzanine LLC	Member	100
T-C Republic Square Reit LLC	DE	Limited Liability Company	To hold real estate investments	T-C Republic Square Venture LLC	Member	99.9
T-C Republic Square Venture LLC	DE	Limited Liability Company	To hold real estate investments	T-C Republic Square Member LLC	Member	50.1
T-C Ridgepointe Corporate Center LLC	DE	Limited Liability Company	To hold real estate investments.	U.S. Cities Fund Operating LP	Sole Member	100
T-C Roosevelt Square LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Shareholder/Owner	100
T-C Roosevelt Square LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Retail CPF Fund Operating LP	Sole Member/ Owner	100
T-C San Montego TX LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C San Montego TX LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
T-C Savier Street Flats LLC	DE	Limited Liability Company	Special purpose entity formed to obtain financing on a real estate investment	U.S. Cities Multifamily Fund Operating LP	Sole Member	100
T-C SBMC Joint Venture LLC	DE	Limited Liability Company	To own securities.	Teachers Insurance and Annuity Association of America	Member	100
T-C Scripps Ranch LLC	DE	Limited Liability Company	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C Shoppes at Monarch Lakes LLC	DE	Limited Liability Company	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C SMA 2, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
T-C SMA I, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100

T-C SMA III, LLC	DE	Limited Liability Company	T-C SMA III, LLC was organized to act as the general partner of TIAA-CPPIB Commercial Mortgage Company, L.P., which acts as a member of TIAA-CPPIB Commercial Mortgage Company REIT LLC.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
T-C Southside at McEwen Retail LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C SP, Inc.	DE	For Profit Corporation	To act as the springing member of certain limited liability companies in order to meet lender financing requirements for real estate investments	Teachers REA, LLC	Partly Owned	100
T-C State House on Congress Apartments LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Multifamily Fund Operating LP	Sole Member	100
T-C Stonecrest LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Shareholder/Owner	100
T-C The Caruth LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
T-C The Colorado LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C The Edge at Flagler Village LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Member	100
T-C The Manor at Flagler Village LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Managing Member	100
T-C The Manor LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
T-C Township 14 LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Office Fund Operating LP	Sole Member	100
T-C Tradition at Kierland LLC	DE	Limited Liability Company	To hold real estate investments	T-C SP, Inc.	Non-TIAA Springing Member	0
T-C Tradition at Kierland LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
T-C Trio Apartments LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Member	100
T-C U.S. Super Regional Mall Fund GP LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Nuveen Alternative Holdings LLC	Member	100
T-C U.S. Super Regional Mall Fund LP	DE	Limited Partnership	To act as a real estate investment fund.	T-C U.S. Super Regional Mall Fund GP LLC	General Partner	0
T-C U.S. Super Regional Mall Fund LP	DE	Limited Partnership	To act as a real estate investment fund.	Teachers Insurance and Annuity Association of America	Limited Partner	22.22
T-C UK RE Holdings I, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Managing Member	100
T-C UK RE Holdings II, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	T-C UK RE Holdings I, LLC	Managing Member	100
T-C UK RE Holdings III, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	T-C UK RE Holdings II, LLC	Managing Member	100
T-C Uptown Apartments, LLC	DE	Limited Liability Company	To hold real estate investments	Pennmuni-TIAA U.S. Real Estate Fund, LLC	Member	100
T-C Valencia Town Center General Partner LLC	DE	Limited Liability Company	To act as general partner of a limited partnership.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
T-C Valencia Town Center Limited Partner LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100

T-C Waterford Blue Lagoon General Partner LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Teachers Insurance and Annuity Association of America	Member	100
T-C Waterford Blue Lagoon LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Member	100
T-C Wisconsin Place Member LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Member	100
T-C Wisconsin Place Owner LLC	DE	Limited Liability Company	To hold real estate investments	T-C Wisconsin Place Member LLC	Member	100
T-C World Trade Center North LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Office Fund Operating LP	Sole Member	100
TCAM Core Property Fund REIT 2 LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund Operating LP	Sole Member	100
TCAM DOF GP LLC	DE	Limited Liability Company	To act as the general partner of a limited partnership.	TIAA-CREF LPHC, LLC	Sole Shareholder/Owner	100
TCAS Global Investments LLC	DE	Limited Liability Company	To enter into contracts on behalf of various Casa Group entities.	Nuveen Alternatives Services LLC	Managing Member	100
TCAS Global Investments LLC	DE	Limited Liability Company	To enter into contracts on behalf of various Casa Group entities.	Nuveen Alternatives Services LLC	Sole Member	100
TCGA BT AIV, LLC	DE	Limited Liability Company	To act as a trustee of BCIMC (TCGA) Investment Trust.	Nuveen Alternative Holdings LLC	Managing Member	100
TCGA II Investor Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	Member	100
TCGA Investor Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	Sole Member	100
TCPC Associates, LLC	DE	Limited Liability Company	To hold real estate investments	485 Properties, LLC	Sole Shareholder/Owner	100
TCPF 300 SW 27 LLC	DE	Limited Liability Company	To own and operate real estate.	U.S. Cities Fund Operating LP	Sole Member	100
Teachers Advisors, LLC	DE	Limited Liability Company	To act as a registered investment advisor to provide investment management services.	Nuveen Finance, LLC	Sole Member/ Owner	100
Teachers Personal Investors Services, Inc.	DE	For Profit Corporation	To act as a registered broker-dealer to provide distribution and administrative services for the TIAA investment companies other than CREF and REA.	TIAA-CREF Asset Management LLC	Sole Shareholder/Owner	100
Teachers REA II, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
Teachers REA, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
TEFF Holdco LLC	DE	Limited Liability Company	To invest in European farmland through the entity TIAA European Farmland Fund LP.	Teachers Insurance and Annuity Association of America	Member	100
TEFF Holding S.à r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To hold ownership interests in legal entities.	TIAA European Farmland Fund LP	Partner	100
TEFF Investments BV	Netherlands	Besloten Venootschap(BV)	To hold ownership interests in legal entities.	TEFF Holding S.à r.l.	Partner	100
Terra Land Company	IL	For Profit Corporation	To hold agricultural investments	Westchester Group Investment Management, Inc.	Shareholder	100
Terra Ventosa Vineyards, LLC	CA	Limited Liability Company	To hold agricultural investments	Silverado Premium Properties, LLC	Member	100

TETYŃ SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	ADAMAS S.A.	Shareholder	100
TGA 127-137 Franklin LLC	DE	Limited Liability Company	To own real estate investments.	Teachers Insurance and Annuity Association of America	Member	100
TGA 299 Franklin LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Member	100
TGA 600 College Road LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Member	100
TGA 70 Federal Street LLC	DE	Limited Liability Company	To own and operate real estate.	TIAA Realty, LLC	Sole Member	100
TGA APAC Fund Holdings, LLC	DE	Limited Liability Company	To hold interests in Fund	Teachers Insurance and Annuity Association of America	Sole Member	100
TGA FC Investor Member LLC	DE	Limited Liability Company	To enter into a joint venture to acquire real estate.	Teachers Insurance and Annuity Association of America	Sole Member	100
TGA Ginza 115 Holdings Pte. Ltd.	Singapore	Private Limited	To invest, hold, and operate real estate and related investments	TGA Japan Holdings Pte Ltd	Sole Shareholder/Owner	100
TGA Ginza115 GK	Japan	Godo-Kaisha (GK)	To invest, hold, and operate real estate and related investments	TGA Ginza115 ISH	Japanese Common Shareholder (Has no economic value)	100
TGA Ginza115 GK	Japan	Godo-Kaisha (GK)	To invest, hold, and operate real estate and related investments	TGA Japan GK Holdings Pte. Ltd.	Japanese Preferred Equity Shareholder (Has economic value)	99
TGA Ginza115 ISH	Japan	Investment Vehicle	To invest, hold, and operate real estate and related investments	TGA Ginza 115 Holdings Pte. Ltd.	Sole Shareholder/Owner	100
TGA Ginza115 TMK	Japan	Investment Vehicle	To invest, hold, and operate real estate and related investments	TGA Ginza 115 Holdings Pte. Ltd.	Japanese Common Shareholder (Has no economic value)	100
TGA Ginza115 TMK	Japan	Investment Vehicle	To invest, hold, and operate real estate and related investments	TGA Ginza 115 Holdings Pte. Ltd.	Japanese Preferred Equity Shareholder (Has economic value)	49
TGA Ginza115 TMK	Japan	Investment Vehicle	To invest, hold, and operate real estate and related investments	TGA Ginza115 GK	Japanese Preferred Equity Shareholder (Has economic value)	51
TGA Japan GK Holdings Pte. Ltd.	Singapore	Private Limited	To invest, hold, and operate real estate and related investments	TGA Japan Holdings Pte Ltd	Sole Shareholder/Owner	100
TGA Japan Holdings Pte Ltd	Singapore	Private Limited	To invest, hold, and operate real estate and related investments	TGA Japan Holdings, LLC	Sole Shareholder/Owner	100
TGA Japan Holdings, LLC	DE	Limited Liability Company	To invest, hold, and operate real estate and related investments	Teachers Insurance and Annuity Association of America	Managing Member	100
TGA Miller Holding Trust	Australia	Statutory Trust	To invest in real estate and related assets.	TIAA Australia Real Estate Trust	Trustee	100
TGA Miller Street Trust	Australia	Statutory Trust	To invest in real estate and related assets.	TGA Miller Holding Trust	Trustee	100
TGA MKP Member LLC	DE	Limited Liability Company	To originate mortgage loans in the U.S.	Teachers Insurance and Annuity Association of America	Sole Member	100
TGA MKP REIT LLC	DE	Limited Liability Company	To originate mortgage loans in the U.S.	TGA MKP Venture LLC	Sole Member	100
TGA MKP Venture LLC	DE	Limited Liability Company	To originate mortgage loans in the U.S.	TGA MKP Member LLC	Managing Member	60
TGA Montague Investor Member LLC	DE	Limited Liability Company	To enter into a joint venture to acquire real estate.	Teachers Insurance and Annuity Association of America	Member	100

TGA Montrose Residences Investor Member LLC	DE	Limited Liability Company	To hold 90% of the membership interests of a joint venture entity that will hold a real estate investment.	Teachers Insurance and Annuity Association of America	Sole Member	100
TGA Real Estate Fund Holdings, LLC	DE	Limited Liability Company	To hold GA’s investments in the non-traded REIT product.	Teachers Insurance and Annuity Association of America	Sole Member	100
TGAM Agribusiness Fund GP LLC	DE	Limited Liability Company	To make private equity investments in agribusiness companies for TIAA and third party investors.	AGR Partners LLC	Sole Member	100
TGAM Agribusiness Fund Holdings LP	DE	Limited Partnership	To hold agricultural investments	TGAM Agribusiness Fund GP LLC	General Partner	0
TGAM Agribusiness Fund Holdings LP	DE	Limited Partnership	To hold agricultural investments	TGAM Agribusiness Fund LP	Limited Partner	0
TGAM Agribusiness Fund Holdings LP	DE	Limited Partnership	To hold agricultural investments	TGAM Agribusiness Fund-B LP	Limited Partner	0
TGAM Agribusiness Fund Holdings-B Corporate Blocker LLC	DE	Limited Liability Company	To act as an investment vehicle in connection with a fund.	TGAM Agribusiness Fund GP LLC	Manager	0
TGAM Agribusiness Fund Holdings-B LP	DE	Limited Partnership	To act as an investment vehicle in connection with a fund.	TGAM Agribusiness Fund GP LLC	Partner	0
TGAM Agribusiness Fund LP	DE	Limited Partnership	Investment vehicle marketed to third party investors.	Teachers Insurance and Annuity Association of America	Limited Partner	99.7
TGAM Agribusiness Fund LP	DE	Limited Partnership	Investment vehicle marketed to third party investors.	TGAM Agribusiness Fund GP LLC	General Partner	0
TGAM Agribusiness Fund-B LP	Cayman Islands	Limited Partnership	To make private equity investments in agribusiness companies for international third party investors.	TGAM Agribusiness Fund GP LLC	General Partner	0
TGAM APAC LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen International Holdings LLC	Member	33.3333
TGAM APAC LLC	DE	Limited Liability Company	To act as a holding company.	TGAM Subsidiary HC LLC	Member	33.3333
TGAM APAC LLC	DE	Limited Liability Company	To act as a holding company.	TIAA International Subsidiary HC LLC	Member	33.3333
TGAM Asia LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen International Holdings LLC	Member	33.3333
TGAM Asia LLC	DE	Limited Liability Company	To act as a holding company.	TGAM Subsidiary HC LLC	Member	33.3333
TGAM Asia LLC	DE	Limited Liability Company	To act as a holding company.	TIAA International Subsidiary HC LLC	Member	33.3333
TGAM Churchill Fund GP LLC	DE	Limited Liability Company	To act as a general partner.	Churchill Asset Management LLC	Member	100
TGAM Churchill Middle Market Senior Loan Fund K, LP.	Cayman Islands	Limited Partnership	To act as a private investment vehicle that will offer limited partner interests to third party investors.	TGAM Churchill Fund GP LLC	General Partner	100
TGAM HK HC LLC	DE	Limited Liability Company	To act as a holding company.	TGAM APAC LLC	Member	25
TGAM HK HC LLC	DE	Limited Liability Company	To act as a holding company.	TGAM Asia LLC	Member	25
TGAM HK HC LLC	DE	Limited Liability Company	To act as a holding company.	TIAA International APAC LLC	Member	25
TGAM HK HC LLC	DE	Limited Liability Company	To act as a holding company.	TIAA International Asia LLC	Member	25

TGAM International GP LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen Alternative Holdings LLC	Managing Member	100
TGAM Subsidiary HC LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen International Holdings LLC	Sole Member/ Owner	100
TH Property Holdings, L.L.C.	DE	Limited Liability Company	Entity was formerly Henderson Property Holdings, L.L.C. and it was formed to hold membership interest of general partners as part of the Henderson USA Funds	Nuveen Alternative Holdings LLC	Managing Member	100
TH RE Administration Limited	United Kingdom	Private Limited Company	To provide administrative services and hold the employees of TIAA Henderson Real Estate LimitedThis entity is set up to house the employees and to serve as the leasing party under TH RE leases.	Nuveen Real Estate Limited	Sole Shareholder/Owner	100
TH RE AIFM Group Limited	United Kingdom	Private Limited Company	To act as a holding company for entities regulated under the UK’s Alternative Investment Fund Managers Directive	Nuveen Real Estate Limited	Sole Shareholder/Owner	100
TH RE Corporate Secretarial Services Limited	United Kingdom	Private Limited Company	To provide administrative services	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TH RE FCACO Limited	United Kingdom	Private Limited Company	To act as a holding company for entities regulated by the UK’s Financial Conduct Authority and the Markets in Financial Instruments Directive	Nuveen Real Estate Limited	Sole Shareholder/Owner	100
TH RE Group Holdings Limited	United Kingdom	Private Limited Company	To act as a holding company for non-regulated entities	Nuveen Real Estate Limited	Sole Shareholder/Owner	100
TH RE Italy S.r.I	Italy	Sociedad de Responsabilidad Limitada (SRL)	To manage real estate investments	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TH RE Operations Limited	United Kingdom	Private Limited Company	To enter into Nondisclosure Agreements on behalf of the TIAA Henderson Real Estate Limited	TH RE Group Holdings Limited	Sole Member/ Owner	100
TH RE US Limited	United Kingdom	Private Limited Company	To act as a holding company for the TIAA Henderson Real Estate Limited US holding company	Nuveen Real Estate Limited	Sole Shareholder/Owner	100
TH Real Estate (Australia) Limited	Australia	Limited Private Company	To provide real estate advisory and management services	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TH Real Estate (France) SAS	France	Société par actions simplifiée(SAS)	To provide real estate advisory services.	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TH Real Estate Global Cities Advisors, LLC	DE	Limited Liability Company	To provide investment advisory services.	TH Real Estate Global LLC	Member	100
TH Real Estate Global LLC	DE	Limited Liability Company	Holding company for THRE related entities	Nuveen Alternative Holdings LLC	Sole Member/ Owner	100
TH Real Estate Limited	United Kingdom	Limited Company	Entity formed to preserve name	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TH Real Estate PELV GP S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	Acts as a General Partner	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TH Real Estate U.S. Strategic Industrial Fund I GP, LLC	DE	Limited Liability Company	To engage in investments in industrial properties	Nuveen Alternative Holdings LLC	Sole Member	100
TH Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	DE	Limited Liability Company	To engage in investments in industrial properties	TH Real Estate U.S. Strategic Industrial Fund I LP	Sole Member	100
TH Real Estate U.S. Strategic Industrial Fund I LP	DE	Limited Partnership	To engage in investments in industrial properties	Teachers Insurance and Annuity Association of America	General Partner	44.76
TH Real Estate U.S. Strategic Industrial Fund I OP, LP	DE	Limited Partnership	To act as a private investment vehicle for third party investors	TH Real Estate U.S. Strategic Industrial Fund I GP, LLC	General Partner	1
TH Real Estate U.S. Strategic Industrial Fund I OP, LP	DE	Limited Partnership	To act as a private investment vehicle for third party investors	TH Real Estate U.S. Strategic Industrial Fund I Holdings, LLC	Limited Partner	99
TH Real Estate U.S. Strategic Industrial Fund I-A LP	DE	Limited Partnership	To engage in investments in industrial properties	TH Real Estate U.S. Strategic Industrial Fund I GP, LLC	General Partner	0

The A Plus Fund LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.01
The A+ Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0.0086
The A+ Master Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Asset Management LLC	Manager	0.01
The DJF CommodityBuilder Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.0009
The EJ fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0.01
The EJ Master Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Asset Management LLC	Manager	0.004
The ETAP Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0
The ETAP Fund, Ltd.	Cayman Islands	Managed By	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0.01
The ETAP Master Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Asset Management LLC	Manager	0.0036
The Flats 130 DC Residential LLC	DE	Limited Liability Company	To hold real estate investments	The Flats Holding Company LLC	Sole Member	100
The Flats 140 DC Residential LLC	DE	Limited Liability Company	To hold real estate investments	The Flats Holding Company LLC	Sole Member	100
The Flats DC Grocery LLC	DE	Limited Liability Company	To hold real estate investments	The Flats Holding Company LLC	Sole Member	100
The Flats Holding Company LLC	DE	Limited Liability Company	To hold real estate investments	T-C GA Real Estate Holdings LLC	Sole Member	100
The G+ Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.03
The G+ Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0.06
The G+ Master Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Asset Management LLC	Manager	0.0291
The Gresham Qualifying Investor Funds PLC	Ireland	Public Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0
The Grove Apartments Springing Member, Inc	DE	For Profit Corporation	Entity formed to act as the springing member for financing purposes.	CASA Grande Investments I, LLC	Sole Shareholder/Owner	100
The Grove Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Managing Member	100
The Lantern Apartments LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Managing Member	100
The Louis DC Residential LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
The MTAP Commodity Builder Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.01
The Onshore A+ Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0

The Onshore ETAP Fund, L.L.C.	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.0043
The Plata Wine Partners Trust	CA	Business Trust	To hold agricultural investments.	Westchester Group Investment Management, Inc.	Trustee	100
The TAP CommodityBuilder Fund, L.L.C.	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.0042
The Tap Fund, LLC	DE	Limited Liability Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Managing Member	0.0016
The TAP Fund, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0.01
The Tap Master Fund Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Asset Management LLC	Manager	0.004050325278
The Tap Master Fund Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle for third party investors where such investments are managed by a Nuveen Group entity.	Gresham Investment Management LLC	Manager	0
The Woodley DC Residential LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
THRE Australia Real Estate Pty. Ltd.	Australia	Proprietary Limited	Entity formed to act as trustee.	TH Real Estate (Australia) Limited	Sole Shareholder/Owner	100
THRE Global Investments LLC	DE	Limited Liability Company	To enter into contracts on behalf of general account investment subsidiaries	TH Real Estate Global LLC	Managing Member	100
THRE GP Holding Company LLC	DE	Limited Liability Company	To act as holding company for all THRE owned GPs.	TH Real Estate Global LLC	Member	100
THRE Melbourne Retail Asset 1 Pty. Ltd.	Australia	Proprietary Limited	Entity formed to act as trustee.	THRE Melbourne Retail Holding 1 Pty. Ltd.	Sole Shareholder/Owner	100
THRE Melbourne Retail Holding 1 Pty. Ltd.	Australia	Proprietary Limited	Entity formed to act as trustee.	TH Real Estate (Australia) Limited	Sole Shareholder/Owner	100
THRE Permian Investor Asset Manager Member LLC	DE	Limited Liability Company	To enter into a joint venture to act as the Member of the Asset Manager	TH Real Estate Global LLC	Sole Member	100
THRE Permian Investor GP Member LLC	DE	Limited Liability Company	To act as General Partner’s Member	TH Real Estate Global LLC	Sole Member	100
Thurrock Retail Park Unit Trust	Jersey	Unit Trust	To hold real estate investments.	T-C UK RE Holdings II, LLC	Beneficiary of the Trust	0.5
Thurrock Retail Park Unit Trust	Jersey	Unit Trust	To hold real estate investments.	T-C UK RE Holdings III, LLC	Beneficiary of the Trust	99.5
TIAA Administrative Services LLC	DE	Limited Liability Company	Entity formed to perform administration services	Teachers Insurance and Annuity Association of America	Managing Member	100
TIAA Advisory, LLC	DE	Limited Liability Company	To provide advisory services.	TIAA RFS, LLC	Member	100
TIAA Australia Real Estate Trust	Australia	Business Trust	To invest, hold, and operate real estate and related investments	T-C Australia RE Holdings I, LLC	Beneficiary of the Trust	99.99
TIAA Australia Real Estate Trust	Australia	Business Trust	To invest, hold, and operate real estate and related investments	T-C Australia RE Holdings II, LLC	Beneficiary of the Trust	0.01
TIAA Churchill Middle Market CLO I Ltd.	Cayman Islands	Joint Venture	To act as a private investment vehicle that will offer debt securities to third party investors.	Maples FS Limited	Partner	100
TIAA Churchill Middle Market CLO II Ltd.	Cayman Islands	Joint Venture	To act as a private investment vehicle that will offer debt securities to third party investors.	Maples FS Limited	Partner	100

TIAA CLO I LLC	DE	Limited Liability Company	to act as a US-domiciled co-issuer of debt securities to third party investors along with its parent entity, TIAA CLO I Ltd	TIAA CLO I, Ltd.	Member	100
TIAA CLO I, Ltd.	Cayman Islands	Limited Company	To act as a private investment vehicle that will offer debt securities to third party investors.	Maples FS Limited	Non-TIAA Owner	100
TIAA CLO III Ltd.	Cayman Islands	Exempt Company	To act as a co-issuer of debt securities to third party investors and hold ownership interests in a limited liability company.	Maples Corporate Services Limited	Partner	100
TIAA CMBS I, LLC	DE	Limited Liability Company	Invests in securitized mortgage loans.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Diamond Investor, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America	Partly Owned	99.999
TIAA Diversified Public Investments, LLC	DE	Limited Liability Company	To hold various types of investments	Teachers Insurance and Annuity Association of America	Member	100
TIAA European Farmland Fund GP LP	Cayman Islands	Limited Partnership	To act as a general partner of a limited partnership.	Nuveen Alternatives Services LLC	General Partner	50
TIAA European Farmland Fund GP LP	Cayman Islands	Limited Partnership	To act as a general partner of a limited partnership.	TEFF Holdco LLC	Limited Partner	50
TIAA European Farmland Fund LP	Cayman Islands	Limited Partnership	A private investment vehicle sponsored by TIAA for the purpose of investing in European farmland.	TEFF Holdco LLC	Limited Partner	50
TIAA European Farmland Fund LP	Cayman Islands	Limited Partnership	A private investment vehicle sponsored by TIAA for the purpose of investing in European farmland.	TIAA European Farmland Fund GP LP	General Partner	50
TIAA Florida Mall, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
TIAA Franklin Square, LLC	DE	Limited Liability Company	To hold real estate investments	T-C Franklin Square Venture LLC	Member	99.9
TIAA FSB Holdings, Inc.	DE	For Profit Corporation	The corporation is organized for the purposes of transacting any or all lawful business permitted under the laws of the United States and of Florida.	Teachers Insurance and Annuity Association of America	Shareholder	100
TIAA GBS Holding LLC	DE	Limited Liability Company	To act as a holding company for the India-based global delivery center	Teachers Insurance and Annuity Association of America	Member	100
TIAA GBS Singapore Holding Company Pte. Ltd.	Singapore	Limitada (Lda.)	To hold ownership interests in an entity organized under the laws of India.	TIAA GBS Holding LLC	Shareholder	100
TIAA Gemini Office, LLC	DE	Limited Liability Company	To hold real estate investments	485 Properties, LLC	Sole Shareholder/Owner	100
TIAA Global AG Holdco LLC	DE	Limited Liability Company	To act as a holding company for agricultural investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Global AG II Special Member LLC	DE	Limited Liability Company	To hold carried interest in connection with the Global Ag II fund.	TIAA-CREF Asset Management LLC	Member	100
TIAA Global AG Special Member LLC	DE	Limited Liability Company	To hold carried interests from the Global Agriculture Fund	Nuveen Alternative Holdings LLC	Sole Member	100
TIAA Global Business Services (India) Private Limited	India	Limitada (Lda.)	To provide certain information technology related services.	TIAA GBS Holding LLC	Shareholder	1
TIAA Global Business Services (India) Private Limited	India	Limitada (Lda.)	To provide certain information technology related services.	TIAA GBS Singapore Holding Company Pte. Ltd.	Shareholder	99
TIAA Global Equity Income, LLC	DE	Limited Liability Company	To hold investments in dividend-paying global equity securities	Teachers Insurance and Annuity Association of America	Member	100
TIAA Global Public Investments, LLC	DE	Limited Liability Company	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100

TIAA GTR Holdco LLC	DE	Limited Liability Company	To act as a holding company for the Global Timber Fund	Teachers Insurance and Annuity Association of America	Managing Member	100
TIAA Infrastructure Investments, LLC	DE	Limited Liability Company	To act as a member of several limited liability companies which will own investments in infrastructure projects.	Teachers Insurance and Annuity Association of America	Member	100
TIAA International APAC LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen International Holdings LLC	Member	33.3333
TIAA International APAC LLC	DE	Limited Liability Company	To act as a holding company.	TGAM Subsidiary HC LLC	Member	33.3333
TIAA International APAC LLC	DE	Limited Liability Company	To act as a holding company.	TIAA International Subsidiary HC LLC	Member	33.3333
TIAA International Asia LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen International Holdings LLC	Member	33.3333
TIAA International Asia LLC	DE	Limited Liability Company	To act as a holding company.	TGAM Subsidiary HC LLC	Member	33.3333
TIAA International Asia LLC	DE	Limited Liability Company	To act as a holding company.	TIAA International Subsidiary HC LLC	Member	33.3333
TIAA International GP LLC	DE	Limited Liability Company	Acts as a general partner and serves as a director	TIAA-CREF Asset Management LLC	Managing Member	100
TIAA International Holdings 1 Limited	United Kingdom	Private Limited Company	To act as a holding company.	TH Real Estate Global LLC	Sole Shareholder/Owner	100
TIAA International Holdings 2 Limited	United Kingdom	Private Limited Company	To act as a holding company.	TH Real Estate Global LLC	Sole Shareholder/Owner	100
TIAA International Holdings 3 Limited	United Kingdom	Private Limited Company	To act as a holding company.	TIAA International Holdings 2 Limited	Sole Shareholder/Owner	100
TIAA International Subsidiary HC LLC	DE	Limited Liability Company	To act as a holding company.	Nuveen International Holdings LLC	Sole Member/ Owner	100
TIAA Lux 11 S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	Joint Venture Partner / Shareholder	51
TIAA Lux 5 S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	ND Properties, Inc.	Joint Venture Partner / Shareholder	51
TIAA Lux 9 S.à r.l	Luxembourg	Société à Responsabilité Limitée(SARL)	To invest, hold, and operate real estate and related investments	Cityhold Office Partnership S.à r.l	Sole Shareholder/Owner	100
TIAA Melbourne Retail Asset 1 Trust	Australia	Trust	To invest, hold, and operate real estate and related investments	TIAA Melbourne Retail Holding 1 Trust	Beneficiary of the Trust	100
TIAA Melbourne Retail Holding 1 Trust	Australia	Trust	To invest, hold, and operate real estate and related investments	TIAA Australia Real Estate Trust	Beneficiary of the Trust	100
TIAA Miami International Mall, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Shareholder/Owner	100
TIAA Oil and Gas Investments, LLC	DE	Limited Liability Company	To act as a holding company for oil and gas investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Park Evanston, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Realty, LLC	DE	Limited Liability Company	Owns and leases commercial real estate.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA RFS, LLC	DE	Limited Liability Company	To hold ownership interests in a limited liability company.	Teachers Insurance and Annuity Association of America	Member	100

TIAA SMA Strategies LLC	DE	Limited Liability Company	To hold securities for the TIAA general account	Teachers Insurance and Annuity Association of America	Sole Member	100
TIAA Stafford-Harrison LLC	DE	Limited Liability Company	To hold real estate investments	ND Properties, Inc.	Sole Shareholder/Owner	100
TIAA Super Regional Mall Member Sub LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Member	100
TIAA SynGas, LLC	DE	Limited Liability Company	To hold oil and gas investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Timberlands I, LLC	DE	Limited Liability Company	To hold timber-related investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Timberlands II, LLC	DE	Limited Liability Company	To hold timber-related investments.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA Union Place Phase I, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA West Town Mall, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
TIAA Wind Investments LLC	DE	Limited Liability Company	To hold wind power investments.	TIAA Oil and Gas Investments, LLC	Member	100
TIAA, FSB	FL	For Profit Corporation	To engage in banking, lending and trust activities.	TIAA FSB Holdings, Inc.	Shareholder	100
TIAA-CPPIB Commercial Mortgage Company REIT LLC	DE	Limited Liability Company	To hold investments in commercial mortgages	TIAA-CPPIB Commercial Mortgage Company, L.P.	Sole Shareholder/Owner	99.99
TIAA-CPPIB Commercial Mortgage Company, L.P.	DE	Limited Partnership	To act as a member of a real estate investment trust.	T-C SMA III, LLC	General Partner	1
TIAA-CPPIB Commercial Mortgage Company, L.P.	DE	Limited Partnership	To act as a member of a real estate investment trust.	Teachers Insurance and Annuity Association of America	Limited Partner	50
TIAA-CREF Asset Management LLC	DE	Limited Liability Company	To act as a holding company for various subsidiaries providing investment management and related services	Nuveen, LLC	Sole Member/ Owner	100
TIAA-CREF Asset Management UK Limited	United Kingdom	Private Limited Company	To provide real estate investment advisory services	TH RE FCACO Limited	Sole Shareholder/Owner	100
TIAA-CREF Global Agriculture Investor Fund, LP	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Teachers Advisors, Inc.	TCGA Investor Fund GP LLC	General Partner	0
TIAA-CREF Global Agriculture Investor Fund, LP	DE	Limited Partnership	To act as a private investment vehicle for third party investors where such investments are managed by Teachers Advisors, Inc.	TIAA-CREF Asset Management LLC	Limited Partner	100
TIAA-CREF Global Separate Real Estate Company LLC	DE	Limited Liability Company	To enter into contracts on behalf of the TIAA Separate Real Estate Account	Teachers REA, LLC	Sole Shareholder/Owner	100
TIAA-CREF Individual & Institutional Services, LLC	DE	Limited Liability Company	To act as a registered broker-dealer and investment advisor and to provide distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s Fixed and Variable Annuity and Variable Life Products and TCAM Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA-CREF Insurance Agency, LLC	DE	Limited Liability Company	TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products.	TIAA-CREF Life Insurance Company	Sole Shareholder/Owner	100
TIAA-CREF Investment Management, LLC	DE	Limited Liability Company	Entity is a registered investment advisor, which provides investment management services for College Retirement Equities Fund.	TIAA-CREF Asset Management LLC	Sole Member/ Owner	100
TIAA-CREF Life Insurance Company	NY	For Profit Corporation	TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public. TIAA-CREF Life Insurance Company holds the sole member interest in TIAA-CREF Insurance Agency, LLC.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA-CREF LPHC, LLC	DE	Limited Liability Company	To act as the holding company for TCAM DOF GP LLC and TIAA-CREF Real Property GP, LLC.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100

TIAA-CREF Luxembourg S.a.r.l.	Luxembourg	Société à Responsabilité Limitée(SARL)	To provide accounting and domiciliary services to certain Luxembourg entities	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
TIAA-CREF Real Property Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	TIAA-CREF LPHC, LLC	Sole Member	100
TIAA-CREF Real Property Fund LP	DE	Limited Partnership	To hold short term fixed income securities and real estate investments	TIAA-CREF Real Property Fund GP LLC	Partner	0.01
TIAA-CREF Real Property Fund REIT LLC	DE	Limited Liability Company	Acts as an REIT	TIAA-CREF Real Property Fund LP	Member	99.99
TIAA-CREF Redwood, LLC	DE	Limited Liability Company	To act as the holding company for Investment Advisers.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA-CREF Tuition Financing, Inc.	DE	For Profit Corporation	To administer and provide program management services on behalf of state entities to qualified tuition programs formed pursuant to Section 529 of the Internal Revenue Code.	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
TIAA-Stonepeak Investments I, LLC	DE	Limited Liability Company	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	Member	100
TIAA-Stonepeak Investments II, LLC	DE	Limited Liability Company	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	Member	100
T-Investment Properties Corp.	DE	For Profit Corporation	To hold real estate investments	485 Properties, LLC	Sole Shareholder/Owner	100
TOKARY Sp.z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Topola Lasy spolka z o. o.	Poland	Limited Company	To hold timber-related investments	Renewable Timber Netherlands B.V.	Shareholder	100
TPS Investors Blocker Fund, Inc.	DE	For Profit Corporation	To hold ownership interests in a limited liability company.	TPS Investors Master Fund, LP	Shareholder	100
TPS Investors Carry-Co, LLC	DE	Limited Liability Company	To act as a special member of a limited liability company.	Nuveen Alternative Holdings LLC	Managing Member	100
TPS Investors Feeder Fund, LP	MB, Canada	Limited Partnership	To hold the ownership interest of a third party investor in connection with a fund.	TPS Investors GP, LLC	General Partner	0
TPS Investors Finance, Inc.	DE	For Profit Corporation	To hold investments.	TPS Investors Master Fund, LP	Shareholder	100
TPS Investors GP, LLC	DE	Limited Liability Company	To act as a general partner of limited partnerships in connection with a fund.	Nuveen Alternatives Advisors LLC	Member	100
TPS Investors Master Fund, LP	DE	Limited Partnership	To hold ownership interests in legal entities in connection with a managed investment vehicle which will make capital investments.	Nuveen Alternatives Advisors LLC	Special Limited Partner	0
TPS Investors Master Fund, LP	DE	Limited Partnership	To hold ownership interests in legal entities in connection with a managed investment vehicle which will make capital investments.	TPS Investors GP, LLC	General Partner	0
TPS Investors Operating Fund, LLC	DE	Limited Liability Company	To hold investments in a fund.	Nuveen Alternatives Advisors LLC	Special Member	0
TPS Investors Operating Fund, LLC	DE	Limited Liability Company	To hold investments in a fund.	TPS Investors GP, LLC	Managing Member	0

Tramonto Apartments LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Grande Investments I, LLC	Managing Member	100
TREA 1401 H, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
TREA 3010 Bridgepointe Parkway LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA 30700 Russell Ranch Road LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
TREA 32 South State Street LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Member	100
TREA 35th Street LIC Investor Member LLC	DE	Limited Liability Company	To enter into a joint venture to acquire real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
TREA 817 Broadway Investor Member LLC	DE	Limited Liability Company	To enter into a joint venture to acquire real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA 9625 Town Center, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA Allure Camarillo LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA BLVD63, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
TREA Bridges Apartments LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Broward Industrial Pointe West LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Broward Industrial Westpoint LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Campus Pointe 1, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA Campus Pointe 2, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA Campus Pointe 4, LLC	DE	Limited Liability Company	To own real property in connection with a joint venture transaction	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Fashion Show Investor Member LLC	DE	Limited Liability Company	To enter into a joint venture to acquire real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA Florida Retail, LLC	DE	Limited Liability Company	To hold real estate investments.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
TREA Frontera BP Development, LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Frontera Business Park, LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100

TREA Greene Crossing LLC	DE	Limited Liability Company	To acquire real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA Hub Investor Member LLC	DE	Limited Liability Company	To enter into a joint venture to acquire real estate.	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
TREA Knoll Apartments LLC	DE	Limited Liability Company	To own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Naperville LLC	DE	Limited Liability Company	To acquire, own and operate real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA One Beeman Road LLC	DE	Limited Liability Company	To own and operate real estate investment.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Orion on Orpington LLC	DE	Limited Liability Company	To own real estate.	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Sole Member	100
TREA Pacific Center LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member	100
TREA Pacific Plaza, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Sole Member/ Owner	100
TREA Retail Property Portfolio 2006 LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Member	100
TREA Self Storage Investor Member LLC	DE	Limited Liability Company	To act as a member of a joint venture to acquire real property	Teachers Insurance and Annuity Association of America for the benefit of its Separate Real Estate Account	Member	100
TREA Weston, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
TREA Wilshire Rodeo, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers REA, LLC	Sole Shareholder/Owner	100
TRPF 10 Madison Square West Retail LLC	DE	Limited Liability Company	To invest in real estate and related investments with third party investors.	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF 1525 Harvard Avenue LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF 201 Newbury Street LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TRPF 99-101 Boston Office REIT Member LLC	Sole Member/ Owner	100
TRPF 4187 Temple City Boulevard LP	DE	Limited Partnership	To own commercial real estate.	TIAA-CREF Real Property Fund GP LLC	General Partner	0
TRPF 4187 Temple City Boulevard LP	DE	Limited Partnership	To own commercial real estate.	TIAA-CREF Real Property Fund REIT LLC	Limited Partner	100
TRPF 51 Commerce Drive LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF 539 Bryant Street LP	DE	Limited Partnership	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Sole Shareholder/Owner	100

TRPF 80 South Lake Avenue LP	DE	Limited Partnership	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Limited Partner	100
TRPF 86 Chambers Street LLC	DE	Limited Liability Company	To acquire, own and operate real estate.	TIAA-CREF Real Property Fund REIT LLC	Member	100
TRPF 99/101 Boston Office Portfolio LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TRPF 99-101 Boston Office REIT Member LLC	Managing Member	100
TRPF 99-101 Boston Office REIT Member LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Member	99.9
TRPF 99-101 Boston Portfolio Manager LLC	MA	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Atlantic At East Delray LLC	DE	Limited Liability Company	To hold commercial real estate.	TIAA-CREF Real Property Fund REIT LLC	Member	100
TRPF Bridgeway Technology Center LP	DE	Limited Partnership	To invest in real estate and related investments with third party investors.	TIAA-CREF Real Property Fund REIT LLC	Limited Partner	100
TRPF Global Investments, LLC	DE	Limited Liability Company	Entity formed for entering into agreements purposes.	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Laurels at Jacaranda LLC	DE	Limited Liability Company	To invest in real estate and related investments with third party investors.	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Line 28 LLC	DE	Limited Liability Company	To hold commercial real estate.	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Marlton Square LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Marlton Square Pad Site LLC	DE	Limited Liability Company	Entity invests in real estate and related investments for 3rd party investors	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Millennium Tower LLC	DE	Limited Liability Company	To invest in real estate and related investments with third party investors.	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
TRPF Promenade Plaza LLC	DE	Limited Liability Company	To invest in real estate and related investments with third party investors.	TIAA-CREF Real Property Fund REIT LLC	Managing Member	100
True Oak Napa Vineyard, LLC	DE	Limited Liability Company	To hold agricultural investments.	Global AG Properties II USA LLC	Member	21.875
TURKUS SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
TXCGL Properties, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Investments, LLC	Limited Partner	99.99
TXCGL Properties, L.P.	DE	Limited Partnership	Entity formed to invest in real estate and related investments for 3rd party investors	CGL Management, LLC	General Partnership	0.01
Tygris Asset Finance, Inc.	DE	For Profit Corporation	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law	Tygris Commercial Finance Group, Inc.	Shareholder	100
Tygris Commercial Finance Group, Inc.	DE	For Profit Corporation	To engage in any lawful act or activity for which corporations may be organized under the Delaware General Corporation Law	TIAA, FSB	Shareholder	100
U.S. Cities Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	Nuveen Alternative Holdings LLC	Sole Member	100

U.S. Cities Fund LP	DE	Limited Partnership	To hold real estate investments	ND Properties, Inc.	Limited Partner	23.56
U.S. Cities Fund LP	DE	Limited Partnership	To hold real estate investments	U.S. Cities Fund GP LLC	General Partner	0.000074
U.S. Cities Fund Operating GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Fund REIT LLC	Sole Shareholder/Owner	100
U.S. Cities Fund Operating LP	DE	Limited Partnership	To hold real estate investments	U.S. Cities Fund Operating GP LLC	General Partner	0.0001
U.S. Cities Fund Operating LP	DE	Limited Partnership	To hold real estate investments	U.S. Cities Fund REIT LLC	Limited Partner	99.999
U.S. Cities Fund REIT LLC	DE	Limited Liability Company	To hold real estate investments	U.S. Cities Fund LP	Managing Member	99
U.S. Cities Industrial Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	Member	100
U.S. Cities Industrial Fund LP	DE	Limited Partnership	To hold real estate investments in industrial properties	U.S. Cities Fund Operating LP	Limited Partner	100
U.S. Cities Industrial Fund LP	DE	Limited Partnership	To hold real estate investments in industrial properties	U.S. Cities Industrial Fund GP LLC	General Partner	0
U.S. Cities Industrial Fund Operating GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Industrial Fund REIT LLC	Sole Member	100
U.S. Cities Industrial Fund Operating LP	DE	Limited Partnership	To hold real estate investments in industrial properties	U.S. Cities Industrial Fund Operating GP LLC	General Partner	0.01
U.S. Cities Industrial Fund Operating LP	DE	Limited Partnership	To hold real estate investments in industrial properties	U.S. Cities Industrial Fund REIT LLC	Limited Partner	99.99
U.S. Cities Industrial Fund REIT LLC	DE	Limited Liability Company	To hold real estate investments in industrial properties	U.S. Cities Industrial Fund LP	Member	100
U.S. Cities Multifamily Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	Member	100
U.S. Cities Multifamily Fund LP	DE	Limited Partnership	To hold real estate investments in multifamily properties	U.S. Cities Fund Operating LP	Limited Partner	100
U.S. Cities Multifamily Fund LP	DE	Limited Partnership	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund GP LLC	General Partner	0
U.S. Cities Multifamily Fund Operating GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Multifamily Fund REIT LLC	Member	100
U.S. Cities Multifamily Fund Operating LP	DE	Limited Partnership	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund Operating GP LLC	General Partner	0.01
U.S. Cities Multifamily Fund Operating LP	DE	Limited Partnership	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund REIT LLC	Limited Partner	99.99
U.S. Cities Multifamily Fund REIT LLC	DE	Limited Liability Company	To hold real estate investments in multifamily properties	U.S. Cities Multifamily Fund LP	Member	100

U.S. Cities Office Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	Member	100
U.S. Cities Office Fund LP	DE	Limited Partnership	To hold real estate investments in office properties	U.S. Cities Fund Operating LP	Limited Partner	100
U.S. Cities Office Fund LP	DE	Limited Partnership	To hold real estate investments in office properties	U.S. Cities Office Fund GP LLC	General Partner	0
U.S. Cities Office Fund Operating GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Office Fund REIT LLC	Member	100
U.S. Cities Office Fund Operating LP	DE	Limited Partnership	To hold real estate investments in office properties	U.S. Cities Office Fund Operating GP LLC	General Partner	0.01
U.S. Cities Office Fund Operating LP	DE	Limited Partnership	To hold real estate investments in office properties	U.S. Cities Office Fund REIT LLC	Limited Partner	99.99
U.S. Cities Office Fund REIT LLC	DE	Limited Liability Company	To hold real estate investments in office properties	U.S. Cities Office Fund LP	Sole Member	100
U.S. Cities Retail CPF Fund GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Fund Operating LP	Sole Member	100
U.S. Cities Retail CPF Fund LP	DE	Limited Partnership	To hold real estate investments in retail properties	U.S. Cities Fund GP LLC	General Partner	0.01
U.S. Cities Retail CPF Fund LP	DE	Limited Partnership	To hold real estate investments in retail properties	U.S. Cities Fund Operating LP	Limited Partner	99.99
U.S. Cities Retail CPF Fund Operating GP LLC	DE	Limited Liability Company	To act as general partner of a limited partnership	U.S. Cities Retail CPF Fund Reit LLC	Sole Member	100
U.S. Cities Retail CPF Fund Operating LP	DE	Limited Partnership	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund Operating GP LLC	General Partner	0.01
U.S. Cities Retail CPF Fund Operating LP	DE	Limited Partnership	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund Reit LLC	Limited Partner	99.99
U.S. Cities Retail CPF Fund Reit LLC	DE	Limited Liability Company	To hold real estate investments in retail properties	U.S. Cities Retail CPF Fund LP	Sole Member	100
U.S. Cities Retail Fund GP LLC	DE	Limited Liability Company	To hold real estate investments in retail properties.	THRE GP Holding Company LLC	Sole Member	100
U.S. Cities Retail Fund LP	DE	Limited Partnership	To hold real estate investments in retail properties.	U.S. Cities Retail CPF Fund Operating LP	Limited Partner	99.99
U.S. Cities Retail Fund LP	DE	Limited Partnership	To hold real estate investments in retail properties.	U.S. Cities Retail Fund GP LLC	General Partner	0.01
U.S. Cities Retail Fund Operating GP LLC	DE	Limited Liability Company	To hold real estate investments in retail properties.	U.S. Cities Retail Fund REIT LLC	Sole Member	100
U.S. Cities Retail Fund Operating LP	DE	Limited Partnership	To hold real estate investments in retail properties.	U.S. Cities Fund REIT LLC	Limited Partner	99.99
U.S. Cities Retail Fund Operating LP	DE	Limited Partnership	To hold real estate investments in retail properties.	U.S. Cities Retail Fund Operating GP LLC	General Partner	0.01

U.S. Cities Retail Fund REIT LLC	DE	Limited Liability Company	To hold real estate investments in retail properties.	U.S. Cities Retail Fund LP	Member	99.99
UK OM (LP1) (GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
UK OM (LP1) Limited	United Kingdom	Private Limited Company	Entity formed to invest in real estate and related investments for 3rd party investors	UK OM (LP1) (GP) Limited	Sole Shareholder/Owner	100
UK OM (LP2) (GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
UK OM (LP2) Limited	United Kingdom	Private Limited Company	Entity formed to invest in real estate and related investments for 3rd party investors	UK OM (LP2) (GP) Limited	Sole Shareholder/Owner	100
UK OM (LP3) (GP) Limited	United Kingdom	Private Limited Company	To act as general partner of a limited partnership	TH RE Group Holdings Limited	Sole Shareholder/Owner	100
UK OM (LP3) Limited	United Kingdom	Private Limited Company	Entity formed to invest in real estate and related investments for 3rd party investors	UK OM (LP3) (GP) Limited	Sole Shareholder/Owner	100
UK Outlet Mall Partnership LP	Scotland	Limited Partnership	To invest, hold, and operate real estate and related investments. Entity name changed from Henderson UK Outlet Mall Partnership to current effective 4/12/2017.	T-C Lux Investments GP S.à r.l.	Limited Partner	2.21
UK PPP Investments LP	United Kingdom	Limited Partnership	To hold infrastructure investments	Teachers Insurance and Annuity Association of America	Limited Partner	100
UK Real Estate Invest LP	United Kingdom	Limited Partnership	Entity formed to invest in real estate and related investments.	T-C Lux Investments Special Limited Partnership	Limited Partner	4.06
Union Place Phase I, LLC	DE	Limited Liability Company	To hold real estate investments	TIAA Union Place Phase I, LLC	Member	100
Upper Columbia Mill, LLC	DE	Limited Liability Company	To hold alternative investments.	GTFF Mill Corp.	Member	100
Vanquish Properties (UK) Limited Partnership	United Kingdom	Limited Partnership	Entity formed as part of the Vanquish Fund for 3 Non-TIAA JV Partners to invest in real estate	Non-TIAA Owner*	Non-TIAA Limited Partner	0.669
Vanquish Properties GP Limited	Jersey	Limited Company	Act as a General Partner	Vanquish Properties LP Limited	Sole Shareholder/Owner	100
Vanquish Properties GP Nominee 1 Limited	Jersey	Limited Company	Act as a General Partner	Vanquish Properties GP Nominee A Limited	Sole Shareholder/Owner	100
Vanquish Properties GP Nominee 2 Limited	Jersey	Limited Company	Act as a General Partner	Vanquish Properties GP Nominee A Limited	Sole Shareholder/Owner	100
Vanquish Properties GP Nominee 3 Limited	Jersey	Limited Private Company	Act as a General Partner	Vanquish Properties GP Nominee A Limited	Sole Shareholder/Owner	100
Vanquish Properties GP Nominee 4 Limited	Jersey	Limited Proprietary Company	Act as a General Partner	Vanquish Properties GP Nominee A Limited	Sole Shareholder/Owner	100
Vanquish Properties GP Nominee A Limited	Jersey	Limited Proprietary Company	Act as a General Partner	Vanquish Properties GP Limited	Sole Shareholder/Owner	100
Vanquish Properties LP Limited	Jersey	Limited Company	Entity formed as part of the Vanquish Fund for 3 Non-TIAA JV Partners to invest in real estate	CLOF II Vanquish Limited	Shareholder	33

Villabe SAS	France	Société par actions simplifiée(SAS)	To invest, hold, and operate real estate and related investments	ND Europe S.à r.l	Sole Shareholder/Owner	100
W R C Properties, LLC	DE	Limited Liability Company	To hold real estate investments	Teachers Insurance and Annuity Association of America	Sole Shareholder/Owner	100
WALICHNOWY Sp. z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Walnut Street Retail Investors, L.P.	PA	Limited Partnership	To hold real estate investments	T-C 1619 Walnut Street GP LLC	General Partner	0.5
Walnut Street Retail Investors, L.P.	PA	Limited Partnership	To hold real estate investments	Teachers Insurance and Annuity Association of America for the benefit of the Real Estate Account	Limited Partner	99.5
Waterford at The Lakes Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Sole Member/ Owner	100
Waterford Blue Lagoon LP	DE	Limited Partnership	To hold real estate investments	T-C Waterford Blue Lagoon General Partner LLC	General Partner	1
Waterford Blue Lagoon LP	DE	Limited Partnership	To hold real estate investments	T-C Waterford Blue Lagoon LLC	Limited Partner	50
Waterford Blue Lagoon Reit General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon LP	Member	100
Waterford Blue Lagoon Reit LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon LP	Limited Partner	100
Waterford Blue Lagoon Reit LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon Reit General Partner LLC	General Partner	0
Waterford Core General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon LP	Member	100
Waterford Core II General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon LP	Member	100
Waterford Core II Operating LP	DE	Limited Partnership	To own real estate investments.	Waterford Core II General Partner LLC	General Partner	0
Waterford Core Operating LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon LP	Limited Partner	100
Waterford Core Operating LP	DE	Limited Partnership	To hold real estate investments	Waterford Core General Partner LLC	General Partner	0
Waterford Core Reit General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Waterford Blue Lagoon LP	Member	51
Waterford Core Reit LP	DE	Limited Partnership	To own real estate investments.	Waterford Core Reit General Partner LLC	General Partner	0
Waterford Park Apartments, LLC	DE	Limited Liability Company	Entity formed to invest in real estate and related investments for 3rd party investors	CASA Partners V Holdings, L.L.C.	Sole Member/ Owner	100
Westchester Group Asset Management, Inc.	IL	For Profit Corporation	To provide agricultural asset management services	Westchester Group Investment Management, Inc.	Shareholder	100
Westchester Group Farm Management, Inc.	IL	For Profit Corporation	Entity formed to provide farm management services	Westchester Group Investment Management, Inc.	Shareholder	100
Westchester Group Investment Management Holding Company, Inc.	DE	For Profit Corporation	To operate an agricultural asset management business	Nuveen Alternative Holdings LLC	Sole Member	100

Westchester Group Investment Management, Inc.	DE	For Profit Corporation	To operate an agricultural asset management business.	Westchester Group Investment Management Holding Company, Inc.	Shareholder	90
Westchester Group of Australia Pty Ltd	Australia	Limited Liability Company	To act as trustee of Westchester Group of Australia Trust.	Westchester Group Investment Management, Inc.	Partner	100
Westchester Group of Europe Limited	United Kingdom	Limited Company	To provide advice and property management services for agricultural investments	Westchester Group Investment Management, Inc.	Sole Shareholder/Owner	100
Westchester Group of Poland sp.z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To provide agricultural asset management services.	Westchester Group of Europe Limited	Partner	100
Westchester Group Real Estate, Inc.	IL	For Profit Corporation	To provide brokerage services related to agricultural investments	Westchester Group Investment Management, Inc.	Shareholder	100
Westchester Group South America Gestao De Investimentos Ltda.	Brazil	Limited Liability Company/Ltda	To provide asset administration services to legal entities located in Brazil or other companies in South America.	Westchester Group Investment Management, Inc.	Shareholder	99
Westchester Group South America Gestao De Investimentos Ltda.	Brazil	Limited Liability Company/Ltda	To provide asset administration services to legal entities located in Brazil or other companies in South America.	Westchester Group Real Estate, Inc.	Shareholder	1
Westchester Group SRL	Romania	Sociedad de Responsabilidad Limitada (SRL)	To engage in agricultural asset management services.	Westchester Group of Europe Limited	Shareholder	100
Westland at Waterford General Partner LLC	DE	Limited Liability Company	To act as a general partner of a limited partnership.	Westland at Waterford Reit LP	Member	100
Westland at Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	Westland at Waterford General Partner LLC	General Partner	0
Westland at Waterford Operating LP	DE	Limited Partnership	To hold real estate investments	Westland at Waterford Reit LP	Limited Partner	100
Westland at Waterford Reit General Partner LLC	DE	Limited Liability Company	To act as general partner of a limited partnership.	Waterford Blue Lagoon LP	Member	100
Westland at Waterford Reit LP	DE	Limited Partnership	To hold real estate investments	Waterford Blue Lagoon LP	Limited Partner	100
Westland at Waterford Reit LP	DE	Limited Partnership	To hold real estate investments	Westland at Waterford Reit General Partner LLC	General Partner	0
WĘZINY SP. Z O.O.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100
Wigg (Holdings) Limited	United Kingdom	Private Limited Company	To hold infrastructure investments	UK PPP Investments LP	Partner	100
Wigg Investments Limited	United Kingdom	Private Limited Company	To hold infrastructure investments	Wigg (Holdings) Limited	Partner	100
Winchester Silverhill Limited	Jersey	Limited Private Company	Entity formed to invest in real estate as part of the assets of the Henderson UK Property Fund	Non-TIAA 3rd Party Owners	Non-TIAA Shareholder	100
Winslow Capital Management, LLC	DE	Limited Liability Company	To provide investment management services to Nuveen Group-sponsored investment vehicles (which facilitate primarily third party investments) and other third parties via collective investment vehicles and segregated investment accounts. U.S. Securities and Exchange Commission registered investment adviser.	Nuveen WCM Holdings, LLC	Member	100
ZIEMROL Spółka z o.o.	Poland	Spolka Z Ograniczona Odpowiedzialnoscia (SPZOO)	To own alternative investments.	Pazenrol S.A.	Shareholder	100

*	Nonvoting basis of control
***	Nuveen Global Investors Funds PLC is organized as an umbrella fund with segregated liability between sub-funds (the “UCIT sub-funds”). TIAA invests directly and indirectly in the UCIT sub-funds and its ownership has not been aggregated at the umbrella fund level for purposes of this disclosure.

Item 27.	Number of Contractowners

As of February 28, 2018 there were 233,662 owners of the contracts.

Item 28.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA-CREF Life Insurance Company Separate Account VA-1, TIAA-CREF Life Insurance Company Separate Accounts VLI-I and VLI-2, and TIAA Separate Account VA-1.

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Christopher Weyrauch	Chairman of the Board of Managers and Chief Executive Officer
Kathie Jane Andrade	Board of Managers
Rashmi Badwe	Board of Managers
William Griesser	Board of Managers
Catherine McCabe	Board of Managers
Eric Thomas Jones	Board of Managers
Christy R. Lee	Controller and Chief Financial Officer
Jorge Gutierrez	Treasurer
Angela Kahrmann	President and Chief Operating Officer
Samuel A. Turvey	Chief Compliance Officer
Marjorie Pierre-Merritt	Secretary
Pamela Lee Lewis Marlborough	Vice President, Chief Legal Officer, Assistant Secretary
Steven Butzine	Anti-Money Laundering Officer
Patricia Adams	Managing Director

*	The principal business address is: TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017.

(c) Not Applicable.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, Citistorage, 5 North 11th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank,

N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Representations

Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Separate Account VA-3 certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 25th day of April, 2018.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA (On behalf of Registrant and itself)

By:	/s/ CAROL DECKBAR
Name:	CAROL DECKBAR
Title:	Executive Vice President, Institutional Investment and Endowment Services

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 25, 2018 in the capacities indicated.

Signature	Title

/S/ CAROL DECKBAR Carol Deckbar	Executive Vice President, Institutional Investment and Endowment Services (Principal Executive Officer)

/S/ VIRGINIA M. WILSON Virginia M. Wilson	Senior Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

* Jeffrey R. Brown	* Maureen O’Hara

* James R. Chambers	* Donald K. Peterson

* Sidney A Ribeau	* Roger W. Ferguson, Jr.

* Dorothy K. Robinson	* Lisa W. Hess

* Kim M. Sharan	* David L. Shedlarz

* Edward M. Hundert M.D.	* Ronald L. Thompson

* Lawrence H. Linden	* Marta Tienda

/s/ RACHEL D. MENDELSON
Rachel D. Mendelson Attorney-in-fact

*	Signed by Rachel D. Mendelson as attorney-in-fact pursuant to powers of attorney filed previously with the SEC, which are incorporated herein by reference.

Exhibit Index

(4) (A20)	Retirement Choice Annuity Contract

(A21)	Retirement Choice Annuity Certificate

(A22)	Retirement Choice Plus Annuity Contract

(A23)	Retirement Choice Plus Annuity Certificate

(A24)	Income Test Drive Annuity Election Endorsement for Contract

(A25)	Income Test Drive Annuity Election Endorsement for Certificate

(A26)	Endorsement to Your TIAA Group Supplemental Retirement Annuity Certificate

(A27)	Endorsement to Your TIAA Retirement Choice Annuity Certificate

(A28)	Endorsement to Your TIAA Retirement Choice Annuity Contract

(A29)	Endorsement to Your TIAA Retirement Choice Plus Annuity Certificate

(A30)	Endorsement to Your TIAA Retirement Choice Plus Annuity Contract

(9)	Opinion and consent of Meredith Kornreich, Esquire

(10)	(A) Consent of Eversheds Sutherland (US) LLP

(B) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm